Financial Statements
SBL Variable Annuity Account XIV
Year Ended December 31, 2020
With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account XIV

Financial Statements

Year Ended December 31, 2020

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	14
Statements of Operations and Change in Net Assets	25
Notes to Financial Statements	167
1. Organization and Significant Accounting Policies	167
2. Variable Annuity Contract Charges	197
3. Summary of Unit Transactions	203
4. Financial Highlights	219
5. Subsequent Events	309

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of SBL Variable Annuity Account XIV

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account XIV (the Separate Account), as of December 31, 2020 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ ERNST & YOUNG LLP

We have served as the Separate Account’s auditor since 2000.

Kansas City, MO
April 28, 2021

Appendix

Subaccounts comprising SBL Variable Annuity Account XIV

Subaccounts	Statements of operations and changes in net assets
7Twelve Balanced Portfolio Class 3	For each of the two years in the period ended December 31, 2020
AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2020
AB VPS Global Thematic Growth	For each of the two years in the period ended December 31, 2020
AB VPS Growth and Income	For each of the two years in the period ended December 31, 2020
AB VPS Small/Mid Cap Value	For each of the two years in the period ended December 31, 2020
Alger Capital Appreciation	For each of the two years in the period ended December 31, 2020
Alger Large Cap Growth	For each of the two years in the period ended December 31, 2020
ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2020
American Century Diversified Bond	For each of the two years in the period ended December 31, 2020
American Century Equity Income	For each of the two years in the period ended December 31, 2020
American Century Heritage	For each of the two years in the period ended December 31, 2020
American Century International Bond	For each of the two years in the period ended December 31, 2020
American Century International Growth	For each of the two years in the period ended December 31, 2020
American Century Select	For each of the two years in the period ended December 31, 2020
American Century Strategic Allocation: Aggressive	For each of the two years in the period ended December 31, 2020
American Century Strategic Allocation: Conservative	For each of the two years in the period ended December 31, 2020
American Century Strategic Allocation: Moderate	For each of the two years in the period ended December 31, 2020
American Century Ultra®	For each of the two years in the period ended December 31, 2020
American Century VP Disciplined Core Value	For each of the two years in the period ended December 31, 2020
American Century VP Inflation Protection	For each of the two years in the period ended December 31, 2020
American Century VP International	For each of the two years in the period ended December 31, 2020
American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2020
American Century VP Ultra®	For each of the two years in the period ended December 31, 2020
American Century VP Value	For each of the two years in the period ended December 31, 2020
American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2020
American Funds IS® Blue Chip Income and Growth	For each of the two years in the period ended December 31, 2020
American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2020
American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2020
American Funds IS® Global Growth and Income	For each of the two years in the period ended December 31, 2020
American Funds IS® Global Small Capitalization	For each of the two years in the period ended December 31, 2020
American Funds IS® Growth	For each of the two years in the period ended December 31, 2020
American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2020
American Funds IS® International	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
American Funds IS® International Growth and Income	For each of the two years in the period ended December 31, 2020
American Funds IS® Mortgage	For each of the two years in the period ended December 31, 2020
American Funds IS® New World	For each of the two years in the period ended December 31, 2020
American Funds IS® U.S. Government/AAA-Rated Securities	For each of the two years in the period ended December 31, 2020
AMG Managers Fairpointe Mid Cap	For each of the two years in the period ended December 31, 2020
Ariel®	For each of the two years in the period ended December 31, 2020
Baron Asset	For each of the two years in the period ended December 31, 2020
BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2020
BlackRock Advantage Small Cap Growth	For each of the two years in the period ended December 31, 2020
BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2020
BlackRock Capital Appreciation V.I.	For each of the two years in the period ended December 31, 2020
BlackRock Equity Dividend	For each of the two years in the period ended December 31, 2020
BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2020
BlackRock Global Allocation	For each of the two years in the period ended December 31, 2020
BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2020
BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2020
BlackRock International Dividend	For each of the two years in the period ended December 31, 2020
BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2020
BNY Mellon Appreciation	For each of the two years in the period ended December 31, 2020
BNY Mellon Dynamic Value	For each of the two years in the period ended December 31, 2020
BNY Mellon IP MidCap Stock	For each of the two years in the period ended December 31, 2020
BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2020
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2020
BNY Mellon Opportunistic Midcap Value	For each of the two years in the period ended December 31, 2020
BNY Mellon Stock Index	For each of the two years in the period ended December 31, 2020
BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2020
Calamos® Growth	For each of the two years in the period ended December 31, 2020
Calamos® Growth and Income	For each of the two years in the period ended December 31, 2020
Calamos® High Income Opportunities	For each of the two years in the period ended December 31, 2020
ClearBridge Small Cap Growth	For each of the two years in the period ended December 31, 2020
ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2020
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2020
Dimensional VA Equity Allocation	For the year ended December 31, 2020 and period from May 1, 2019 (commencement of operations) through December 31, 2019
Dimensional VA Global Bond Portfolio	For each of the two years in the period ended December 31, 2020
Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2020
Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2020
Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2020
Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2020
DWS Capital Growth VIP	For each of the two years in the period ended December 31, 2020
DWS Core Equity VIP	For each of the two years in the period ended December 31, 2020
DWS CROCI® U.S. VIP	For each of the two years in the period ended December 31, 2020
DWS Global Small Cap VIP	For each of the two years in the period ended December 31, 2020
DWS High Income VIP	For each of the two years in the period ended December 31, 2020
DWS International Growth VIP	For each of the two years in the period ended December 31, 2020
DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2020
Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2020
Federated Hermes Corporate Bond	For each of the two years in the period ended December 31, 2020
Federated Hermes Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2020
Federated Hermes High Income Bond II	For each of the two years in the period ended December 31, 2020
FFI Strategies	For each of the two years in the period ended December 31, 2020
Fidelity® Advisor Dividend Growth	For each of the two years in the period ended December 31, 2020
Fidelity® Advisor International Capital Appreciation	For each of the two years in the period ended December 31, 2020
Fidelity® Advisor Leveraged Company Stock	For each of the two years in the period ended December 31, 2020
Fidelity® Advisor New Insights	For each of the two years in the period ended December 31, 2020
Fidelity® Advisor Real Estate	For each of the two years in the period ended December 31, 2020
Fidelity® Advisor Stock Selector Mid Cap	For each of the two years in the period ended December 31, 2020
Fidelity® Advisor Value Strategies	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Balanced	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Contrafund	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Emerging Markets	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Equity-Income	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2020
Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Index 500	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Mid Cap	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Real Estate	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Strategic Income	For each of the two years in the period ended December 31, 2020
Franklin Allocation VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Flex Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2020
Goldman Sachs Emerging Markets Equity	For each of the two years in the period ended December 31, 2020
Goldman Sachs Government Income	For each of the two years in the period ended December 31, 2020
Goldman Sachs VIT Growth Opportunities	For each of the two years in the period ended December 31, 2020
Goldman Sachs VIT High Quality Floating Rate	For each of the two years in the period ended December 31, 2020
Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2020
Goldman Sachs VIT Large Cap Value	For each of the two years in the period ended December 31, 2020
Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2020
Goldman Sachs VIT Small Cap Equity Insights	For each of the two years in the period ended December 31, 2020
Goldman Sachs VIT Strategic Growth	For each of the two years in the period ended December 31, 2020
Guggenheim Alpha Opportunity	For each of the two years in the period ended December 31, 2020
Guggenheim Floating Rate Strategies	For each of the two years in the period ended December 31, 2020
Guggenheim High Yield	For each of the two years in the period ended December 31, 2020
Guggenheim Large Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim Long Short Equity	For each of the two years in the period ended December 31, 2020
Guggenheim Macro Opportunities	For each of the two years in the period ended December 31, 2020
Guggenheim Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2020
Guggenheim Small Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim SMid Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim StylePlus Large Core	For each of the two years in the period ended December 31, 2020
Guggenheim StylePlus Mid Growth	For each of the two years in the period ended December 31, 2020
Guggenheim Total Return Bond	For each of the two years in the period ended December 31, 2020
Guggenheim US Investment Grade Bond	For each of the two years in the period ended December 31, 2020
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2020
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2020
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2020
Guggenheim World Equity Income	For each of the two years in the period ended December 31, 2020
Invesco Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2020
Invesco Main Street Mid Cap	For each of the two years in the period ended December 31, 2020
Invesco American Franchise	For each of the two years in the period ended December 31, 2020
Invesco Comstock	For each of the two years in the period ended December 31, 2020
Invesco Developing Markets	For each of the two years in the period ended December 31, 2020
Invesco Discovery	For each of the two years in the period ended December 31, 2020
Invesco Energy	For each of the two years in the period ended December 31, 2020
Invesco Equity and Income	For each of the two years in the period ended December 31, 2020
Invesco Global	For each of the two years in the period ended December 31, 2020
Invesco Gold & Special Minerals	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Global Fund	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Global Strategic Income Fund	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. International Growth Fund	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Fund	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Total Return Bond Fund	For each of the two years in the period ended December 31, 2020
Invesco Small Cap Growth	For each of the two years in the period ended December 31, 2020
Invesco Technology	For each of the two years in the period ended December 31, 2020
Invesco V.I. American Franchise Series I	For each of the two years in the period ended December 31, 2020
Invesco V.I. American Franchise Series II	For each of the two years in the period ended December 31, 2020
Invesco V.I. American Value	For each of the two years in the period ended December 31, 2020
Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2020
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2020
Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2020
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Invesco V.I. Global Core Equity	For each of the two years in the period ended December 31, 2020
Invesco V.I. Global Real Estate Series I	For each of the two years in the period ended December 31, 2020
Invesco V.I. Global Real Estate Series II	For each of the two years in the period ended December 31, 2020
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2020
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2020
Invesco V.I. Growth and Income	For each of the two years in the period ended December 31, 2020
Invesco V.I. Health Care Series I	For each of the two years in the period ended December 31, 2020
Invesco V.I. Health Care Series II	For each of the two years in the period ended December 31, 2020
Invesco V.I. High Yield	For each of the two years in the period ended December 31, 2020
Invesco V.I. International Growth	For each of the two years in the period ended December 31, 2020
Invesco V.I. Managed Volatility	For each of the two years in the period ended December 31, 2020
Invesco V.I. Mid Cap Core Equity	For each of the two years in the period ended December 31, 2020
Invesco V.I. S&P 500 Index	For each of the two years in the period ended December 31, 2020
Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2020
Invesco V.I. Value Opportunities	For each of the two years in the period ended December 31, 2020
Invesco Value Opportunities	For each of the two years in the period ended December 31, 2020
Ivy Asset Strategy	For each of the two years in the period ended December 31, 2020
Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2020
Ivy VIP Balanced	For each of the two years in the period ended December 31, 2020
Ivy VIP Core Equity	For each of the two years in the period ended December 31, 2020
Ivy VIP Energy	For each of the two years in the period ended December 31, 2020
Ivy VIP Global Bond	For each of the two years in the period ended December 31, 2020
Ivy VIP Global Equity Income	For each of the two years in the period ended December 31, 2020
Ivy VIP Global Growth	For each of the two years in the period ended December 31, 2020
Ivy VIP Growth	For each of the two years in the period ended December 31, 2020
Ivy VIP High Income	For each of the two years in the period ended December 31, 2020
Ivy VIP International Core Equity	For each of the two years in the period ended December 31, 2020
Ivy VIP Limited-Term Bond	For each of the two years in the period ended December 31, 2020
Ivy VIP Mid Cap Growth	For each of the two years in the period ended December 31, 2020
Ivy VIP Natural Resources	For each of the two years in the period ended December 31, 2020
Ivy VIP Science and Technology	For each of the two years in the period ended December 31, 2020
Ivy VIP Securian Real Estate Securities	For each of the two years in the period ended December 31, 2020
Ivy VIP Small Cap Core	For each of the two years in the period ended December 31, 2020
Ivy VIP Small Cap Growth	For each of the two years in the period ended December 31, 2020
Ivy VIP Value	For each of the two years in the period ended December 31, 2020
Janus Henderson Mid Cap Value	For each of the two years in the period ended December 31, 2020
Janus Henderson Overseas	For each of the two years in the period ended December 31, 2020
Janus Henderson U.S. Managed Volatility	For each of the two years in the period ended December 31, 2020
Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2020
Janus Henderson VIT Forty	For each of the two years in the period ended December 31, 2020
Janus Henderson VIT Mid Cap Value	For each of the two years in the period ended December 31, 2020
Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2020
Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
JPMorgan Insurance Trust Core Bond Portfolio	For each of the two years in the period ended December 31, 2020
JPMorgan Insurance Trust Small Cap Core Portfolio	For each of the two years in the period ended December 31, 2020
JPMorgan Insurance Trust US Equity Portfolio	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Dividend Growth VC	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Growth and Income VC	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Mid Cap Stock VC	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Total Return VC	For each of the two years in the period ended December 31, 2020
MFS® VIT Emerging Markets Equity	For each of the two years in the period ended December 31, 2020
MFS® VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2020
MFS® VIT High Yield	For each of the two years in the period ended December 31, 2020
MFS® VIT II MA Investors Growth Stock	For each of the two years in the period ended December 31, 2020
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2020
MFS® VIT Investors Trust	For each of the two years in the period ended December 31, 2020
MFS® VIT New Discovery	For each of the two years in the period ended December 31, 2020
MFS® VIT Research	For each of the two years in the period ended December 31, 2020
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2020
MFS® VIT Total Return Bond	For each of the two years in the period ended December 31, 2020
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2020
MFS® VIT International Intrinsic Value	For each of the two years in the period ended December 31, 2020
Morgan Stanley VIF Emerging Markets Debt	For each of the two years in the period ended December 31, 2020
Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2020
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2020
Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2020
Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2020
Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2020
Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2020
Neuberger Berman AMT Sustainable Equity I	For each of the two years in the period ended December 31, 2020
Neuberger Berman AMT Sustainable Equity S	For each of the two years in the period ended December 31, 2020
Neuberger Berman Core Bond	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Neuberger Berman Large Cap Value	For each of the two years in the period ended December 31, 2020
Neuberger Berman Sustainable Equity	For each of the two years in the period ended December 31, 2020
North Square Oak Ridge Small Cap Growth	For each of the two years in the period ended December 31, 2020
Northern Global Tactical Asset Allocation	For each of the two years in the period ended December 31, 2020
Northern Large Cap Core	For each of the two years in the period ended December 31, 2020
Northern Large Cap Value	For each of the two years in the period ended December 31, 2020
PGIM Jennison 20/20 Focus	For each of the two years in the period ended December 31, 2020
PGIM Jennison Mid-Cap Growth	For each of the two years in the period ended December 31, 2020
PGIM Jennison Natural Resources	For each of the two years in the period ended December 31, 2020
PGIM Jennison Small Company	For each of the two years in the period ended December 31, 2020
PGIM QMA Small-Cap Value	For each of the two years in the period ended December 31, 2020
PIMCO All Asset	For each of the two years in the period ended December 31, 2020
PIMCO CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2020
PIMCO Emerging Markets Bond	For each of the two years in the period ended December 31, 2020
PIMCO High Yield	For each of the two years in the period ended December 31, 2020
PIMCO International Bond (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2020
PIMCO Low Duration	For each of the two years in the period ended December 31, 2020
PIMCO Real Return	For each of the two years in the period ended December 31, 2020
PIMCO StocksPLUS® Small Fund	For each of the two years in the period ended December 31, 2020
PIMCO Total Return	For each of the two years in the period ended December 31, 2020
PIMCO VIT All Asset Administrative	For each of the two years in the period ended December 31, 2020
PIMCO VIT All Asset Advisor	For each of the two years in the period ended December 31, 2020
PIMCO VIT CommodityRealReturn Strategy Administrative	For each of the two years in the period ended December 31, 2020
PIMCO VIT CommodityRealReturn Strategy Advisor	For each of the two years in the period ended December 31, 2020
PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2020
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2020
PIMCO VIT Global Managed Asset Allocation	For each of the two years in the period ended December 31, 2020
PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2020
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2020
PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2020
PIMCO VIT Low Duration Administrative	For each of the two years in the period ended December 31, 2020
PIMCO VIT Low Duration Advisor	For each of the two years in the period ended December 31, 2020
PIMCO VIT Real Return Administrative	For each of the two years in the period ended December 31, 2020
PIMCO VIT Real Return Advisor	For each of the two years in the period ended December 31, 2020
PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2020
PIMCO VIT Total Return Administrative	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
PIMCO VIT Total Return Advisor	For each of the two years in the period ended December 31, 2020
Pioneer Bond VCT	For each of the two years in the period ended December 31, 2020
Pioneer Equity Income VCT	For each of the two years in the period ended December 31, 2020
Pioneer High Yield VCT	For each of the two years in the period ended December 31, 2020
Pioneer Real Estate Shares VCT	For each of the two years in the period ended December 31, 2020
Pioneer Strategic Income	For each of the two years in the period ended December 31, 2020
Pioneer Strategic Income VCT	For each of the two years in the period ended December 31, 2020
Power Income VIT	For each of the two years in the period ended December 31, 2020
Probabilities Fund	For each of the two years in the period ended December 31, 2020
Putnam VT Diversified Income	For each of the two years in the period ended December 31, 2020
Putnam VT Equity Income	For each of the two years in the period ended December 31, 2020
Putnam VT Global Asset Allocation	For each of the two years in the period ended December 31, 2020
Putnam VT Growth Opportunities	For each of the two years in the period ended December 31, 2020
Putnam VT High Yield	For each of the two years in the period ended December 31, 2020
Putnam VT Income	For each of the two years in the period ended December 31, 2020
Putnam VT Multi-Asset Absolute Return	For each of the two years in the period ended December 31, 2020
Putnam VT Multi-Cap Core	For each of the two years in the period ended December 31, 2020
Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2020
Putnam VT Small Cap Value	For each of the two years in the period ended December 31, 2020
Redwood Managed Volatility	For each of the two years in the period ended December 31, 2020
Royce Micro-Cap	For each of the two years in the period ended December 31, 2020
Royce Opportunity	For each of the two years in the period ended December 31, 2020
Royce Small-Cap Value	For each of the two years in the period ended December 31, 2020
Rydex VIF Banking	For each of the two years in the period ended December 31, 2020
Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2020
Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2020
Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2020
Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Electronics	For each of the two years in the period ended December 31, 2020
Rydex VIF Energy	For each of the two years in the period ended December 31, 2020
Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2020
Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2020
Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Health Care	For each of the two years in the period ended December 31, 2020
Rydex VIF High Yield Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Internet	For each of the two years in the period ended December 31, 2020
Rydex VIF Inverse Dow 2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Inverse Mid-Cap Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Inverse NASDAQ-100® Strategy	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Rydex VIF Inverse Russell 2000® Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Leisure	For each of the two years in the period ended December 31, 2020
Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF NASDAQ-100®	For each of the two years in the period ended December 31, 2020
Rydex VIF NASDAQ-100® 2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Nova	For each of the two years in the period ended December 31, 2020
Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2020
Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2020
Rydex VIF Retailing	For each of the two years in the period ended December 31, 2020
Rydex VIF Russell 2000® 1.5x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Russell 2000® 2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2020
Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2020
Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2020
Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2020
Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2020
Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2020
Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Technology	For each of the two years in the period ended December 31, 2020
Rydex VIF Telecommunications	For each of the two years in the period ended December 31, 2020
Rydex VIF Transportation	For each of the two years in the period ended December 31, 2020
Rydex VIF U.S. Government Money Market	For each of the two years in the period ended December 31, 2020
Rydex VIF Utilities	For each of the two years in the period ended December 31, 2020
Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2020
T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2020
T. Rowe Price Capital Appreciation	For each of the two years in the period ended December 31, 2020
T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2020
T. Rowe Price Growth Stock	For each of the two years in the period ended December 31, 2020
T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2020
T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2020
T. Rowe Price Retirement 2010	For each of the two years in the period ended December 31, 2020
T. Rowe Price Retirement 2015	For each of the two years in the period ended December 31, 2020
T. Rowe Price Retirement 2020	For each of the two years in the period ended December 31, 2020
T. Rowe Price Retirement 2025	For each of the two years in the period ended December 31, 2020
T. Rowe Price Retirement 2030	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
T. Rowe Price Retirement 2035	For each of the two years in the period ended December 31, 2020
T. Rowe Price Retirement 2040	For each of the two years in the period ended December 31, 2020
T. Rowe Price Retirement 2045	For each of the two years in the period ended December 31, 2020
T. Rowe Price Retirement 2050	For each of the two years in the period ended December 31, 2020
T. Rowe Price Retirement 2055	For each of the two years in the period ended December 31, 2020
T. Rowe Price Retirement Balanced	For each of the two years in the period ended December 31, 2020
Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2020
Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2020
Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2020
Templeton Growth VIP Fund	For each of the two years in the period ended December 31, 2020
TOPS® Conservative ETF	For each of the two years in the period ended December 31, 2020
VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2020
VanEck VIP Global Hard Assets	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Balanced	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Capital Growth	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Conservative Allocation	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Diversified Value	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Equity Income	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Equity Index	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Growth	For each of the two years in the period ended December 31, 2020
Vanguard® VIF High Yield Bond	For each of the two years in the period ended December 31, 2020
Vanguard® VIF International	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Moderate Allocation	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Small Company Growth	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Global Bond Index	For the year ended December 31, 2020 and period from May 1, 2019 (commencement of operations) through December 31, 2019
Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Total International Stock Market Index	For the year ended December 31, 2020 and period from May 1, 2019 (commencement of operations) through December 31, 2019
Victory RS Partners	For each of the two years in the period ended December 31, 2020
Victory RS Science and Technology	For each of the two years in the period ended December 31, 2020
Victory RS Value	For each of the two years in the period ended December 31, 2020
Virtus Ceredex Mid Cap Value Equity	For each of the two years in the period ended December 31, 2020
Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2020
Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2020
Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Virtus SGA International Growth Series	For each of the two years in the period ended December 31, 2020
Virtus Strategic Allocation Series	For each of the two years in the period ended December 31, 2020
Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2020
VY Clarion Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2020
VY Clarion Real Estate Portfolio	For each of the two years in the period ended December 31, 2020
Wells Fargo Growth	For each of the two years in the period ended December 31, 2020
Wells Fargo International Equity VT	For each of the two years in the period ended December 31, 2020
Wells Fargo Large Cap Core	For each of the two years in the period ended December 31, 2020
Wells Fargo Omega Growth VT	For each of the two years in the period ended December 31, 2020
Wells Fargo Opportunity	For each of the two years in the period ended December 31, 2020
Wells Fargo Opportunity VT	For each of the two years in the period ended December 31, 2020
Wells Fargo Small Company Value	For each of the two years in the period ended December 31, 2020
Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2020

Statements of Net Assets
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

7Twelve Balanced Portfolio Class 3	59,633	$ 712,772	$ 744,812	$ -	$ 744,812	75,562	$ 9.20	$ 10.05
AB VPS Dynamic Asset Allocation	72,864	903,915	1,005,526	-	1,005,526	96,540	9.95	10.79
AB VPS Global Thematic Growth	279	8,363	11,291	-	11,291	501	19.50	22.87
AB VPS Growth and Income	9,086	271,321	258,314	-	258,314	14,302	13.81	18.34
AB VPS Small/Mid Cap Value	225,867	3,224,588	3,882,654	-	3,882,654	326,575	11.56	16.39
Alger Capital Appreciation	5,013	397,037	463,583	-	463,583	17,802	24.58	31.63
Alger Large Cap Growth	619	51,538	55,023	-	55,023	2,111	25.69	30.69
ALPS/Alerian Energy Infrastructure	38,920	357,750	254,151	-	254,151	45,703	5.46	6.01
American Century Diversified Bond	28,454	311,951	322,378	-	322,378	35,430	9.11	9.11
American Century Equity Income	1,456,522	12,215,287	13,137,824	-	13,137,824	650,937	15.96	20.52
American Century Heritage	133,168	2,644,164	3,004,275	-	3,004,275	98,395	30.42	42.26
American Century International Bond	681	8,635	9,533	-	9,533	1,279	7.46	7.46
American Century International Growth	439,968	5,359,744	6,779,904	-	6,779,904	519,843	12.64	18.70
American Century Select	35,111	2,061,560	3,432,438	-	3,432,438	174,537	19.58	28.48
American Century Strategic Allocation: Aggressive	154,733	1,187,793	1,270,354	-	1,270,354	82,861	14.59	15.34
American Century Strategic Allocation: Conservative	191,276	1,080,762	1,140,002	-	1,140,002	94,007	11.54	12.13
American Century Strategic Allocation: Moderate	803,865	5,197,796	5,393,933	-	5,393,933	386,679	13.28	13.96
American Century Ultra®	9,397	410,960	673,845	-	673,845	19,693	34.29	34.29
American Century VP Disciplined Core Value (a)	10,854	103,725	111,577	-	111,577	5,933	14.63	20.10
American Century VP Inflation Protection	35,037	357,610	388,561	-	388,561	44,309	8.75	8.89
American Century VP International	8,996	94,023	126,572	-	126,572	8,927	12.81	14.45
American Century VP Mid Cap Value (d)	252,914	4,566,603	5,202,437	-	5,202,437	313,207	13.69	18.38
American Century VP Ultra®	846,827	14,043,914	22,652,609	-	22,652,609	611,816	33.53	37.33
American Century VP Value	2,660,523	24,779,474	29,771,253	-	29,771,253	1,390,418	12.69	21.54
American Funds IS® Asset Allocation	944,414	21,215,444	24,611,418	-	24,611,418	1,850,336	12.78	13.85
American Funds IS® Blue Chip Income and Growth	30,179	408,051	424,318	-	424,318	32,181	13.18	14.29
American Funds IS® Capital World Bond (a)	715,594	8,495,193	9,095,196	-	9,095,196	991,838	8.75	9.48
American Funds IS® Global Growth	351,309	10,493,758	14,210,435	-	14,210,435	786,401	17.26	18.71
American Funds IS® Global Growth and Income	7,182	103,243	117,429	-	117,429	9,009	12.92	14.01
American Funds IS® Global Small Capitalization	6,473	149,827	205,015	-	205,015	13,903	14.60	15.82
American Funds IS® Growth	28,085	2,067,771	3,292,726	-	3,292,726	137,685	23.67	25.65
American Funds IS® Growth-Income	459,645	21,577,909	24,816,222	-	24,816,222	1,536,458	15.47	16.77
American Funds IS® International	275,820	5,366,638	6,412,804	-	6,412,804	545,375	11.21	12.15
American Funds IS® International Growth and Income	6,446	102,410	121,310	-	121,310	12,586	9.47	10.27
American Funds IS® Mortgage	26,312	280,494	288,642	-	288,642	30,503	8.85	9.60
American Funds IS® New World	101,783	2,411,280	3,159,342	-	3,159,342	246,178	12.26	13.29
American Funds IS® U.S. Government/AAA-Rated Securities	276,052	3,550,646	3,555,550	-	3,555,550	386,206	9.07	9.84
AMG Managers Fairpointe Mid Cap	49,272	1,855,754	1,662,918	-	1,662,918	102,231	15.49	16.29
Ariel®	52,992	3,298,547	3,582,278	-	3,582,278	180,815	16.01	22.67
Baron Asset	7,969	541,335	885,472	-	885,472	35,119	25.22	25.22
BlackRock Advantage Large Cap Core V.I.	5,817	170,083	172,053	-	172,053	8,899	17.78	22.26

(a) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
BlackRock Advantage Small Cap Growth	14,693	$ 187,178	$ 246,109	$ -	$ 246,109	11,071	$ 22.23	$ 22.23
BlackRock Basic Value V.I.	11,278	154,254	151,801	-	151,801	10,437	12.11	15.84
BlackRock Capital Appreciation V.I.	25,677	244,549	258,055	-	258,055	9,391	24.52	28.01
BlackRock Equity Dividend	38,021	771,546	768,020	-	768,020	47,174	16.29	16.29
BlackRock Equity Dividend V.I.	633,167	7,066,455	7,376,401	-	7,376,401	535,564	13.67	17.71
BlackRock Global Allocation	3,966	77,624	85,391	-	85,391	6,575	13.01	13.01
BlackRock Global Allocation V.I.	201,023	2,948,799	3,274,665	-	3,274,665	271,763	11.91	13.29
BlackRock High Yield V.I.	814,068	5,780,451	6,146,211	25,113	6,171,324	572,723	10.71	11.97
BlackRock International Dividend	2,924	83,528	89,482	-	89,482	7,973	11.22	11.22
BlackRock Large Cap Focus Growth V.I.	8,531	141,823	179,994	-	179,994	6,305	26.37	32.80
BNY Mellon Appreciation	196,729	7,005,305	7,751,142	-	7,751,142	424,212	17.88	23.00
BNY Mellon Dynamic Value	88,198	3,049,643	3,354,168	-	3,354,168	173,747	17.23	25.77
BNY Mellon IP MidCap Stock	191,829	3,503,535	3,805,893	-	3,805,893	316,378	12.04	12.04
BNY Mellon IP Small Cap Stock Index	346,729	5,965,599	6,608,653	-	6,608,653	452,522	14.20	19.75
BNY Mellon IP Technology Growth	550,818	11,507,849	18,700,260	-	18,700,260	471,784	30.07	40.69
BNY Mellon Opportunistic Midcap Value	82,954	2,516,862	2,618,842	-	2,618,842	118,604	21.12	34.92
BNY Mellon Stock Index	2,532	151,249	162,959	-	162,959	7,135	17.90	23.32
BNY Mellon VIF Appreciation	114,354	4,450,893	5,328,880	-	5,328,880	313,594	16.96	21.11
Calamos® Growth	278,107	10,320,531	10,348,347	-	10,348,347	447,975	19.85	28.38
Calamos® Growth and Income	212,722	6,578,820	8,674,810	-	8,674,810	409,322	17.05	23.42
Calamos® High Income Opportunities	53,169	470,207	448,211	-	448,211	39,242	10.88	11.44
ClearBridge Small Cap Growth	526	14,273	24,278	-	24,278	960	25.31	25.31
ClearBridge Variable Aggressive Growth	360,646	9,404,983	10,635,452	-	10,635,452	539,789	18.26	20.23
ClearBridge Variable Small Cap Growth	288,129	7,782,704	10,545,530	-	10,545,530	362,282	26.96	30.05
Dimensional VA Equity Allocation	20,130	229,520	259,678	-	259,678	22,472	11.27	11.58
Dimensional VA Global Bond Portfolio	32,801	347,864	348,673	-	348,673	40,574	8.14	8.75
Dimensional VA International Small Portfolio	50,400	561,351	665,782	-	665,782	49,975	12.11	14.46
Dimensional VA International Value Portfolio	45,505	532,793	536,046	-	536,046	53,842	8.87	10.39
Dimensional VA Short-Term Fixed Portfolio	35,951	367,822	366,704	-	366,704	46,315	7.45	8.08
Dimensional VA U.S. Large Value Portfolio	95,552	2,307,953	2,534,036	-	2,534,036	155,317	12.82	17.56
Dimensional VA U.S. Targeted Value Portfolio	71,560	1,206,308	1,317,411	-	1,317,411	89,465	11.75	16.38
DWS Capital Growth VIP	1,276	36,669	53,821	-	53,821	1,796	24.64	30.55
DWS Core Equity VIP	7,129	84,235	86,972	-	86,972	4,844	17.93	23.21
DWS CROCI® U.S. VIP	860	13,101	11,152	-	11,152	935	9.69	12.15
DWS Global Small Cap VIP	3,950	48,390	44,993	-	44,993	3,809	10.79	12.94
DWS High Income VIP	1,802	10,990	11,245	-	11,245	998	10.27	11.44
DWS International Growth VIP	891	12,508	15,739	-	15,739	1,121	13.54	14.28
DWS Small Mid Cap Value VIP	910	14,255	10,905	-	10,905	1,027	10.63	12.63
Eaton Vance VT Floating-Rate Income	214,751	1,896,907	1,939,202	-	1,939,202	212,622	9.04	9.80
Federated Hermes Corporate Bond (a)	811,641	7,561,643	8,140,764	-	8,140,764	632,999	12.24	12.86
Federated Hermes Fund for U.S. Government Securities II (a)	522,120	5,738,980	5,826,857	-	5,826,857	669,476	8.48	10.11

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Federated Hermes High Income Bond II (a)	952,841	$ 5,922,003	$ 6,079,125	$ -	$ 6,079,125	392,381	$ 10.50	$ 15.56
FFI Strategies (a)	1,115	19,424	17,020	-	17,020	2,115	8.05	8.82
Fidelity® Advisor Dividend Growth	133,534	2,035,895	2,226,007	-	2,226,007	167,664	13.23	17.10
Fidelity® Advisor International Capital Appreciation (d)	15,404	215,405	412,836	-	412,836	23,434	17.52	21.56
Fidelity® Advisor Leveraged Company Stock	1,448	59,768	68,163	-	68,163	3,628	18.75	18.75
Fidelity® Advisor New Insights	8,960	265,284	311,905	-	311,905	14,423	21.62	21.62
Fidelity® Advisor Real Estate	93,157	1,914,521	1,816,554	-	1,816,554	143,676	9.02	21.36
Fidelity® Advisor Stock Selector Mid Cap	71,692	2,461,722	2,837,587	-	2,837,587	153,714	18.42	24.86
Fidelity® Advisor Value Strategies	46,804	1,471,211	1,726,583	-	1,726,583	95,614	15.39	23.94
Fidelity® VIP Balanced	60,527	1,032,883	1,370,341	-	1,370,341	80,655	15.41	18.11
Fidelity® VIP Contrafund	415,899	13,505,186	19,434,949	-	19,434,949	761,280	18.78	27.42
Fidelity® VIP Disciplined Small Cap	3,341	50,976	57,796	-	57,796	3,881	13.74	18.31
Fidelity® VIP Emerging Markets	41,958	469,153	618,455	-	618,455	41,226	14.48	15.33
Fidelity® VIP Equity-Income	154,609	3,273,048	3,583,843	-	3,583,843	278,656	12.83	12.83
Fidelity® VIP Growth & Income	195,568	3,845,360	4,247,734	-	4,247,734	299,240	14.07	20.30
Fidelity® VIP Growth Opportunities	688,227	32,009,590	52,367,164	-	52,367,164	1,516,109	33.21	42.78
Fidelity® VIP High Income	1,940,802	9,746,452	9,878,683	-	9,878,683	988,519	9.98	10.93
Fidelity® VIP Index 500	61,487	15,711,174	22,549,081	-	22,549,081	1,174,888	18.11	21.34
Fidelity® VIP Investment Grade Bond	520,718	6,700,607	7,144,248	-	7,144,248	662,822	9.70	11.81
Fidelity® VIP Mid Cap	14,994	482,884	559,125	-	559,125	34,989	14.31	16.76
Fidelity® VIP Overseas	249,433	5,438,195	6,547,613	-	6,547,613	557,012	11.72	13.23
Fidelity® VIP Real Estate	15,437	289,467	264,131	-	264,131	20,012	10.45	13.77
Fidelity® VIP Strategic Income	106,682	1,217,450	1,246,047	-	1,246,047	114,754	9.90	11.10
Franklin Allocation VIP Fund	547,371	3,563,508	3,076,226	-	3,076,226	251,768	12.23	12.23
Franklin Flex Cap Growth VIP Fund	102,668	803,130	1,121,136	-	1,121,136	43,994	22.50	26.26
Franklin Growth and Income VIP Fund	34,335	421,150	445,327	-	445,327	29,615	14.00	18.33
Franklin Income VIP Fund	737,115	11,115,521	11,086,207	-	11,086,207	989,408	10.34	12.32
Franklin Large Cap Growth VIP Fund	523	12,289	14,996	-	14,996	668	22.49	28.48
Franklin Mutual Global Discovery VIP Fund	547,650	10,653,896	9,260,766	-	9,260,766	832,842	10.25	12.82
Franklin Mutual Shares VIP Fund	1,770	34,986	29,367	-	29,367	2,705	10.59	13.53
Franklin Rising Dividends VIP Fund	32,948	860,601	960,110	-	960,110	55,324	16.41	22.33
Franklin Small Cap Value VIP Fund	181,246	2,958,738	2,628,060	-	2,628,060	180,728	12.74	16.37
Franklin Small-Mid Cap Growth VIP Fund	287,551	5,580,289	6,645,295	-	6,645,295	266,252	20.90	47.92
Franklin Strategic Income VIP Fund	875,321	9,385,876	9,068,322	-	9,068,322	988,734	8.88	10.24
Franklin U.S. Government Securities VIP Fund	14,436	174,616	174,388	-	174,388	20,390	8.36	8.88
Goldman Sachs Emerging Markets Equity	147,337	2,584,609	4,011,974	-	4,011,974	328,212	11.64	12.24
Goldman Sachs Government Income	234,889	3,529,419	3,666,610	-	3,666,610	414,453	8.46	8.89
Goldman Sachs VIT Growth Opportunities	28,440	397,924	375,129	-	375,129	15,293	20.17	25.97
Goldman Sachs VIT High Quality Floating Rate	933	9,682	9,645	-	9,645	1,231	7.63	8.49
Goldman Sachs VIT International Equity Insights	5,294	46,030	45,848	-	45,848	4,369	9.60	10.69

(a) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Goldman Sachs VIT Large Cap Value	389	$ 2,820	$ 3,609	$ -	$ 3,609	233	$ 12.28	$ 15.77
Goldman Sachs VIT Mid Cap Value	44,284	735,846	770,092	-	770,092	53,153	12.80	16.34
Goldman Sachs VIT Small Cap Equity Insights	17,824	217,231	238,669	-	238,669	13,453	13.90	17.91
Goldman Sachs VIT Strategic Growth	10,328	166,549	159,158	-	159,158	5,117	23.97	31.67
Guggenheim Alpha Opportunity	5,904	82,138	102,321	-	102,321	6,948	11.10	16.37
Guggenheim Floating Rate Strategies	56,240	1,442,053	1,387,435	-	1,387,435	138,742	10.00	10.00
Guggenheim High Yield	325,862	3,659,730	3,538,862	-	3,538,862	234,773	13.59	16.40
Guggenheim Large Cap Value	54,419	2,340,535	2,299,739	-	2,299,739	159,856	13.73	18.81
Guggenheim Long Short Equity	18,671	250,598	321,885	-	321,885	28,415	11.32	11.32
Guggenheim Macro Opportunities	441	11,690	12,122	-	12,122	1,116	10.87	10.87
Guggenheim Multi-Hedge Strategies	499	12,780	12,959	-	12,959	1,503	8.62	8.62
Guggenheim Small Cap Value	8,713	115,952	115,268	-	115,268	8,939	12.89	12.89
Guggenheim SMid Cap Value	417,554	14,059,839	13,595,565	-	13,595,565	496,734	18.49	33.49
Guggenheim StylePlus Large Core	62,064	1,312,894	1,467,824	-	1,467,824	104,247	13.68	18.91
Guggenheim StylePlus Mid Growth	47,290	1,973,549	2,276,525	-	2,276,525	117,865	19.22	29.44
Guggenheim Total Return Bond	23,282	637,311	691,024	-	691,024	59,667	11.59	11.59
Guggenheim US Investment Grade Bond	423,261	8,100,726	8,689,545	-	8,689,545	812,695	9.74	10.85
Guggenheim VIF All Cap Value	512,354	14,291,675	15,913,700	-	15,913,700	828,159	12.77	26.45
Guggenheim VIF Alpha Opportunity	148,865	2,347,262	2,206,180	-	2,206,180	136,940	14.59	16.22
Guggenheim VIF Floating Rate Strategies	120,779	3,108,498	2,948,209	-	2,948,209	309,385	9.10	9.88
Guggenheim VIF Global Managed Futures Strategy	41,662	755,886	679,501	-	679,501	137,589	4.85	7.55
Guggenheim VIF High Yield	743,318	21,106,632	20,448,690	-	20,448,690	720,084	10.25	34.38
Guggenheim VIF Large Cap Value	800,307	28,003,161	30,099,538	-	30,099,538	1,903,030	12.89	24.68
Guggenheim VIF Long Short Equity	332,957	4,600,559	4,794,581	-	4,794,581	423,699	8.38	12.42
Guggenheim VIF Managed Asset Allocation	363,284	8,534,588	12,137,330	-	12,137,330	833,231	12.84	15.39
Guggenheim VIF Multi-Hedge Strategies	160,302	3,927,562	4,105,346	-	4,105,346	667,226	5.95	8.44
Guggenheim VIF Small Cap Value	619,287	23,705,392	23,093,195	-	23,093,195	729,697	10.24	34.06
Guggenheim VIF SMid Cap Value	556,947	32,744,307	38,045,070	-	38,045,070	1,107,443	12.22	37.19
Guggenheim VIF StylePlus Large Core	273,845	10,044,923	13,522,465	-	13,522,465	1,071,783	12.46	23.65
Guggenheim VIF StylePlus Large Growth	447,808	7,707,277	11,548,981	-	11,548,981	710,492	16.19	28.26
Guggenheim VIF StylePlus Mid Growth	199,949	9,413,588	14,488,289	-	14,488,289	684,440	19.46	45.75
Guggenheim VIF StylePlus Small Growth	103,787	3,120,264	4,661,082	-	4,661,082	334,301	13.52	24.60
Guggenheim VIF Total Return Bond	2,711,093	43,879,751	49,070,781	-	49,070,781	4,160,154	10.02	12.16
Guggenheim VIF World Equity Income	985,165	10,933,285	14,570,589	-	14,570,589	1,215,238	10.55	13.96
Guggenheim World Equity Income	290,992	4,028,702	4,874,116	-	4,874,116	401,321	11.78	17.02
Invesco American Franchise	78,167	1,330,758	2,240,276	-	2,240,276	124,006	18.02	27.66
Invesco Comstock	340,035	7,056,432	8,245,843	-	8,245,843	555,274	14.60	20.62
Invesco Developing Markets (a)	6,164	231,416	334,764	-	334,764	27,226	12.30	12.30
Invesco Discovery (a)	1,684	146,321	184,679	-	184,679	6,713	27.57	27.57
Invesco Discovery Mid Cap Growth	39,525	847,109	1,203,136	-	1,203,136	61,061	18.58	34.04
Invesco Energy	974	17,034	11,964	-	11,964	4,179	2.87	2.87

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Invesco Equity and Income	820,001	$ 7,936,496	$ 8,987,215	$ -	$ 8,987,215	528,385	$ 15.25	$ 19.16
Invesco Global (a)	4,640	401,373	536,335	-	536,335	25,933	20.71	20.71
Invesco Gold & Special Minerals	6,584	157,752	184,405	-	184,405	15,880	11.61	11.61
Invesco Main Street Mid Cap	54,859	1,141,027	1,509,728	-	1,509,728	115,009	13.10	13.13
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (b)	52,708	3,765,526	5,168,021	-	5,168,021	255,508	16.59	22.12
Invesco Oppenheimer V.I. Global Fund	102,152	4,273,638	5,246,520	-	5,246,520	320,755	16.18	20.05
Invesco Oppenheimer V.I. Global Strategic Income Fund	6,171	31,713	30,854	-	30,854	3,219	8.90	9.84
Invesco Oppenheimer V.I. International Growth Fund	272,451	676,816	828,251	-	828,251	58,580	11.79	14.40
Invesco Oppenheimer V.I. Main Street Small Cap Fund	542,011	12,242,018	14,585,519	-	14,585,519	555,605	15.28	33.97
Invesco Oppenheimer V.I. Total Return Bond Fund	2,333,751	18,443,412	19,393,470	-	19,393,470	2,695,006	6.88	7.33
Invesco Small Cap Growth (d)	70,505	2,223,347	3,368,752	-	3,368,752	116,609	28.79	42.00
Invesco Technology	22,068	940,463	1,497,332	-	1,497,332	108,939	13.57	33.90
Invesco V.I. American Franchise Series I	18,978	1,181,846	1,690,957	-	1,690,957	94,442	17.90	17.90
Invesco V.I. American Franchise Series II	2,702	162,447	227,770	-	227,770	9,605	23.71	27.65
Invesco V.I. American Value	18,924	331,140	295,594	-	295,594	27,026	10.85	14.51
Invesco V.I. Balanced-Risk Allocation	3,394	36,017	34,925	-	34,925	3,255	10.56	11.44
Invesco V.I. Comstock	553,454	9,161,047	8,894,007	-	8,894,007	619,017	12.01	16.45
Invesco V.I. Core Equity	436	15,544	13,193	-	13,193	814	13.03	16.55
Invesco V.I. Equity and Income	613,635	10,169,135	10,934,974	-	10,934,974	745,315	12.22	15.42
Invesco V.I. Global Core Equity	2,800	27,342	32,195	-	32,195	2,573	12.10	13.11
Invesco V.I. Global Real Estate Series I	545,849	8,857,707	8,018,527	-	8,018,527	407,522	17.74	19.75
Invesco V.I. Global Real Estate Series II	18,207	281,817	260,912	-	260,912	23,682	9.04	11.21
Invesco V.I. Government Money Market (c)	32,631,362	32,631,362	32,631,362	-	32,631,362	3,758,021	8.45	8.72
Invesco V.I. Government Securities	1,188,104	13,956,774	14,162,203	-	14,162,203	1,620,690	8.03	9.33
Invesco V.I. Growth and Income	699	15,607	13,072	-	13,072	1,060	12.33	16.33
Invesco V.I. Health Care Series I	283,356	7,732,838	9,546,248	-	9,546,248	355,369	24.85	27.66
Invesco V.I. Health Care Series II	3,819	100,723	121,066	-	121,066	7,828	15.32	22.28
Invesco V.I. High Yield	5,017	26,605	26,087	-	26,087	2,318	9.68	11.47
Invesco V.I. International Growth	684,602	23,234,536	28,671,131	-	28,671,131	1,845,857	11.28	18.53
Invesco V.I. Managed Volatility	7,032	89,440	81,153	-	81,153	6,139	10.38	13.54
Invesco V.I. Mid Cap Core Equity	1,088,930	12,323,668	11,150,641	-	11,150,641	604,417	12.16	20.88
Invesco V.I. S&P 500 Index	24,157	444,639	486,759	-	486,759	22,979	17.71	23.06
Invesco V.I. Small Cap Equity	1,787	30,587	34,289	-	34,289	2,094	13.40	16.69
Invesco V.I. Value Opportunities	466,287	2,949,796	2,615,873	-	2,615,873	175,378	13.56	15.10
Invesco Value Opportunities	145,974	1,612,145	2,002,769	-	2,002,769	193,040	10.38	14.31
Ivy Asset Strategy	9,890	241,692	236,970	-	236,970	20,370	11.63	11.63
Ivy VIP Asset Strategy	106,714	996,385	1,114,353	-	1,114,353	104,722	10.56	12.59
Ivy VIP Balanced	16,132	133,689	140,504	-	140,504	9,653	12.88	16.12

(a) Name change. See Note 1.
(b) Merger. See Note 1.
(c) Liquidation. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Ivy VIP Core Equity	10,210	$ 130,138	$ 146,652	$ -	$ 146,652	6,705	$ 16.96	$ 22.33
Ivy VIP Energy	28,844	169,885	71,558	-	71,558	27,016	2.62	2.76
Ivy VIP Global Bond	2,587	12,937	13,604	-	13,604	1,370	9.44	10.12
Ivy VIP Global Equity Income	5,778	41,521	34,782	-	34,782	2,506	11.90	14.14
Ivy VIP Global Growth	192,470	775,795	826,409	-	826,409	51,490	14.50	16.36
Ivy VIP Growth	15,187	163,582	192,910	-	192,910	6,359	24.24	30.93
Ivy VIP High Income	157,931	493,394	536,206	-	536,206	48,086	10.25	13.10
Ivy VIP International Core Equity	29,013	468,540	474,233	-	474,233	43,677	10.74	11.10
Ivy VIP Limited-Term Bond	-	-	-	-	-	-	8.29	8.89
Ivy VIP Mid Cap Growth	13,570	183,082	237,252	-	237,252	9,519	22.50	27.51
Ivy VIP Natural Resources	40,557	93,725	133,854	-	133,854	28,462	4.39	4.76
Ivy VIP Science and Technology	11,352	326,177	407,203	-	407,203	16,740	22.58	31.74
Ivy VIP Securian Real Estate Securities	7,947	66,504	55,409	-	55,409	4,665	11.41	14.64
Ivy VIP Small Cap Core	19,938	315,301	276,134	-	276,134	17,230	13.82	16.74
Ivy VIP Small Cap Growth	14,852	148,581	179,411	-	179,411	9,802	17.89	19.03
Ivy VIP Value	32,157	209,166	205,768	-	205,768	12,915	12.62	16.23
Janus Henderson Mid Cap Value	9,180	145,203	146,602	-	146,602	10,424	14.01	14.01
Janus Henderson Overseas	73,549	2,445,853	2,900,030	-	2,900,030	377,310	7.33	7.71
Janus Henderson U.S. Managed Volatility	80,652	876,698	939,601	-	939,601	74,012	12.55	12.71
Janus Henderson VIT Enterprise	363,991	20,756,575	31,834,681	-	31,834,681	1,199,928	21.12	27.44
Janus Henderson VIT Forty	-	-	-	-	-	-	25.74	33.51
Janus Henderson VIT Mid Cap Value	7,461	114,307	115,047	-	115,047	8,318	12.00	14.38
Janus Henderson VIT Overseas	8,644	284,462	316,203	-	316,203	39,049	7.61	9.81
Janus Henderson VIT Research	401,445	13,227,074	19,181,043	-	19,181,043	853,391	21.27	26.96
JPMorgan Insurance Trust Core Bond Portfolio	487,434	5,419,765	5,712,723	-	5,712,723	585,642	9.24	9.80
JPMorgan Insurance Trust Small Cap Core Portfolio	7,949	178,165	189,496	-	189,496	10,680	14.27	19.64
JPMorgan Insurance Trust US Equity Portfolio	3,494	99,320	128,746	-	128,746	6,413	19.14	25.29
Lord Abbett Series Bond-Debenture VC	418,838	5,078,902	5,231,287	-	5,231,287	464,110	10.97	13.08
Lord Abbett Series Developing Growth VC	59,478	2,170,866	2,806,164	-	2,806,164	115,101	23.48	32.30
Lord Abbett Series Dividend Growth VC (a)	2,805	41,788	50,294	-	50,294	3,073	16.32	20.58
Lord Abbett Series Growth and Income VC	-	-	-	-	-	-	12.72	15.79
Lord Abbett Series Growth Opportunities VC	2,795	39,389	45,954	-	45,954	2,257	20.36	23.63
Lord Abbett Series Mid Cap Stock VC	2,307	57,905	55,566	-	55,566	4,430	11.13	13.66
Lord Abbett Series Total Return VC	4,253	72,343	73,781	-	73,781	6,913	9.52	10.89
MFS® VIT Emerging Markets Equity	9,521	153,182	161,856	-	161,856	15,833	10.03	10.30
MFS® VIT Global Tactical Allocation	464	7,408	7,184	-	7,184	722	9.96	10.80
MFS® VIT High Yield	32,061	175,871	179,862	-	179,862	17,162	10.24	11.24
MFS® VIT II MA Investors Growth Stock	-	-	-	-	-	-	20.65	27.36
MFS® VIT II Research International	599,733	8,987,987	10,735,215	-	10,735,215	1,048,078	8.58	12.14
MFS® VIT International Intrinsic Value	68,829	1,775,345	2,372,547	-	2,372,547	167,692	14.01	15.18
MFS® VIT Investors Trust	688	21,798	24,754	-	24,754	1,156	16.56	21.81

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
MFS® VIT New Discovery	13,198	$ 215,842	$ 311,614	$ -	$ 311,614	13,063	$ 20.60	$ 25.19
MFS® VIT Research	4,380	117,336	141,651	-	141,651	6,602	17.15	23.05
MFS® VIT Total Return	748,029	16,367,923	19,074,739	-	19,074,739	1,339,879	12.26	15.22
MFS® VIT Total Return Bond	11,783	157,766	163,316	-	163,316	15,892	9.66	10.81
MFS® VIT Utilities	436,078	12,625,765	15,127,555	-	15,127,555	767,473	12.33	20.52
Morgan Stanley VIF Emerging Markets Debt	20,973	163,962	160,864	-	160,864	16,796	9.57	9.92
Morgan Stanley VIF Emerging Markets Equity	506,820	7,443,771	8,950,437	-	8,950,437	1,037,848	7.76	10.65
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	156,764	1,950,534	2,034,802	-	2,034,802	162,110	12.53	15.18
Morningstar Balanced ETF Asset Allocation Portfolio	1,197,154	13,255,831	13,456,005	-	13,456,005	1,183,274	11.26	12.99
Morningstar Conservative ETF Asset Allocation Portfolio	251,270	2,805,285	2,912,216	-	2,912,216	297,627	9.36	10.17
Morningstar Growth ETF Asset Allocation Portfolio	899,716	10,100,532	10,310,746	-	10,310,746	850,133	12.11	14.43
Morningstar Income and Growth ETF Asset Allocation Portfolio	186,461	1,930,961	2,054,801	-	2,054,801	192,757	10.33	11.57
Neuberger Berman AMT Sustainable Equity I	147,970	3,861,254	4,541,207	-	4,541,207	370,621	12.14	20.00
Neuberger Berman AMT Sustainable Equity S	205,077	4,458,438	6,312,264	-	6,312,264	212,863	27.17	29.70
Neuberger Berman Core Bond	202,703	2,109,020	2,211,494	-	2,211,494	206,456	9.79	10.81
Neuberger Berman Large Cap Value	22,375	722,653	816,250	-	816,250	57,260	13.57	14.26
Neuberger Berman Sustainable Equity	31,271	1,141,849	1,325,589	-	1,325,589	70,096	18.01	18.97
North Square Oak Ridge Small Cap Growth	3,400	55,973	50,295	-	50,295	2,743	18.32	18.32
Northern Global Tactical Asset Allocation	9,505	108,974	127,078	-	127,078	9,699	13.10	13.10
Northern Large Cap Core	8,159	142,318	188,969	-	188,969	9,588	19.71	19.71
Northern Large Cap Value	10,449	165,774	188,922	-	188,922	11,351	16.67	16.67
PGIM Jennison 20/20 Focus	222,804	3,415,573	3,901,306	-	3,901,306	186,309	19.93	20.95
PGIM Jennison Mid-Cap Growth	9,753	233,329	206,074	-	206,074	9,351	22.04	22.04
PGIM Jennison Natural Resources	418	14,876	14,521	-	14,521	2,682	5.41	5.41
PGIM Jennison Small Company	29,492	672,810	685,989	-	685,989	34,865	18.73	19.69
PGIM QMA Small-Cap Value (d)	14,276	305,407	227,981	-	227,981	21,545	10.13	10.65
PIMCO All Asset	23,085	270,798	284,413	-	284,413	26,589	10.73	10.73
PIMCO CommodityRealReturn Strategy	14,791	98,783	85,051	-	85,051	20,628	4.13	4.13
PIMCO Emerging Markets Bond	1,468	15,457	16,005	-	16,005	1,546	10.37	10.37
PIMCO High Yield	191,590	1,721,252	1,739,637	-	1,739,637	106,703	12.99	17.04
PIMCO International Bond (U.S. Dollar-Hedged)	475,813	5,131,369	5,276,762	-	5,276,762	443,302	11.34	11.91
PIMCO Low Duration	3,038	30,047	30,229	-	30,229	3,770	8.01	8.01
PIMCO Real Return	72,484	822,587	889,376	-	889,376	89,845	9.90	9.90
PIMCO StocksPLUS® Small Fund	51,157	469,762	549,943	-	549,943	26,772	20.53	20.53
PIMCO Total Return	208,278	2,195,123	2,207,748	-	2,207,748	204,724	10.79	10.79
PIMCO VIT All Asset Administrative	504,460	5,406,614	5,584,370	-	5,584,370	401,133	12.55	13.97
PIMCO VIT All Asset Advisor	38,786	403,041	434,795	-	434,795	40,753	9.77	10.96
PIMCO VIT CommodityRealReturn Strategy Administrative	493,791	3,623,418	2,987,436	-	2,987,436	711,809	3.73	4.22
PIMCO VIT CommodityRealReturn Strategy Advisor	9,209	56,211	56,449	-	56,449	14,963	3.78	4.77
PIMCO VIT Emerging Markets Bond	214,193	2,784,502	2,878,760	-	2,878,760	230,774	10.33	12.72
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	5,034	60,129	61,364	-	61,364	5,199	8.81	12.08

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

PIMCO VIT Global Managed Asset Allocation	8,802	$ 105,621	$ 116,361	$ -	$ 116,361	9,485	$ 11.60	$ 12.57
PIMCO VIT High Yield	20,242	151,264	162,140	-	162,140	9,741	10.60	19.10
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	658,906	7,121,944	7,406,108	-	7,406,108	600,916	11.69	12.50
PIMCO VIT International Bond Portfolio (Unhedged)	21,620	213,095	227,660	-	227,660	25,126	8.79	9.23
PIMCO VIT Low Duration Administrative (d)	2,961,897	30,525,400	30,744,495	-	30,744,495	3,705,883	7.60	9.67
PIMCO VIT Low Duration Advisor	77,087	789,244	800,165	-	800,165	95,450	8.05	8.53
PIMCO VIT Real Return Administrative (d)	1,528,666	19,678,265	21,279,025	-	21,279,025	1,892,947	10.30	12.03
PIMCO VIT Real Return Advisor	19,974	255,341	278,041	-	278,041	28,794	9.05	10.08
PIMCO VIT Short-Term	37,390	385,674	389,604	-	389,604	45,546	8.14	8.76
PIMCO VIT Total Return Administrative	1,241,758	13,773,461	14,391,974	-	14,391,974	1,324,739	10.84	10.84
PIMCO VIT Total Return Advisor	989,199	11,067,089	11,464,816	-	11,464,816	1,140,056	9.46	10.50
Pioneer Bond VCT	12,982	145,397	153,189	-	153,189	15,039	9.69	10.35
Pioneer Equity Income VCT	8,498	173,796	134,180	-	134,180	7,900	13.75	17.84
Pioneer High Yield VCT	-	-	-	-	-	-	9.76	11.27
Pioneer Real Estate Shares VCT	2,617	31,392	20,072	-	20,072	1,758	10.82	12.90
Pioneer Strategic Income	5,270	56,076	60,180	-	60,180	5,783	10.42	10.42
Pioneer Strategic Income VCT	7,653	76,848	81,652	-	81,652	8,232	9.61	10.30
Power Income VIT	6,523	65,176	59,160	-	59,160	7,394	7.34	8.12
Probabilities Fund	412,997	3,512,331	3,337,015	-	3,337,015	354,188	8.74	9.78
Putnam VT Diversified Income	50,259	299,294	286,982	-	286,982	29,458	9.02	10.04
Putnam VT Equity Income	35,957	803,746	917,255	-	917,255	52,318	14.59	19.33
Putnam VT Global Asset Allocation	751	12,420	13,865	-	13,865	1,088	12.77	15.35
Putnam VT Growth Opportunities	29,556	366,197	430,043	-	430,043	13,076	25.95	33.39
Putnam VT High Yield	116,878	714,198	728,150	-	728,150	68,468	10.27	11.41
Putnam VT Income	172,450	1,950,855	1,976,277	-	1,976,277	196,610	9.85	10.51
Putnam VT Multi-Asset Absolute Return	45,483	465,206	422,539	-	422,539	55,095	7.29	8.10
Putnam VT Multi-Cap Core	-	-	-	-	-	-	17.64	23.19
Putnam VT Small Cap Growth	1,369	23,277	31,252	-	31,252	1,802	17.34	22.78
Putnam VT Small Cap Value	16,681	169,259	166,978	-	166,978	15,121	11.02	11.02
Redwood Managed Volatility	50,141	496,467	512,436	-	512,436	45,206	10.98	11.68
Royce Micro-Cap	335,559	3,582,209	3,996,511	-	3,996,511	319,251	10.45	12.60
Royce Opportunity	214,305	2,384,882	3,141,719	-	3,141,719	178,959	16.69	17.55
Royce Small-Cap Value	122,622	1,193,525	1,052,100	-	1,052,100	99,200	10.10	10.61
Rydex VIF Banking	6,307	550,735	555,206	-	555,206	98,518	4.86	10.51
Rydex VIF Basic Materials	27,093	2,066,562	2,412,402	-	2,412,402	165,051	12.32	15.30
Rydex VIF Biotechnology	30,711	2,744,231	3,285,750	-	3,285,750	151,300	16.23	34.59
Rydex VIF Commodities Strategy	4,302	292,233	268,466	-	268,466	191,731	1.19	2.67
Rydex VIF Consumer Products	41,355	2,723,347	2,930,833	-	2,930,833	154,778	12.26	20.80
Rydex VIF Dow 2x Strategy (d)	12,528	1,659,676	1,851,810	-	1,851,810	66,035	24.69	29.14
Rydex VIF Electronics	6,432	617,466	1,044,289	-	1,044,289	77,765	12.18	35.26
Rydex VIF Energy	10,938	1,463,722	1,257,531	-	1,257,531	355,523	2.86	4.08

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF Energy Services	2,299	$ 442,411	$ 432,705	$ -	$ 432,705	324,399	$ 1.25	$ 1.50
Rydex VIF Europe 1.25x Strategy (d)	6,014	575,458	636,190	-	636,190	106,126	5.01	8.66
Rydex VIF Financial Services	21,977	1,726,063	1,879,291	-	1,879,291	237,357	7.61	12.35
Rydex VIF Government Long Bond 1.2x Strategy (d)	32,754	1,266,456	1,362,228	-	1,362,228	95,188	12.72	17.24
Rydex VIF Health Care	55,424	3,799,890	4,790,332	-	4,790,332	230,876	17.12	24.24
Rydex VIF High Yield Strategy	287	22,745	23,119	-	23,119	2,076	10.57	11.24
Rydex VIF Internet	19,414	2,459,956	3,191,204	-	3,191,204	170,773	18.40	35.56
Rydex VIF Inverse Dow 2x Strategy (d)	3,749	387,773	264,430	-	264,430	1,035,973	0.07	0.65
Rydex VIF Inverse Government Long Bond Strategy (d)	3,774	294,929	253,104	-	253,104	219,575	1.03	3.48
Rydex VIF Inverse Mid-Cap Strategy (d)	187	10,429	8,362	-	8,362	15,519	0.54	2.60
Rydex VIF Inverse NASDAQ-100® Strategy (d)	2,027	61,708	51,286	-	51,286	192,057	0.25	1.26
Rydex VIF Inverse Russell 2000® Strategy (d)	1,893	118,382	69,952	-	69,952	154,424	0.46	2.41
Rydex VIF Inverse S&P 500 Strategy (d)	4,491	215,293	184,860	-	184,860	278,495	0.55	2.28
Rydex VIF Japan 2x Strategy (d)	4,136	346,103	490,395	-	490,395	30,285	16.16	17.82
Rydex VIF Leisure	3,845	363,148	471,072	-	471,072	30,030	15.61	18.59
Rydex VIF Mid-Cap 1.5x Strategy (d)	5,125	969,470	1,051,709	-	1,051,709	39,272	16.72	28.67
Rydex VIF NASDAQ-100®	111,110	5,748,016	6,977,732	-	6,977,732	227,243	28.70	41.24
Rydex VIF NASDAQ-100® 2x Strategy (d)	99,099	9,165,904	14,023,444	-	14,023,444	174,982	63.16	129.48
Rydex VIF Nova (d)	16,504	2,001,862	2,388,633	-	2,388,633	118,098	19.62	23.70
Rydex VIF Precious Metals	99,742	3,607,374	4,713,784	-	4,713,784	381,788	6.72	12.69
Rydex VIF Real Estate	57,325	2,154,690	2,195,538	-	2,195,538	158,896	8.45	14.69
Rydex VIF Retailing	8,876	876,366	1,142,121	-	1,142,121	52,322	16.38	22.65
Rydex VIF Russell 2000® 1.5x Strategy (d)	15,356	1,181,569	1,379,767	-	1,379,767	66,840	16.27	21.52
Rydex VIF Russell 2000® 2x Strategy (d)	45,247	11,792,937	12,377,233	-	12,377,233	933,496	13.16	17.97
Rydex VIF S&P 500 2x Strategy (d)	12,827	3,247,323	4,045,097	-	4,045,097	162,308	23.76	29.81
Rydex VIF S&P 500 Pure Growth	71,200	3,526,278	3,928,105	-	3,928,105	183,767	18.07	25.41
Rydex VIF S&P 500 Pure Value	179,281	7,686,203	8,381,376	-	8,381,376	630,370	10.87	13.36
Rydex VIF S&P MidCap 400 Pure Growth	69,066	2,554,246	3,129,376	-	3,129,376	173,286	12.80	21.42
Rydex VIF S&P MidCap 400 Pure Value	63,837	2,695,954	2,759,688	-	2,759,688	182,298	11.61	15.37
Rydex VIF S&P SmallCap 600 Pure Growth	46,331	2,495,765	2,816,483	-	2,816,483	164,386	13.53	18.76
Rydex VIF S&P SmallCap 600 Pure Value	40,470	2,437,976	2,416,477	-	2,416,477	232,363	8.43	10.49
Rydex VIF Strengthening Dollar 2x Strategy (d)	17,344	719,084	609,655	-	609,655	111,704	3.74	8.08
Rydex VIF Technology	26,109	2,838,727	4,803,474	-	4,803,474	263,530	16.89	30.10
Rydex VIF Telecommunications	9,440	534,088	623,044	-	623,044	108,354	5.57	10.86
Rydex VIF Transportation	5,736	501,181	627,215	-	627,215	31,594	17.03	20.47
Rydex VIF U.S. Government Money Market (c)	48,650,488	48,650,488	48,650,488	-	48,650,488	8,567,494	4.94	7.27
Rydex VIF Utilities	121,676	3,670,933	3,763,441	-	3,763,441	361,694	9.19	14.35
Rydex VIF Weakening Dollar 2x Strategy (d)	2,727	175,916	167,310	-	167,310	42,357	3.95	4.99
T. Rowe Price Blue Chip Growth	55,605	2,039,301	2,695,743	-	2,695,743	91,300	24.72	33.52
T. Rowe Price Capital Appreciation	237,942	6,603,530	8,018,634	-	8,018,634	391,272	19.54	20.54

(c) Liquidation. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
T. Rowe Price Equity Income	20,932	$ 569,634	$ 546,324	$ -	$ 546,324	38,328	$ 12.25	$ 16.12
T. Rowe Price Growth Stock	89,659	4,763,179	8,121,311	-	8,121,311	293,148	26.35	27.70
T. Rowe Price Health Sciences	224,223	10,031,152	12,995,970	-	12,995,970	598,624	21.19	39.35
T. Rowe Price Limited-Term Bond	16,598	81,374	82,656	-	82,656	10,076	8.07	8.44
T. Rowe Price Retirement 2010	92	1,569	1,671	-	1,671	135	12.40	12.40
T. Rowe Price Retirement 2015	10,390	141,140	153,151	-	153,151	11,599	13.20	13.20
T. Rowe Price Retirement 2020	6,233	129,158	138,935	-	138,935	9,849	14.11	14.11
T. Rowe Price Retirement 2025	3,378	54,696	64,223	-	64,223	4,268	15.04	15.04
T. Rowe Price Retirement 2030	8,107	201,016	225,940	-	225,940	14,219	15.89	15.89
T. Rowe Price Retirement 2035	11,430	226,337	238,091	-	238,091	14,383	16.55	16.55
T. Rowe Price Retirement 2040	2,255	59,071	67,343	-	67,343	3,943	17.08	17.08
T. Rowe Price Retirement 2045	129	2,294	2,645	-	2,645	153	17.27	17.27
T. Rowe Price Retirement 2050	-	-	-	-	-	-	17.25	17.25
T. Rowe Price Retirement 2055	3,187	45,799	57,115	-	57,115	3,314	17.23	17.23
T. Rowe Price Retirement Balanced	7,145	105,924	112,744	-	112,744	9,714	11.60	11.60
Templeton Developing Markets VIP Fund	588,172	5,867,615	6,846,325	-	6,846,325	472,510	11.37	23.33
Templeton Foreign VIP Fund	739,273	9,163,125	9,817,548	-	9,817,548	1,118,366	8.04	13.77
Templeton Global Bond VIP Fund	107,286	1,724,065	1,482,690	-	1,482,690	187,725	7.39	8.26
Templeton Growth VIP Fund	352	4,932	3,933	-	3,933	391	10.06	12.26
TOPS® Conservative ETF	40,366	520,322	530,413	-	530,413	50,008	10.24	10.67
VanEck VIP Global Gold	33,594	303,266	392,379	-	392,379	32,649	11.48	12.22
VanEck VIP Global Hard Assets	6,794	140,640	146,413	-	146,413	26,572	4.43	5.69
Vanguard® VIF Balanced	36,549	837,132	938,575	-	938,575	70,960	12.76	13.68
Vanguard® VIF Capital Growth	22,957	780,851	1,037,907	-	1,037,907	62,250	16.13	17.29
Vanguard® VIF Conservative Allocation	95,916	2,497,064	2,724,001	-	2,724,001	234,847	11.37	12.19
Vanguard® VIF Diversified Value	17,224	232,593	236,656	-	236,656	18,339	12.39	13.29
Vanguard® VIF Equity Income	47,808	1,051,688	1,102,923	-	1,102,923	83,154	12.59	13.50
Vanguard® VIF Equity Index	24,136	1,109,559	1,297,571	-	1,297,571	79,786	15.38	16.49
Vanguard® VIF Global Bond Index	3,246	72,030	72,702	-	72,702	6,855	10.35	10.63
Vanguard® VIF Growth	6,844	175,018	245,973	-	245,973	12,652	19.22	20.61
Vanguard® VIF High Yield Bond	170,131	1,321,392	1,381,463	-	1,381,463	120,169	10.84	11.63
Vanguard® VIF International	75,013	2,183,272	3,268,296	-	3,268,296	154,942	19.94	21.38
Vanguard® VIF Mid-Cap Index	106,499	2,068,431	2,744,483	-	2,744,483	190,747	14.13	15.15
Vanguard® VIF Moderate Allocation	173,019	4,775,320	5,614,456	-	5,614,456	444,966	12.24	13.12
Vanguard® VIF Real Estate Index	21,966	262,510	273,043	-	273,043	24,763	10.46	11.21
Vanguard® VIF Short Term Investment Grade	174,658	1,861,236	1,942,195	-	1,942,195	199,759	9.17	9.83
Vanguard® VIF Small Company Growth (d)	12,040	240,410	294,852	-	294,852	17,605	15.77	16.91
Vanguard® VIF Total Bond Market Index	341,826	4,127,192	4,378,791	-	4,378,791	429,315	9.62	10.32
Vanguard® VIF Total International Stock Market Index	37,207	756,996	855,008	-	855,008	75,636	11.05	11.35
Vanguard® VIF Total Stock Market Index	63,100	2,570,733	3,064,148	-	3,064,148	187,528	15.48	16.59
Victory RS Partners (d)	20,446	577,374	495,005	-	495,005	19,212	25.74	25.74

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Victory RS Science and Technology	56,033	$ 1,316,853	$ 2,036,781	$ -	$ 2,036,781	42,257	$ 45.83	$ 48.17
Victory RS Value	76,595	1,997,937	1,813,765	-	1,813,765	136,276	12.67	13.32
Virtus Ceredex Mid Cap Value Equity	25,471	314,747	309,476	-	309,476	18,546	16.66	16.66
Virtus Duff & Phelps Real Estate Securities Series	18,130	323,811	321,081	-	321,081	26,873	11.84	12.55
Virtus KAR Small-Cap Growth Series	36,145	1,227,249	1,450,876	-	1,450,876	41,193	33.99	36.84
Virtus Newfleet Multi-Sector Intermediate Bond Series	60,859	575,115	582,420	-	582,420	57,161	9.89	10.36
Virtus SGA International Growth Series	58,735	698,015	849,898	-	849,898	90,912	9.04	9.45
Virtus Strategic Allocation Series	6,647	91,264	118,378	-	118,378	7,705	15.11	16.89
Voya MidCap Opportunities Portfolio	3,220	49,279	54,225	-	54,225	2,215	18.98	24.85
VY Clarion Global Real Estate Portfolio	10,075	114,855	106,892	-	106,892	10,568	9.39	10.71
VY Clarion Real Estate Portfolio	-	-	-	-	-	-	10.73	12.75
Wells Fargo Growth (d)	25,395	859,249	1,085,114	-	1,085,114	36,669	29.54	51.76
Wells Fargo International Equity VT	22,198	72,300	42,621	-	42,621	4,245	9.89	10.22
Wells Fargo Large Cap Core	56,406	916,949	879,936	-	879,936	61,715	14.12	19.94
Wells Fargo Omega Growth VT	6,788	194,036	274,515	-	274,515	11,619	23.64	29.85
Wells Fargo Opportunity	14,280	591,436	710,566	-	710,566	35,874	19.77	29.21
Wells Fargo Opportunity VT	53,379	1,330,475	1,581,613	-	1,581,613	74,054	16.91	22.26
Wells Fargo Small Company Value	165,133	4,247,496	4,731,057	-	4,731,057	447,299	10.53	10.58
Western Asset Variable Global High Yield Bond	278,219	2,064,115	2,136,722	-	2,136,722	176,766	10.10	12.13

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets
Years Ended December 31, 2020 and 2019, Except as Noted

	7Twelve Balanced Portfolio Class 3	AB VPS Dynamic Asset Allocation	AB VPS Global Thematic Growth
Net assets as of December 31, 2018	$614,041	$738,547	$-
Investment income (loss):
Dividend distributions	10,175	14,559	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,200)	(6,292)	(7)
Net investment income (loss)	6,975	8,267	(7)
Increase (decrease) in net assets from operations:
Capital gain distributions	14,190	921	-
Realized capital gain (loss) on investments	256	13,256	-
Change in unrealized appreciation (depreciation)	68,013	83,756	661
Net gain (loss) on investments	82,459	97,933	661
Net increase (decrease) in net assets from operations	89,434	106,200	654
Contract owner transactions:
Variable annuity deposits	12	2,005	7,501
Terminations, withdrawals and annuity payments	(20,211)	(30,031)	-
Transfers between subaccounts, net	43,934	(13,739)	-
Maintenance charges and mortality adjustments	(155)	(4,083)	-
Increase (decrease) in net assets from contract transactions	23,580	(45,848)	7,501
Total increase (decrease) in net assets	113,014	60,352	8,155
Net assets as of December 31, 2019	$727,055	$798,899	$8,155
Investment income (loss):
Dividend distributions	13,540	14,593	41
Investment Expenses:
Mortality and expense risk and administrative charges	(2,992)	(7,068)	(32)
Net investment income (loss)	10,548	7,525	9
Increase (decrease) in net assets from operations:
Capital gain distributions	17,857	-	864
Realized capital gain (loss) on investments	(695)	6,298	5
Change in unrealized appreciation (depreciation)	6,241	50,015	2,267
Net gain (loss) on investments	23,403	56,313	3,136
Net increase (decrease) in net assets from operations	33,951	63,838	3,145
Contract owner transactions:
Variable annuity deposits	-	9,895	-
Terminations, withdrawals and annuity payments	(15,868)	(125,713)	-
Transfers between subaccounts, net	-	263,917	-
Maintenance charges and mortality adjustments	(326)	(5,310)	(9)
Increase (decrease) in net assets from contract transactions	(16,194)	142,789	(9)
Total increase (decrease) in net assets	17,757	206,627	3,136
Net assets as of December 31, 2020	$744,812	$1,005,526	$11,291

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	AB VPS Growth and Income	AB VPS Small/Mid Cap Value	Alger Capital Appreciation
Net assets as of December 31, 2018	$1,332	$1,485,443	$405,166
Investment income (loss):
Dividend distributions	4,762	5,461	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,547)	(14,503)	(6,031)
Net investment income (loss)	3,215	(9,042)	(6,031)
Increase (decrease) in net assets from operations:
Capital gain distributions	50,052	188,631	60,886
Realized capital gain (loss) on investments	(10,516)	(70,191)	1,307
Change in unrealized appreciation (depreciation)	(6,508)	164,731	71,922
Net gain (loss) on investments	33,028	283,171	134,115
Net increase (decrease) in net assets from operations	36,243	274,129	128,084
Contract owner transactions:
Variable annuity deposits	-	493,587	7,527
Terminations, withdrawals and annuity payments	(79,715)	(256,443)	(9,657)
Transfers between subaccounts, net	459,627	(160,003)	(1,337)
Maintenance charges and mortality adjustments	-	(4,015)	(253)
Increase (decrease) in net assets from contract transactions	379,912	73,126	(3,720)
Total increase (decrease) in net assets	416,155	347,255	124,364
Net assets as of December 31, 2019	$417,487	$1,832,698	$529,530
Investment income (loss):
Dividend distributions	4,007	27,591	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,171)	(29,293)	(6,385)
Net investment income (loss)	2,836	(1,702)	(6,385)
Increase (decrease) in net assets from operations:
Capital gain distributions	16,728	169,966	64,403
Realized capital gain (loss) on investments	(24,150)	(110,312)	102,788
Change in unrealized appreciation (depreciation)	(6,343)	783,180	51,470
Net gain (loss) on investments	(13,765)	842,834	218,661
Net increase (decrease) in net assets from operations	(10,929)	841,132	212,276
Contract owner transactions:
Variable annuity deposits	-	1,919,784	14
Terminations, withdrawals and annuity payments	(148,244)	(78,485)	(5,496)
Transfers between subaccounts, net	-	(629,431)	(272,339)
Maintenance charges and mortality adjustments	-	(3,044)	(402)
Increase (decrease) in net assets from contract transactions	(148,244)	1,208,824	(278,223)
Total increase (decrease) in net assets	(159,173)	2,049,956	(65,947)
Net assets as of December 31, 2020	$258,314	$3,882,654	$463,583

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Alger Large Cap Growth	ALPS/Alerian Energy Infrastructure	American Century Diversified Bond
Net assets as of December 31, 2018	$46,795	$317,643	$363,138
Investment income (loss):
Dividend distributions	-	5,331	7,688
Investment Expenses:
Mortality and expense risk and administrative charges	(324)	(4,596)	(3,274)
Net investment income (loss)	(324)	735	4,414
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(19,335)	(7,037)	2,336
Change in unrealized appreciation (depreciation)	15,086	65,586	19,844
Net gain (loss) on investments	(4,249)	58,549	22,180
Net increase (decrease) in net assets from operations	(4,573)	59,284	26,594
Contract owner transactions:
Variable annuity deposits	-	6,206	16,836
Terminations, withdrawals and annuity payments	(2,467)	(64,599)	(9,893)
Transfers between subaccounts, net	(39,755)	16,251	(112,613)
Maintenance charges and mortality adjustments	-	(213)	(1,723)
Increase (decrease) in net assets from contract transactions	(42,222)	(42,355)	(107,393)
Total increase (decrease) in net assets	(46,795)	16,929	(80,799)
Net assets as of December 31, 2019	$-	$334,572	$282,339
Investment income (loss):
Dividend distributions	-	7,247	4,317
Investment Expenses:
Mortality and expense risk and administrative charges	(785)	(3,020)	(2,895)
Net investment income (loss)	(785)	4,227	1,422
Increase (decrease) in net assets from operations:
Capital gain distributions	7,314	-	8,599
Realized capital gain (loss) on investments	99,734	(11,726)	3,948
Change in unrealized appreciation (depreciation)	3,485	(78,141)	5,613
Net gain (loss) on investments	110,533	(89,867)	18,160
Net increase (decrease) in net assets from operations	109,748	(85,640)	19,582
Contract owner transactions:
Variable annuity deposits	-	6,587	13,169
Terminations, withdrawals and annuity payments	(415)	(15,131)	(32,754)
Transfers between subaccounts, net	(54,256)	13,933	41,540
Maintenance charges and mortality adjustments	(54)	(170)	(1,498)
Increase (decrease) in net assets from contract transactions	(54,725)	5,219	20,457
Total increase (decrease) in net assets	55,023	(80,421)	40,039
Net assets as of December 31, 2020	$55,023	$254,151	$322,378

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Century Equity Income	American Century Heritage	American Century International Bond
Net assets as of December 31, 2018	$8,831,607	$2,044,737	$3,809
Investment income (loss):
Dividend distributions	198,039	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(88,865)	(22,133)	(37)
Net investment income (loss)	109,174	(22,133)	(37)
Increase (decrease) in net assets from operations:
Capital gain distributions	501,982	313,750	-
Realized capital gain (loss) on investments	71,957	(18,899)	-
Change in unrealized appreciation (depreciation)	1,257,857	415,227	196
Net gain (loss) on investments	1,831,796	710,078	196
Net increase (decrease) in net assets from operations	1,940,970	687,945	159
Contract owner transactions:
Variable annuity deposits	191,613	53,227	144
Terminations, withdrawals and annuity payments	(1,219,627)	(357,338)	-
Transfers between subaccounts, net	611,365	348,562	-
Maintenance charges and mortality adjustments	(29,158)	(6,167)	(20)
Increase (decrease) in net assets from contract transactions	(445,807)	38,284	124
Total increase (decrease) in net assets	1,495,163	726,229	283
Net assets as of December 31, 2019	$10,326,770	$2,770,966	$4,092
Investment income (loss):
Dividend distributions	205,732	-	130
Investment Expenses:
Mortality and expense risk and administrative charges	(99,900)	(23,558)	(65)
Net investment income (loss)	105,832	(23,558)	65
Increase (decrease) in net assets from operations:
Capital gain distributions	-	407,289	-
Realized capital gain (loss) on investments	(37,146)	(33,153)	3
Change in unrealized appreciation (depreciation)	330,631	530,215	844
Net gain (loss) on investments	293,485	904,351	847
Net increase (decrease) in net assets from operations	399,317	880,793	912
Contract owner transactions:
Variable annuity deposits	265,570	55,157	278
Terminations, withdrawals and annuity payments	(1,042,619)	(267,855)	-
Transfers between subaccounts, net	3,215,788	(428,789)	4,274
Maintenance charges and mortality adjustments	(27,002)	(5,997)	(23)
Increase (decrease) in net assets from contract transactions	2,411,737	(647,484)	4,529
Total increase (decrease) in net assets	2,811,054	233,309	5,441
Net assets as of December 31, 2020	$13,137,824	$3,004,275	$9,533

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Century International Growth	American Century Select	American Century Strategic Allocation: Aggressive
Net assets as of December 31, 2018	$5,115,702	$2,344,021	$1,072,855
Investment income (loss):
Dividend distributions	-	-	16,441
Investment Expenses:
Mortality and expense risk and administrative charges	(51,587)	(24,185)	(10,894)
Net investment income (loss)	(51,587)	(24,185)	5,547
Increase (decrease) in net assets from operations:
Capital gain distributions	17,064	149,963	145,596
Realized capital gain (loss) on investments	(1,408)	122,592	5,911
Change in unrealized appreciation (depreciation)	1,355,360	532,624	87,126
Net gain (loss) on investments	1,371,016	805,179	238,633
Net increase (decrease) in net assets from operations	1,319,429	780,994	244,180
Contract owner transactions:
Variable annuity deposits	165,114	37,798	49,584
Terminations, withdrawals and annuity payments	(604,202)	(236,889)	(122,900)
Transfers between subaccounts, net	(92,090)	(106,892)	5,334
Maintenance charges and mortality adjustments	(17,698)	(6,877)	(3,492)
Increase (decrease) in net assets from contract transactions	(548,876)	(312,860)	(71,474)
Total increase (decrease) in net assets	770,553	468,134	172,706
Net assets as of December 31, 2019	$5,886,255	$2,812,155	$1,245,561
Investment income (loss):
Dividend distributions	-	-	5,637
Investment Expenses:
Mortality and expense risk and administrative charges	(54,006)	(26,517)	(10,116)
Net investment income (loss)	(54,006)	(26,517)	(4,479)
Increase (decrease) in net assets from operations:
Capital gain distributions	289,612	208,212	68,563
Realized capital gain (loss) on investments	160,194	177,435	(29,697)
Change in unrealized appreciation (depreciation)	906,608	492,580	126,833
Net gain (loss) on investments	1,356,414	878,227	165,699
Net increase (decrease) in net assets from operations	1,302,408	851,710	161,220
Contract owner transactions:
Variable annuity deposits	155,223	50,585	76,925
Terminations, withdrawals and annuity payments	(817,249)	(193,024)	(155,171)
Transfers between subaccounts, net	269,376	(82,503)	(54,277)
Maintenance charges and mortality adjustments	(16,109)	(6,485)	(3,904)
Increase (decrease) in net assets from contract transactions	(408,759)	(231,427)	(136,427)
Total increase (decrease) in net assets	893,649	620,283	24,793
Net assets as of December 31, 2020	$6,779,904	$3,432,438	$1,270,354

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate	American Century Ultra®
Net assets as of December 31, 2018	$867,479	$4,721,533	$517,490
Investment income (loss):
Dividend distributions	13,043	66,162	-
Investment Expenses:
Mortality and expense risk and administrative charges	(9,060)	(46,481)	(4,920)
Net investment income (loss)	3,983	19,681	(4,920)
Increase (decrease) in net assets from operations:
Capital gain distributions	70,038	568,629	23,004
Realized capital gain (loss) on investments	4,857	(17,691)	29,513
Change in unrealized appreciation (depreciation)	53,701	318,484	106,037
Net gain (loss) on investments	128,596	869,422	158,554
Net increase (decrease) in net assets from operations	132,579	889,103	153,634
Contract owner transactions:
Variable annuity deposits	24,609	178,754	25,617
Terminations, withdrawals and annuity payments	(301,901)	(654,779)	(31,229)
Transfers between subaccounts, net	358,846	(22,908)	(138,011)
Maintenance charges and mortality adjustments	(3,598)	(11,359)	(3,074)
Increase (decrease) in net assets from contract transactions	77,956	(510,292)	(146,697)
Total increase (decrease) in net assets	210,535	378,811	6,937
Net assets as of December 31, 2019	$1,078,014	$5,100,344	$524,427
Investment income (loss):
Dividend distributions	6,459	36,914	-
Investment Expenses:
Mortality and expense risk and administrative charges	(9,154)	(43,853)	(5,154)
Net investment income (loss)	(2,695)	(6,939)	(5,154)
Increase (decrease) in net assets from operations:
Capital gain distributions	34,778	215,808	19,325
Realized capital gain (loss) on investments	(8,533)	(54,702)	72,138
Change in unrealized appreciation (depreciation)	84,840	521,063	153,556
Net gain (loss) on investments	111,085	682,169	245,019
Net increase (decrease) in net assets from operations	108,390	675,230	239,865
Contract owner transactions:
Variable annuity deposits	56,196	169,887	20,782
Terminations, withdrawals and annuity payments	(217,732)	(546,782)	(160,995)
Transfers between subaccounts, net	117,405	6,996	52,712
Maintenance charges and mortality adjustments	(2,271)	(11,742)	(2,946)
Increase (decrease) in net assets from contract transactions	(46,402)	(381,641)	(90,447)
Total increase (decrease) in net assets	61,988	293,589	149,418
Net assets as of December 31, 2020	$1,140,002	$5,393,933	$673,845

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Century VP Disciplined Core Value (a)	American Century VP Inflation Protection	American Century VP International
Net assets as of December 31, 2018	$557,694	$198,811	$89,944
Investment income (loss):
Dividend distributions	11,466	5,646	728
Investment Expenses:
Mortality and expense risk and administrative charges	(2,963)	(1,399)	(452)
Net investment income (loss)	8,503	4,247	276
Increase (decrease) in net assets from operations:
Capital gain distributions	52,830	-	5,271
Realized capital gain (loss) on investments	(294)	(343)	(89)
Change in unrealized appreciation (depreciation)	67,659	14,257	18,605
Net gain (loss) on investments	120,195	13,914	23,787
Net increase (decrease) in net assets from operations	128,698	18,161	24,063
Contract owner transactions:
Variable annuity deposits	-	27,626	-
Terminations, withdrawals and annuity payments	(8,223)	(14,899)	(6,436)
Transfers between subaccounts, net	(413)	48,942	-
Maintenance charges and mortality adjustments	(1,034)	(11)	-
Increase (decrease) in net assets from contract transactions	(9,670)	61,658	(6,436)
Total increase (decrease) in net assets	119,028	79,819	17,627
Net assets as of December 31, 2019	$676,722	$278,630	$107,571
Investment income (loss):
Dividend distributions	1,728	4,880	407
Investment Expenses:
Mortality and expense risk and administrative charges	(1,150)	(1,693)	(387)
Net investment income (loss)	578	3,187	20
Increase (decrease) in net assets from operations:
Capital gain distributions	10,244	-	1,569
Realized capital gain (loss) on investments	(126,082)	2,239	793
Change in unrealized appreciation (depreciation)	(16,789)	25,636	23,392
Net gain (loss) on investments	(132,627)	27,875	25,754
Net increase (decrease) in net assets from operations	(132,049)	31,062	25,774
Contract owner transactions:
Variable annuity deposits	4,076	-	-
Terminations, withdrawals and annuity payments	(182,304)	(7,746)	(6,675)
Transfers between subaccounts, net	(254,652)	87,007	-
Maintenance charges and mortality adjustments	(216)	(392)	(98)
Increase (decrease) in net assets from contract transactions	(433,096)	78,869	(6,773)
Total increase (decrease) in net assets	(565,145)	109,931	19,001
Net assets as of December 31, 2020	$111,577	$388,561	$126,572

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Century VP Mid Cap Value (d)	American Century VP Ultra®	American Century VP Value
Net assets as of December 31, 2018	$5,653,463	$14,231,107	$34,385,840
Investment income (loss):
Dividend distributions	117,421	-	737,697
Investment Expenses:
Mortality and expense risk and administrative charges	(48,033)	(129,870)	(298,512)
Net investment income (loss)	69,388	(129,870)	439,185
Increase (decrease) in net assets from operations:
Capital gain distributions	660,032	1,578,190	2,184,375
Realized capital gain (loss) on investments	72,353	549,351	1,705,898
Change in unrealized appreciation (depreciation)	701,748	2,258,661	4,140,145
Net gain (loss) on investments	1,434,133	4,386,202	8,030,418
Net increase (decrease) in net assets from operations	1,503,521	4,256,332	8,469,603
Contract owner transactions:
Variable annuity deposits	121,957	672,168	1,042,261
Terminations, withdrawals and annuity payments	(736,995)	(1,918,666)	(4,215,399)
Transfers between subaccounts, net	(204,533)	(661,420)	(1,959,725)
Maintenance charges and mortality adjustments	(25,692)	(67,770)	(164,663)
Increase (decrease) in net assets from contract transactions	(845,263)	(1,975,688)	(5,297,526)
Total increase (decrease) in net assets	658,258	2,280,644	3,172,077
Net assets as of December 31, 2019	$6,311,721	$16,511,751	$37,557,917
Investment income (loss):
Dividend distributions	81,472	-	587,846
Investment Expenses:
Mortality and expense risk and administrative charges	(39,291)	(162,460)	(213,594)
Net investment income (loss)	42,181	(162,460)	374,252
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,652,399	750,342
Realized capital gain (loss) on investments	(37,912)	1,770,910	715,107
Change in unrealized appreciation (depreciation)	(162,825)	5,392,482	(2,563,150)
Net gain (loss) on investments	(200,737)	8,815,791	(1,097,701)
Net increase (decrease) in net assets from operations	(158,556)	8,653,331	(723,449)
Contract owner transactions:
Variable annuity deposits	56,271	704,506	626,229
Terminations, withdrawals and annuity payments	(589,041)	(2,091,645)	(2,353,926)
Transfers between subaccounts, net	(396,112)	(1,048,165)	(5,223,004)
Maintenance charges and mortality adjustments	(21,846)	(77,169)	(112,514)
Increase (decrease) in net assets from contract transactions	(950,728)	(2,512,473)	(7,063,215)
Total increase (decrease) in net assets	(1,109,284)	6,140,858	(7,786,664)
Net assets as of December 31, 2020	$5,202,437	$22,652,609	$29,771,253

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Funds IS® Asset Allocation	American Funds IS® Blue Chip Income and Growth	American Funds IS® Capital World Bond (a)
Net assets as of December 31, 2018	$11,986,057	$444,706	$6,564,601
Investment income (loss):
Dividend distributions	249,318	8,527	109,534
Investment Expenses:
Mortality and expense risk and administrative charges	(102,800)	(5,585)	(58,275)
Net investment income (loss)	146,518	2,942	51,259
Increase (decrease) in net assets from operations:
Capital gain distributions	762,570	40,081	-
Realized capital gain (loss) on investments	(4,284)	(40,460)	18,337
Change in unrealized appreciation (depreciation)	1,642,386	53,330	433,487
Net gain (loss) on investments	2,400,672	52,951	451,824
Net increase (decrease) in net assets from operations	2,547,190	55,893	503,083
Contract owner transactions:
Variable annuity deposits	1,636,502	20,000	458,067
Terminations, withdrawals and annuity payments	(1,762,944)	(10,252)	(491,973)
Transfers between subaccounts, net	1,113,565	(48,490)	756,219
Maintenance charges and mortality adjustments	(24,646)	(112)	(24,858)
Increase (decrease) in net assets from contract transactions	962,477	(38,854)	697,455
Total increase (decrease) in net assets	3,509,667	17,039	1,200,538
Net assets as of December 31, 2019	$15,495,724	$461,745	$7,765,139
Investment income (loss):
Dividend distributions	320,262	5,902	89,719
Investment Expenses:
Mortality and expense risk and administrative charges	(163,186)	(6,574)	(57,692)
Net investment income (loss)	157,076	(672)	32,027
Increase (decrease) in net assets from operations:
Capital gain distributions	97,126	4,383	147,455
Realized capital gain (loss) on investments	52,842	(24,524)	67,334
Change in unrealized appreciation (depreciation)	2,624,286	23,060	387,116
Net gain (loss) on investments	2,774,254	2,919	601,905
Net increase (decrease) in net assets from operations	2,931,330	2,247	633,932
Contract owner transactions:
Variable annuity deposits	3,016,526	-	727,119
Terminations, withdrawals and annuity payments	(1,283,936)	(83,420)	(444,238)
Transfers between subaccounts, net	4,491,704	43,922	436,357
Maintenance charges and mortality adjustments	(39,930)	(176)	(23,113)
Increase (decrease) in net assets from contract transactions	6,184,364	(39,674)	696,125
Total increase (decrease) in net assets	9,115,694	(37,427)	1,330,057
Net assets as of December 31, 2020	$24,611,418	$424,318	$9,095,196

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Global Growth and Income	American Funds IS® Global Small Capitalization
Net assets as of December 31, 2018	$7,045,853	$165,889	$94,748
Investment income (loss):
Dividend distributions	95,972	4,176	11
Investment Expenses:
Mortality and expense risk and administrative charges	(69,324)	(3,183)	(1,536)
Net investment income (loss)	26,648	993	(1,525)
Increase (decrease) in net assets from operations:
Capital gain distributions	503,225	12,529	8,136
Realized capital gain (loss) on investments	21,165	74	2
Change in unrealized appreciation (depreciation)	2,027,879	44,262	25,001
Net gain (loss) on investments	2,552,269	56,865	33,139
Net increase (decrease) in net assets from operations	2,578,917	57,858	31,614
Contract owner transactions:
Variable annuity deposits	1,535,761	3	-
Terminations, withdrawals and annuity payments	(617,772)	(36,899)	(391)
Transfers between subaccounts, net	1,082,854	75,726	45,564
Maintenance charges and mortality adjustments	(29,737)	(33)	-
Increase (decrease) in net assets from contract transactions	1,971,106	38,797	45,173
Total increase (decrease) in net assets	4,550,023	96,655	76,787
Net assets as of December 31, 2019	$11,595,876	$262,544	$171,535
Investment income (loss):
Dividend distributions	17,679	1,586	214
Investment Expenses:
Mortality and expense risk and administrative charges	(90,038)	(3,088)	(2,167)
Net investment income (loss)	(72,359)	(1,502)	(1,953)
Increase (decrease) in net assets from operations:
Capital gain distributions	312,221	6,801	10,351
Realized capital gain (loss) on investments	458,513	2,935	811
Change in unrealized appreciation (depreciation)	2,452,326	(5,167)	34,648
Net gain (loss) on investments	3,223,060	4,569	45,810
Net increase (decrease) in net assets from operations	3,150,701	3,067	43,857
Contract owner transactions:
Variable annuity deposits	897,854	-	-
Terminations, withdrawals and annuity payments	(640,735)	(12,082)	(2,476)
Transfers between subaccounts, net	(755,059)	(136,055)	(7,901)
Maintenance charges and mortality adjustments	(38,202)	(45)	-
Increase (decrease) in net assets from contract transactions	(536,142)	(148,182)	(10,377)
Total increase (decrease) in net assets	2,614,559	(145,115)	33,480
Net assets as of December 31, 2020	$14,210,435	$117,429	$205,015

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Funds IS® Growth	American Funds IS® Growth-Income	American Funds IS® International
Net assets as of December 31, 2018	$1,027,252	$14,534,324	$5,628,176
Investment income (loss):
Dividend distributions	8,438	283,472	83,084
Investment Expenses:
Mortality and expense risk and administrative charges	(15,107)	(141,976)	(48,295)
Net investment income (loss)	(6,669)	141,496	34,789
Increase (decrease) in net assets from operations:
Capital gain distributions	161,028	1,950,341	171,360
Realized capital gain (loss) on investments	(3,345)	(2,974)	(28,896)
Change in unrealized appreciation (depreciation)	203,493	1,696,169	1,071,176
Net gain (loss) on investments	361,176	3,643,536	1,213,640
Net increase (decrease) in net assets from operations	354,507	3,785,032	1,248,429
Contract owner transactions:
Variable annuity deposits	461	2,227,793	491,350
Terminations, withdrawals and annuity payments	(102,481)	(1,347,679)	(470,708)
Transfers between subaccounts, net	347,395	1,283,251	110,568
Maintenance charges and mortality adjustments	(1,332)	(46,340)	(15,572)
Increase (decrease) in net assets from contract transactions	244,043	2,117,025	115,638
Total increase (decrease) in net assets	598,550	5,902,057	1,364,067
Net assets as of December 31, 2019	$1,625,802	$20,436,381	$6,992,243
Investment income (loss):
Dividend distributions	6,085	267,272	24,844
Investment Expenses:
Mortality and expense risk and administrative charges	(30,495)	(185,852)	(42,873)
Net investment income (loss)	(24,410)	81,420	(18,029)
Increase (decrease) in net assets from operations:
Capital gain distributions	70,825	660,119	-
Realized capital gain (loss) on investments	80,041	24,545	(234,777)
Change in unrealized appreciation (depreciation)	1,120,382	2,330,151	803,817
Net gain (loss) on investments	1,271,248	3,014,815	569,040
Net increase (decrease) in net assets from operations	1,246,838	3,096,235	551,011
Contract owner transactions:
Variable annuity deposits	1,274,909	2,906,315	681,814
Terminations, withdrawals and annuity payments	(236,271)	(1,426,436)	(358,351)
Transfers between subaccounts, net	(616,507)	(134,923)	(1,442,033)
Maintenance charges and mortality adjustments	(2,045)	(61,350)	(11,880)
Increase (decrease) in net assets from contract transactions	420,086	1,283,606	(1,130,450)
Total increase (decrease) in net assets	1,666,924	4,379,841	(579,439)
Net assets as of December 31, 2020	$3,292,726	$24,816,222	$6,412,804

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Funds IS® International Growth and Income	American Funds IS® Mortgage	American Funds IS® New World
Net assets as of December 31, 2018	$196,680	$12,417	$1,835,277
Investment income (loss):
Dividend distributions	3,880	898	18,488
Investment Expenses:
Mortality and expense risk and administrative charges	(1,518)	(147)	(17,420)
Net investment income (loss)	2,362	751	1,068
Increase (decrease) in net assets from operations:
Capital gain distributions	2,486	-	82,068
Realized capital gain (loss) on investments	126	11	12,367
Change in unrealized appreciation (depreciation)	31,644	333	466,594
Net gain (loss) on investments	34,256	344	561,029
Net increase (decrease) in net assets from operations	36,618	1,095	562,097
Contract owner transactions:
Variable annuity deposits	335	4,977	196,291
Terminations, withdrawals and annuity payments	(74,871)	(693)	(170,875)
Transfers between subaccounts, net	10,664	22,898	410,215
Maintenance charges and mortality adjustments	-	-	(3,979)
Increase (decrease) in net assets from contract transactions	(63,872)	27,182	431,652
Total increase (decrease) in net assets	(27,254)	28,277	993,749
Net assets as of December 31, 2019	$169,426	$40,694	$2,829,026
Investment income (loss):
Dividend distributions	1,383	2,969	973
Investment Expenses:
Mortality and expense risk and administrative charges	(1,257)	(836)	(20,251)
Net investment income (loss)	126	2,133	(19,278)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	501	27,244
Realized capital gain (loss) on investments	(5,846)	107	41,939
Change in unrealized appreciation (depreciation)	7,031	8,394	508,747
Net gain (loss) on investments	1,185	9,002	577,930
Net increase (decrease) in net assets from operations	1,311	11,135	558,652
Contract owner transactions:
Variable annuity deposits	70,885	-	173,470
Terminations, withdrawals and annuity payments	(87,644)	(1,078)	(130,961)
Transfers between subaccounts, net	(32,647)	238,588	(266,008)
Maintenance charges and mortality adjustments	(21)	(697)	(4,837)
Increase (decrease) in net assets from contract transactions	(49,427)	236,813	(228,336)
Total increase (decrease) in net assets	(48,116)	247,948	330,316
Net assets as of December 31, 2020	$121,310	$288,642	$3,159,342

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Funds IS® U.S. Government/AAA-Rated Securities	AMG Managers Fairpointe Mid Cap	Ariel®
Net assets as of December 31, 2018	$62,813	$2,104,415	$4,552,893
Investment income (loss):
Dividend distributions	4,626	18,047	29,210
Investment Expenses:
Mortality and expense risk and administrative charges	(2,394)	(19,167)	(46,636)
Net investment income (loss)	2,232	(1,120)	(17,426)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	120,763	256,171
Realized capital gain (loss) on investments	1,449	(39,460)	23,828
Change in unrealized appreciation (depreciation)	(1,654)	218,290	734,689
Net gain (loss) on investments	(205)	299,593	1,014,688
Net increase (decrease) in net assets from operations	2,027	298,473	997,262
Contract owner transactions:
Variable annuity deposits	655,577	89,371	116,319
Terminations, withdrawals and annuity payments	(5,100)	(221,083)	(535,348)
Transfers between subaccounts, net	(459,438)	(225,209)	(1,606,322)
Maintenance charges and mortality adjustments	-	(4,753)	(13,518)
Increase (decrease) in net assets from contract transactions	191,039	(361,674)	(2,038,869)
Total increase (decrease) in net assets	193,066	(63,201)	(1,041,607)
Net assets as of December 31, 2019	$255,879	$2,041,214	$3,511,286
Investment income (loss):
Dividend distributions	54,408	1,168	10,755
Investment Expenses:
Mortality and expense risk and administrative charges	(28,863)	(14,482)	(26,933)
Net investment income (loss)	25,545	(13,314)	(16,178)
Increase (decrease) in net assets from operations:
Capital gain distributions	52,762	88,481	172,152
Realized capital gain (loss) on investments	4,041	(146,949)	(36,235)
Change in unrealized appreciation (depreciation)	6,701	52,514	163,797
Net gain (loss) on investments	63,504	(5,954)	299,714
Net increase (decrease) in net assets from operations	89,049	(19,268)	283,536
Contract owner transactions:
Variable annuity deposits	825,199	60,870	51,082
Terminations, withdrawals and annuity payments	(83,603)	(189,260)	(188,190)
Transfers between subaccounts, net	2,470,836	(226,372)	(68,699)
Maintenance charges and mortality adjustments	(1,810)	(4,266)	(6,737)
Increase (decrease) in net assets from contract transactions	3,210,622	(359,028)	(212,544)
Total increase (decrease) in net assets	3,299,671	(378,296)	70,992
Net assets as of December 31, 2020	$3,555,550	$1,662,918	$3,582,278

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Baron Asset	BlackRock Advantage Large Cap Core V.I.	BlackRock Advantage Small Cap Growth
Net assets as of December 31, 2018	$619,379	$88,028	$84,074
Investment income (loss):
Dividend distributions	-	2,734	396
Investment Expenses:
Mortality and expense risk and administrative charges	(6,449)	(1,494)	(1,073)
Net investment income (loss)	(6,449)	1,240	(677)
Increase (decrease) in net assets from operations:
Capital gain distributions	13,250	13,398	10,630
Realized capital gain (loss) on investments	26,658	(341)	(1,368)
Change in unrealized appreciation (depreciation)	175,672	18,458	22,206
Net gain (loss) on investments	215,580	31,515	31,468
Net increase (decrease) in net assets from operations	209,131	32,755	30,791
Contract owner transactions:
Variable annuity deposits	25,888	-	6,527
Terminations, withdrawals and annuity payments	(96,466)	(789)	(4,459)
Transfers between subaccounts, net	(10,421)	138,450	45,718
Maintenance charges and mortality adjustments	(3,275)	(144)	(605)
Increase (decrease) in net assets from contract transactions	(84,274)	137,517	47,181
Total increase (decrease) in net assets	124,857	170,272	77,972
Net assets as of December 31, 2019	$744,236	$258,300	$162,046
Investment income (loss):
Dividend distributions	-	1,357	-
Investment Expenses:
Mortality and expense risk and administrative charges	(6,679)	(1,746)	(1,694)
Net investment income (loss)	(6,679)	(389)	(1,694)
Increase (decrease) in net assets from operations:
Capital gain distributions	26,164	14,547	17,190
Realized capital gain (loss) on investments	23,327	(22,641)	(246)
Change in unrealized appreciation (depreciation)	159,381	20,440	64,512
Net gain (loss) on investments	208,872	12,346	81,456
Net increase (decrease) in net assets from operations	202,193	11,957	79,762
Contract owner transactions:
Variable annuity deposits	36,076	2,733	5,746
Terminations, withdrawals and annuity payments	(59,200)	(27,927)	(24,633)
Transfers between subaccounts, net	(34,918)	(72,866)	23,993
Maintenance charges and mortality adjustments	(2,915)	(144)	(805)
Increase (decrease) in net assets from contract transactions	(60,957)	(98,204)	4,301
Total increase (decrease) in net assets	141,236	(86,247)	84,063
Net assets as of December 31, 2020	$885,472	$172,053	$246,109

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.	BlackRock Equity Dividend
Net assets as of December 31, 2018	$153,452	$353,212	$559,821
Investment income (loss):
Dividend distributions	3,828	-	11,256
Investment Expenses:
Mortality and expense risk and administrative charges	(1,483)	(4,486)	(5,764)
Net investment income (loss)	2,345	(4,486)	5,492
Increase (decrease) in net assets from operations:
Capital gain distributions	15,242	15,943	73,604
Realized capital gain (loss) on investments	(160)	(11,882)	(12,245)
Change in unrealized appreciation (depreciation)	17,057	81,570	77,959
Net gain (loss) on investments	32,139	85,631	139,318
Net increase (decrease) in net assets from operations	34,484	81,145	144,810
Contract owner transactions:
Variable annuity deposits	-	-	41,699
Terminations, withdrawals and annuity payments	-	(362,136)	(37,518)
Transfers between subaccounts, net	-	(6)	(73,078)
Maintenance charges and mortality adjustments	(53)	-	(3,099)
Increase (decrease) in net assets from contract transactions	(53)	(362,142)	(71,996)
Total increase (decrease) in net assets	34,431	(280,997)	72,814
Net assets as of December 31, 2019	$187,883	$72,215	$632,635
Investment income (loss):
Dividend distributions	2,681	-	11,689
Investment Expenses:
Mortality and expense risk and administrative charges	(954)	(654)	(5,785)
Net investment income (loss)	1,727	(654)	5,904
Increase (decrease) in net assets from operations:
Capital gain distributions	3,364	24,040	32,677
Realized capital gain (loss) on investments	(32,772)	16,826	(19,946)
Change in unrealized appreciation (depreciation)	16,413	25,691	22,148
Net gain (loss) on investments	(12,995)	66,557	34,879
Net increase (decrease) in net assets from operations	(11,268)	65,903	40,783
Contract owner transactions:
Variable annuity deposits	-	119,861	31,331
Terminations, withdrawals and annuity payments	-	(3,040)	(79,652)
Transfers between subaccounts, net	(24,757)	3,286	146,491
Maintenance charges and mortality adjustments	(57)	(170)	(3,568)
Increase (decrease) in net assets from contract transactions	(24,814)	119,937	94,602
Total increase (decrease) in net assets	(36,082)	185,840	135,385
Net assets as of December 31, 2020	$151,801	$258,055	$768,020

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	BlackRock Equity Dividend V.I.	BlackRock Global Allocation	BlackRock Global Allocation V.I.
Net assets as of December 31, 2018	$4,681,420	$314,838	$1,899,963
Investment income (loss):
Dividend distributions	107,084	3,742	27,637
Investment Expenses:
Mortality and expense risk and administrative charges	(43,589)	(3,006)	(16,315)
Net investment income (loss)	63,495	736	11,322
Increase (decrease) in net assets from operations:
Capital gain distributions	435,466	13,977	87,069
Realized capital gain (loss) on investments	19,613	(1,052)	(14,488)
Change in unrealized appreciation (depreciation)	803,029	35,628	232,168
Net gain (loss) on investments	1,258,108	48,553	304,749
Net increase (decrease) in net assets from operations	1,321,603	49,289	316,071
Contract owner transactions:
Variable annuity deposits	970,187	2,568	255,215
Terminations, withdrawals and annuity payments	(895,887)	(30,945)	(295,417)
Transfers between subaccounts, net	803,830	(3,431)	81,520
Maintenance charges and mortality adjustments	(18,202)	(742)	(5,830)
Increase (decrease) in net assets from contract transactions	859,928	(32,550)	35,488
Total increase (decrease) in net assets	2,181,531	16,739	351,559
Net assets as of December 31, 2019	$6,862,951	$331,577	$2,251,522
Investment income (loss):
Dividend distributions	128,104	365	37,453
Investment Expenses:
Mortality and expense risk and administrative charges	(48,399)	(1,213)	(20,458)
Net investment income (loss)	79,705	(848)	16,995
Increase (decrease) in net assets from operations:
Capital gain distributions	246,410	6,062	177,826
Realized capital gain (loss) on investments	(203,806)	(20,499)	4,349
Change in unrealized appreciation (depreciation)	128,177	12,998	309,859
Net gain (loss) on investments	170,781	(1,439)	492,034
Net increase (decrease) in net assets from operations	250,486	(2,287)	509,029
Contract owner transactions:
Variable annuity deposits	429,667	1,986	294,275
Terminations, withdrawals and annuity payments	(434,870)	(199,091)	(157,312)
Transfers between subaccounts, net	284,865	(45,130)	383,650
Maintenance charges and mortality adjustments	(16,698)	(1,664)	(6,499)
Increase (decrease) in net assets from contract transactions	262,964	(243,899)	514,114
Total increase (decrease) in net assets	513,450	(246,186)	1,023,143
Net assets as of December 31, 2020	$7,376,401	$85,391	$3,274,665

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	BlackRock High Yield V.I.	BlackRock International Dividend	BlackRock Large Cap Focus Growth V.I.
Net assets as of December 31, 2018	$3,459,759	$193,976	$54,285
Investment income (loss):
Dividend distributions	455,906	6,695	-
Investment Expenses:
Mortality and expense risk and administrative charges	(73,232)	(2,500)	(650)
Net investment income (loss)	382,674	4,195	(650)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	924	15,592
Realized capital gain (loss) on investments	146,778	(2,938)	(401)
Change in unrealized appreciation (depreciation)	428,562	49,776	4,471
Net gain (loss) on investments	575,340	47,762	19,662
Net increase (decrease) in net assets from operations	958,014	51,957	19,012
Contract owner transactions:
Variable annuity deposits	192,248	11,762	-
Terminations, withdrawals and annuity payments	(601,518)	(4,517)	(184)
Transfers between subaccounts, net	5,337,961	121,806	82,845
Maintenance charges and mortality adjustments	(26,460)	(1,085)	(157)
Increase (decrease) in net assets from contract transactions	4,902,231	127,966	82,504
Total increase (decrease) in net assets	5,860,245	179,923	101,516
Net assets as of December 31, 2019	$9,320,004	$373,899	$155,801
Investment income (loss):
Dividend distributions	488,598	1,997	-
Investment Expenses:
Mortality and expense risk and administrative charges	(97,182)	(1,333)	(1,453)
Net investment income (loss)	391,416	664	(1,453)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	10,093
Realized capital gain (loss) on investments	559,600	(25,751)	9,965
Change in unrealized appreciation (depreciation)	173,244	6,606	46,573
Net gain (loss) on investments	732,844	(19,145)	66,631
Net increase (decrease) in net assets from operations	1,124,260	(18,481)	65,178
Contract owner transactions:
Variable annuity deposits	185,163	8,465	-
Terminations, withdrawals and annuity payments	(868,653)	(19,644)	(18,731)
Transfers between subaccounts, net	(3,568,647)	(254,085)	(21,924)
Maintenance charges and mortality adjustments	(20,803)	(672)	(330)
Increase (decrease) in net assets from contract transactions	(4,272,940)	(265,936)	(40,985)
Total increase (decrease) in net assets	(3,148,680)	(284,417)	24,193
Net assets as of December 31, 2020	$6,171,324	$89,482	$179,994

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	BNY Mellon Appreciation	BNY Mellon Dynamic Value	BNY Mellon IP MidCap Stock
Net assets as of December 31, 2018	$4,208,028	$3,653,972	$4,584,461
Investment income (loss):
Dividend distributions	51,424	54,136	20,868
Investment Expenses:
Mortality and expense risk and administrative charges	(47,055)	(33,766)	(34,035)
Net investment income (loss)	4,369	20,370	(13,167)
Increase (decrease) in net assets from operations:
Capital gain distributions	523,331	63,738	378,420
Realized capital gain (loss) on investments	(137,457)	(2,036)	(230,222)
Change in unrealized appreciation (depreciation)	1,047,149	760,613	607,102
Net gain (loss) on investments	1,433,023	822,315	755,300
Net increase (decrease) in net assets from operations	1,437,392	842,685	742,133
Contract owner transactions:
Variable annuity deposits	144,080	73,261	132,793
Terminations, withdrawals and annuity payments	(472,263)	(530,275)	(649,423)
Transfers between subaccounts, net	692,590	(365,040)	(1,062,056)
Maintenance charges and mortality adjustments	(12,956)	(10,891)	(12,610)
Increase (decrease) in net assets from contract transactions	351,451	(832,945)	(1,591,296)
Total increase (decrease) in net assets	1,788,843	9,740	(849,163)
Net assets as of December 31, 2019	$5,996,871	$3,663,712	$3,735,298
Investment income (loss):
Dividend distributions	43,736	19,118	22,264
Investment Expenses:
Mortality and expense risk and administrative charges	(60,879)	(27,404)	(26,344)
Net investment income (loss)	(17,143)	(8,286)	(4,080)
Increase (decrease) in net assets from operations:
Capital gain distributions	338,257	67,628	-
Realized capital gain (loss) on investments	5,560	(16,299)	(350,109)
Change in unrealized appreciation (depreciation)	1,235,308	655	395,714
Net gain (loss) on investments	1,579,125	51,984	45,605
Net increase (decrease) in net assets from operations	1,561,982	43,698	41,525
Contract owner transactions:
Variable annuity deposits	141,785	43,577	61,768
Terminations, withdrawals and annuity payments	(569,034)	(299,128)	(440,192)
Transfers between subaccounts, net	635,587	(89,947)	415,949
Maintenance charges and mortality adjustments	(16,049)	(7,744)	(8,455)
Increase (decrease) in net assets from contract transactions	192,289	(353,242)	29,070
Total increase (decrease) in net assets	1,754,271	(309,544)	70,595
Net assets as of December 31, 2020	$7,751,142	$3,354,168	$3,805,893

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth	BNY Mellon Opportunistic Midcap Value
Net assets as of December 31, 2018	$5,144,534	$10,490,679	$2,305,665
Investment income (loss):
Dividend distributions	48,696	-	6,498
Investment Expenses:
Mortality and expense risk and administrative charges	(44,059)	(111,554)	(22,583)
Net investment income (loss)	4,637	(111,554)	(16,085)
Increase (decrease) in net assets from operations:
Capital gain distributions	464,674	1,442,281	-
Realized capital gain (loss) on investments	(14,276)	189,160	(116,369)
Change in unrealized appreciation (depreciation)	675,753	853,784	710,159
Net gain (loss) on investments	1,126,151	2,485,225	593,790
Net increase (decrease) in net assets from operations	1,130,788	2,373,671	577,705
Contract owner transactions:
Variable annuity deposits	1,139,775	792,627	34,444
Terminations, withdrawals and annuity payments	(525,985)	(2,116,878)	(252,776)
Transfers between subaccounts, net	102,077	1,574,806	(116,011)
Maintenance charges and mortality adjustments	(17,946)	(53,369)	(6,140)
Increase (decrease) in net assets from contract transactions	697,921	197,186	(340,483)
Total increase (decrease) in net assets	1,828,709	2,570,857	237,222
Net assets as of December 31, 2019	$6,973,243	$13,061,536	$2,542,887
Investment income (loss):
Dividend distributions	65,311	9,433	2,714
Investment Expenses:
Mortality and expense risk and administrative charges	(42,257)	(132,457)	(20,430)
Net investment income (loss)	23,054	(123,024)	(17,716)
Increase (decrease) in net assets from operations:
Capital gain distributions	371,891	1,509,643	-
Realized capital gain (loss) on investments	(269,146)	2,267,477	(81,151)
Change in unrealized appreciation (depreciation)	381,483	5,338,325	477,920
Net gain (loss) on investments	484,228	9,115,445	396,769
Net increase (decrease) in net assets from operations	507,282	8,992,421	379,053
Contract owner transactions:
Variable annuity deposits	298,276	756,906	26,937
Terminations, withdrawals and annuity payments	(375,593)	(1,465,355)	(157,494)
Transfers between subaccounts, net	(781,914)	(2,586,763)	(167,335)
Maintenance charges and mortality adjustments	(12,641)	(58,485)	(5,206)
Increase (decrease) in net assets from contract transactions	(871,872)	(3,353,697)	(303,098)
Total increase (decrease) in net assets	(364,590)	5,638,724	75,955
Net assets as of December 31, 2020	$6,608,653	$18,700,260	$2,618,842

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	BNY Mellon Stock Index	BNY Mellon VIF Appreciation	Calamos® Growth
Net assets as of December 31, 2018	$219,825	$392,979	$8,038,291
Investment income (loss):
Dividend distributions	3,450	6,082	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,508)	(4,912)	(82,043)
Net investment income (loss)	1,942	1,170	(82,043)
Increase (decrease) in net assets from operations:
Capital gain distributions	12,793	54,765	815,223
Realized capital gain (loss) on investments	10,243	3,798	(274,736)
Change in unrealized appreciation (depreciation)	37,158	128,982	1,849,227
Net gain (loss) on investments	60,194	187,545	2,389,714
Net increase (decrease) in net assets from operations	62,136	188,715	2,307,671
Contract owner transactions:
Variable annuity deposits	245	47,520	134,053
Terminations, withdrawals and annuity payments	(15,120)	(31,094)	(1,007,514)
Transfers between subaccounts, net	(35,635)	432,369	(275,438)
Maintenance charges and mortality adjustments	(36)	(2,202)	(20,904)
Increase (decrease) in net assets from contract transactions	(50,546)	446,593	(1,169,803)
Total increase (decrease) in net assets	11,590	635,308	1,137,868
Net assets as of December 31, 2019	$231,415	$1,028,287	$9,176,159
Investment income (loss):
Dividend distributions	1,187	18,716	-
Investment Expenses:
Mortality and expense risk and administrative charges	(518)	(25,775)	(82,284)
Net investment income (loss)	669	(7,059)	(82,284)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,697	88,703	1,051,995
Realized capital gain (loss) on investments	19,567	186,043	(171,402)
Change in unrealized appreciation (depreciation)	(40,006)	819,916	1,789,355
Net gain (loss) on investments	(15,742)	1,094,662	2,669,948
Net increase (decrease) in net assets from operations	(15,073)	1,087,603	2,587,664
Contract owner transactions:
Variable annuity deposits	120,310	67,011	125,150
Terminations, withdrawals and annuity payments	(5,680)	(112,685)	(1,080,332)
Transfers between subaccounts, net	(167,968)	3,272,125	(437,273)
Maintenance charges and mortality adjustments	(45)	(13,461)	(23,021)
Increase (decrease) in net assets from contract transactions	(53,383)	3,212,990	(1,415,476)
Total increase (decrease) in net assets	(68,456)	4,300,593	1,172,188
Net assets as of December 31, 2020	$162,959	$5,328,880	$10,348,347

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Calamos® Growth and Income	Calamos® High Income Opportunities	ClearBridge Small Cap Growth
Net assets as of December 31, 2018	$7,090,713	$417,532	$13,765
Investment income (loss):
Dividend distributions	99,698	26,103	-
Investment Expenses:
Mortality and expense risk and administrative charges	(70,328)	(4,058)	(145)
Net investment income (loss)	29,370	22,045	(145)
Increase (decrease) in net assets from operations:
Capital gain distributions	181,644	-	1,209
Realized capital gain (loss) on investments	58,930	(6,180)	40
Change in unrealized appreciation (depreciation)	1,419,338	38,702	2,213
Net gain (loss) on investments	1,659,912	32,522	3,462
Net increase (decrease) in net assets from operations	1,689,282	54,567	3,317
Contract owner transactions:
Variable annuity deposits	113,873	27,521	-
Terminations, withdrawals and annuity payments	(713,703)	(44,151)	-
Transfers between subaccounts, net	(179,399)	(2,204)	-
Maintenance charges and mortality adjustments	(22,389)	(2,355)	(2)
Increase (decrease) in net assets from contract transactions	(801,618)	(21,189)	(2)
Total increase (decrease) in net assets	887,664	33,378	3,315
Net assets as of December 31, 2019	$7,978,377	$450,910	$17,080
Investment income (loss):
Dividend distributions	91,079	23,242	-
Investment Expenses:
Mortality and expense risk and administrative charges	(70,198)	(3,835)	(166)
Net investment income (loss)	20,881	19,407	(166)
Increase (decrease) in net assets from operations:
Capital gain distributions	184,366	-	1,592
Realized capital gain (loss) on investments	142,599	(8,525)	52
Change in unrealized appreciation (depreciation)	1,182,121	2,638	5,724
Net gain (loss) on investments	1,509,086	(5,887)	7,368
Net increase (decrease) in net assets from operations	1,529,967	13,520	7,202
Contract owner transactions:
Variable annuity deposits	105,754	21,519	-
Terminations, withdrawals and annuity payments	(750,186)	(36,110)	-
Transfers between subaccounts, net	(169,679)	327	-
Maintenance charges and mortality adjustments	(19,423)	(1,955)	(4)
Increase (decrease) in net assets from contract transactions	(833,534)	(16,219)	(4)
Total increase (decrease) in net assets	696,433	(2,699)	7,198
Net assets as of December 31, 2020	$8,674,810	$448,211	$24,278

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	ClearBridge Variable Aggressive Growth	ClearBridge Variable Small Cap Growth	Dimensional VA Equity Allocation
Net assets as of December 31, 2018	$12,770,816	$7,105,038	$-
Investment income (loss):
Dividend distributions	100,130	-	6,198
Investment Expenses:
Mortality and expense risk and administrative charges	(101,777)	(71,934)	(248)
Net investment income (loss)	(1,647)	(71,934)	5,950
Increase (decrease) in net assets from operations:
Capital gain distributions	248,843	700,657	2,453
Realized capital gain (loss) on investments	(60,275)	251,408	3
Change in unrealized appreciation (depreciation)	2,630,689	863,187	6,735
Net gain (loss) on investments	2,819,257	1,815,252	9,191
Net increase (decrease) in net assets from operations	2,817,610	1,743,318	15,141
Contract owner transactions:
Variable annuity deposits	318,324	436,434	347,340
Terminations, withdrawals and annuity payments	(1,057,600)	(971,455)	-
Transfers between subaccounts, net	(569,518)	(1,053,421)	-
Maintenance charges and mortality adjustments	(66,334)	(36,559)	-
Increase (decrease) in net assets from contract transactions	(1,375,128)	(1,625,001)	347,340
Total increase (decrease) in net assets	1,442,482	118,317	362,481
Net assets as of December 31, 2019	$14,213,298	$7,223,355	$362,481
Investment income (loss):
Dividend distributions	56,484	-	3,956
Investment Expenses:
Mortality and expense risk and administrative charges	(82,353)	(79,750)	(1,275)
Net investment income (loss)	(25,869)	(79,750)	2,681
Increase (decrease) in net assets from operations:
Capital gain distributions	923,834	716,599	600
Realized capital gain (loss) on investments	242,710	538,144	27,454
Change in unrealized appreciation (depreciation)	59,652	2,217,555	23,423
Net gain (loss) on investments	1,226,196	3,472,298	51,477
Net increase (decrease) in net assets from operations	1,200,327	3,392,548	54,158
Contract owner transactions:
Variable annuity deposits	108,472	166,779	-
Terminations, withdrawals and annuity payments	(1,496,045)	(709,299)	(1,045)
Transfers between subaccounts, net	(3,340,119)	508,950	(155,759)
Maintenance charges and mortality adjustments	(50,481)	(36,803)	(157)
Increase (decrease) in net assets from contract transactions	(4,778,173)	(70,373)	(156,961)
Total increase (decrease) in net assets	(3,577,846)	3,322,175	(102,803)
Net assets as of December 31, 2020	$10,635,452	$10,545,530	$259,678

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio
Net assets as of December 31, 2018	$281,189	$648,611	$943,289
Investment income (loss):
Dividend distributions	20,408	20,084	32,905
Investment Expenses:
Mortality and expense risk and administrative charges	(1,771)	(7,475)	(5,875)
Net investment income (loss)	18,637	12,609	27,030
Increase (decrease) in net assets from operations:
Capital gain distributions	-	8,915	-
Realized capital gain (loss) on investments	(9,875)	(28,124)	(23,230)
Change in unrealized appreciation (depreciation)	2,322	153,471	132,478
Net gain (loss) on investments	(7,553)	134,262	109,248
Net increase (decrease) in net assets from operations	11,084	146,871	136,278
Contract owner transactions:
Variable annuity deposits	543,431	205	55
Terminations, withdrawals and annuity payments	(45,307)	(29,119)	(32,494)
Transfers between subaccounts, net	16,873	30,025	(70,134)
Maintenance charges and mortality adjustments	(90)	(593)	(154)
Increase (decrease) in net assets from contract transactions	514,907	518	(102,727)
Total increase (decrease) in net assets	525,991	147,389	33,551
Net assets as of December 31, 2019	$807,180	$796,000	$976,840
Investment income (loss):
Dividend distributions	78	12,532	11,070
Investment Expenses:
Mortality and expense risk and administrative charges	(3,222)	(6,094)	(3,244)
Net investment income (loss)	(3,144)	6,438	7,826
Increase (decrease) in net assets from operations:
Capital gain distributions	-	11,039	-
Realized capital gain (loss) on investments	1,333	4,884	(39,659)
Change in unrealized appreciation (depreciation)	10,196	38,478	(33,281)
Net gain (loss) on investments	11,529	54,401	(72,940)
Net increase (decrease) in net assets from operations	8,385	60,839	(65,114)
Contract owner transactions:
Variable annuity deposits	78,014	66,911	79,722
Terminations, withdrawals and annuity payments	(23,243)	(36,903)	(134,122)
Transfers between subaccounts, net	(521,305)	(220,282)	(320,860)
Maintenance charges and mortality adjustments	(358)	(783)	(420)
Increase (decrease) in net assets from contract transactions	(466,892)	(191,057)	(375,680)
Total increase (decrease) in net assets	(458,507)	(130,218)	(440,794)
Net assets as of December 31, 2020	$348,673	$665,782	$536,046

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio
Net assets as of December 31, 2018	$1,772,046	$2,634,959	$999,392
Investment income (loss):
Dividend distributions	16,503	60,709	16,411
Investment Expenses:
Mortality and expense risk and administrative charges	(4,303)	(19,626)	(11,043)
Net investment income (loss)	12,200	41,083	5,368
Increase (decrease) in net assets from operations:
Capital gain distributions	-	30,809	28,836
Realized capital gain (loss) on investments	3,012	(26,210)	(58,539)
Change in unrealized appreciation (depreciation)	(120)	577,682	235,630
Net gain (loss) on investments	2,892	582,281	205,927
Net increase (decrease) in net assets from operations	15,092	623,364	211,295
Contract owner transactions:
Variable annuity deposits	23	68,054	65,257
Terminations, withdrawals and annuity payments	(49,108)	(460,922)	(35,859)
Transfers between subaccounts, net	(1,006,345)	198,089	(53,023)
Maintenance charges and mortality adjustments	(1,579)	(1,173)	(1,006)
Increase (decrease) in net assets from contract transactions	(1,057,009)	(195,952)	(24,631)
Total increase (decrease) in net assets	(1,041,917)	427,412	186,664
Net assets as of December 31, 2019	$730,129	$3,062,371	$1,186,056
Investment income (loss):
Dividend distributions	2,181	50,249	19,378
Investment Expenses:
Mortality and expense risk and administrative charges	(7,020)	(14,779)	(8,653)
Net investment income (loss)	(4,839)	35,470	10,725
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	1,088	(4,815)	(43,551)
Change in unrealized appreciation (depreciation)	450	(132,162)	71,935
Net gain (loss) on investments	1,538	(136,977)	28,384
Net increase (decrease) in net assets from operations	(3,301)	(101,507)	39,109
Contract owner transactions:
Variable annuity deposits	104,278	52,870	22,440
Terminations, withdrawals and annuity payments	(510)	(87,332)	(14,154)
Transfers between subaccounts, net	(463,366)	(390,572)	84,958
Maintenance charges and mortality adjustments	(526)	(1,794)	(998)
Increase (decrease) in net assets from contract transactions	(360,124)	(426,828)	92,246
Total increase (decrease) in net assets	(363,425)	(528,335)	131,355
Net assets as of December 31, 2020	$366,704	$2,534,036	$1,317,411

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	DWS Capital Growth VIP	DWS Core Equity VIP	DWS CROCI® U.S. VIP
Net assets as of December 31, 2018	$29,143	$163,816	$-
Investment income (loss):
Dividend distributions	56	1,432	-
Investment Expenses:
Mortality and expense risk and administrative charges	(285)	(1,487)	(6)
Net investment income (loss)	(229)	(55)	(6)
Increase (decrease) in net assets from operations:
Capital gain distributions	3,838	20,537	-
Realized capital gain (loss) on investments	31	(13,505)	7
Change in unrealized appreciation (depreciation)	8,392	32,386	496
Net gain (loss) on investments	12,261	39,418	503
Net increase (decrease) in net assets from operations	12,032	39,363	497
Contract owner transactions:
Variable annuity deposits	-	4,481	15,494
Terminations, withdrawals and annuity payments	(482)	(12,484)	(250)
Transfers between subaccounts, net	26,728	(72,038)	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	26,246	(80,041)	15,244
Total increase (decrease) in net assets	38,278	(40,678)	15,741
Net assets as of December 31, 2019	$67,421	$123,138	$15,741
Investment income (loss):
Dividend distributions	117	1,298	247
Investment Expenses:
Mortality and expense risk and administrative charges	(230)	(1,163)	(43)
Net investment income (loss)	(113)	135	204
Increase (decrease) in net assets from operations:
Capital gain distributions	2,937	5,531	633
Realized capital gain (loss) on investments	1,111	(9,344)	(594)
Change in unrealized appreciation (depreciation)	10,268	10,038	(2,445)
Net gain (loss) on investments	14,316	6,225	(2,406)
Net increase (decrease) in net assets from operations	14,203	6,360	(2,202)
Contract owner transactions:
Variable annuity deposits	152	-	3
Terminations, withdrawals and annuity payments	(446)	-	(2,381)
Transfers between subaccounts, net	(27,467)	(42,526)	-
Maintenance charges and mortality adjustments	(42)	-	(9)
Increase (decrease) in net assets from contract transactions	(27,803)	(42,526)	(2,387)
Total increase (decrease) in net assets	(13,600)	(36,166)	(4,589)
Net assets as of December 31, 2020	$53,821	$86,972	$11,152

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	DWS Global Small Cap VIP	DWS High Income VIP	DWS International Growth VIP
Net assets as of December 31, 2018	$32,405	$5,748	$105,950
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(319)	(9)	(8)
Net investment income (loss)	(319)	(9)	(8)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,018	-	-
Realized capital gain (loss) on investments	(135)	(544)	(13,825)
Change in unrealized appreciation (depreciation)	4,919	742	13,555
Net gain (loss) on investments	6,802	198	(270)
Net increase (decrease) in net assets from operations	6,483	189	(278)
Contract owner transactions:
Variable annuity deposits	-	10,500	15,494
Terminations, withdrawals and annuity payments	(37)	-	(251)
Transfers between subaccounts, net	-	(5,757)	(105,007)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(37)	4,743	(89,764)
Total increase (decrease) in net assets	6,446	4,932	(90,042)
Net assets as of December 31, 2019	$38,851	$10,680	$15,908
Investment income (loss):
Dividend distributions	208	547	179
Investment Expenses:
Mortality and expense risk and administrative charges	(300)	(38)	(53)
Net investment income (loss)	(92)	509	126
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(140)	(2)	29
Change in unrealized appreciation (depreciation)	6,422	67	2,589
Net gain (loss) on investments	6,282	65	2,618
Net increase (decrease) in net assets from operations	6,190	574	2,744
Contract owner transactions:
Variable annuity deposits	-	-	1
Terminations, withdrawals and annuity payments	(47)	-	(2,902)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	(1)	(9)	(12)
Increase (decrease) in net assets from contract transactions	(48)	(9)	(2,913)
Total increase (decrease) in net assets	6,142	565	(169)
Net assets as of December 31, 2020	$44,993	$11,245	$15,739

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	DWS Small Mid Cap Value VIP	Eaton Vance VT Floating-Rate Income	Federated Hermes Corporate Bond (a)
Net assets as of December 31, 2018	$9,383	$2,923,380	$7,642,608
Investment income (loss):
Dividend distributions	38	160,906	293,401
Investment Expenses:
Mortality and expense risk and administrative charges	(153)	(48,078)	(71,431)
Net investment income (loss)	(115)	112,828	221,970
Increase (decrease) in net assets from operations:
Capital gain distributions	756	-	-
Realized capital gain (loss) on investments	(43)	(21,259)	73,932
Change in unrealized appreciation (depreciation)	1,208	97,620	653,887
Net gain (loss) on investments	1,921	76,361	727,819
Net increase (decrease) in net assets from operations	1,806	189,189	949,789
Contract owner transactions:
Variable annuity deposits	-	61,851	290,454
Terminations, withdrawals and annuity payments	-	(166,320)	(957,031)
Transfers between subaccounts, net	-	1,157,844	(1,096,323)
Maintenance charges and mortality adjustments	-	(485)	(21,036)
Increase (decrease) in net assets from contract transactions	-	1,052,890	(1,783,936)
Total increase (decrease) in net assets	1,806	1,242,079	(834,147)
Net assets as of December 31, 2019	$11,189	$4,165,459	$6,808,461
Investment income (loss):
Dividend distributions	103	65,467	271,335
Investment Expenses:
Mortality and expense risk and administrative charges	(134)	(24,330)	(74,847)
Net investment income (loss)	(31)	41,137	196,488
Increase (decrease) in net assets from operations:
Capital gain distributions	759	-	-
Realized capital gain (loss) on investments	(71)	(376,650)	118,130
Change in unrealized appreciation (depreciation)	(941)	56,080	311,123
Net gain (loss) on investments	(253)	(320,570)	429,253
Net increase (decrease) in net assets from operations	(284)	(279,433)	625,741
Contract owner transactions:
Variable annuity deposits	-	7	289,825
Terminations, withdrawals and annuity payments	-	(62,812)	(852,475)
Transfers between subaccounts, net	-	(1,883,831)	1,287,690
Maintenance charges and mortality adjustments	-	(188)	(18,478)
Increase (decrease) in net assets from contract transactions	-	(1,946,824)	706,562
Total increase (decrease) in net assets	(284)	(2,226,257)	1,332,303
Net assets as of December 31, 2020	$10,905	$1,939,202	$8,140,764

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Federated Hermes Fund for U.S. Government Securities II (a)	Federated Hermes High Income Bond II (a)	FFI Strategies (a)
Net assets as of December 31, 2018	$4,979,476	$5,609,325	$15,964
Investment income (loss):
Dividend distributions	122,038	356,331	47
Investment Expenses:
Mortality and expense risk and administrative charges	(62,617)	(96,453)	(247)
Net investment income (loss)	59,421	259,878	(200)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(4,197)	(83,880)	(35)
Change in unrealized appreciation (depreciation)	155,385	662,435	1,965
Net gain (loss) on investments	151,188	578,555	1,930
Net increase (decrease) in net assets from operations	210,609	838,433	1,730
Contract owner transactions:
Variable annuity deposits	5,824	204,802	-
Terminations, withdrawals and annuity payments	(850,997)	(952,174)	-
Transfers between subaccounts, net	(374,079)	8,110,958	-
Maintenance charges and mortality adjustments	(25,656)	(33,733)	-
Increase (decrease) in net assets from contract transactions	(1,244,908)	7,329,853	-
Total increase (decrease) in net assets	(1,034,299)	8,168,286	1,730
Net assets as of December 31, 2019	$3,945,177	$13,777,611	$17,694
Investment income (loss):
Dividend distributions	132,062	315,293	374
Investment Expenses:
Mortality and expense risk and administrative charges	(72,115)	(88,552)	(202)
Net investment income (loss)	59,947	226,741	172
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	101
Realized capital gain (loss) on investments	58,100	52,851	(79)
Change in unrealized appreciation (depreciation)	36,386	24,299	(868)
Net gain (loss) on investments	94,486	77,150	(846)
Net increase (decrease) in net assets from operations	154,433	303,891	(674)
Contract owner transactions:
Variable annuity deposits	150,705	25,073	-
Terminations, withdrawals and annuity payments	(688,796)	(938,352)	-
Transfers between subaccounts, net	2,287,706	(7,053,440)	-
Maintenance charges and mortality adjustments	(22,368)	(35,658)	-
Increase (decrease) in net assets from contract transactions	1,727,247	(8,002,377)	-
Total increase (decrease) in net assets	1,881,680	(7,698,486)	(674)
Net assets as of December 31, 2020	$5,826,857	$6,079,125	$17,020

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Fidelity® Advisor Dividend Growth	Fidelity® Advisor International Capital Appreciation (d)	Fidelity® Advisor Leveraged Company Stock
Net assets as of December 31, 2018	$2,061,934	$366,400	$26,123
Investment income (loss):
Dividend distributions	29,650	737	-
Investment Expenses:
Mortality and expense risk and administrative charges	(20,628)	(3,360)	(436)
Net investment income (loss)	9,022	(2,623)	(436)
Increase (decrease) in net assets from operations:
Capital gain distributions	77,147	-	2,752
Realized capital gain (loss) on investments	(880)	25,001	(703)
Change in unrealized appreciation (depreciation)	451,406	77,322	7,686
Net gain (loss) on investments	527,673	102,323	9,735
Net increase (decrease) in net assets from operations	536,695	99,700	9,299
Contract owner transactions:
Variable annuity deposits	36,461	2,245	5,419
Terminations, withdrawals and annuity payments	(118,873)	(52,804)	(2,471)
Transfers between subaccounts, net	(13,702)	(36,298)	17,693
Maintenance charges and mortality adjustments	(5,107)	(938)	(224)
Increase (decrease) in net assets from contract transactions	(101,221)	(87,795)	20,417
Total increase (decrease) in net assets	435,474	11,905	29,716
Net assets as of December 31, 2019	$2,497,408	$378,305	$55,839
Investment income (loss):
Dividend distributions	26,821	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(19,067)	(3,355)	(497)
Net investment income (loss)	7,754	(3,355)	(497)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	2,076
Realized capital gain (loss) on investments	(9,204)	16,266	(683)
Change in unrealized appreciation (depreciation)	(2,175)	58,682	14,364
Net gain (loss) on investments	(11,379)	74,948	15,757
Net increase (decrease) in net assets from operations	(3,625)	71,593	15,260
Contract owner transactions:
Variable annuity deposits	25,213	1,697	5,881
Terminations, withdrawals and annuity payments	(203,279)	(15,133)	(895)
Transfers between subaccounts, net	(84,014)	(22,683)	(7,711)
Maintenance charges and mortality adjustments	(5,696)	(943)	(211)
Increase (decrease) in net assets from contract transactions	(267,776)	(37,062)	(2,936)
Total increase (decrease) in net assets	(271,401)	34,531	12,324
Net assets as of December 31, 2020	$2,226,007	$412,836	$68,163

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Fidelity® Advisor New Insights	Fidelity® Advisor Real Estate	Fidelity® Advisor Stock Selector Mid Cap
Net assets as of December 31, 2018	$2,265,034	$1,809,464	$688,952
Investment income (loss):
Dividend distributions	-	31,001	8,615
Investment Expenses:
Mortality and expense risk and administrative charges	(20,028)	(18,457)	(8,207)
Net investment income (loss)	(20,028)	12,544	408
Increase (decrease) in net assets from operations:
Capital gain distributions	138,205	120,596	92,717
Realized capital gain (loss) on investments	44,864	14,205	13,909
Change in unrealized appreciation (depreciation)	397,039	226,693	139,358
Net gain (loss) on investments	580,108	361,494	245,984
Net increase (decrease) in net assets from operations	560,080	374,038	246,392
Contract owner transactions:
Variable annuity deposits	120,417	57,372	15,121
Terminations, withdrawals and annuity payments	(200,454)	(164,360)	(84,270)
Transfers between subaccounts, net	(591,161)	(67,167)	1,857,940
Maintenance charges and mortality adjustments	(4,707)	(7,837)	(2,658)
Increase (decrease) in net assets from contract transactions	(675,905)	(181,992)	1,786,133
Total increase (decrease) in net assets	(115,825)	192,046	2,032,525
Net assets as of December 31, 2019	$2,149,209	$2,001,510	$2,721,477
Investment income (loss):
Dividend distributions	-	19,693	17,885
Investment Expenses:
Mortality and expense risk and administrative charges	(10,075)	(16,428)	(21,978)
Net investment income (loss)	(10,075)	3,265	(4,093)
Increase (decrease) in net assets from operations:
Capital gain distributions	37,055	42,847	37,742
Realized capital gain (loss) on investments	172,639	(19,028)	7,541
Change in unrealized appreciation (depreciation)	(122,159)	(183,581)	250,177
Net gain (loss) on investments	87,535	(159,762)	295,460
Net increase (decrease) in net assets from operations	77,460	(156,497)	291,367
Contract owner transactions:
Variable annuity deposits	58,739	52,068	54,887
Terminations, withdrawals and annuity payments	(297,659)	(182,287)	(266,767)
Transfers between subaccounts, net	(1,673,711)	108,559	41,811
Maintenance charges and mortality adjustments	(2,133)	(6,799)	(5,188)
Increase (decrease) in net assets from contract transactions	(1,914,764)	(28,459)	(175,257)
Total increase (decrease) in net assets	(1,837,304)	(184,956)	116,110
Net assets as of December 31, 2020	$311,905	$1,816,554	$2,837,587

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Fidelity® Advisor Value Strategies	Fidelity® VIP Balanced	Fidelity® VIP Contrafund
Net assets as of December 31, 2018	$1,538,651	$1,110,386	$13,699,710
Investment income (loss):
Dividend distributions	20,607	21,587	31,010
Investment Expenses:
Mortality and expense risk and administrative charges	(16,688)	(8,722)	(195,975)
Net investment income (loss)	3,919	12,865	(164,965)
Increase (decrease) in net assets from operations:
Capital gain distributions	76,011	58,351	1,765,586
Realized capital gain (loss) on investments	10,074	2,220	192,305
Change in unrealized appreciation (depreciation)	408,501	191,023	1,992,458
Net gain (loss) on investments	494,586	251,594	3,950,349
Net increase (decrease) in net assets from operations	498,505	264,459	3,785,384
Contract owner transactions:
Variable annuity deposits	27,289	19,984	145,131
Terminations, withdrawals and annuity payments	(147,062)	(67,856)	(2,488,666)
Transfers between subaccounts, net	122,159	185,412	(365,088)
Maintenance charges and mortality adjustments	(5,989)	(1,021)	(82,750)
Increase (decrease) in net assets from contract transactions	(3,603)	136,519	(2,791,373)
Total increase (decrease) in net assets	494,902	400,978	994,011
Net assets as of December 31, 2019	$2,033,553	$1,511,364	$14,693,721
Investment income (loss):
Dividend distributions	9,404	16,014	10,767
Investment Expenses:
Mortality and expense risk and administrative charges	(14,724)	(8,462)	(216,920)
Net investment income (loss)	(5,320)	7,552	(206,153)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	22,013	74,787
Realized capital gain (loss) on investments	(42,798)	(42,977)	795,827
Change in unrealized appreciation (depreciation)	91,321	162,665	4,103,337
Net gain (loss) on investments	48,523	141,701	4,973,951
Net increase (decrease) in net assets from operations	43,203	149,253	4,767,798
Contract owner transactions:
Variable annuity deposits	28,227	32,052	1,519,898
Terminations, withdrawals and annuity payments	(142,094)	(16,729)	(1,695,742)
Transfers between subaccounts, net	(231,589)	(305,157)	234,626
Maintenance charges and mortality adjustments	(4,717)	(442)	(85,352)
Increase (decrease) in net assets from contract transactions	(350,173)	(290,276)	(26,570)
Total increase (decrease) in net assets	(306,970)	(141,023)	4,741,228
Net assets as of December 31, 2020	$1,726,583	$1,370,341	$19,434,949

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Fidelity® VIP Disciplined Small Cap	Fidelity® VIP Emerging Markets	Fidelity® VIP Equity-Income
Net assets as of December 31, 2018	$103,654	$528,033	$2,838,571
Investment income (loss):
Dividend distributions	518	6,499	50,956
Investment Expenses:
Mortality and expense risk and administrative charges	(828)	(3,686)	(18,435)
Net investment income (loss)	(310)	2,813	32,521
Increase (decrease) in net assets from operations:
Capital gain distributions	9,535	-	180,800
Realized capital gain (loss) on investments	(5,283)	16,194	(43,825)
Change in unrealized appreciation (depreciation)	16,606	117,331	451,443
Net gain (loss) on investments	20,858	133,525	588,418
Net increase (decrease) in net assets from operations	20,548	136,338	620,939
Contract owner transactions:
Variable annuity deposits	4,601	14,412	293,345
Terminations, withdrawals and annuity payments	(5,878)	(65,756)	(845,424)
Transfers between subaccounts, net	(69,107)	(109,689)	66,180
Maintenance charges and mortality adjustments	(64)	(202)	(30,671)
Increase (decrease) in net assets from contract transactions	(70,448)	(161,235)	(516,570)
Total increase (decrease) in net assets	(49,900)	(24,897)	104,369
Net assets as of December 31, 2019	$53,754	$503,136	$2,942,940
Investment income (loss):
Dividend distributions	282	3,709	48,306
Investment Expenses:
Mortality and expense risk and administrative charges	(509)	(2,852)	(19,824)
Net investment income (loss)	(227)	857	28,482
Increase (decrease) in net assets from operations:
Capital gain distributions	-	57,410	107,020
Realized capital gain (loss) on investments	(1,935)	26,281	(15,647)
Change in unrealized appreciation (depreciation)	8,954	83,025	130,047
Net gain (loss) on investments	7,019	166,716	221,420
Net increase (decrease) in net assets from operations	6,792	167,573	249,902
Contract owner transactions:
Variable annuity deposits	-	15,641	215,124
Terminations, withdrawals and annuity payments	(374)	(42,461)	(237,180)
Transfers between subaccounts, net	(2,302)	(25,068)	421,125
Maintenance charges and mortality adjustments	(74)	(366)	(8,068)
Increase (decrease) in net assets from contract transactions	(2,750)	(52,254)	391,001
Total increase (decrease) in net assets	4,042	115,319	640,903
Net assets as of December 31, 2020	$57,796	$618,455	$3,583,843

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities	Fidelity® VIP High Income
Net assets as of December 31, 2018	$3,350,027	$16,584,394	$806,214
Investment income (loss):
Dividend distributions	139,960	-	169,643
Investment Expenses:
Mortality and expense risk and administrative charges	(29,676)	(221,818)	(80,177)
Net investment income (loss)	110,284	(221,818)	89,466
Increase (decrease) in net assets from operations:
Capital gain distributions	349,045	1,718,673	-
Realized capital gain (loss) on investments	(33,717)	921,912	300,991
Change in unrealized appreciation (depreciation)	557,747	4,306,313	167,239
Net gain (loss) on investments	873,075	6,946,898	468,230
Net increase (decrease) in net assets from operations	983,359	6,725,080	557,696
Contract owner transactions:
Variable annuity deposits	223,253	2,824,159	1,587,904
Terminations, withdrawals and annuity payments	(784,173)	(2,994,567)	(825,346)
Transfers between subaccounts, net	627,847	2,169,178	6,301,296
Maintenance charges and mortality adjustments	(21,975)	(88,905)	(4,364)
Increase (decrease) in net assets from contract transactions	44,952	1,909,865	7,059,490
Total increase (decrease) in net assets	1,028,311	8,634,945	7,617,186
Net assets as of December 31, 2019	$4,378,338	$25,219,339	$8,423,400
Investment income (loss):
Dividend distributions	74,119	-	406,500
Investment Expenses:
Mortality and expense risk and administrative charges	(27,146)	(359,067)	(73,744)
Net investment income (loss)	46,973	(359,067)	332,756
Increase (decrease) in net assets from operations:
Capital gain distributions	210,895	1,932,853	-
Realized capital gain (loss) on investments	(195,837)	4,165,553	(48,796)
Change in unrealized appreciation (depreciation)	86,398	14,856,546	35,064
Net gain (loss) on investments	101,456	20,954,952	(13,732)
Net increase (decrease) in net assets from operations	148,429	20,595,885	319,024
Contract owner transactions:
Variable annuity deposits	209,211	2,160,743	301,308
Terminations, withdrawals and annuity payments	(500,972)	(2,479,666)	(341,196)
Transfers between subaccounts, net	25,472	7,009,844	1,179,492
Maintenance charges and mortality adjustments	(12,744)	(138,981)	(3,345)
Increase (decrease) in net assets from contract transactions	(279,033)	6,551,940	1,136,259
Total increase (decrease) in net assets	(130,604)	27,147,825	1,455,283
Net assets as of December 31, 2020	$4,247,734	$52,367,164	$9,878,683

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Fidelity® VIP Index 500	Fidelity® VIP Investment Grade Bond	Fidelity® VIP Mid Cap
Net assets as of December 31, 2018	$15,121,155	$5,640,191	$446,721
Investment income (loss):
Dividend distributions	329,469	170,855	3,000
Investment Expenses:
Mortality and expense risk and administrative charges	(231,641)	(79,865)	(3,066)
Net investment income (loss)	97,828	90,990	(66)
Increase (decrease) in net assets from operations:
Capital gain distributions	264,781	-	55,306
Realized capital gain (loss) on investments	744,245	52,767	(10,413)
Change in unrealized appreciation (depreciation)	3,583,262	375,136	50,515
Net gain (loss) on investments	4,592,288	427,903	95,408
Net increase (decrease) in net assets from operations	4,690,116	518,893	95,342
Contract owner transactions:
Variable annuity deposits	430,096	69,529	480
Terminations, withdrawals and annuity payments	(2,273,406)	(1,103,165)	(24,703)
Transfers between subaccounts, net	3,044,515	1,901,783	(66,450)
Maintenance charges and mortality adjustments	(92,743)	(34,766)	(129)
Increase (decrease) in net assets from contract transactions	1,108,462	833,381	(90,802)
Total increase (decrease) in net assets	5,798,578	1,352,274	4,540
Net assets as of December 31, 2019	$20,919,733	$6,992,465	$451,261
Investment income (loss):
Dividend distributions	311,757	138,056	1,776
Investment Expenses:
Mortality and expense risk and administrative charges	(241,285)	(82,264)	(2,500)
Net investment income (loss)	70,472	55,792	(724)
Increase (decrease) in net assets from operations:
Capital gain distributions	72,357	2,338	-
Realized capital gain (loss) on investments	1,018,829	102,137	(3,371)
Change in unrealized appreciation (depreciation)	1,728,938	280,568	92,499
Net gain (loss) on investments	2,820,124	385,043	89,128
Net increase (decrease) in net assets from operations	2,890,596	440,835	88,404
Contract owner transactions:
Variable annuity deposits	591,952	121,876	26
Terminations, withdrawals and annuity payments	(2,410,470)	(620,113)	(7,013)
Transfers between subaccounts, net	656,522	243,774	26,732
Maintenance charges and mortality adjustments	(99,252)	(34,589)	(285)
Increase (decrease) in net assets from contract transactions	(1,261,248)	(289,052)	19,460
Total increase (decrease) in net assets	1,629,348	151,783	107,864
Net assets as of December 31, 2020	$22,549,081	$7,144,248	$559,125

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Fidelity® VIP Overseas	Fidelity® VIP Real Estate	Fidelity® VIP Strategic Income
Net assets as of December 31, 2018	$2,520,463	$253,793	$404,126
Investment income (loss):
Dividend distributions	28,922	4,135	65,703
Investment Expenses:
Mortality and expense risk and administrative charges	(15,092)	(1,485)	(7,110)
Net investment income (loss)	13,830	2,650	58,593
Increase (decrease) in net assets from operations:
Capital gain distributions	100,988	5,531	15,557
Realized capital gain (loss) on investments	(20,061)	(2,210)	(1,495)
Change in unrealized appreciation (depreciation)	420,510	48,021	14,432
Net gain (loss) on investments	501,437	51,342	28,494
Net increase (decrease) in net assets from operations	515,267	53,992	87,087
Contract owner transactions:
Variable annuity deposits	93,304	9,000	5
Terminations, withdrawals and annuity payments	(138,845)	(4,021)	(190,915)
Transfers between subaccounts, net	(977,617)	(35,635)	1,853,863
Maintenance charges and mortality adjustments	(4,689)	(20)	(415)
Increase (decrease) in net assets from contract transactions	(1,027,847)	(30,676)	1,662,538
Total increase (decrease) in net assets	(512,580)	23,316	1,749,625
Net assets as of December 31, 2019	$2,007,883	$277,109	$2,153,751
Investment income (loss):
Dividend distributions	12,663	5,289	36,685
Investment Expenses:
Mortality and expense risk and administrative charges	(43,118)	(1,293)	(6,625)
Net investment income (loss)	(30,455)	3,996	30,060
Increase (decrease) in net assets from operations:
Capital gain distributions	23,445	14,803	12,284
Realized capital gain (loss) on investments	128,902	(19,915)	(53,499)
Change in unrealized appreciation (depreciation)	910,283	(26,930)	40,239
Net gain (loss) on investments	1,062,630	(32,042)	(976)
Net increase (decrease) in net assets from operations	1,032,175	(28,046)	29,084
Contract owner transactions:
Variable annuity deposits	153,474	-	167,478
Terminations, withdrawals and annuity payments	(467,232)	(73,357)	(95,703)
Transfers between subaccounts, net	3,845,866	88,493	(1,008,048)
Maintenance charges and mortality adjustments	(24,553)	(68)	(515)
Increase (decrease) in net assets from contract transactions	3,507,555	15,068	(936,788)
Total increase (decrease) in net assets	4,539,730	(12,978)	(907,704)
Net assets as of December 31, 2020	$6,547,613	$264,131	$1,246,047

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Franklin Allocation VIP Fund	Franklin Flex Cap Growth VIP Fund	Franklin Growth and Income VIP Fund
Net assets as of December 31, 2018	$2,701,439	$247,170	$30,355
Investment income (loss):
Dividend distributions	101,233	-	5,490
Investment Expenses:
Mortality and expense risk and administrative charges	(22,731)	(2,723)	(588)
Net investment income (loss)	78,502	(2,723)	4,902
Increase (decrease) in net assets from operations:
Capital gain distributions	194,754	32,985	13,052
Realized capital gain (loss) on investments	(24,306)	(1,430)	144
Change in unrealized appreciation (depreciation)	254,273	82,191	17,556
Net gain (loss) on investments	424,721	113,746	30,752
Net increase (decrease) in net assets from operations	503,223	111,023	35,654
Contract owner transactions:
Variable annuity deposits	298,293	-	8
Terminations, withdrawals and annuity payments	(233,386)	-	(29,936)
Transfers between subaccounts, net	(72,025)	369,523	200,986
Maintenance charges and mortality adjustments	(17,230)	-	(28)
Increase (decrease) in net assets from contract transactions	(24,348)	369,523	171,030
Total increase (decrease) in net assets	478,875	480,546	206,684
Net assets as of December 31, 2019	$3,180,314	$727,716	$237,039
Investment income (loss):
Dividend distributions	38,398	-	4,576
Investment Expenses:
Mortality and expense risk and administrative charges	(21,884)	(3,723)	(2,438)
Net investment income (loss)	16,514	(3,723)	2,138
Increase (decrease) in net assets from operations:
Capital gain distributions	739,888	52,069	26,751
Realized capital gain (loss) on investments	(62,086)	557	(11,883)
Change in unrealized appreciation (depreciation)	(402,305)	279,326	3,156
Net gain (loss) on investments	275,497	331,952	18,024
Net increase (decrease) in net assets from operations	292,011	328,229	20,162
Contract owner transactions:
Variable annuity deposits	40,498	3	270,821
Terminations, withdrawals and annuity payments	(252,933)	(215)	(4,773)
Transfers between subaccounts, net	(170,174)	65,426	(77,801)
Maintenance charges and mortality adjustments	(13,490)	(23)	(121)
Increase (decrease) in net assets from contract transactions	(396,099)	65,191	188,126
Total increase (decrease) in net assets	(104,088)	393,420	208,288
Net assets as of December 31, 2020	$3,076,226	$1,121,136	$445,327

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
Net assets as of December 31, 2018	$16,853,893	$12,873	$12,170,219
Investment income (loss):
Dividend distributions	849,734	-	202,584
Investment Expenses:
Mortality and expense risk and administrative charges	(142,828)	(254)	(98,668)
Net investment income (loss)	706,906	(254)	103,916
Increase (decrease) in net assets from operations:
Capital gain distributions	256,821	1,227	1,272,584
Realized capital gain (loss) on investments	139,786	(158)	(294,808)
Change in unrealized appreciation (depreciation)	1,239,651	3,004	1,539,257
Net gain (loss) on investments	1,636,258	4,073	2,517,033
Net increase (decrease) in net assets from operations	2,343,164	3,819	2,620,949
Contract owner transactions:
Variable annuity deposits	419,630	-	92,627
Terminations, withdrawals and annuity payments	(1,993,107)	(190)	(1,612,801)
Transfers between subaccounts, net	1,392	19,095	(820,591)
Maintenance charges and mortality adjustments	(78,438)	-	(60,496)
Increase (decrease) in net assets from contract transactions	(1,650,523)	18,905	(2,401,261)
Total increase (decrease) in net assets	692,641	22,724	219,688
Net assets as of December 31, 2019	$17,546,534	$35,597	$12,389,907
Investment income (loss):
Dividend distributions	705,238	-	209,538
Investment Expenses:
Mortality and expense risk and administrative charges	(102,756)	(445)	(72,427)
Net investment income (loss)	602,482	(445)	137,111
Increase (decrease) in net assets from operations:
Capital gain distributions	9,989	19,762	167,831
Realized capital gain (loss) on investments	(662,142)	(8,096)	(767,476)
Change in unrealized appreciation (depreciation)	(740,155)	1,742	(450,357)
Net gain (loss) on investments	(1,392,308)	13,408	(1,050,002)
Net increase (decrease) in net assets from operations	(789,826)	12,963	(912,891)
Contract owner transactions:
Variable annuity deposits	296,875	-	61,854
Terminations, withdrawals and annuity payments	(2,152,349)	(72)	(1,231,483)
Transfers between subaccounts, net	(3,767,012)	(33,492)	(1,000,808)
Maintenance charges and mortality adjustments	(48,015)	-	(45,813)
Increase (decrease) in net assets from contract transactions	(5,670,501)	(33,564)	(2,216,250)
Total increase (decrease) in net assets	(6,460,327)	(20,601)	(3,129,141)
Net assets as of December 31, 2020	$11,086,207	$14,996	$9,260,766

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund
Net assets as of December 31, 2018	$31,634	$1,393,061	$2,614,474
Investment income (loss):
Dividend distributions	548	18,881	29,475
Investment Expenses:
Mortality and expense risk and administrative charges	(433)	(15,904)	(29,623)
Net investment income (loss)	115	2,977	(148)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,932	234,141	469,557
Realized capital gain (loss) on investments	(233)	(12,785)	(149,191)
Change in unrealized appreciation (depreciation)	3,427	126,250	531,002
Net gain (loss) on investments	6,126	347,606	851,368
Net increase (decrease) in net assets from operations	6,241	350,583	851,220
Contract owner transactions:
Variable annuity deposits	-	1,988	121,530
Terminations, withdrawals and annuity payments	(5,922)	(597,288)	(544,841)
Transfers between subaccounts, net	-	31,650	2,277,341
Maintenance charges and mortality adjustments	-	(1,365)	(14,756)
Increase (decrease) in net assets from contract transactions	(5,922)	(565,015)	1,839,274
Total increase (decrease) in net assets	319	(214,432)	2,690,494
Net assets as of December 31, 2019	$31,953	$1,178,629	$5,304,968
Investment income (loss):
Dividend distributions	750	9,353	33,890
Investment Expenses:
Mortality and expense risk and administrative charges	(347)	(10,162)	(17,918)
Net investment income (loss)	403	(809)	15,972
Increase (decrease) in net assets from operations:
Capital gain distributions	1,043	39,667	144,144
Realized capital gain (loss) on investments	(256)	(103,039)	7,598
Change in unrealized appreciation (depreciation)	(3,270)	65,177	(134,008)
Net gain (loss) on investments	(2,483)	1,805	17,734
Net increase (decrease) in net assets from operations	(2,080)	996	33,706
Contract owner transactions:
Variable annuity deposits	-	11,258	131,411
Terminations, withdrawals and annuity payments	(503)	(9,817)	(278,916)
Transfers between subaccounts, net	-	(220,442)	(2,554,806)
Maintenance charges and mortality adjustments	(3)	(514)	(8,303)
Increase (decrease) in net assets from contract transactions	(506)	(219,515)	(2,710,614)
Total increase (decrease) in net assets	(2,586)	(218,519)	(2,676,908)
Net assets as of December 31, 2020	$29,367	$960,110	$2,628,060

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Franklin Small-Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Net assets as of December 31, 2018	$3,085,642	$7,852,448	$149,654
Investment income (loss):
Dividend distributions	-	437,664	4,997
Investment Expenses:
Mortality and expense risk and administrative charges	(49,998)	(66,564)	(1,289)
Net investment income (loss)	(49,998)	371,100	3,708
Increase (decrease) in net assets from operations:
Capital gain distributions	483,569	-	-
Realized capital gain (loss) on investments	(102,849)	(26,127)	264
Change in unrealized appreciation (depreciation)	543,303	246,490	2,875
Net gain (loss) on investments	924,023	220,363	3,139
Net increase (decrease) in net assets from operations	874,025	591,463	6,847
Contract owner transactions:
Variable annuity deposits	3,294	308,722	-
Terminations, withdrawals and annuity payments	(409,195)	(566,988)	(1,024)
Transfers between subaccounts, net	(1,665)	1,061,160	37,650
Maintenance charges and mortality adjustments	(21,022)	(35,439)	(50)
Increase (decrease) in net assets from contract transactions	(428,588)	767,455	36,576
Total increase (decrease) in net assets	445,437	1,358,918	43,423
Net assets as of December 31, 2019	$3,531,079	$9,211,366	$193,077
Investment income (loss):
Dividend distributions	-	405,520	10,574
Investment Expenses:
Mortality and expense risk and administrative charges	(55,897)	(63,572)	(2,178)
Net investment income (loss)	(55,897)	341,948	8,396
Increase (decrease) in net assets from operations:
Capital gain distributions	490,309	-	-
Realized capital gain (loss) on investments	(65,939)	(81,851)	376
Change in unrealized appreciation (depreciation)	1,366,679	(50,672)	(717)
Net gain (loss) on investments	1,791,049	(132,523)	(341)
Net increase (decrease) in net assets from operations	1,735,152	209,425	8,055
Contract owner transactions:
Variable annuity deposits	138,680	233,627	86
Terminations, withdrawals and annuity payments	(261,729)	(510,869)	(3,996)
Transfers between subaccounts, net	1,525,587	(44,731)	(22,634)
Maintenance charges and mortality adjustments	(23,474)	(30,496)	(200)
Increase (decrease) in net assets from contract transactions	1,379,064	(352,469)	(26,744)
Total increase (decrease) in net assets	3,114,216	(143,044)	(18,689)
Net assets as of December 31, 2020	$6,645,295	$9,068,322	$174,388

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Goldman Sachs Emerging Markets Equity	Goldman Sachs Government Income	Goldman Sachs VIT Growth Opportunities
Net assets as of December 31, 2018	$3,040,674	$3,043,044	$139,271
Investment income (loss):
Dividend distributions	29,116	58,669	-
Investment Expenses:
Mortality and expense risk and administrative charges	(30,845)	(29,536)	(1,128)
Net investment income (loss)	(1,729)	29,133	(1,128)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	47,437
Realized capital gain (loss) on investments	51,501	(8,810)	(6,542)
Change in unrealized appreciation (depreciation)	689,631	114,803	9,989
Net gain (loss) on investments	741,132	105,993	50,884
Net increase (decrease) in net assets from operations	739,403	135,126	49,756
Contract owner transactions:
Variable annuity deposits	101,836	120,022	18,345
Terminations, withdrawals and annuity payments	(418,806)	(430,999)	(7,357)
Transfers between subaccounts, net	422,619	447,070	49,178
Maintenance charges and mortality adjustments	(10,375)	(13,059)	(277)
Increase (decrease) in net assets from contract transactions	95,274	123,034	59,889
Total increase (decrease) in net assets	834,677	258,160	109,645
Net assets as of December 31, 2019	$3,875,351	$3,301,204	$248,916
Investment income (loss):
Dividend distributions	-	37,848	-
Investment Expenses:
Mortality and expense risk and administrative charges	(32,294)	(34,743)	(1,559)
Net investment income (loss)	(32,294)	3,105	(1,559)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	61,339
Realized capital gain (loss) on investments	165,853	28,475	(468)
Change in unrealized appreciation (depreciation)	785,002	143,434	60,698
Net gain (loss) on investments	950,855	171,909	121,569
Net increase (decrease) in net assets from operations	918,561	175,014	120,010
Contract owner transactions:
Variable annuity deposits	90,656	147,366	-
Terminations, withdrawals and annuity payments	(357,254)	(538,769)	(19,740)
Transfers between subaccounts, net	(505,995)	597,031	26,584
Maintenance charges and mortality adjustments	(9,345)	(15,236)	(641)
Increase (decrease) in net assets from contract transactions	(781,938)	190,392	6,203
Total increase (decrease) in net assets	136,623	365,406	126,213
Net assets as of December 31, 2020	$4,011,974	$3,666,610	$375,129

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT International Equity Insights	Goldman Sachs VIT Large Cap Value
Net assets as of December 31, 2018	$12,267	$20,332	$-
Investment income (loss):
Dividend distributions	130	821	-
Investment Expenses:
Mortality and expense risk and administrative charges	(69)	(150)	-
Net investment income (loss)	61	671	-
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1	-
Realized capital gain (loss) on investments	(40)	(49)	-
Change in unrealized appreciation (depreciation)	37	3,852	-
Net gain (loss) on investments	(3)	3,804	-
Net increase (decrease) in net assets from operations	58	4,475	-
Contract owner transactions:
Variable annuity deposits	3,954	14,641	-
Terminations, withdrawals and annuity payments	-	(206)	-
Transfers between subaccounts, net	(6,566)	-	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(2,612)	14,435	-
Total increase (decrease) in net assets	(2,554)	18,910	-
Net assets as of December 31, 2019	$9,713	$39,242	$-
Investment income (loss):
Dividend distributions	65	552	38
Investment Expenses:
Mortality and expense risk and administrative charges	(109)	(133)	(34)
Net investment income (loss)	(44)	419	4
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	61
Realized capital gain (loss) on investments	(1)	(65)	(23,728)
Change in unrealized appreciation (depreciation)	(7)	2,748	789
Net gain (loss) on investments	(8)	2,683	(22,878)
Net increase (decrease) in net assets from operations	(52)	3,102	(22,874)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(208)	-
Transfers between subaccounts, net	(13)	3,745	26,488
Maintenance charges and mortality adjustments	(3)	(33)	(5)
Increase (decrease) in net assets from contract transactions	(16)	3,504	26,483
Total increase (decrease) in net assets	(68)	6,606	3,609
Net assets as of December 31, 2020	$9,645	$45,848	$3,609

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Strategic Growth
Net assets as of December 31, 2018	$796,888	$465,141	$147,356
Investment income (loss):
Dividend distributions	4,955	530	88
Investment Expenses:
Mortality and expense risk and administrative charges	(7,909)	(697)	(948)
Net investment income (loss)	(2,954)	(167)	(860)
Increase (decrease) in net assets from operations:
Capital gain distributions	33,060	5,368	19,439
Realized capital gain (loss) on investments	(9,204)	(165,926)	(193)
Change in unrealized appreciation (depreciation)	208,966	185,813	32,533
Net gain (loss) on investments	232,822	25,255	51,779
Net increase (decrease) in net assets from operations	229,868	25,088	50,919
Contract owner transactions:
Variable annuity deposits	25,289	61,132	-
Terminations, withdrawals and annuity payments	(24,313)	(4,073)	-
Transfers between subaccounts, net	(54,225)	(286,667)	-
Maintenance charges and mortality adjustments	(914)	-	(572)
Increase (decrease) in net assets from contract transactions	(54,163)	(229,608)	(572)
Total increase (decrease) in net assets	175,705	(204,520)	50,347
Net assets as of December 31, 2019	$972,593	$260,621	$197,703
Investment income (loss):
Dividend distributions	2,893	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(6,289)	(592)	(226)
Net investment income (loss)	(3,396)	(592)	(226)
Increase (decrease) in net assets from operations:
Capital gain distributions	10,763	2,861	11,874
Realized capital gain (loss) on investments	(44,794)	(22,299)	(65,746)
Change in unrealized appreciation (depreciation)	50,131	17,275	12,169
Net gain (loss) on investments	16,100	(2,163)	(41,703)
Net increase (decrease) in net assets from operations	12,704	(2,755)	(41,929)
Contract owner transactions:
Variable annuity deposits	72	5	154,595
Terminations, withdrawals and annuity payments	(94,907)	(5,980)	-
Transfers between subaccounts, net	(119,410)	(13,212)	(151,111)
Maintenance charges and mortality adjustments	(960)	(10)	(100)
Increase (decrease) in net assets from contract transactions	(215,205)	(19,197)	3,384
Total increase (decrease) in net assets	(202,501)	(21,952)	(38,545)
Net assets as of December 31, 2020	$770,092	$238,669	$159,158

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim Alpha Opportunity	Guggenheim Floating Rate Strategies	Guggenheim High Yield
Net assets as of December 31, 2018	$118,807	$1,754,851	$3,960,963
Investment income (loss):
Dividend distributions	944	84,866	240,511
Investment Expenses:
Mortality and expense risk and administrative charges	(979)	(16,787)	(36,567)
Net investment income (loss)	(35)	68,079	203,944
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	3,019	(9,198)	(56,778)
Change in unrealized appreciation (depreciation)	(6,570)	49,781	270,179
Net gain (loss) on investments	(3,551)	40,583	213,401
Net increase (decrease) in net assets from operations	(3,586)	108,662	417,345
Contract owner transactions:
Variable annuity deposits	853	84,817	134,541
Terminations, withdrawals and annuity payments	(8,469)	(184,057)	(489,448)
Transfers between subaccounts, net	(4,362)	423,462	223,497
Maintenance charges and mortality adjustments	(618)	(5,186)	(11,161)
Increase (decrease) in net assets from contract transactions	(12,596)	319,036	(142,571)
Total increase (decrease) in net assets	(16,182)	427,698	274,774
Net assets as of December 31, 2019	$102,625	$2,182,549	$4,235,737
Investment income (loss):
Dividend distributions	1,233	60,368	189,549
Investment Expenses:
Mortality and expense risk and administrative charges	(891)	(13,589)	(31,220)
Net investment income (loss)	342	46,779	158,329
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	208	(79,617)	(105,806)
Change in unrealized appreciation (depreciation)	(1,282)	(4,251)	59,885
Net gain (loss) on investments	(1,074)	(83,868)	(45,921)
Net increase (decrease) in net assets from operations	(732)	(37,089)	112,408
Contract owner transactions:
Variable annuity deposits	840	69,162	129,935
Terminations, withdrawals and annuity payments	-	(293,010)	(370,508)
Transfers between subaccounts, net	(10)	(530,837)	(559,559)
Maintenance charges and mortality adjustments	(402)	(3,340)	(9,151)
Increase (decrease) in net assets from contract transactions	428	(758,025)	(809,283)
Total increase (decrease) in net assets	(304)	(795,114)	(696,875)
Net assets as of December 31, 2020	$102,321	$1,387,435	$3,538,862

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim Large Cap Value	Guggenheim Long Short Equity	Guggenheim Macro Opportunities
Net assets as of December 31, 2018	$4,297,655	$347,900	$11,752
Investment income (loss):
Dividend distributions	66,938	2,645	337
Investment Expenses:
Mortality and expense risk and administrative charges	(40,826)	(3,057)	(106)
Net investment income (loss)	26,112	(412)	231
Increase (decrease) in net assets from operations:
Capital gain distributions	256,204	-	-
Realized capital gain (loss) on investments	14,888	7,704	(3)
Change in unrealized appreciation (depreciation)	536,921	8,621	(119)
Net gain (loss) on investments	808,013	16,325	(122)
Net increase (decrease) in net assets from operations	834,125	15,913	109
Contract owner transactions:
Variable annuity deposits	125,365	13,019	-
Terminations, withdrawals and annuity payments	(329,669)	(36,132)	(11)
Transfers between subaccounts, net	(393,216)	(4,393)	-
Maintenance charges and mortality adjustments	(9,612)	(1,630)	(60)
Increase (decrease) in net assets from contract transactions	(607,132)	(29,136)	(71)
Total increase (decrease) in net assets	226,993	(13,223)	38
Net assets as of December 31, 2019	$4,524,648	$334,677	$11,790
Investment income (loss):
Dividend distributions	66,195	1,517	443
Investment Expenses:
Mortality and expense risk and administrative charges	(27,291)	(2,775)	(102)
Net investment income (loss)	38,904	(1,258)	341
Increase (decrease) in net assets from operations:
Capital gain distributions	86,805	-	-
Realized capital gain (loss) on investments	(351,183)	5,963	(51)
Change in unrealized appreciation (depreciation)	(96,488)	8,476	800
Net gain (loss) on investments	(360,866)	14,439	749
Net increase (decrease) in net assets from operations	(321,962)	13,181	1,090
Contract owner transactions:
Variable annuity deposits	80,469	8,607	-
Terminations, withdrawals and annuity payments	(483,882)	(25,909)	(2)
Transfers between subaccounts, net	(1,491,673)	(7,222)	(700)
Maintenance charges and mortality adjustments	(7,861)	(1,449)	(56)
Increase (decrease) in net assets from contract transactions	(1,902,947)	(25,973)	(758)
Total increase (decrease) in net assets	(2,224,909)	(12,792)	332
Net assets as of December 31, 2020	$2,299,739	$321,885	$12,122

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim Multi-Hedge Strategies	Guggenheim Small Cap Value	Guggenheim SMid Cap Value
Net assets as of December 31, 2018	$802	$112,894	$12,865,026
Investment income (loss):
Dividend distributions	27	1,876	125,059
Investment Expenses:
Mortality and expense risk and administrative charges	(9)	(1,637)	(124,741)
Net investment income (loss)	18	239	318
Increase (decrease) in net assets from operations:
Capital gain distributions	-	2,818	438,131
Realized capital gain (loss) on investments	-	(6,205)	(416,484)
Change in unrealized appreciation (depreciation)	17	33,859	3,072,282
Net gain (loss) on investments	17	30,472	3,093,929
Net increase (decrease) in net assets from operations	35	30,711	3,094,247
Contract owner transactions:
Variable annuity deposits	360	12,517	282,880
Terminations, withdrawals and annuity payments	-	(5,471)	(1,352,058)
Transfers between subaccounts, net	128	(1,729)	(1,093,435)
Maintenance charges and mortality adjustments	(14)	(503)	(38,611)
Increase (decrease) in net assets from contract transactions	474	4,814	(2,201,224)
Total increase (decrease) in net assets	509	35,525	893,023
Net assets as of December 31, 2019	$1,311	$148,419	$13,758,049
Investment income (loss):
Dividend distributions	126	1,014	-
Investment Expenses:
Mortality and expense risk and administrative charges	(82)	(1,027)	(107,718)
Net investment income (loss)	44	(13)	(107,718)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	11	(9,296)	(450,194)
Change in unrealized appreciation (depreciation)	172	1,411	937,440
Net gain (loss) on investments	183	(7,885)	487,246
Net increase (decrease) in net assets from operations	227	(7,898)	379,528
Contract owner transactions:
Variable annuity deposits	309	8,495	213,465
Terminations, withdrawals and annuity payments	(796)	(4,552)	(1,172,274)
Transfers between subaccounts, net	11,959	(28,821)	449,559
Maintenance charges and mortality adjustments	(51)	(375)	(32,762)
Increase (decrease) in net assets from contract transactions	11,421	(25,253)	(542,012)
Total increase (decrease) in net assets	11,648	(33,151)	(162,484)
Net assets as of December 31, 2020	$12,959	$115,268	$13,595,565

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim StylePlus Large Core	Guggenheim StylePlus Mid Growth	Guggenheim Total Return Bond
Net assets as of December 31, 2018	$1,111,402	$1,888,422	$655,991
Investment income (loss):
Dividend distributions	22,204	23,313	15,458
Investment Expenses:
Mortality and expense risk and administrative charges	(12,194)	(19,789)	(6,039)
Net investment income (loss)	10,010	3,524	9,419
Increase (decrease) in net assets from operations:
Capital gain distributions	2,477	23,684	-
Realized capital gain (loss) on investments	(8,975)	(15,235)	440
Change in unrealized appreciation (depreciation)	324,883	558,908	10,851
Net gain (loss) on investments	318,385	567,357	11,291
Net increase (decrease) in net assets from operations	328,395	570,881	20,710
Contract owner transactions:
Variable annuity deposits	45,158	51,931	18,928
Terminations, withdrawals and annuity payments	(67,807)	(168,720)	(99,405)
Transfers between subaccounts, net	185,582	(136,219)	190,684
Maintenance charges and mortality adjustments	(4,646)	(6,101)	(3,278)
Increase (decrease) in net assets from contract transactions	158,287	(259,109)	106,929
Total increase (decrease) in net assets	486,682	311,772	127,639
Net assets as of December 31, 2019	$1,598,084	$2,200,194	$783,630
Investment income (loss):
Dividend distributions	10,852	8,248	17,528
Investment Expenses:
Mortality and expense risk and administrative charges	(13,298)	(17,929)	(6,669)
Net investment income (loss)	(2,446)	(9,681)	10,859
Increase (decrease) in net assets from operations:
Capital gain distributions	112,933	277,655	16,061
Realized capital gain (loss) on investments	20,891	(13,129)	22,308
Change in unrealized appreciation (depreciation)	101,571	241,158	46,705
Net gain (loss) on investments	235,395	505,684	85,074
Net increase (decrease) in net assets from operations	232,949	496,003	95,933
Contract owner transactions:
Variable annuity deposits	45,704	39,486	77,518
Terminations, withdrawals and annuity payments	(215,927)	(158,472)	(197,902)
Transfers between subaccounts, net	(188,662)	(295,457)	(63,974)
Maintenance charges and mortality adjustments	(4,324)	(5,229)	(4,181)
Increase (decrease) in net assets from contract transactions	(363,209)	(419,672)	(188,539)
Total increase (decrease) in net assets	(130,260)	76,331	(92,606)
Net assets as of December 31, 2020	$1,467,824	$2,276,525	$691,024

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim US Investment Grade Bond	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity
Net assets as of December 31, 2018	$6,844,396	$25,580,728	$3,657,368
Investment income (loss):
Dividend distributions	156,523	334,717	5,295
Investment Expenses:
Mortality and expense risk and administrative charges	(65,141)	(193,944)	(25,079)
Net investment income (loss)	91,382	140,773	(19,784)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,771,983	-
Realized capital gain (loss) on investments	33,897	301,029	(46,221)
Change in unrealized appreciation (depreciation)	106,735	2,666,892	(51,288)
Net gain (loss) on investments	140,632	4,739,904	(97,509)
Net increase (decrease) in net assets from operations	232,014	4,880,677	(117,293)
Contract owner transactions:
Variable annuity deposits	143,043	336,505	12,661
Terminations, withdrawals and annuity payments	(825,719)	(4,282,110)	(499,507)
Transfers between subaccounts, net	330,564	(2,829,017)	(175,104)
Maintenance charges and mortality adjustments	(21,900)	(106,896)	(18,556)
Increase (decrease) in net assets from contract transactions	(374,012)	(6,881,518)	(680,506)
Total increase (decrease) in net assets	(141,998)	(2,000,841)	(797,799)
Net assets as of December 31, 2019	$6,702,398	$23,579,887	$2,859,569
Investment income (loss):
Dividend distributions	169,989	335,196	15,904
Investment Expenses:
Mortality and expense risk and administrative charges	(68,060)	(137,386)	(19,270)
Net investment income (loss)	101,929	197,810	(3,366)
Increase (decrease) in net assets from operations:
Capital gain distributions	177,738	994,859	-
Realized capital gain (loss) on investments	123,844	(324,103)	(68,346)
Change in unrealized appreciation (depreciation)	456,949	(1,481,295)	35,900
Net gain (loss) on investments	758,531	(810,539)	(32,446)
Net increase (decrease) in net assets from operations	860,460	(612,729)	(35,812)
Contract owner transactions:
Variable annuity deposits	187,442	104,486	32,445
Terminations, withdrawals and annuity payments	(869,054)	(2,337,427)	(278,601)
Transfers between subaccounts, net	1,828,578	(4,741,326)	(356,548)
Maintenance charges and mortality adjustments	(20,279)	(79,191)	(14,873)
Increase (decrease) in net assets from contract transactions	1,126,687	(7,053,458)	(617,577)
Total increase (decrease) in net assets	1,987,147	(7,666,187)	(653,389)
Net assets as of December 31, 2020	$8,689,545	$15,913,700	$2,206,180

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield
Net assets as of December 31, 2018	$5,830,054	$1,056,927	$25,311,632
Investment income (loss):
Dividend distributions	261,802	9,844	1,991,175
Investment Expenses:
Mortality and expense risk and administrative charges	(39,228)	(7,397)	(222,415)
Net investment income (loss)	222,574	2,447	1,768,760
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(45,040)	(26,727)	(293,291)
Change in unrealized appreciation (depreciation)	174,646	99,841	1,140,127
Net gain (loss) on investments	129,606	73,114	846,836
Net increase (decrease) in net assets from operations	352,180	75,561	2,615,596
Contract owner transactions:
Variable annuity deposits	260,722	31,419	492,880
Terminations, withdrawals and annuity payments	(518,891)	(97,733)	(3,384,356)
Transfers between subaccounts, net	(1,370,587)	26,204	1,495,513
Maintenance charges and mortality adjustments	(20,600)	(4,078)	(116,763)
Increase (decrease) in net assets from contract transactions	(1,649,356)	(44,188)	(1,512,726)
Total increase (decrease) in net assets	(1,297,176)	31,373	1,102,870
Net assets as of December 31, 2019	$4,532,878	$1,088,300	$26,414,502
Investment income (loss):
Dividend distributions	186,813	40,243	1,504,366
Investment Expenses:
Mortality and expense risk and administrative charges	(24,163)	(6,766)	(177,200)
Net investment income (loss)	162,650	33,477	1,327,166
Increase (decrease) in net assets from operations:
Capital gain distributions	-	5,900	-
Realized capital gain (loss) on investments	(191,280)	(80,911)	(896,360)
Change in unrealized appreciation (depreciation)	(121,939)	54,208	89,721
Net gain (loss) on investments	(313,219)	(20,803)	(806,639)
Net increase (decrease) in net assets from operations	(150,569)	12,674	520,527
Contract owner transactions:
Variable annuity deposits	186,759	5,903	252,059
Terminations, withdrawals and annuity payments	(289,907)	(118,184)	(3,377,191)
Transfers between subaccounts, net	(1,320,254)	(305,551)	(3,269,666)
Maintenance charges and mortality adjustments	(10,698)	(3,641)	(91,541)
Increase (decrease) in net assets from contract transactions	(1,434,100)	(421,473)	(6,486,339)
Total increase (decrease) in net assets	(1,584,669)	(408,799)	(5,965,812)
Net assets as of December 31, 2020	$2,948,209	$679,501	$20,448,690

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation
Net assets as of December 31, 2018	$26,912,737	$7,425,617	$11,334,542
Investment income (loss):
Dividend distributions	468,315	43,128	196,898
Investment Expenses:
Mortality and expense risk and administrative charges	(256,250)	(69,998)	(96,120)
Net investment income (loss)	212,065	(26,870)	100,778
Increase (decrease) in net assets from operations:
Capital gain distributions	1,655,842	-	95,045
Realized capital gain (loss) on investments	818,985	(291,698)	531,765
Change in unrealized appreciation (depreciation)	2,782,727	725,230	1,361,656
Net gain (loss) on investments	5,257,554	433,532	1,988,466
Net increase (decrease) in net assets from operations	5,469,619	406,662	2,089,244
Contract owner transactions:
Variable annuity deposits	528,831	144,026	198,587
Terminations, withdrawals and annuity payments	(4,396,996)	(885,814)	(1,477,923)
Transfers between subaccounts, net	5,178,301	2,446,913	(119,846)
Maintenance charges and mortality adjustments	(129,305)	(37,819)	(47,837)
Increase (decrease) in net assets from contract transactions	1,180,831	1,667,306	(1,447,019)
Total increase (decrease) in net assets	6,650,450	2,073,968	642,225
Net assets as of December 31, 2019	$33,563,187	$9,499,585	$11,976,767
Investment income (loss):
Dividend distributions	571,998	38,767	171,392
Investment Expenses:
Mortality and expense risk and administrative charges	(258,849)	(56,439)	(89,781)
Net investment income (loss)	313,149	(17,672)	81,611
Increase (decrease) in net assets from operations:
Capital gain distributions	1,946,444	-	660,923
Realized capital gain (loss) on investments	(994,030)	39,153	384,533
Change in unrealized appreciation (depreciation)	(2,098,045)	19,626	88,753
Net gain (loss) on investments	(1,145,631)	58,779	1,134,209
Net increase (decrease) in net assets from operations	(832,482)	41,107	1,215,820
Contract owner transactions:
Variable annuity deposits	377,827	176,779	343,326
Terminations, withdrawals and annuity payments	(3,445,672)	(537,798)	(1,214,207)
Transfers between subaccounts, net	563,397	(4,355,476)	(139,258)
Maintenance charges and mortality adjustments	(126,719)	(29,616)	(45,118)
Increase (decrease) in net assets from contract transactions	(2,631,167)	(4,746,111)	(1,055,257)
Total increase (decrease) in net assets	(3,463,649)	(4,705,004)	160,563
Net assets as of December 31, 2020	$30,099,538	$4,794,581	$12,137,330

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value
Net assets as of December 31, 2018	$5,072,268	$24,387,141	$39,918,737
Investment income (loss):
Dividend distributions	53,533	203,632	375,363
Investment Expenses:
Mortality and expense risk and administrative charges	(28,998)	(219,506)	(360,460)
Net investment income (loss)	24,535	(15,874)	14,903
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,511,750	4,432,529
Realized capital gain (loss) on investments	30,844	(43,547)	888,384
Change in unrealized appreciation (depreciation)	96,827	3,548,285	4,362,046
Net gain (loss) on investments	127,671	5,016,488	9,682,959
Net increase (decrease) in net assets from operations	152,206	5,000,614	9,697,862
Contract owner transactions:
Variable annuity deposits	131,973	476,339	677,058
Terminations, withdrawals and annuity payments	(414,947)	(3,209,077)	(6,382,525)
Transfers between subaccounts, net	(2,833,542)	1,176,687	930,849
Maintenance charges and mortality adjustments	(12,551)	(127,103)	(221,354)
Increase (decrease) in net assets from contract transactions	(3,129,067)	(1,683,154)	(4,995,972)
Total increase (decrease) in net assets	(2,976,861)	3,317,460	4,701,890
Net assets as of December 31, 2019	$2,095,407	$27,704,601	$44,620,627
Investment income (loss):
Dividend distributions	31,310	208,683	423,170
Investment Expenses:
Mortality and expense risk and administrative charges	(32,720)	(173,800)	(299,210)
Net investment income (loss)	(1,410)	34,883	123,960
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,510,531	1,340,978
Realized capital gain (loss) on investments	54,188	(739,880)	(817,653)
Change in unrealized appreciation (depreciation)	101,828	(1,900,576)	(880,455)
Net gain (loss) on investments	156,016	(1,129,925)	(357,130)
Net increase (decrease) in net assets from operations	154,606	(1,095,042)	(233,170)
Contract owner transactions:
Variable annuity deposits	54,433	248,986	447,109
Terminations, withdrawals and annuity payments	(403,303)	(1,840,483)	(3,385,436)
Transfers between subaccounts, net	2,220,285	(1,826,706)	(3,221,485)
Maintenance charges and mortality adjustments	(16,082)	(98,161)	(182,575)
Increase (decrease) in net assets from contract transactions	1,855,333	(3,516,364)	(6,342,387)
Total increase (decrease) in net assets	2,009,939	(4,611,406)	(6,575,557)
Net assets as of December 31, 2020	$4,105,346	$23,093,195	$38,045,070

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Net assets as of December 31, 2018	$14,464,505	$8,149,841	$10,281,906
Investment income (loss):
Dividend distributions	323,974	180,045	97,405
Investment Expenses:
Mortality and expense risk and administrative charges	(118,352)	(71,079)	(96,421)
Net investment income (loss)	205,622	108,966	984
Increase (decrease) in net assets from operations:
Capital gain distributions	845,292	785,415	1,077,533
Realized capital gain (loss) on investments	493,743	222,632	487,618
Change in unrealized appreciation (depreciation)	2,350,650	1,471,852	1,580,707
Net gain (loss) on investments	3,689,685	2,479,899	3,145,858
Net increase (decrease) in net assets from operations	3,895,307	2,588,865	3,146,842
Contract owner transactions:
Variable annuity deposits	216,594	252,549	145,856
Terminations, withdrawals and annuity payments	(2,079,301)	(835,470)	(1,584,028)
Transfers between subaccounts, net	(568,293)	(158,045)	71,466
Maintenance charges and mortality adjustments	(63,656)	(37,591)	(56,928)
Increase (decrease) in net assets from contract transactions	(2,494,656)	(778,557)	(1,423,634)
Total increase (decrease) in net assets	1,400,651	1,810,308	1,723,208
Net assets as of December 31, 2019	$15,865,156	$9,960,149	$12,005,114
Investment income (loss):
Dividend distributions	216,184	139,305	159,619
Investment Expenses:
Mortality and expense risk and administrative charges	(97,691)	(78,851)	(95,516)
Net investment income (loss)	118,493	60,454	64,103
Increase (decrease) in net assets from operations:
Capital gain distributions	566,889	477,342	572,229
Realized capital gain (loss) on investments	853,029	653,041	421,974
Change in unrealized appreciation (depreciation)	391,736	2,108,299	2,249,428
Net gain (loss) on investments	1,811,654	3,238,682	3,243,631
Net increase (decrease) in net assets from operations	1,930,147	3,299,136	3,307,734
Contract owner transactions:
Variable annuity deposits	225,279	165,940	224,374
Terminations, withdrawals and annuity payments	(2,019,334)	(842,255)	(1,232,010)
Transfers between subaccounts, net	(2,429,865)	(992,033)	239,371
Maintenance charges and mortality adjustments	(48,918)	(41,956)	(56,294)
Increase (decrease) in net assets from contract transactions	(4,272,838)	(1,710,304)	(824,559)
Total increase (decrease) in net assets	(2,342,691)	1,588,832	2,483,175
Net assets as of December 31, 2020	$13,522,465	$11,548,981	$14,488,289

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income
Net assets as of December 31, 2018	$4,042,550	$35,779,861	$15,436,716
Investment income (loss):
Dividend distributions	28,414	934,390	439,115
Investment Expenses:
Mortality and expense risk and administrative charges	(36,170)	(306,097)	(132,672)
Net investment income (loss)	(7,756)	628,293	306,443
Increase (decrease) in net assets from operations:
Capital gain distributions	480,579	-	876,492
Realized capital gain (loss) on investments	84,952	457,703	651,287
Change in unrealized appreciation (depreciation)	414,478	188,885	1,125,121
Net gain (loss) on investments	980,009	646,588	2,652,900
Net increase (decrease) in net assets from operations	972,253	1,274,881	2,959,343
Contract owner transactions:
Variable annuity deposits	75,475	1,319,896	313,518
Terminations, withdrawals and annuity payments	(633,726)	(4,879,237)	(1,997,095)
Transfers between subaccounts, net	119,030	1,299,057	(436,136)
Maintenance charges and mortality adjustments	(20,862)	(152,371)	(76,147)
Increase (decrease) in net assets from contract transactions	(460,083)	(2,412,655)	(2,195,860)
Total increase (decrease) in net assets	512,170	(1,137,774)	763,483
Net assets as of December 31, 2019	$4,554,720	$34,642,087	$16,200,199
Investment income (loss):
Dividend distributions	48,982	826,128	406,924
Investment Expenses:
Mortality and expense risk and administrative charges	(31,284)	(343,883)	(114,109)
Net investment income (loss)	17,698	482,245	292,815
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	142,160
Realized capital gain (loss) on investments	54,081	1,197,581	404,708
Change in unrealized appreciation (depreciation)	956,605	3,376,120	(295,299)
Net gain (loss) on investments	1,010,686	4,573,701	251,569
Net increase (decrease) in net assets from operations	1,028,384	5,055,946	544,384
Contract owner transactions:
Variable annuity deposits	39,721	807,118	429,084
Terminations, withdrawals and annuity payments	(488,056)	(4,200,357)	(1,660,048)
Transfers between subaccounts, net	(455,765)	12,915,567	(877,232)
Maintenance charges and mortality adjustments	(17,922)	(149,580)	(65,798)
Increase (decrease) in net assets from contract transactions	(922,022)	9,372,748	(2,173,994)
Total increase (decrease) in net assets	106,362	14,428,694	(1,629,610)
Net assets as of December 31, 2020	$4,661,082	$49,070,781	$14,570,589

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim World Equity Income	Invesco American Franchise	Invesco Comstock
Net assets as of December 31, 2018	$5,147,308	$1,165,617	$9,056,438
Investment income (loss):
Dividend distributions	129,332	-	207,310
Investment Expenses:
Mortality and expense risk and administrative charges	(50,898)	(12,376)	(89,365)
Net investment income (loss)	78,434	(12,376)	117,945
Increase (decrease) in net assets from operations:
Capital gain distributions	14,783	94,578	531,147
Realized capital gain (loss) on investments	86,592	37,896	251,611
Change in unrealized appreciation (depreciation)	820,371	280,552	1,209,818
Net gain (loss) on investments	921,746	413,026	1,992,576
Net increase (decrease) in net assets from operations	1,000,180	400,650	2,110,521
Contract owner transactions:
Variable annuity deposits	177,539	29,212	313,499
Terminations, withdrawals and annuity payments	(546,659)	(104,139)	(899,628)
Transfers between subaccounts, net	36,039	(14,921)	(39,392)
Maintenance charges and mortality adjustments	(14,829)	(4,226)	(24,447)
Increase (decrease) in net assets from contract transactions	(347,910)	(94,074)	(649,968)
Total increase (decrease) in net assets	652,270	306,576	1,460,553
Net assets as of December 31, 2019	$5,799,578	$1,472,193	$10,516,991
Investment income (loss):
Dividend distributions	76,870	-	180,002
Investment Expenses:
Mortality and expense risk and administrative charges	(42,146)	(16,229)	(71,099)
Net investment income (loss)	34,724	(16,229)	108,903
Increase (decrease) in net assets from operations:
Capital gain distributions	7,920	180,587	-
Realized capital gain (loss) on investments	117,543	45,046	(104,697)
Change in unrealized appreciation (depreciation)	32,125	485,965	(484,465)
Net gain (loss) on investments	157,588	711,598	(589,162)
Net increase (decrease) in net assets from operations	192,312	695,369	(480,259)
Contract owner transactions:
Variable annuity deposits	117,342	29,222	208,168
Terminations, withdrawals and annuity payments	(451,662)	(81,776)	(702,096)
Transfers between subaccounts, net	(772,513)	130,532	(1,278,108)
Maintenance charges and mortality adjustments	(10,941)	(5,264)	(18,853)
Increase (decrease) in net assets from contract transactions	(1,117,774)	72,714	(1,790,889)
Total increase (decrease) in net assets	(925,462)	768,083	(2,271,148)
Net assets as of December 31, 2020	$4,874,116	$2,240,276	$8,245,843

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco Developing Markets (a)	Invesco Discovery (a)	Invesco Discovery Mid Cap Growth
Net assets as of December 31, 2018	$235,829	$194,693	$686,393
Investment income (loss):
Dividend distributions	709	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,434)	(1,471)	(6,835)
Net investment income (loss)	(1,725)	(1,471)	(6,835)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,744	8,731	146,945
Realized capital gain (loss) on investments	3,501	(6,974)	10,777
Change in unrealized appreciation (depreciation)	47,032	54,295	61,283
Net gain (loss) on investments	56,277	56,052	219,005
Net increase (decrease) in net assets from operations	54,552	54,581	212,170
Contract owner transactions:
Variable annuity deposits	15,349	5,767	11,694
Terminations, withdrawals and annuity payments	(6,709)	(58,680)	(89,114)
Transfers between subaccounts, net	14,202	(50,709)	(49,010)
Maintenance charges and mortality adjustments	(1,423)	(907)	(2,686)
Increase (decrease) in net assets from contract transactions	21,419	(104,529)	(129,116)
Total increase (decrease) in net assets	75,971	(49,948)	83,054
Net assets as of December 31, 2019	$311,800	$144,745	$769,447
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,608)	(1,282)	(9,132)
Net investment income (loss)	(2,608)	(1,282)	(9,132)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	18,598	41,233
Realized capital gain (loss) on investments	7,155	2,470	(17,296)
Change in unrealized appreciation (depreciation)	41,492	36,957	378,748
Net gain (loss) on investments	48,647	58,025	402,685
Net increase (decrease) in net assets from operations	46,039	56,743	393,553
Contract owner transactions:
Variable annuity deposits	14,359	4,494	14,976
Terminations, withdrawals and annuity payments	(36,726)	(13,217)	(101,767)
Transfers between subaccounts, net	941	(7,698)	130,100
Maintenance charges and mortality adjustments	(1,649)	(388)	(3,173)
Increase (decrease) in net assets from contract transactions	(23,075)	(16,809)	40,136
Total increase (decrease) in net assets	22,964	39,934	433,689
Net assets as of December 31, 2020	$334,764	$184,679	$1,203,136

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco Energy	Invesco Equity and Income	Invesco Global (a)
Net assets as of December 31, 2018	$57,013	$7,701,609	$430,423
Investment income (loss):
Dividend distributions	564	157,751	2,644
Investment Expenses:
Mortality and expense risk and administrative charges	(424)	(76,173)	(4,654)
Net investment income (loss)	140	81,578	(2,010)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	363,428	4,100
Realized capital gain (loss) on investments	(13,296)	26,991	10,968
Change in unrealized appreciation (depreciation)	17,079	957,047	119,163
Net gain (loss) on investments	3,783	1,347,466	134,231
Net increase (decrease) in net assets from operations	3,923	1,429,044	132,221
Contract owner transactions:
Variable annuity deposits	3,801	274,053	26,783
Terminations, withdrawals and annuity payments	(24,306)	(682,928)	(9,577)
Transfers between subaccounts, net	(1,406)	68	(86,696)
Maintenance charges and mortality adjustments	(1,199)	(27,179)	(1,842)
Increase (decrease) in net assets from contract transactions	(23,110)	(435,986)	(71,332)
Total increase (decrease) in net assets	(19,187)	993,058	60,889
Net assets as of December 31, 2019	$37,826	$8,694,667	$491,312
Investment income (loss):
Dividend distributions	254	146,646	-
Investment Expenses:
Mortality and expense risk and administrative charges	(184)	(73,430)	(4,150)
Net investment income (loss)	70	73,216	(4,150)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	116,227	29,241
Realized capital gain (loss) on investments	(27,684)	11,186	4,143
Change in unrealized appreciation (depreciation)	16,028	559,759	77,194
Net gain (loss) on investments	(11,656)	687,172	110,578
Net increase (decrease) in net assets from operations	(11,586)	760,388	106,428
Contract owner transactions:
Variable annuity deposits	5,850	282,816	32,092
Terminations, withdrawals and annuity payments	(15,435)	(765,201)	(59,018)
Transfers between subaccounts, net	(4,263)	38,265	(32,705)
Maintenance charges and mortality adjustments	(428)	(23,720)	(1,774)
Increase (decrease) in net assets from contract transactions	(14,276)	(467,840)	(61,405)
Total increase (decrease) in net assets	(25,862)	292,548	45,023
Net assets as of December 31, 2020	$11,964	$8,987,215	$536,335

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco Gold & Special Minerals	Invesco Main Street Mid Cap	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (b)
Net assets as of December 31, 2018	$105,755	$1,185,111	$3,148,427
Investment income (loss):
Dividend distributions	-	3,704	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,075)	(11,852)	(30,611)
Net investment income (loss)	(1,075)	(8,148)	(30,611)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	236,095	619,808
Realized capital gain (loss) on investments	(1,876)	(27,091)	(12,005)
Change in unrealized appreciation (depreciation)	38,705	79,506	466,963
Net gain (loss) on investments	36,829	288,510	1,074,766
Net increase (decrease) in net assets from operations	35,754	280,362	1,044,155
Contract owner transactions:
Variable annuity deposits	2,848	30,392	526,342
Terminations, withdrawals and annuity payments	(4,764)	(128,557)	(466,331)
Transfers between subaccounts, net	(1,934)	8,903	228,515
Maintenance charges and mortality adjustments	(549)	(3,791)	(18,111)
Increase (decrease) in net assets from contract transactions	(4,399)	(93,053)	270,415
Total increase (decrease) in net assets	31,355	187,309	1,314,570
Net assets as of December 31, 2019	$137,110	$1,372,420	$4,462,997
Investment income (loss):
Dividend distributions	10,660	2,767	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,455)	(11,526)	(33,509)
Net investment income (loss)	9,205	(8,759)	(33,509)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	32,093	1,217,682
Realized capital gain (loss) on investments	2,705	(556,023)	(1,289,933)
Change in unrealized appreciation (depreciation)	36,505	648,792	1,471,849
Net gain (loss) on investments	39,210	124,862	1,399,598
Net increase (decrease) in net assets from operations	48,415	116,103	1,366,089
Contract owner transactions:
Variable annuity deposits	2,219	32,200	82,435
Terminations, withdrawals and annuity payments	(973)	(131,442)	(406,122)
Transfers between subaccounts, net	(1,962)	123,773	(320,462)
Maintenance charges and mortality adjustments	(404)	(3,326)	(16,916)
Increase (decrease) in net assets from contract transactions	(1,120)	21,205	(661,065)
Total increase (decrease) in net assets	47,295	137,308	705,024
Net assets as of December 31, 2020	$184,405	$1,509,728	$5,168,021

(b) Merger. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. International Growth Fund
Net assets as of December 31, 2018	$3,502,919	$30,061	$613,784
Investment income (loss):
Dividend distributions	25,934	1,059	5,154
Investment Expenses:
Mortality and expense risk and administrative charges	(34,713)	(175)	(3,475)
Net investment income (loss)	(8,779)	884	1,679
Increase (decrease) in net assets from operations:
Capital gain distributions	585,690	-	35,635
Realized capital gain (loss) on investments	(26,539)	(732)	(1,514)
Change in unrealized appreciation (depreciation)	593,821	2,422	141,408
Net gain (loss) on investments	1,152,972	1,690	175,529
Net increase (decrease) in net assets from operations	1,144,193	2,574	177,208
Contract owner transactions:
Variable annuity deposits	198,205	-	-
Terminations, withdrawals and annuity payments	(259,094)	(1,663)	(10,189)
Transfers between subaccounts, net	191,644	616	40,098
Maintenance charges and mortality adjustments	(12,042)	-	-
Increase (decrease) in net assets from contract transactions	118,713	(1,047)	29,909
Total increase (decrease) in net assets	1,262,906	1,527	207,117
Net assets as of December 31, 2019	$4,765,825	$31,588	$820,901
Investment income (loss):
Dividend distributions	19,919	1,595	4,534
Investment Expenses:
Mortality and expense risk and administrative charges	(36,272)	(136)	(2,646)
Net investment income (loss)	(16,353)	1,459	1,888
Increase (decrease) in net assets from operations:
Capital gain distributions	165,184	-	9,527
Realized capital gain (loss) on investments	(66,729)	(106)	(20,016)
Change in unrealized appreciation (depreciation)	955,155	(670)	134,673
Net gain (loss) on investments	1,053,610	(776)	124,184
Net increase (decrease) in net assets from operations	1,037,257	683	126,072
Contract owner transactions:
Variable annuity deposits	127,853	-	-
Terminations, withdrawals and annuity payments	(201,239)	(1,394)	(100,709)
Transfers between subaccounts, net	(470,837)	-	(17,708)
Maintenance charges and mortality adjustments	(12,339)	(23)	(305)
Increase (decrease) in net assets from contract transactions	(556,562)	(1,417)	(118,722)
Total increase (decrease) in net assets	480,695	(734)	7,350
Net assets as of December 31, 2020	$5,246,520	$30,854	$828,251

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco Oppenheimer V.I. Total Return Bond Fund	Invesco Small Cap Growth (d)
Net assets as of December 31, 2018	$12,081,027	$28,082,283	$2,200,412
Investment income (loss):
Dividend distributions	-	1,002,961	-
Investment Expenses:
Mortality and expense risk and administrative charges	(128,138)	(268,546)	(22,091)
Net investment income (loss)	(128,138)	734,415	(22,091)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,300,588	-	201,179
Realized capital gain (loss) on investments	(227,748)	73,941	53,969
Change in unrealized appreciation (depreciation)	2,035,505	1,656,941	262,675
Net gain (loss) on investments	3,108,345	1,730,882	517,823
Net increase (decrease) in net assets from operations	2,980,207	2,465,297	495,732
Contract owner transactions:
Variable annuity deposits	256,793	977,262	3,630
Terminations, withdrawals and annuity payments	(1,765,590)	(4,385,948)	(142,970)
Transfers between subaccounts, net	809,610	(1,893,036)	(109,401)
Maintenance charges and mortality adjustments	(74,348)	(120,529)	(5,909)
Increase (decrease) in net assets from contract transactions	(773,535)	(5,422,251)	(254,650)
Total increase (decrease) in net assets	2,206,672	(2,956,954)	241,082
Net assets as of December 31, 2019	$14,287,699	$25,125,329	$2,441,494
Investment income (loss):
Dividend distributions	44,087	555,613	-
Investment Expenses:
Mortality and expense risk and administrative charges	(115,368)	(201,588)	(22,788)
Net investment income (loss)	(71,281)	354,025	(22,788)
Increase (decrease) in net assets from operations:
Capital gain distributions	175,804	-	422,974
Realized capital gain (loss) on investments	(550,503)	1,116,198	62,225
Change in unrealized appreciation (depreciation)	2,488,098	418,571	761,274
Net gain (loss) on investments	2,113,399	1,534,769	1,246,473
Net increase (decrease) in net assets from operations	2,042,118	1,888,794	1,223,685
Contract owner transactions:
Variable annuity deposits	301,628	224,184	2,291
Terminations, withdrawals and annuity payments	(1,187,102)	(2,912,502)	(173,817)
Transfers between subaccounts, net	(791,816)	(4,849,217)	(118,933)
Maintenance charges and mortality adjustments	(67,008)	(83,118)	(5,968)
Increase (decrease) in net assets from contract transactions	(1,744,298)	(7,620,653)	(296,427)
Total increase (decrease) in net assets	297,820	(5,731,859)	927,258
Net assets as of December 31, 2020	$14,585,519	$19,393,470	$3,368,752

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco Technology	Invesco V.I. American Franchise Series I	Invesco V.I. American Franchise Series II
Net assets as of December 31, 2018	$901,959	$1,279,121	$10,358
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(9,605)	(21,804)	(821)
Net investment income (loss)	(9,605)	(21,804)	(821)
Increase (decrease) in net assets from operations:
Capital gain distributions	102,671	218,347	1,184
Realized capital gain (loss) on investments	13,997	65,059	103
Change in unrealized appreciation (depreciation)	198,166	164,381	21,733
Net gain (loss) on investments	314,834	447,787	23,020
Net increase (decrease) in net assets from operations	305,229	425,983	22,199
Contract owner transactions:
Variable annuity deposits	25,612	-	155,357
Terminations, withdrawals and annuity payments	(24,317)	(583,154)	(10,590)
Transfers between subaccounts, net	(22,046)	318,433	42,125
Maintenance charges and mortality adjustments	(2,805)	(10,559)	(87)
Increase (decrease) in net assets from contract transactions	(23,556)	(275,280)	186,805
Total increase (decrease) in net assets	281,673	150,703	209,004
Net assets as of December 31, 2019	$1,183,632	$1,429,824	$219,362
Investment income (loss):
Dividend distributions	-	1,026	-
Investment Expenses:
Mortality and expense risk and administrative charges	(11,221)	(21,452)	(2,812)
Net investment income (loss)	(11,221)	(20,426)	(2,812)
Increase (decrease) in net assets from operations:
Capital gain distributions	98,344	107,090	14,794
Realized capital gain (loss) on investments	76,880	64,683	(1,943)
Change in unrealized appreciation (depreciation)	303,572	364,704	44,940
Net gain (loss) on investments	478,796	536,477	57,791
Net increase (decrease) in net assets from operations	467,575	516,051	54,979
Contract owner transactions:
Variable annuity deposits	22,098	13,615	8,619
Terminations, withdrawals and annuity payments	(152,368)	(148,919)	(3,513)
Transfers between subaccounts, net	(20,486)	(107,656)	(51,470)
Maintenance charges and mortality adjustments	(3,119)	(11,958)	(207)
Increase (decrease) in net assets from contract transactions	(153,875)	(254,918)	(46,571)
Total increase (decrease) in net assets	313,700	261,133	8,408
Net assets as of December 31, 2020	$1,497,332	$1,690,957	$227,770

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation	Invesco V.I. Comstock
Net assets as of December 31, 2018	$410,444	$19,778	$17,085,256
Investment income (loss):
Dividend distributions	1,870	-	331,970
Investment Expenses:
Mortality and expense risk and administrative charges	(6,477)	(236)	(150,210)
Net investment income (loss)	(4,607)	(236)	181,760
Increase (decrease) in net assets from operations:
Capital gain distributions	33,229	-	2,534,888
Realized capital gain (loss) on investments	(6,734)	(380)	45,830
Change in unrealized appreciation (depreciation)	70,663	3,486	1,375,844
Net gain (loss) on investments	97,158	3,106	3,956,562
Net increase (decrease) in net assets from operations	92,551	2,870	4,138,322
Contract owner transactions:
Variable annuity deposits	600	1,988	928,983
Terminations, withdrawals and annuity payments	(13,033)	(70)	(2,141,283)
Transfers between subaccounts, net	(22,774)	12,745	3,439,586
Maintenance charges and mortality adjustments	(814)	(17)	(91,437)
Increase (decrease) in net assets from contract transactions	(36,021)	14,646	2,135,849
Total increase (decrease) in net assets	56,530	17,516	6,274,171
Net assets as of December 31, 2019	$466,974	$37,294	$23,359,427
Investment income (loss):
Dividend distributions	1,644	2,489	175,630
Investment Expenses:
Mortality and expense risk and administrative charges	(4,595)	(377)	(91,787)
Net investment income (loss)	(2,951)	2,112	83,843
Increase (decrease) in net assets from operations:
Capital gain distributions	2,509	1,663	218,374
Realized capital gain (loss) on investments	(55,170)	50	(1,819,431)
Change in unrealized appreciation (depreciation)	21,296	(988)	(523,903)
Net gain (loss) on investments	(31,365)	725	(2,124,960)
Net increase (decrease) in net assets from operations	(34,316)	2,837	(2,041,117)
Contract owner transactions:
Variable annuity deposits	-	-	209,277
Terminations, withdrawals and annuity payments	(59,657)	(559)	(1,222,139)
Transfers between subaccounts, net	(76,679)	(4,590)	(11,363,397)
Maintenance charges and mortality adjustments	(728)	(57)	(48,044)
Increase (decrease) in net assets from contract transactions	(137,064)	(5,206)	(12,424,303)
Total increase (decrease) in net assets	(171,380)	(2,369)	(14,465,420)
Net assets as of December 31, 2020	$295,594	$34,925	$8,894,007

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Core Equity	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity
Net assets as of December 31, 2018	$9,295	$8,891,390	$10,533
Investment income (loss):
Dividend distributions	19	216,957	306
Investment Expenses:
Mortality and expense risk and administrative charges	(48)	(75,818)	(223)
Net investment income (loss)	(29)	141,139	83
Increase (decrease) in net assets from operations:
Capital gain distributions	1,272	676,230	1,906
Realized capital gain (loss) on investments	(21)	46,721	9
Change in unrealized appreciation (depreciation)	1,374	766,459	1,613
Net gain (loss) on investments	2,625	1,489,410	3,528
Net increase (decrease) in net assets from operations	2,596	1,630,549	3,611
Contract owner transactions:
Variable annuity deposits	-	194,770	14,640
Terminations, withdrawals and annuity payments	(105)	(828,989)	(43)
Transfers between subaccounts, net	-	(323,922)	-
Maintenance charges and mortality adjustments	-	(40,307)	-
Increase (decrease) in net assets from contract transactions	(105)	(998,448)	14,597
Total increase (decrease) in net assets	2,491	632,101	18,208
Net assets as of December 31, 2019	$11,786	$9,523,491	$28,741
Investment income (loss):
Dividend distributions	127	228,558	303
Investment Expenses:
Mortality and expense risk and administrative charges	(42)	(80,792)	(233)
Net investment income (loss)	85	147,766	70
Increase (decrease) in net assets from operations:
Capital gain distributions	2,745	472,491	-
Realized capital gain (loss) on investments	(23)	(21,791)	8
Change in unrealized appreciation (depreciation)	(1,278)	449,818	3,390
Net gain (loss) on investments	1,444	900,518	3,398
Net increase (decrease) in net assets from operations	1,529	1,048,284	3,468
Contract owner transactions:
Variable annuity deposits	-	368,426	-
Terminations, withdrawals and annuity payments	(112)	(1,263,843)	-
Transfers between subaccounts, net	-	1,300,835	-
Maintenance charges and mortality adjustments	(10)	(42,219)	(14)
Increase (decrease) in net assets from contract transactions	(122)	363,199	(14)
Total increase (decrease) in net assets	1,407	1,411,483	3,454
Net assets as of December 31, 2020	$13,193	$10,934,974	$32,195

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Global Real Estate Series I	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Money Market (c)
Net assets as of December 31, 2018	$10,358,872	$325,340	$46,517,928
Investment income (loss):
Dividend distributions	485,473	13,366	558,432
Investment Expenses:
Mortality and expense risk and administrative charges	(92,481)	(2,625)	(270,705)
Net investment income (loss)	392,992	10,741	287,727
Increase (decrease) in net assets from operations:
Capital gain distributions	12,413	458	-
Realized capital gain (loss) on investments	167,729	7,723	-
Change in unrealized appreciation (depreciation)	1,589,110	58,268	-
Net gain (loss) on investments	1,769,252	66,449	-
Net increase (decrease) in net assets from operations	2,162,244	77,190	287,727
Contract owner transactions:
Variable annuity deposits	251,878	-	4,571,414
Terminations, withdrawals and annuity payments	(1,651,206)	(142,040)	(7,987,764)
Transfers between subaccounts, net	(146,118)	100,970	(16,037,173)
Maintenance charges and mortality adjustments	(56,351)	(101)	(155,707)
Increase (decrease) in net assets from contract transactions	(1,601,797)	(41,171)	(19,609,230)
Total increase (decrease) in net assets	560,447	36,019	(19,321,503)
Net assets as of December 31, 2019	$10,919,319	$361,359	$27,196,425
Investment income (loss):
Dividend distributions	391,612	11,349	59,170
Investment Expenses:
Mortality and expense risk and administrative charges	(61,176)	(1,077)	(296,856)
Net investment income (loss)	330,436	10,272	(237,686)
Increase (decrease) in net assets from operations:
Capital gain distributions	218,736	6,915	-
Realized capital gain (loss) on investments	(98,939)	(12,545)	-
Change in unrealized appreciation (depreciation)	(1,781,198)	(40,239)	-
Net gain (loss) on investments	(1,661,401)	(45,869)	-
Net increase (decrease) in net assets from operations	(1,330,965)	(35,597)	(237,686)
Contract owner transactions:
Variable annuity deposits	145,765	-	2,253,209
Terminations, withdrawals and annuity payments	(927,460)	(84,704)	(6,225,475)
Transfers between subaccounts, net	(750,889)	20,105	9,803,156
Maintenance charges and mortality adjustments	(37,243)	(251)	(158,267)
Increase (decrease) in net assets from contract transactions	(1,569,827)	(64,850)	5,672,623
Total increase (decrease) in net assets	(2,900,792)	(100,447)	5,434,937
Net assets as of December 31, 2020	$8,018,527	$260,912	$32,631,362

(c) Liquidation. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Government Securities	Invesco V.I. Growth and Income	Invesco V.I. Health Care Series I
Net assets as of December 31, 2018	$12,813,740	$17,639	$9,358,238
Investment income (loss):
Dividend distributions	294,693	317	4,381
Investment Expenses:
Mortality and expense risk and administrative charges	(115,083)	(211)	(69,634)
Net investment income (loss)	179,610	106	(65,253)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	2,244	243,482
Realized capital gain (loss) on investments	14,547	(56)	(641,838)
Change in unrealized appreciation (depreciation)	474,672	1,847	2,335,611
Net gain (loss) on investments	489,219	4,035	1,937,255
Net increase (decrease) in net assets from operations	668,829	4,141	1,872,002
Contract owner transactions:
Variable annuity deposits	263,331	-	151,340
Terminations, withdrawals and annuity payments	(1,500,377)	(109)	(1,116,082)
Transfers between subaccounts, net	(607,357)	-	(1,582,505)
Maintenance charges and mortality adjustments	(77,035)	-	(41,775)
Increase (decrease) in net assets from contract transactions	(1,921,438)	(109)	(2,589,022)
Total increase (decrease) in net assets	(1,252,609)	4,032	(717,020)
Net assets as of December 31, 2019	$11,561,131	$21,671	$8,641,218
Investment income (loss):
Dividend distributions	310,137	227	27,248
Investment Expenses:
Mortality and expense risk and administrative charges	(132,294)	(179)	(67,247)
Net investment income (loss)	177,843	48	(39,999)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	192	207,420
Realized capital gain (loss) on investments	397,777	(37,617)	239,492
Change in unrealized appreciation (depreciation)	375,818	916	642,364
Net gain (loss) on investments	773,595	(36,509)	1,089,276
Net increase (decrease) in net assets from operations	951,438	(36,461)	1,049,277
Contract owner transactions:
Variable annuity deposits	84,121	-	155,693
Terminations, withdrawals and annuity payments	(1,302,580)	-	(978,665)
Transfers between subaccounts, net	2,947,495	27,862	717,458
Maintenance charges and mortality adjustments	(79,402)	-	(38,733)
Increase (decrease) in net assets from contract transactions	1,649,634	27,862	(144,247)
Total increase (decrease) in net assets	2,601,072	(8,599)	905,030
Net assets as of December 31, 2020	$14,162,203	$13,072	$9,546,248

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Health Care Series II	Invesco V.I. High Yield	Invesco V.I. International Growth
Net assets as of December 31, 2018	$175,452	$76,962	$31,963,545
Investment income (loss):
Dividend distributions	-	1,409	414,515
Investment Expenses:
Mortality and expense risk and administrative charges	(2,015)	(194)	(317,627)
Net investment income (loss)	(2,015)	1,215	96,888
Increase (decrease) in net assets from operations:
Capital gain distributions	5,532	-	2,083,432
Realized capital gain (loss) on investments	(385)	(1,504)	1,142,411
Change in unrealized appreciation (depreciation)	58,042	5,880	5,084,653
Net gain (loss) on investments	63,189	4,376	8,310,496
Net increase (decrease) in net assets from operations	61,174	5,591	8,407,384
Contract owner transactions:
Variable annuity deposits	-	-	739,348
Terminations, withdrawals and annuity payments	(4,474)	(1,078)	(4,378,887)
Transfers between subaccounts, net	140,747	(41,142)	(3,299,968)
Maintenance charges and mortality adjustments	(319)	-	(174,411)
Increase (decrease) in net assets from contract transactions	135,954	(42,220)	(7,113,918)
Total increase (decrease) in net assets	197,128	(36,629)	1,293,466
Net assets as of December 31, 2019	$372,580	$40,333	$33,257,011
Investment income (loss):
Dividend distributions	108	1,418	499,537
Investment Expenses:
Mortality and expense risk and administrative charges	(1,895)	(97)	(222,706)
Net investment income (loss)	(1,787)	1,321	276,831
Increase (decrease) in net assets from operations:
Capital gain distributions	2,845	-	544,513
Realized capital gain (loss) on investments	(7,889)	(1,936)	1,629,385
Change in unrealized appreciation (depreciation)	(17,278)	(846)	1,348,640
Net gain (loss) on investments	(22,322)	(2,782)	3,522,538
Net increase (decrease) in net assets from operations	(24,109)	(1,461)	3,799,369
Contract owner transactions:
Variable annuity deposits	-	-	290,913
Terminations, withdrawals and annuity payments	(1,392)	(397)	(2,629,375)
Transfers between subaccounts, net	(225,679)	(12,367)	(5,935,539)
Maintenance charges and mortality adjustments	(334)	(21)	(111,248)
Increase (decrease) in net assets from contract transactions	(227,405)	(12,785)	(8,385,249)
Total increase (decrease) in net assets	(251,514)	(14,246)	(4,585,880)
Net assets as of December 31, 2020	$121,066	$26,087	$28,671,131

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. S&P 500 Index
Net assets as of December 31, 2018	$168,131	$5,886,568	$384,924
Investment income (loss):
Dividend distributions	2,080	21,155	4,210
Investment Expenses:
Mortality and expense risk and administrative charges	(852)	(84,138)	(2,110)
Net investment income (loss)	1,228	(62,983)	2,100
Increase (decrease) in net assets from operations:
Capital gain distributions	7,212	1,085,389	35,341
Realized capital gain (loss) on investments	(621)	(70,882)	(4,657)
Change in unrealized appreciation (depreciation)	22,203	803,492	60,481
Net gain (loss) on investments	28,794	1,817,999	91,165
Net increase (decrease) in net assets from operations	30,022	1,755,016	93,265
Contract owner transactions:
Variable annuity deposits	12,395	229,782	54,919
Terminations, withdrawals and annuity payments	(2,165)	(1,154,808)	(135,447)
Transfers between subaccounts, net	(239)	3,832,729	8,522
Maintenance charges and mortality adjustments	(441)	(38,490)	-
Increase (decrease) in net assets from contract transactions	9,550	2,869,213	(72,006)
Total increase (decrease) in net assets	39,572	4,624,229	21,259
Net assets as of December 31, 2019	$207,703	$10,510,797	$406,183
Investment income (loss):
Dividend distributions	1,413	48,374	6,884
Investment Expenses:
Mortality and expense risk and administrative charges	(424)	(85,297)	(2,385)
Net investment income (loss)	989	(36,923)	4,499
Increase (decrease) in net assets from operations:
Capital gain distributions	1,806	2,091,515	32,563
Realized capital gain (loss) on investments	(49,923)	(417,761)	1,293
Change in unrealized appreciation (depreciation)	17,889	(870,961)	29,998
Net gain (loss) on investments	(30,228)	802,793	63,854
Net increase (decrease) in net assets from operations	(29,239)	765,870	68,353
Contract owner transactions:
Variable annuity deposits	11,022	177,841	6
Terminations, withdrawals and annuity payments	(15,049)	(987,747)	(9,648)
Transfers between subaccounts, net	(93,119)	723,682	21,962
Maintenance charges and mortality adjustments	(165)	(39,802)	(97)
Increase (decrease) in net assets from contract transactions	(97,311)	(126,026)	12,223
Total increase (decrease) in net assets	(126,550)	639,844	80,576
Net assets as of December 31, 2020	$81,153	$11,150,641	$486,759

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Small Cap Equity	Invesco V.I. Value Opportunities	Invesco Value Opportunities
Net assets as of December 31, 2018	$14,230	$2,498,251	$1,864,779
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(79)	(23,329)	(18,849)
Net investment income (loss)	(79)	(23,329)	(18,849)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,284	582,657	41,852
Realized capital gain (loss) on investments	(75)	(95,178)	19,232
Change in unrealized appreciation (depreciation)	1,779	236,207	473,393
Net gain (loss) on investments	3,988	723,686	534,477
Net increase (decrease) in net assets from operations	3,909	700,357	515,628
Contract owner transactions:
Variable annuity deposits	-	120,745	39,305
Terminations, withdrawals and annuity payments	(97)	(338,412)	(160,466)
Transfers between subaccounts, net	1,125	(87,868)	(72,417)
Maintenance charges and mortality adjustments	-	(12,539)	(4,812)
Increase (decrease) in net assets from contract transactions	1,028	(318,074)	(198,390)
Total increase (decrease) in net assets	4,937	382,283	317,238
Net assets as of December 31, 2019	$19,167	$2,880,534	$2,182,017
Investment income (loss):
Dividend distributions	7	1,899	4,940
Investment Expenses:
Mortality and expense risk and administrative charges	(80)	(18,054)	(16,102)
Net investment income (loss)	(73)	(16,155)	(11,162)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,658	97,951	-
Realized capital gain (loss) on investments	(262)	(215,079)	6,751
Change in unrealized appreciation (depreciation)	6,193	196,196	75,222
Net gain (loss) on investments	8,589	79,068	81,973
Net increase (decrease) in net assets from operations	8,516	62,913	70,811
Contract owner transactions:
Variable annuity deposits	-	114,509	36,180
Terminations, withdrawals and annuity payments	(157)	(275,788)	(216,250)
Transfers between subaccounts, net	6,789	(156,334)	(65,299)
Maintenance charges and mortality adjustments	(26)	(9,961)	(4,690)
Increase (decrease) in net assets from contract transactions	6,606	(327,574)	(250,059)
Total increase (decrease) in net assets	15,122	(264,661)	(179,248)
Net assets as of December 31, 2020	$34,289	$2,615,873	$2,002,769

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Ivy Asset Strategy	Ivy VIP Asset Strategy	Ivy VIP Balanced
Net assets as of December 31, 2018	$218,274	$471,384	$63,333
Investment income (loss):
Dividend distributions	5,083	13,681	1,224
Investment Expenses:
Mortality and expense risk and administrative charges	(2,206)	(5,431)	(320)
Net investment income (loss)	2,877	8,250	904
Increase (decrease) in net assets from operations:
Capital gain distributions	9,211	25,945	5,513
Realized capital gain (loss) on investments	(3,253)	(1,590)	(34)
Change in unrealized appreciation (depreciation)	36,008	73,762	7,261
Net gain (loss) on investments	41,966	98,117	12,740
Net increase (decrease) in net assets from operations	44,843	106,367	13,644
Contract owner transactions:
Variable annuity deposits	13,578	146,978	-
Terminations, withdrawals and annuity payments	(14,163)	(37,930)	-
Transfers between subaccounts, net	(1,177)	(7,490)	-
Maintenance charges and mortality adjustments	(508)	(1,534)	-
Increase (decrease) in net assets from contract transactions	(2,270)	100,024	-
Total increase (decrease) in net assets	42,573	206,391	13,644
Net assets as of December 31, 2019	$260,847	$677,775	$76,977
Investment income (loss):
Dividend distributions	3,955	20,618	1,065
Investment Expenses:
Mortality and expense risk and administrative charges	(2,041)	(7,172)	(501)
Net investment income (loss)	1,914	13,446	564
Increase (decrease) in net assets from operations:
Capital gain distributions	2,441	16,612	4,058
Realized capital gain (loss) on investments	(17,237)	4,905	(27)
Change in unrealized appreciation (depreciation)	34,099	120,522	10,830
Net gain (loss) on investments	19,303	142,039	14,861
Net increase (decrease) in net assets from operations	21,217	155,485	15,425
Contract owner transactions:
Variable annuity deposits	12,015	288,742	-
Terminations, withdrawals and annuity payments	(42,794)	(42,007)	-
Transfers between subaccounts, net	(13,848)	36,575	48,170
Maintenance charges and mortality adjustments	(467)	(2,217)	(68)
Increase (decrease) in net assets from contract transactions	(45,094)	281,093	48,102
Total increase (decrease) in net assets	(23,877)	436,578	63,527
Net assets as of December 31, 2020	$236,970	$1,114,353	$140,504

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Ivy VIP Core Equity	Ivy VIP Energy	Ivy VIP Global Bond
Net assets as of December 31, 2018	$94,428	$165,899	$129,732
Investment income (loss):
Dividend distributions	621	-	5,285
Investment Expenses:
Mortality and expense risk and administrative charges	(494)	(1,090)	(680)
Net investment income (loss)	127	(1,090)	4,605
Increase (decrease) in net assets from operations:
Capital gain distributions	10,942	-	-
Realized capital gain (loss) on investments	(169)	(25,135)	16
Change in unrealized appreciation (depreciation)	17,750	32,276	7,085
Net gain (loss) on investments	28,523	7,141	7,101
Net increase (decrease) in net assets from operations	28,650	6,051	11,706
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(1,013)	(18,749)	(3,023)
Transfers between subaccounts, net	-	(33,404)	(21,790)
Maintenance charges and mortality adjustments	-	(45)	-
Increase (decrease) in net assets from contract transactions	(1,013)	(52,198)	(24,813)
Total increase (decrease) in net assets	27,637	(46,147)	(13,107)
Net assets as of December 31, 2019	$122,065	$119,752	$116,625
Investment income (loss):
Dividend distributions	662	1,240	4,679
Investment Expenses:
Mortality and expense risk and administrative charges	(450)	(432)	(240)
Net investment income (loss)	212	808	4,439
Increase (decrease) in net assets from operations:
Capital gain distributions	6,719	-	-
Realized capital gain (loss) on investments	(69)	(7,381)	(2,448)
Change in unrealized appreciation (depreciation)	18,651	(38,716)	(716)
Net gain (loss) on investments	25,301	(46,097)	(3,164)
Net increase (decrease) in net assets from operations	25,513	(45,289)	1,275
Contract owner transactions:
Variable annuity deposits	-	3	-
Terminations, withdrawals and annuity payments	(900)	(1,679)	(104,285)
Transfers between subaccounts, net	-	(1,214)	-
Maintenance charges and mortality adjustments	(26)	(15)	(11)
Increase (decrease) in net assets from contract transactions	(926)	(2,905)	(104,296)
Total increase (decrease) in net assets	24,587	(48,194)	(103,021)
Net assets as of December 31, 2020	$146,652	$71,558	$13,604

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Ivy VIP Global Equity Income	Ivy VIP Global Growth	Ivy VIP Growth
Net assets as of December 31, 2018	$27,631	$204,934	$212,377
Investment income (loss):
Dividend distributions	865	1,511	-
Investment Expenses:
Mortality and expense risk and administrative charges	(138)	(2,148)	(1,166)
Net investment income (loss)	727	(637)	(1,166)
Increase (decrease) in net assets from operations:
Capital gain distributions	7,954	153,575	65,529
Realized capital gain (loss) on investments	(30)	(377)	(5,675)
Change in unrealized appreciation (depreciation)	(2,408)	(51,898)	13,878
Net gain (loss) on investments	5,516	101,300	73,732
Net increase (decrease) in net assets from operations	6,243	100,663	72,566
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	(949)
Transfers between subaccounts, net	-	382,312	(55,777)
Maintenance charges and mortality adjustments	-	-	(375)
Increase (decrease) in net assets from contract transactions	-	382,312	(57,101)
Total increase (decrease) in net assets	6,243	482,975	15,465
Net assets as of December 31, 2019	$33,874	$687,909	$227,842
Investment income (loss):
Dividend distributions	786	2,822	-
Investment Expenses:
Mortality and expense risk and administrative charges	(112)	(2,506)	(753)
Net investment income (loss)	674	316	(753)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	31,119
Realized capital gain (loss) on investments	(49)	(366)	2,596
Change in unrealized appreciation (depreciation)	310	138,551	25,327
Net gain (loss) on investments	261	138,185	59,042
Net increase (decrease) in net assets from operations	935	138,501	58,289
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	(871)
Transfers between subaccounts, net	-	-	(91,872)
Maintenance charges and mortality adjustments	(27)	(1)	(478)
Increase (decrease) in net assets from contract transactions	(27)	(1)	(93,221)
Total increase (decrease) in net assets	908	138,500	(34,932)
Net assets as of December 31, 2020	$34,782	$826,409	$192,910

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Ivy VIP High Income	Ivy VIP International Core Equity	Ivy VIP Limited-Term Bond
Net assets as of December 31, 2018	$581,155	$512,068	$-
Investment income (loss):
Dividend distributions	38,748	8,374	-
Investment Expenses:
Mortality and expense risk and administrative charges	(8,785)	(3,338)	-
Net investment income (loss)	29,963	5,036	-
Increase (decrease) in net assets from operations:
Capital gain distributions	-	43,962	-
Realized capital gain (loss) on investments	(2,140)	(9,677)	-
Change in unrealized appreciation (depreciation)	28,724	46,959	-
Net gain (loss) on investments	26,584	81,244	-
Net increase (decrease) in net assets from operations	56,547	86,280	-
Contract owner transactions:
Variable annuity deposits	58,948	-	-
Terminations, withdrawals and annuity payments	(16,889)	(33,902)	-
Transfers between subaccounts, net	(51,496)	(28,072)	-
Maintenance charges and mortality adjustments	(7)	(396)	-
Increase (decrease) in net assets from contract transactions	(9,444)	(62,370)	-
Total increase (decrease) in net assets	47,103	23,910	-
Net assets as of December 31, 2019	$628,258	$535,978	$-
Investment income (loss):
Dividend distributions	141,298	10,225	7
Investment Expenses:
Mortality and expense risk and administrative charges	(8,300)	(2,765)	(3)
Net investment income (loss)	132,998	7,460	4
Increase (decrease) in net assets from operations:
Capital gain distributions	-	79	-
Realized capital gain (loss) on investments	(47,627)	(9,373)	141
Change in unrealized appreciation (depreciation)	54,805	30,577	-
Net gain (loss) on investments	7,178	21,283	141
Net increase (decrease) in net assets from operations	140,176	28,743	145
Contract owner transactions:
Variable annuity deposits	469	-	109
Terminations, withdrawals and annuity payments	(3,524)	(86)	-
Transfers between subaccounts, net	(229,029)	(89,887)	(254)
Maintenance charges and mortality adjustments	(144)	(515)	-
Increase (decrease) in net assets from contract transactions	(232,228)	(90,488)	(145)
Total increase (decrease) in net assets	(92,052)	(61,745)	-
Net assets as of December 31, 2020	$536,206	$474,233	$-

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Ivy VIP Mid Cap Growth	Ivy VIP Natural Resources	Ivy VIP Science and Technology
Net assets as of December 31, 2018	$69,408	$-	$274,643
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(844)	-	(4,377)
Net investment income (loss)	(844)	-	(4,377)
Increase (decrease) in net assets from operations:
Capital gain distributions	32,178	-	33,579
Realized capital gain (loss) on investments	(9,289)	-	(1,511)
Change in unrealized appreciation (depreciation)	8,063	-	90,532
Net gain (loss) on investments	30,952	-	122,600
Net increase (decrease) in net assets from operations	30,108	-	118,223
Contract owner transactions:
Variable annuity deposits	69	-	14,005
Terminations, withdrawals and annuity payments	(148,743)	-	(13,737)
Transfers between subaccounts, net	107,804	-	(249)
Maintenance charges and mortality adjustments	-	-	(16)
Increase (decrease) in net assets from contract transactions	(40,870)	-	3
Total increase (decrease) in net assets	(10,762)	-	118,226
Net assets as of December 31, 2019	$58,646	$-	$392,869
Investment income (loss):
Dividend distributions	-	2,966	-
Investment Expenses:
Mortality and expense risk and administrative charges	(922)	(332)	(4,560)
Net investment income (loss)	(922)	2,634	(4,560)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,546	-	45,977
Realized capital gain (loss) on investments	1,181	1,927	12,251
Change in unrealized appreciation (depreciation)	50,794	40,129	42,972
Net gain (loss) on investments	56,521	42,056	101,200
Net increase (decrease) in net assets from operations	55,599	44,690	96,640
Contract owner transactions:
Variable annuity deposits	44,279	-	11,459
Terminations, withdrawals and annuity payments	(5,215)	(1,450)	(130,834)
Transfers between subaccounts, net	84,017	90,826	37,134
Maintenance charges and mortality adjustments	(74)	(212)	(65)
Increase (decrease) in net assets from contract transactions	123,007	89,164	(82,306)
Total increase (decrease) in net assets	178,606	133,854	14,334
Net assets as of December 31, 2020	$237,252	$133,854	$407,203

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Ivy VIP Securian Real Estate Securities	Ivy VIP Small Cap Core	Ivy VIP Small Cap Growth
Net assets as of December 31, 2018	$48,493	$268,615	$168,719
Investment income (loss):
Dividend distributions	879	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(700)	(1,707)	(1,892)
Net investment income (loss)	179	(1,707)	(1,892)
Increase (decrease) in net assets from operations:
Capital gain distributions	246	57,086	12,647
Realized capital gain (loss) on investments	(151)	(6,301)	(5,906)
Change in unrealized appreciation (depreciation)	10,781	13,001	31,042
Net gain (loss) on investments	10,876	63,786	37,783
Net increase (decrease) in net assets from operations	11,055	62,079	35,891
Contract owner transactions:
Variable annuity deposits	2	-	-
Terminations, withdrawals and annuity payments	(705)	(924)	(840)
Transfers between subaccounts, net	(100)	(26,702)	(33,245)
Maintenance charges and mortality adjustments	-	(269)	(64)
Increase (decrease) in net assets from contract transactions	(803)	(27,895)	(34,149)
Total increase (decrease) in net assets	10,252	34,184	1,742
Net assets as of December 31, 2019	$58,745	$302,799	$170,461
Investment income (loss):
Dividend distributions	892	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(654)	(1,250)	(1,492)
Net investment income (loss)	238	(1,250)	(1,492)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,084	13,368	-
Realized capital gain (loss) on investments	(296)	(15,334)	(12,522)
Change in unrealized appreciation (depreciation)	(6,621)	16,942	62,711
Net gain (loss) on investments	(2,833)	14,976	50,189
Net increase (decrease) in net assets from operations	(2,595)	13,726	48,697
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(732)	(18,590)	(35,647)
Transfers between subaccounts, net	-	(21,406)	(4,011)
Maintenance charges and mortality adjustments	(9)	(395)	(89)
Increase (decrease) in net assets from contract transactions	(741)	(40,391)	(39,747)
Total increase (decrease) in net assets	(3,336)	(26,665)	8,950
Net assets as of December 31, 2020	$55,409	$276,134	$179,411

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Ivy VIP Value	Janus Henderson Mid Cap Value	Janus Henderson Overseas
Net assets as of December 31, 2018	$209,116	$125,604	$2,545,966
Investment income (loss):
Dividend distributions	1,834	888	44,704
Investment Expenses:
Mortality and expense risk and administrative charges	(981)	(1,152)	(24,924)
Net investment income (loss)	853	(264)	19,780
Increase (decrease) in net assets from operations:
Capital gain distributions	12,497	1,916	-
Realized capital gain (loss) on investments	(3,717)	(6,258)	(39,577)
Change in unrealized appreciation (depreciation)	40,211	37,814	629,864
Net gain (loss) on investments	48,991	33,472	590,287
Net increase (decrease) in net assets from operations	49,844	33,208	610,067
Contract owner transactions:
Variable annuity deposits	15,494	8,110	99,183
Terminations, withdrawals and annuity payments	(975)	(3,852)	(257,246)
Transfers between subaccounts, net	(39,666)	(22,675)	(265,564)
Maintenance charges and mortality adjustments	(349)	(438)	(8,069)
Increase (decrease) in net assets from contract transactions	(25,496)	(18,855)	(431,696)
Total increase (decrease) in net assets	24,348	14,353	178,371
Net assets as of December 31, 2019	$233,464	$139,957	$2,724,337
Investment income (loss):
Dividend distributions	3,924	950	16,242
Investment Expenses:
Mortality and expense risk and administrative charges	(727)	(1,202)	(22,192)
Net investment income (loss)	3,197	(252)	(5,950)
Increase (decrease) in net assets from operations:
Capital gain distributions	8,198	-	-
Realized capital gain (loss) on investments	(12,840)	(8,324)	(69,627)
Change in unrealized appreciation (depreciation)	(5,976)	5,566	413,658
Net gain (loss) on investments	(10,618)	(2,758)	344,031
Net increase (decrease) in net assets from operations	(7,421)	(3,010)	338,081
Contract owner transactions:
Variable annuity deposits	3	4,518	86,264
Terminations, withdrawals and annuity payments	(2,995)	(9,283)	(262,862)
Transfers between subaccounts, net	(16,833)	14,905	20,960
Maintenance charges and mortality adjustments	(450)	(485)	(6,750)
Increase (decrease) in net assets from contract transactions	(20,275)	9,655	(162,388)
Total increase (decrease) in net assets	(27,696)	6,645	175,693
Net assets as of December 31, 2020	$205,768	$146,602	$2,900,030

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Janus Henderson U.S. Managed Volatility	Janus Henderson VIT Enterprise	Janus Henderson VIT Forty
Net assets as of December 31, 2018	$798,839	$28,768,972	$248,423
Investment income (loss):
Dividend distributions	3,364	16,211	21
Investment Expenses:
Mortality and expense risk and administrative charges	(8,034)	(274,344)	(505)
Net investment income (loss)	(4,670)	(258,133)	(484)
Increase (decrease) in net assets from operations:
Capital gain distributions	21,464	1,978,250	2,568
Realized capital gain (loss) on investments	3,595	1,861,422	(33,798)
Change in unrealized appreciation (depreciation)	146,535	5,654,019	42,365
Net gain (loss) on investments	171,594	9,493,691	11,135
Net increase (decrease) in net assets from operations	166,924	9,235,558	10,651
Contract owner transactions:
Variable annuity deposits	40,805	2,006,193	5,988
Terminations, withdrawals and annuity payments	(38,430)	(4,548,553)	(149,006)
Transfers between subaccounts, net	(66,395)	(1,488,911)	(94,953)
Maintenance charges and mortality adjustments	(1,815)	(133,406)	(22)
Increase (decrease) in net assets from contract transactions	(65,835)	(4,164,677)	(237,993)
Total increase (decrease) in net assets	101,089	5,070,881	(227,342)
Net assets as of December 31, 2019	$899,928	$33,839,853	$21,081
Investment income (loss):
Dividend distributions	7,918	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(8,143)	(248,379)	(81)
Net investment income (loss)	(225)	(248,379)	(81)
Increase (decrease) in net assets from operations:
Capital gain distributions	97,424	2,293,637	2
Realized capital gain (loss) on investments	16,680	1,641,340	6,573
Change in unrealized appreciation (depreciation)	(18,957)	907,818	(2,072)
Net gain (loss) on investments	95,147	4,842,795	4,503
Net increase (decrease) in net assets from operations	94,922	4,594,416	4,422
Contract owner transactions:
Variable annuity deposits	25,977	636,128	-
Terminations, withdrawals and annuity payments	(120,752)	(3,144,134)	(178)
Transfers between subaccounts, net	41,410	(3,980,934)	(25,325)
Maintenance charges and mortality adjustments	(1,884)	(110,648)	-
Increase (decrease) in net assets from contract transactions	(55,249)	(6,599,588)	(25,503)
Total increase (decrease) in net assets	39,673	(2,005,172)	(21,081)
Net assets as of December 31, 2020	$939,601	$31,834,681	$-

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Janus Henderson VIT Mid Cap Value	Janus Henderson VIT Overseas	Janus Henderson VIT Research
Net assets as of December 31, 2018	$33,145	$66,796	$15,073,792
Investment income (loss):
Dividend distributions	715	2,268	48,350
Investment Expenses:
Mortality and expense risk and administrative charges	(411)	(1,153)	(138,440)
Net investment income (loss)	304	1,115	(90,090)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,771	-	1,653,536
Realized capital gain (loss) on investments	(1,231)	237	843,602
Change in unrealized appreciation (depreciation)	8,436	22,462	2,399,373
Net gain (loss) on investments	12,976	22,699	4,896,511
Net increase (decrease) in net assets from operations	13,280	23,814	4,806,421
Contract owner transactions:
Variable annuity deposits	-	4	501,534
Terminations, withdrawals and annuity payments	(96)	(4,088)	(2,128,218)
Transfers between subaccounts, net	23,897	61,420	(550,016)
Maintenance charges and mortality adjustments	-	(22)	(55,113)
Increase (decrease) in net assets from contract transactions	23,801	57,314	(2,231,813)
Total increase (decrease) in net assets	37,081	81,128	2,574,608
Net assets as of December 31, 2019	$70,226	$147,924	$17,648,400
Investment income (loss):
Dividend distributions	949	2,382	36,168
Investment Expenses:
Mortality and expense risk and administrative charges	(382)	(1,161)	(146,333)
Net investment income (loss)	567	1,221	(110,165)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,320	-	1,383,763
Realized capital gain (loss) on investments	(57)	(9,864)	1,124,062
Change in unrealized appreciation (depreciation)	(818)	16,701	2,270,795
Net gain (loss) on investments	445	6,837	4,778,620
Net increase (decrease) in net assets from operations	1,012	8,058	4,668,455
Contract owner transactions:
Variable annuity deposits	-	167,478	153,289
Terminations, withdrawals and annuity payments	(384)	(1,503)	(1,574,218)
Transfers between subaccounts, net	44,226	(5,751)	(1,661,710)
Maintenance charges and mortality adjustments	(33)	(3)	(53,173)
Increase (decrease) in net assets from contract transactions	43,809	160,221	(3,135,812)
Total increase (decrease) in net assets	44,821	168,279	1,532,643
Net assets as of December 31, 2020	$115,047	$316,203	$19,181,043

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	JPMorgan Insurance Trust US Equity Portfolio
Net assets as of December 31, 2018	$3,707,763	$124,429	$190,967
Investment income (loss):
Dividend distributions	93,174	279	1,488
Investment Expenses:
Mortality and expense risk and administrative charges	(31,196)	(977)	(1,824)
Net investment income (loss)	61,978	(698)	(336)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	18,246	17,014
Realized capital gain (loss) on investments	6,476	(168)	155
Change in unrealized appreciation (depreciation)	203,711	12,375	43,609
Net gain (loss) on investments	210,187	30,453	60,778
Net increase (decrease) in net assets from operations	272,165	29,755	60,442
Contract owner transactions:
Variable annuity deposits	118,294	-	18,300
Terminations, withdrawals and annuity payments	(240,862)	(10,534)	(55)
Transfers between subaccounts, net	928,005	24,643	-
Maintenance charges and mortality adjustments	(17,740)	-	(522)
Increase (decrease) in net assets from contract transactions	787,697	14,109	17,723
Total increase (decrease) in net assets	1,059,862	43,864	78,165
Net assets as of December 31, 2019	$4,767,625	$168,293	$269,132
Investment income (loss):
Dividend distributions	103,569	958	592
Investment Expenses:
Mortality and expense risk and administrative charges	(44,214)	(944)	(1,501)
Net investment income (loss)	59,355	14	(909)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	9,352	6,740
Realized capital gain (loss) on investments	87,446	(210)	(19,964)
Change in unrealized appreciation (depreciation)	177,538	12,054	(10,257)
Net gain (loss) on investments	264,984	21,196	(23,481)
Net increase (decrease) in net assets from operations	324,339	21,210	(24,390)
Contract owner transactions:
Variable annuity deposits	327,655	-	-
Terminations, withdrawals and annuity payments	(327,042)	-	-
Transfers between subaccounts, net	641,539	-	(115,886)
Maintenance charges and mortality adjustments	(21,393)	(7)	(110)
Increase (decrease) in net assets from contract transactions	620,759	(7)	(115,996)
Total increase (decrease) in net assets	945,098	21,203	(140,386)
Net assets as of December 31, 2020	$5,712,723	$189,496	$128,746

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC	Lord Abbett Series Dividend Growth VC (a)
Net assets as of December 31, 2018	$4,191,459	$1,681,657	$54,157
Investment income (loss):
Dividend distributions	167,640	-	1,194
Investment Expenses:
Mortality and expense risk and administrative charges	(30,375)	(13,716)	(911)
Net investment income (loss)	137,265	(13,716)	283
Increase (decrease) in net assets from operations:
Capital gain distributions	-	193,304	3,652
Realized capital gain (loss) on investments	(81,676)	(102,294)	7,274
Change in unrealized appreciation (depreciation)	396,140	299,855	15,919
Net gain (loss) on investments	314,464	390,865	26,845
Net increase (decrease) in net assets from operations	451,729	377,149	27,128
Contract owner transactions:
Variable annuity deposits	508,968	71,319	1,988
Terminations, withdrawals and annuity payments	(296,846)	(157,373)	(246,650)
Transfers between subaccounts, net	(435,028)	31,640	244,228
Maintenance charges and mortality adjustments	(12,565)	(7,038)	(17)
Increase (decrease) in net assets from contract transactions	(235,471)	(61,452)	(451)
Total increase (decrease) in net assets	216,258	315,697	26,677
Net assets as of December 31, 2019	$4,407,717	$1,997,354	$80,834
Investment income (loss):
Dividend distributions	188,294	-	444
Investment Expenses:
Mortality and expense risk and administrative charges	(35,890)	(14,629)	(667)
Net investment income (loss)	152,404	(14,629)	(223)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	248,464	834
Realized capital gain (loss) on investments	(159,691)	37,005	2,092
Change in unrealized appreciation (depreciation)	174,203	795,227	2,708
Net gain (loss) on investments	14,512	1,080,696	5,634
Net increase (decrease) in net assets from operations	166,916	1,066,067	5,411
Contract owner transactions:
Variable annuity deposits	470,784	47,071	268
Terminations, withdrawals and annuity payments	(297,992)	(126,814)	(2,938)
Transfers between subaccounts, net	494,846	(171,459)	(33,228)
Maintenance charges and mortality adjustments	(10,984)	(6,055)	(53)
Increase (decrease) in net assets from contract transactions	656,654	(257,257)	(35,951)
Total increase (decrease) in net assets	823,570	808,810	(30,540)
Net assets as of December 31, 2020	$5,231,287	$2,806,164	$50,294

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC	Lord Abbett Series Mid Cap Stock VC
Net assets as of December 31, 2018	$-	$-	$51,243
Investment income (loss):
Dividend distributions	3	-	540
Investment Expenses:
Mortality and expense risk and administrative charges	(53)	(905)	(436)
Net investment income (loss)	(50)	(905)	104
Increase (decrease) in net assets from operations:
Capital gain distributions	289	9,452	1,012
Realized capital gain (loss) on investments	2,252	5,401	(163)
Change in unrealized appreciation (depreciation)	-	(511)	10,100
Net gain (loss) on investments	2,541	14,342	10,949
Net increase (decrease) in net assets from operations	2,491	13,437	11,053
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(126,663)	(933)
Transfers between subaccounts, net	(2,491)	156,611	-
Maintenance charges and mortality adjustments	-	(98)	(62)
Increase (decrease) in net assets from contract transactions	(2,491)	29,850	(995)
Total increase (decrease) in net assets	-	43,287	10,058
Net assets as of December 31, 2019	$-	$43,287	$61,301
Investment income (loss):
Dividend distributions	-	-	543
Investment Expenses:
Mortality and expense risk and administrative charges	-	(394)	(363)
Net investment income (loss)	-	(394)	180
Increase (decrease) in net assets from operations:
Capital gain distributions	-	4,401	-
Realized capital gain (loss) on investments	-	2,011	(1,527)
Change in unrealized appreciation (depreciation)	-	7,076	1,221
Net gain (loss) on investments	-	13,488	(306)
Net increase (decrease) in net assets from operations	-	13,094	(126)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(5,344)	(1,884)
Transfers between subaccounts, net	-	(4,995)	(3,641)
Maintenance charges and mortality adjustments	-	(88)	(84)
Increase (decrease) in net assets from contract transactions	-	(10,427)	(5,609)
Total increase (decrease) in net assets	-	2,667	(5,735)
Net assets as of December 31, 2020	$-	$45,954	$55,566

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Lord Abbett Series Total Return VC	MFS® VIT Emerging Markets Equity	MFS® VIT Global Tactical Allocation
Net assets as of December 31, 2018	$141,357	$122,628	$7,829
Investment income (loss):
Dividend distributions	1,358	866	218
Investment Expenses:
Mortality and expense risk and administrative charges	(338)	(1,885)	(121)
Net investment income (loss)	1,020	(1,019)	97
Increase (decrease) in net assets from operations:
Capital gain distributions	-	7,088	197
Realized capital gain (loss) on investments	(4,270)	(177)	(56)
Change in unrealized appreciation (depreciation)	8,373	24,571	737
Net gain (loss) on investments	4,103	31,482	878
Net increase (decrease) in net assets from operations	5,123	30,463	975
Contract owner transactions:
Variable annuity deposits	16,029	200	-
Terminations, withdrawals and annuity payments	(94,321)	(1,272)	(994)
Transfers between subaccounts, net	(16,229)	89,512	-
Maintenance charges and mortality adjustments	(14)	(342)	-
Increase (decrease) in net assets from contract transactions	(94,535)	88,098	(994)
Total increase (decrease) in net assets	(89,412)	118,561	(19)
Net assets as of December 31, 2019	$51,945	$241,189	$7,810
Investment income (loss):
Dividend distributions	1,701	4,697	117
Investment Expenses:
Mortality and expense risk and administrative charges	(211)	(1,855)	(110)
Net investment income (loss)	1,490	2,842	7
Increase (decrease) in net assets from operations:
Capital gain distributions	1,353	8,872	358
Realized capital gain (loss) on investments	9	(8,466)	(47)
Change in unrealized appreciation (depreciation)	1,038	854	21
Net gain (loss) on investments	2,400	1,260	332
Net increase (decrease) in net assets from operations	3,890	4,102	339
Contract owner transactions:
Variable annuity deposits	18,000	38,293	-
Terminations, withdrawals and annuity payments	-	(138,251)	(965)
Transfers between subaccounts, net	-	16,901	-
Maintenance charges and mortality adjustments	(54)	(378)	-
Increase (decrease) in net assets from contract transactions	17,946	(83,435)	(965)
Total increase (decrease) in net assets	21,836	(79,333)	(626)
Net assets as of December 31, 2020	$73,781	$161,856	$7,184

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	MFS® VIT High Yield	MFS® VIT II MA Investors Growth Stock	MFS® VIT II Research International
Net assets as of December 31, 2018	$12,705	$-	$5,568,379
Investment income (loss):
Dividend distributions	-	-	69,905
Investment Expenses:
Mortality and expense risk and administrative charges	(32)	(52)	(56,133)
Net investment income (loss)	(32)	(52)	13,772
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	243,257
Realized capital gain (loss) on investments	272	14	40,419
Change in unrealized appreciation (depreciation)	992	3,954	1,017,784
Net gain (loss) on investments	1,264	3,968	1,301,460
Net increase (decrease) in net assets from operations	1,232	3,916	1,315,232
Contract owner transactions:
Variable annuity deposits	-	46,296	123,916
Terminations, withdrawals and annuity payments	-	(516)	(741,940)
Transfers between subaccounts, net	(13,930)	148,939	(328,680)
Maintenance charges and mortality adjustments	(7)	-	(21,883)
Increase (decrease) in net assets from contract transactions	(13,937)	194,719	(968,587)
Total increase (decrease) in net assets	(12,705)	198,635	346,645
Net assets as of December 31, 2019	$-	$198,635	$5,915,024
Investment income (loss):
Dividend distributions	36,166	-	154,108
Investment Expenses:
Mortality and expense risk and administrative charges	(1,294)	(229)	(72,102)
Net investment income (loss)	34,872	(229)	82,006
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1	294,041
Realized capital gain (loss) on investments	(24,820)	(20,698)	50,958
Change in unrealized appreciation (depreciation)	3,991	(3,954)	1,251,106
Net gain (loss) on investments	(20,829)	(24,651)	1,596,105
Net increase (decrease) in net assets from operations	14,043	(24,880)	1,678,111
Contract owner transactions:
Variable annuity deposits	47,697	-	138,550
Terminations, withdrawals and annuity payments	(3,296)	(2,132)	(880,372)
Transfers between subaccounts, net	121,542	(171,623)	3,920,898
Maintenance charges and mortality adjustments	(124)	-	(36,996)
Increase (decrease) in net assets from contract transactions	165,819	(173,755)	3,142,080
Total increase (decrease) in net assets	179,862	(198,635)	4,820,191
Net assets as of December 31, 2020	$179,862	$-	$10,735,215

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	MFS® VIT International Intrinsic Value	MFS® VIT Investors Trust	MFS® VIT New Discovery
Net assets as of December 31, 2018	$788,589	$-	$187,395
Investment income (loss):
Dividend distributions	10,911	479	-
Investment Expenses:
Mortality and expense risk and administrative charges	(6,021)	(228)	(1,431)
Net investment income (loss)	4,890	251	(1,431)
Increase (decrease) in net assets from operations:
Capital gain distributions	22,873	5,828	47,506
Realized capital gain (loss) on investments	20,755	664	2,065
Change in unrealized appreciation (depreciation)	118,342	722	27,884
Net gain (loss) on investments	161,970	7,214	77,455
Net increase (decrease) in net assets from operations	166,860	7,465	76,024
Contract owner transactions:
Variable annuity deposits	80,078	21,691	7
Terminations, withdrawals and annuity payments	(53,333)	(351)	(5,429)
Transfers between subaccounts, net	(185,525)	(6,542)	14,574
Maintenance charges and mortality adjustments	(663)	-	(177)
Increase (decrease) in net assets from contract transactions	(159,443)	14,798	8,975
Total increase (decrease) in net assets	7,417	22,263	84,999
Net assets as of December 31, 2019	$796,006	$22,263	$272,394
Investment income (loss):
Dividend distributions	16,035	81	-
Investment Expenses:
Mortality and expense risk and administrative charges	(20,750)	(74)	(1,349)
Net investment income (loss)	(4,715)	7	(1,349)
Increase (decrease) in net assets from operations:
Capital gain distributions	41,948	584	25,149
Realized capital gain (loss) on investments	13,309	(89)	2,019
Change in unrealized appreciation (depreciation)	469,296	2,234	66,230
Net gain (loss) on investments	524,553	2,729	93,398
Net increase (decrease) in net assets from operations	519,838	2,736	92,049
Contract owner transactions:
Variable annuity deposits	1,340,196	4	-
Terminations, withdrawals and annuity payments	(108,338)	(3,976)	(8,888)
Transfers between subaccounts, net	(174,580)	3,745	(43,614)
Maintenance charges and mortality adjustments	(575)	(18)	(327)
Increase (decrease) in net assets from contract transactions	1,056,703	(245)	(52,829)
Total increase (decrease) in net assets	1,576,541	2,491	39,220
Net assets as of December 31, 2020	$2,372,547	$24,754	$311,614

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	MFS® VIT Research	MFS® VIT Total Return	MFS® VIT Total Return Bond
Net assets as of December 31, 2018	$94,175	$18,990,300	$78,846
Investment income (loss):
Dividend distributions	668	417,107	2,664
Investment Expenses:
Mortality and expense risk and administrative charges	(688)	(178,277)	(745)
Net investment income (loss)	(20)	238,830	1,919
Increase (decrease) in net assets from operations:
Capital gain distributions	11,690	533,284	-
Realized capital gain (loss) on investments	64	844,365	2,592
Change in unrealized appreciation (depreciation)	18,079	2,425,381	5,550
Net gain (loss) on investments	29,833	3,803,030	8,142
Net increase (decrease) in net assets from operations	29,813	4,041,860	10,061
Contract owner transactions:
Variable annuity deposits	-	324,145	12,000
Terminations, withdrawals and annuity payments	(844)	(2,621,517)	(471)
Transfers between subaccounts, net	-	3,696,156	(2,949)
Maintenance charges and mortality adjustments	-	(129,673)	-
Increase (decrease) in net assets from contract transactions	(844)	1,269,111	8,580
Total increase (decrease) in net assets	28,969	5,310,971	18,641
Net assets as of December 31, 2019	$123,144	$24,301,271	$97,487
Investment income (loss):
Dividend distributions	664	372,733	5,583
Investment Expenses:
Mortality and expense risk and administrative charges	(670)	(140,911)	(1,005)
Net investment income (loss)	(6)	231,822	4,578
Increase (decrease) in net assets from operations:
Capital gain distributions	5,024	485,388	-
Realized capital gain (loss) on investments	74	817,077	1,361
Change in unrealized appreciation (depreciation)	14,088	(113,921)	4,906
Net gain (loss) on investments	19,186	1,188,544	6,267
Net increase (decrease) in net assets from operations	19,180	1,420,366	10,845
Contract owner transactions:
Variable annuity deposits	-	253,988	-
Terminations, withdrawals and annuity payments	(673)	(2,128,525)	(797)
Transfers between subaccounts, net	-	(4,665,034)	55,880
Maintenance charges and mortality adjustments	-	(107,327)	(99)
Increase (decrease) in net assets from contract transactions	(673)	(6,646,898)	54,984
Total increase (decrease) in net assets	18,507	(5,226,532)	65,829
Net assets as of December 31, 2020	$141,651	$19,074,739	$163,316

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	MFS® VIT Utilities	Morgan Stanley VIF Emerging Markets Debt	Morgan Stanley VIF Emerging Markets Equity
Net assets as of December 31, 2018	$13,318,249	$171,098	$10,474,677
Investment income (loss):
Dividend distributions	610,160	13,792	99,247
Investment Expenses:
Mortality and expense risk and administrative charges	(131,874)	(929)	(82,572)
Net investment income (loss)	478,286	12,863	16,675
Increase (decrease) in net assets from operations:
Capital gain distributions	48,329	-	676,026
Realized capital gain (loss) on investments	576,984	(8,307)	150,487
Change in unrealized appreciation (depreciation)	2,251,517	18,139	978,720
Net gain (loss) on investments	2,876,830	9,832	1,805,233
Net increase (decrease) in net assets from operations	3,355,116	22,695	1,821,908
Contract owner transactions:
Variable annuity deposits	763,107	3,611	386,218
Terminations, withdrawals and annuity payments	(2,491,076)	(2,648)	(1,257,014)
Transfers between subaccounts, net	1,272,817	(35,887)	(2,304,925)
Maintenance charges and mortality adjustments	(72,370)	-	(46,663)
Increase (decrease) in net assets from contract transactions	(527,522)	(34,924)	(3,222,384)
Total increase (decrease) in net assets	2,827,594	(12,229)	(1,400,476)
Net assets as of December 31, 2019	$16,145,843	$158,869	$9,074,201
Investment income (loss):
Dividend distributions	322,432	6,854	71,118
Investment Expenses:
Mortality and expense risk and administrative charges	(111,010)	(560)	(66,910)
Net investment income (loss)	211,422	6,294	4,208
Increase (decrease) in net assets from operations:
Capital gain distributions	381,504	-	89,941
Realized capital gain (loss) on investments	273,088	(824)	(436,613)
Change in unrealized appreciation (depreciation)	(256,061)	2,351	979,605
Net gain (loss) on investments	398,531	1,527	632,933
Net increase (decrease) in net assets from operations	609,953	7,821	637,141
Contract owner transactions:
Variable annuity deposits	155,994	-	136,604
Terminations, withdrawals and annuity payments	(1,199,052)	(1,797)	(694,537)
Transfers between subaccounts, net	(526,646)	(4,019)	(171,986)
Maintenance charges and mortality adjustments	(58,537)	(10)	(30,986)
Increase (decrease) in net assets from contract transactions	(1,628,241)	(5,826)	(760,905)
Total increase (decrease) in net assets	(1,018,288)	1,995	(123,764)
Net assets as of December 31, 2020	$15,127,555	$160,864	$8,950,437

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio
Net assets as of December 31, 2018	$1,346,149	$4,389,814	$1,810,263
Investment income (loss):
Dividend distributions	24,782	110,587	45,007
Investment Expenses:
Mortality and expense risk and administrative charges	(12,047)	(42,669)	(17,505)
Net investment income (loss)	12,735	67,918	27,502
Increase (decrease) in net assets from operations:
Capital gain distributions	56,854	110,592	17,595
Realized capital gain (loss) on investments	(885)	(50,038)	8,975
Change in unrealized appreciation (depreciation)	222,835	590,096	123,642
Net gain (loss) on investments	278,804	650,650	150,212
Net increase (decrease) in net assets from operations	291,539	718,568	177,714
Contract owner transactions:
Variable annuity deposits	61,328	626,844	170,862
Terminations, withdrawals and annuity payments	(1,284)	(323,350)	(321,109)
Transfers between subaccounts, net	10,924	277,517	443,537
Maintenance charges and mortality adjustments	(1,201)	(16,857)	(7,080)
Increase (decrease) in net assets from contract transactions	69,767	564,154	286,210
Total increase (decrease) in net assets	361,306	1,282,722	463,924
Net assets as of December 31, 2019	$1,707,455	$5,672,536	$2,274,187
Investment income (loss):
Dividend distributions	41,693	244,137	48,549
Investment Expenses:
Mortality and expense risk and administrative charges	(12,783)	(52,125)	(19,088)
Net investment income (loss)	28,910	192,012	29,461
Increase (decrease) in net assets from operations:
Capital gain distributions	46,258	156,300	15,533
Realized capital gain (loss) on investments	12,745	(28,352)	(6,738)
Change in unrealized appreciation (depreciation)	98,202	383,852	77,701
Net gain (loss) on investments	157,205	511,800	86,496
Net increase (decrease) in net assets from operations	186,115	703,812	115,957
Contract owner transactions:
Variable annuity deposits	29,118	352,061	165,602
Terminations, withdrawals and annuity payments	(410,173)	(315,192)	(1,079,193)
Transfers between subaccounts, net	524,070	7,058,109	1,443,875
Maintenance charges and mortality adjustments	(1,783)	(15,321)	(8,212)
Increase (decrease) in net assets from contract transactions	141,232	7,079,657	522,072
Total increase (decrease) in net assets	327,347	7,783,469	638,029
Net assets as of December 31, 2020	$2,034,802	$13,456,005	$2,912,216

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Sustainable Equity I
Net assets as of December 31, 2018	$6,462,930	$1,278,790	$10,049,003
Investment income (loss):
Dividend distributions	124,463	25,122	211,807
Investment Expenses:
Mortality and expense risk and administrative charges	(54,899)	(9,261)	(111,367)
Net investment income (loss)	69,564	15,861	100,440
Increase (decrease) in net assets from operations:
Capital gain distributions	320,032	27,984	2,986,096
Realized capital gain (loss) on investments	(49,638)	(26,876)	(2,470,934)
Change in unrealized appreciation (depreciation)	857,253	127,483	789,751
Net gain (loss) on investments	1,127,647	128,591	1,304,913
Net increase (decrease) in net assets from operations	1,197,211	144,452	1,405,353
Contract owner transactions:
Variable annuity deposits	24,312	29,757	102,015
Terminations, withdrawals and annuity payments	(233,979)	(212,262)	(1,316,198)
Transfers between subaccounts, net	(145,665)	8,383	(5,126,102)
Maintenance charges and mortality adjustments	(16,873)	(734)	(43,776)
Increase (decrease) in net assets from contract transactions	(372,205)	(174,856)	(6,384,061)
Total increase (decrease) in net assets	825,006	(30,404)	(4,978,708)
Net assets as of December 31, 2019	$7,287,936	$1,248,386	$5,070,295
Investment income (loss):
Dividend distributions	191,149	40,634	24,285
Investment Expenses:
Mortality and expense risk and administrative charges	(57,298)	(12,421)	(59,423)
Net investment income (loss)	133,851	28,213	(35,138)
Increase (decrease) in net assets from operations:
Capital gain distributions	273,459	22,814	166,815
Realized capital gain (loss) on investments	(69,930)	(957)	62,109
Change in unrealized appreciation (depreciation)	525,978	131,236	524,134
Net gain (loss) on investments	729,507	153,093	753,058
Net increase (decrease) in net assets from operations	863,358	181,306	717,920
Contract owner transactions:
Variable annuity deposits	612,752	13,980	2,717
Terminations, withdrawals and annuity payments	(98,007)	(45,955)	(367,390)
Transfers between subaccounts, net	1,658,577	663,758	(858,311)
Maintenance charges and mortality adjustments	(13,870)	(6,674)	(24,024)
Increase (decrease) in net assets from contract transactions	2,159,452	625,109	(1,247,008)
Total increase (decrease) in net assets	3,022,810	806,415	(529,088)
Net assets as of December 31, 2020	$10,310,746	$2,054,801	$4,541,207

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Neuberger Berman AMT Sustainable Equity S	Neuberger Berman Core Bond	Neuberger Berman Large Cap Value
Net assets as of December 31, 2018	$5,813,469	$4,691,013	$775,106
Investment income (loss):
Dividend distributions	17,810	130,134	12,708
Investment Expenses:
Mortality and expense risk and administrative charges	(47,970)	(41,028)	(7,885)
Net investment income (loss)	(30,160)	89,106	4,823
Increase (decrease) in net assets from operations:
Capital gain distributions	341,952	-	18,915
Realized capital gain (loss) on investments	226,498	10,362	(10,452)
Change in unrealized appreciation (depreciation)	832,240	253,437	160,247
Net gain (loss) on investments	1,400,690	263,799	168,710
Net increase (decrease) in net assets from operations	1,370,530	352,905	173,533
Contract owner transactions:
Variable annuity deposits	157,153	90,423	21,572
Terminations, withdrawals and annuity payments	(895,592)	(710,113)	(95,018)
Transfers between subaccounts, net	35,778	(1,025,772)	48,697
Maintenance charges and mortality adjustments	(23,107)	(15,559)	(1,787)
Increase (decrease) in net assets from contract transactions	(725,768)	(1,661,021)	(26,536)
Total increase (decrease) in net assets	644,762	(1,308,116)	146,997
Net assets as of December 31, 2019	$6,458,231	$3,382,897	$922,103
Investment income (loss):
Dividend distributions	21,747	80,364	8,348
Investment Expenses:
Mortality and expense risk and administrative charges	(43,808)	(27,616)	(6,546)
Net investment income (loss)	(22,061)	52,748	1,802
Increase (decrease) in net assets from operations:
Capital gain distributions	239,243	36,810	2,009
Realized capital gain (loss) on investments	216,996	100,798	(37,513)
Change in unrealized appreciation (depreciation)	492,841	66,043	93,949
Net gain (loss) on investments	949,080	203,651	58,445
Net increase (decrease) in net assets from operations	927,019	256,399	60,247
Contract owner transactions:
Variable annuity deposits	29,996	64,454	20,285
Terminations, withdrawals and annuity payments	(386,507)	(295,926)	(129,177)
Transfers between subaccounts, net	(696,325)	(1,187,868)	(56,108)
Maintenance charges and mortality adjustments	(20,150)	(8,462)	(1,100)
Increase (decrease) in net assets from contract transactions	(1,072,986)	(1,427,802)	(166,100)
Total increase (decrease) in net assets	(145,967)	(1,171,403)	(105,853)
Net assets as of December 31, 2020	$6,312,264	$2,211,494	$816,250

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Neuberger Berman Sustainable Equity	North Square Oak Ridge Small Cap Growth	Northern Global Tactical Asset Allocation
Net assets as of December 31, 2018	$874,536	$64,796	$117,233
Investment income (loss):
Dividend distributions	4,834	-	2,294
Investment Expenses:
Mortality and expense risk and administrative charges	(8,923)	(709)	(930)
Net investment income (loss)	(4,089)	(709)	1,364
Increase (decrease) in net assets from operations:
Capital gain distributions	81,259	12,051	-
Realized capital gain (loss) on investments	2,824	(1,296)	3,533
Change in unrealized appreciation (depreciation)	132,658	4,468	11,589
Net gain (loss) on investments	216,741	15,223	15,122
Net increase (decrease) in net assets from operations	212,652	14,514	16,486
Contract owner transactions:
Variable annuity deposits	74,186	55	696
Terminations, withdrawals and annuity payments	(98,200)	(2,878)	(28,929)
Transfers between subaccounts, net	(13,909)	7,966	6,675
Maintenance charges and mortality adjustments	(2,775)	(342)	(576)
Increase (decrease) in net assets from contract transactions	(40,698)	4,801	(22,134)
Total increase (decrease) in net assets	171,954	19,315	(5,648)
Net assets as of December 31, 2019	$1,046,490	$84,111	$111,585
Investment income (loss):
Dividend distributions	5,107	-	2,912
Investment Expenses:
Mortality and expense risk and administrative charges	(9,765)	(471)	(956)
Net investment income (loss)	(4,658)	(471)	1,956
Increase (decrease) in net assets from operations:
Capital gain distributions	69,292	5,682	4,932
Realized capital gain (loss) on investments	2,917	(25,857)	1,644
Change in unrealized appreciation (depreciation)	136,709	23,130	(1,854)
Net gain (loss) on investments	208,918	2,955	4,722
Net increase (decrease) in net assets from operations	204,260	2,484	6,678
Contract owner transactions:
Variable annuity deposits	61,002	35	756
Terminations, withdrawals and annuity payments	(118,488)	(2,358)	(10,933)
Transfers between subaccounts, net	135,363	(33,830)	19,551
Maintenance charges and mortality adjustments	(3,038)	(147)	(559)
Increase (decrease) in net assets from contract transactions	74,839	(36,300)	8,815
Total increase (decrease) in net assets	279,099	(33,816)	15,493
Net assets as of December 31, 2020	$1,325,589	$50,295	$127,078

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Northern Large Cap Core	Northern Large Cap Value	PGIM Jennison 20/20 Focus
Net assets as of December 31, 2018	$137,818	$147,236	$3,172,951
Investment income (loss):
Dividend distributions	2,688	8,429	8,521
Investment Expenses:
Mortality and expense risk and administrative charges	(1,305)	(1,828)	(31,338)
Net investment income (loss)	1,383	6,601	(22,817)
Increase (decrease) in net assets from operations:
Capital gain distributions	3,361	-	247,176
Realized capital gain (loss) on investments	1,071	5,272	(16,206)
Change in unrealized appreciation (depreciation)	25,697	35,178	625,654
Net gain (loss) on investments	30,129	40,450	856,624
Net increase (decrease) in net assets from operations	31,512	47,051	833,807
Contract owner transactions:
Variable annuity deposits	5,873	14,625	72,532
Terminations, withdrawals and annuity payments	(5,268)	(15,604)	(315,672)
Transfers between subaccounts, net	(11,021)	236,606	(93,341)
Maintenance charges and mortality adjustments	(554)	(935)	(7,442)
Increase (decrease) in net assets from contract transactions	(10,970)	234,692	(343,923)
Total increase (decrease) in net assets	20,542	281,743	489,884
Net assets as of December 31, 2019	$158,360	$428,979	$3,662,835
Investment income (loss):
Dividend distributions	2,544	2,725	1,902
Investment Expenses:
Mortality and expense risk and administrative charges	(1,515)	(2,089)	(32,022)
Net investment income (loss)	1,029	636	(30,120)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	411,182
Realized capital gain (loss) on investments	2,278	(22,136)	35,113
Change in unrealized appreciation (depreciation)	20,880	(30,236)	489,655
Net gain (loss) on investments	23,158	(52,372)	935,950
Net increase (decrease) in net assets from operations	24,187	(51,736)	905,830
Contract owner transactions:
Variable annuity deposits	4,773	13,741	63,800
Terminations, withdrawals and annuity payments	(7,743)	(24,006)	(320,859)
Transfers between subaccounts, net	10,045	(177,259)	(402,081)
Maintenance charges and mortality adjustments	(653)	(797)	(8,219)
Increase (decrease) in net assets from contract transactions	6,422	(188,321)	(667,359)
Total increase (decrease) in net assets	30,609	(240,057)	238,471
Net assets as of December 31, 2020	$188,969	$188,922	$3,901,306

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PGIM Jennison Mid-Cap Growth	PGIM Jennison Natural Resources	PGIM Jennison Small Company
Net assets as of December 31, 2018	$91,434	$12,560	$526,373
Investment income (loss):
Dividend distributions	-	216	-
Investment Expenses:
Mortality and expense risk and administrative charges	(995)	(121)	(5,385)
Net investment income (loss)	(995)	95	(5,385)
Increase (decrease) in net assets from operations:
Capital gain distributions	34,406	-	49,873
Realized capital gain (loss) on investments	(1,771)	(765)	(6,488)
Change in unrealized appreciation (depreciation)	722	2,506	101,396
Net gain (loss) on investments	33,357	1,741	144,781
Net increase (decrease) in net assets from operations	32,362	1,836	139,396
Contract owner transactions:
Variable annuity deposits	6,549	1,267	10,789
Terminations, withdrawals and annuity payments	(8,143)	(2,321)	(48,050)
Transfers between subaccounts, net	27	(749)	(24,172)
Maintenance charges and mortality adjustments	(790)	(175)	(2,182)
Increase (decrease) in net assets from contract transactions	(2,357)	(1,978)	(63,615)
Total increase (decrease) in net assets	30,005	(142)	75,781
Net assets as of December 31, 2019	$121,439	$12,418	$602,154
Investment income (loss):
Dividend distributions	-	188	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,617)	(98)	(4,847)
Net investment income (loss)	(1,617)	90	(4,847)
Increase (decrease) in net assets from operations:
Capital gain distributions	63,870	-	88,769
Realized capital gain (loss) on investments	(8,385)	(532)	(6,910)
Change in unrealized appreciation (depreciation)	11,456	1,838	68,957
Net gain (loss) on investments	66,941	1,306	150,816
Net increase (decrease) in net assets from operations	65,324	1,396	145,969
Contract owner transactions:
Variable annuity deposits	8,283	1,629	41,406
Terminations, withdrawals and annuity payments	(52,394)	(813)	(75,783)
Transfers between subaccounts, net	64,415	3	(25,834)
Maintenance charges and mortality adjustments	(993)	(112)	(1,923)
Increase (decrease) in net assets from contract transactions	19,311	707	(62,134)
Total increase (decrease) in net assets	84,635	2,103	83,835
Net assets as of December 31, 2020	$206,074	$14,521	$685,989

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PGIM QMA Small-Cap Value (d)	PIMCO All Asset	PIMCO CommodityRealReturn Strategy
Net assets as of December 31, 2018	$287,396	$358,429	$67,450
Investment income (loss):
Dividend distributions	9,006	9,484	2,892
Investment Expenses:
Mortality and expense risk and administrative charges	(2,948)	(3,150)	(687)
Net investment income (loss)	6,058	6,334	2,205
Increase (decrease) in net assets from operations:
Capital gain distributions	7,807	-	-
Realized capital gain (loss) on investments	(4,592)	(2,319)	(1,067)
Change in unrealized appreciation (depreciation)	39,981	30,675	6,352
Net gain (loss) on investments	43,196	28,356	5,285
Net increase (decrease) in net assets from operations	49,254	34,690	7,490
Contract owner transactions:
Variable annuity deposits	1,607	10,944	3,859
Terminations, withdrawals and annuity payments	(8,763)	(48,237)	(1,310)
Transfers between subaccounts, net	(17)	147	5,569
Maintenance charges and mortality adjustments	(1,119)	(1,450)	(341)
Increase (decrease) in net assets from contract transactions	(8,292)	(38,596)	7,777
Total increase (decrease) in net assets	40,962	(3,906)	15,267
Net assets as of December 31, 2019	$328,358	$354,523	$82,717
Investment income (loss):
Dividend distributions	2,295	9,018	1,066
Investment Expenses:
Mortality and expense risk and administrative charges	(2,020)	(2,665)	(669)
Net investment income (loss)	275	6,353	397
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(53,557)	(7,405)	(7,216)
Change in unrealized appreciation (depreciation)	14,314	12,880	7,882
Net gain (loss) on investments	(39,243)	5,475	666
Net increase (decrease) in net assets from operations	(38,968)	11,828	1,063
Contract owner transactions:
Variable annuity deposits	2,051	7,651	3,644
Terminations, withdrawals and annuity payments	(34,052)	(71,752)	(8,379)
Transfers between subaccounts, net	(28,442)	(16,355)	6,350
Maintenance charges and mortality adjustments	(966)	(1,482)	(344)
Increase (decrease) in net assets from contract transactions	(61,409)	(81,938)	1,271
Total increase (decrease) in net assets	(100,377)	(70,110)	2,334
Net assets as of December 31, 2020	$227,981	$284,413	$85,051

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO Emerging Markets Bond	PIMCO High Yield	PIMCO International Bond (U.S. Dollar-Hedged)
Net assets as of December 31, 2018	$7,985	$1,866,560	$5,189,182
Investment income (loss):
Dividend distributions	411	89,306	298,067
Investment Expenses:
Mortality and expense risk and administrative charges	(88)	(17,129)	(50,770)
Net investment income (loss)	323	72,177	247,297
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	14,336
Realized capital gain (loss) on investments	(6)	(21,088)	41,205
Change in unrealized appreciation (depreciation)	928	181,102	4,216
Net gain (loss) on investments	922	160,014	59,757
Net increase (decrease) in net assets from operations	1,245	232,191	307,054
Contract owner transactions:
Variable annuity deposits	935	33,731	192,196
Terminations, withdrawals and annuity payments	(140)	(298,335)	(680,981)
Transfers between subaccounts, net	5,176	(191,837)	456,783
Maintenance charges and mortality adjustments	(84)	(5,417)	(14,151)
Increase (decrease) in net assets from contract transactions	5,887	(461,858)	(46,153)
Total increase (decrease) in net assets	7,132	(229,667)	260,901
Net assets as of December 31, 2019	$15,117	$1,636,893	$5,450,083
Investment income (loss):
Dividend distributions	614	69,415	94,274
Investment Expenses:
Mortality and expense risk and administrative charges	(135)	(14,637)	(45,986)
Net investment income (loss)	479	54,778	48,288
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(19)	(18,547)	7,568
Change in unrealized appreciation (depreciation)	333	19,576	144,807
Net gain (loss) on investments	314	1,029	152,375
Net increase (decrease) in net assets from operations	793	55,807	200,663
Contract owner transactions:
Variable annuity deposits	933	24,326	160,218
Terminations, withdrawals and annuity payments	(86)	(182,540)	(729,955)
Transfers between subaccounts, net	(671)	209,546	207,084
Maintenance charges and mortality adjustments	(81)	(4,395)	(11,331)
Increase (decrease) in net assets from contract transactions	95	46,937	(373,984)
Total increase (decrease) in net assets	888	102,744	(173,321)
Net assets as of December 31, 2020	$16,005	$1,739,637	$5,276,762

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO Low Duration	PIMCO Real Return	PIMCO StocksPLUS® Small Fund
Net assets as of December 31, 2018	$42,393	$938,427	$1,105,741
Investment income (loss):
Dividend distributions	1,186	12,244	35,156
Investment Expenses:
Mortality and expense risk and administrative charges	(386)	(8,527)	(10,978)
Net investment income (loss)	800	3,717	24,178
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	45,156
Realized capital gain (loss) on investments	(193)	(3,406)	(1,142)
Change in unrealized appreciation (depreciation)	681	62,090	214,374
Net gain (loss) on investments	488	58,684	258,388
Net increase (decrease) in net assets from operations	1,288	62,401	282,566
Contract owner transactions:
Variable annuity deposits	1,334	37,781	58,594
Terminations, withdrawals and annuity payments	(12,035)	(106,484)	(80,567)
Transfers between subaccounts, net	86	2,201	222,613
Maintenance charges and mortality adjustments	(142)	(2,812)	(2,555)
Increase (decrease) in net assets from contract transactions	(10,757)	(69,314)	198,085
Total increase (decrease) in net assets	(9,469)	(6,913)	480,651
Net assets as of December 31, 2019	$32,924	$931,514	$1,586,392
Investment income (loss):
Dividend distributions	430	17,534	40,456
Investment Expenses:
Mortality and expense risk and administrative charges	(304)	(7,884)	(7,116)
Net investment income (loss)	126	9,650	33,340
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(151)	7,292	(153,985)
Change in unrealized appreciation (depreciation)	703	70,112	37,556
Net gain (loss) on investments	552	77,404	(116,429)
Net increase (decrease) in net assets from operations	678	87,054	(83,089)
Contract owner transactions:
Variable annuity deposits	3,557	49,440	42,206
Terminations, withdrawals and annuity payments	(11,677)	(178,954)	(156,305)
Transfers between subaccounts, net	4,874	3,825	(837,596)
Maintenance charges and mortality adjustments	(127)	(3,503)	(1,665)
Increase (decrease) in net assets from contract transactions	(3,373)	(129,192)	(953,360)
Total increase (decrease) in net assets	(2,695)	(42,138)	(1,036,449)
Net assets as of December 31, 2020	$30,229	$889,376	$549,943

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO Total Return	PIMCO VIT All Asset Administrative	PIMCO VIT All Asset Advisor
Net assets as of December 31, 2018	$2,513,995	$6,644,048	$177,697
Investment income (loss):
Dividend distributions	77,787	184,523	8,658
Investment Expenses:
Mortality and expense risk and administrative charges	(21,831)	(49,895)	(2,458)
Net investment income (loss)	55,956	134,628	6,200
Increase (decrease) in net assets from operations:
Capital gain distributions	1,924	-	-
Realized capital gain (loss) on investments	(17,992)	(55,056)	1,860
Change in unrealized appreciation (depreciation)	116,515	601,468	21,077
Net gain (loss) on investments	100,447	546,412	22,937
Net increase (decrease) in net assets from operations	156,403	681,040	29,137
Contract owner transactions:
Variable annuity deposits	128,125	127,150	208,210
Terminations, withdrawals and annuity payments	(381,686)	(1,210,881)	(21,296)
Transfers between subaccounts, net	(61,918)	(219,790)	(60,699)
Maintenance charges and mortality adjustments	(7,224)	(27,244)	-
Increase (decrease) in net assets from contract transactions	(322,703)	(1,330,765)	126,215
Total increase (decrease) in net assets	(166,300)	(649,725)	155,352
Net assets as of December 31, 2019	$2,347,695	$5,994,323	$333,049
Investment income (loss):
Dividend distributions	43,270	264,574	15,836
Investment Expenses:
Mortality and expense risk and administrative charges	(20,438)	(40,540)	(1,949)
Net investment income (loss)	22,832	224,034	13,887
Increase (decrease) in net assets from operations:
Capital gain distributions	76,509	-	-
Realized capital gain (loss) on investments	8,926	(126,001)	(4,021)
Change in unrealized appreciation (depreciation)	53,377	196,599	18,754
Net gain (loss) on investments	138,812	70,598	14,733
Net increase (decrease) in net assets from operations	161,644	294,632	28,620
Contract owner transactions:
Variable annuity deposits	115,982	615,148	87,685
Terminations, withdrawals and annuity payments	(503,900)	(818,434)	(10,897)
Transfers between subaccounts, net	94,469	(479,268)	(3,589)
Maintenance charges and mortality adjustments	(8,142)	(22,031)	(73)
Increase (decrease) in net assets from contract transactions	(301,591)	(704,585)	73,126
Total increase (decrease) in net assets	(139,947)	(409,953)	101,746
Net assets as of December 31, 2020	$2,207,748	$5,584,370	$434,795

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO VIT CommodityRealReturn Strategy Administrative	PIMCO VIT CommodityRealReturn Strategy Advisor	PIMCO VIT Emerging Markets Bond
Net assets as of December 31, 2018	$5,238,282	$23,176	$5,305,528
Investment income (loss):
Dividend distributions	129,769	1,349	172,562
Investment Expenses:
Mortality and expense risk and administrative charges	(23,204)	(128)	(34,146)
Net investment income (loss)	106,565	1,221	138,416
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(959,233)	(71)	49,373
Change in unrealized appreciation (depreciation)	1,197,751	2,200	374,608
Net gain (loss) on investments	238,518	2,129	423,981
Net increase (decrease) in net assets from operations	345,083	3,350	562,397
Contract owner transactions:
Variable annuity deposits	166,301	33,975	159,060
Terminations, withdrawals and annuity payments	(391,119)	(117)	(689,185)
Transfers between subaccounts, net	(2,589,726)	1,169	(2,049,423)
Maintenance charges and mortality adjustments	(13,099)	-	(15,790)
Increase (decrease) in net assets from contract transactions	(2,827,643)	35,027	(2,595,338)
Total increase (decrease) in net assets	(2,482,560)	38,377	(2,032,941)
Net assets as of December 31, 2019	$2,755,722	$61,553	$3,272,587
Investment income (loss):
Dividend distributions	198,276	2,229	138,861
Investment Expenses:
Mortality and expense risk and administrative charges	(25,588)	(145)	(28,271)
Net investment income (loss)	172,688	2,084	110,590
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(1,055,756)	(15,160)	(120,682)
Change in unrealized appreciation (depreciation)	232,741	7,547	66,696
Net gain (loss) on investments	(823,015)	(7,613)	(53,986)
Net increase (decrease) in net assets from operations	(650,327)	(5,529)	56,604
Contract owner transactions:
Variable annuity deposits	95,940	-	31,616
Terminations, withdrawals and annuity payments	(341,065)	(152)	(540,580)
Transfers between subaccounts, net	1,140,572	610	70,822
Maintenance charges and mortality adjustments	(13,406)	(33)	(12,289)
Increase (decrease) in net assets from contract transactions	882,041	425	(450,431)
Total increase (decrease) in net assets	231,714	(5,104)	(393,827)
Net assets as of December 31, 2020	$2,987,436	$56,449	$2,878,760

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Managed Asset Allocation	PIMCO VIT High Yield
Net assets as of December 31, 2018	$53,438	$-	$417,210
Investment income (loss):
Dividend distributions	1,296	41	57,851
Investment Expenses:
Mortality and expense risk and administrative charges	(248)	(59)	(12,226)
Net investment income (loss)	1,048	(18)	45,625
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(33)	2	50,806
Change in unrealized appreciation (depreciation)	1,947	953	45,863
Net gain (loss) on investments	1,914	955	96,669
Net increase (decrease) in net assets from operations	2,962	937	142,294
Contract owner transactions:
Variable annuity deposits	-	16,001	7,620
Terminations, withdrawals and annuity payments	(217)	-	(64,720)
Transfers between subaccounts, net	125	-	1,410,368
Maintenance charges and mortality adjustments	(8)	-	(82)
Increase (decrease) in net assets from contract transactions	(100)	16,001	1,353,186
Total increase (decrease) in net assets	2,862	16,938	1,495,480
Net assets as of December 31, 2019	$56,300	$16,938	$1,912,690
Investment income (loss):
Dividend distributions	1,346	1,977	19,204
Investment Expenses:
Mortality and expense risk and administrative charges	(209)	(313)	(3,542)
Net investment income (loss)	1,137	1,664	15,662
Increase (decrease) in net assets from operations:
Capital gain distributions	-	329	-
Realized capital gain (loss) on investments	(32)	9	34,479
Change in unrealized appreciation (depreciation)	4,271	9,787	(13,472)
Net gain (loss) on investments	4,239	10,125	21,007
Net increase (decrease) in net assets from operations	5,376	11,789	36,669
Contract owner transactions:
Variable annuity deposits	-	87,679	100,893
Terminations, withdrawals and annuity payments	(291)	-	(86,520)
Transfers between subaccounts, net	-	-	(1,801,445)
Maintenance charges and mortality adjustments	(21)	(45)	(147)
Increase (decrease) in net assets from contract transactions	(312)	87,634	(1,787,219)
Total increase (decrease) in net assets	5,064	99,423	(1,750,550)
Net assets as of December 31, 2020	$61,364	$116,361	$162,140

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT International Bond Portfolio (Unhedged)	PIMCO VIT Low Duration Administrative (d)
Net assets as of December 31, 2018	$9,878,006	$43,723	$30,621,962
Investment income (loss):
Dividend distributions	163,672	1,067	791,034
Investment Expenses:
Mortality and expense risk and administrative charges	(75,132)	(250)	(297,112)
Net investment income (loss)	88,540	817	493,922
Increase (decrease) in net assets from operations:
Capital gain distributions	72,099	-	-
Realized capital gain (loss) on investments	167,464	(466)	(108,677)
Change in unrealized appreciation (depreciation)	263,562	6,620	463,946
Net gain (loss) on investments	503,125	6,154	355,269
Net increase (decrease) in net assets from operations	591,665	6,971	849,191
Contract owner transactions:
Variable annuity deposits	204,517	1,463	361,867
Terminations, withdrawals and annuity payments	(1,366,620)	(3,433)	(3,721,341)
Transfers between subaccounts, net	(1,534,902)	156,765	(1,541,385)
Maintenance charges and mortality adjustments	(41,648)	(9)	(148,511)
Increase (decrease) in net assets from contract transactions	(2,738,653)	154,786	(5,049,370)
Total increase (decrease) in net assets	(2,146,988)	161,757	(4,200,179)
Net assets as of December 31, 2019	$7,731,018	$205,480	$26,421,783
Investment income (loss):
Dividend distributions	445,626	10,918	336,740
Investment Expenses:
Mortality and expense risk and administrative charges	(58,805)	(757)	(294,381)
Net investment income (loss)	386,821	10,161	42,359
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	66,409	(206)	8,335
Change in unrealized appreciation (depreciation)	(125,841)	11,076	464,242
Net gain (loss) on investments	(59,432)	10,870	472,577
Net increase (decrease) in net assets from operations	327,389	21,031	514,936
Contract owner transactions:
Variable annuity deposits	47,154	4,390	602,775
Terminations, withdrawals and annuity payments	(905,898)	(3,417)	(4,389,542)
Transfers between subaccounts, net	236,216	203	7,749,770
Maintenance charges and mortality adjustments	(29,771)	(27)	(155,227)
Increase (decrease) in net assets from contract transactions	(652,299)	1,149	3,807,776
Total increase (decrease) in net assets	(324,910)	22,180	4,322,712
Net assets as of December 31, 2020	$7,406,108	$227,660	$30,744,495

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Administrative (d)	PIMCO VIT Real Return Advisor
Net assets as of December 31, 2018	$1,449,761	$25,676,192	$700,508
Investment income (loss):
Dividend distributions	27,750	404,100	8,109
Investment Expenses:
Mortality and expense risk and administrative charges	(5,282)	(222,896)	(2,915)
Net investment income (loss)	22,468	181,204	5,194
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(2,579)	(266,689)	1,313
Change in unrealized appreciation (depreciation)	15,556	1,858,639	44,625
Net gain (loss) on investments	12,977	1,591,950	45,938
Net increase (decrease) in net assets from operations	35,445	1,773,154	51,132
Contract owner transactions:
Variable annuity deposits	123	262,886	276
Terminations, withdrawals and annuity payments	(377,351)	(3,589,624)	(201,939)
Transfers between subaccounts, net	(215,685)	(1,613,965)	(43,119)
Maintenance charges and mortality adjustments	(161)	(125,256)	(81)
Increase (decrease) in net assets from contract transactions	(593,074)	(5,065,959)	(244,863)
Total increase (decrease) in net assets	(557,629)	(3,292,805)	(193,731)
Net assets as of December 31, 2019	$892,132	$22,383,387	$506,777
Investment income (loss):
Dividend distributions	9,818	300,805	4,936
Investment Expenses:
Mortality and expense risk and administrative charges	(3,697)	(197,818)	(2,061)
Net investment income (loss)	6,121	102,987	2,875
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(2,306)	221,785	29,507
Change in unrealized appreciation (depreciation)	12,680	1,733,147	9,589
Net gain (loss) on investments	10,374	1,954,932	39,096
Net increase (decrease) in net assets from operations	16,495	2,057,919	41,971
Contract owner transactions:
Variable annuity deposits	51,298	321,296	-
Terminations, withdrawals and annuity payments	(308,226)	(3,026,979)	(165,139)
Transfers between subaccounts, net	149,105	(346,243)	(105,228)
Maintenance charges and mortality adjustments	(639)	(110,355)	(340)
Increase (decrease) in net assets from contract transactions	(108,462)	(3,162,281)	(270,707)
Total increase (decrease) in net assets	(91,967)	(1,104,362)	(228,736)
Net assets as of December 31, 2020	$800,165	$21,279,025	$278,041

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative	PIMCO VIT Total Return Advisor
Net assets as of December 31, 2018	$802,561	$15,389,858	$8,274,688
Investment income (loss):
Dividend distributions	21,262	444,851	214,259
Investment Expenses:
Mortality and expense risk and administrative charges	(4,557)	(207,555)	(53,268)
Net investment income (loss)	16,705	237,296	160,991
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(4,193)	(13,120)	2,969
Change in unrealized appreciation (depreciation)	4,226	767,161	322,637
Net gain (loss) on investments	33	754,041	325,606
Net increase (decrease) in net assets from operations	16,738	991,337	486,597
Contract owner transactions:
Variable annuity deposits	956,640	110,201	1,238,741
Terminations, withdrawals and annuity payments	(65,672)	(1,750,596)	(1,080,691)
Transfers between subaccounts, net	(387,879)	(651,497)	(579,900)
Maintenance charges and mortality adjustments	(88)	(91,367)	(24,374)
Increase (decrease) in net assets from contract transactions	503,001	(2,383,259)	(446,224)
Total increase (decrease) in net assets	519,739	(1,391,922)	40,373
Net assets as of December 31, 2019	$1,322,300	$13,997,936	$8,315,061
Investment income (loss):
Dividend distributions	9,411	301,683	234,546
Investment Expenses:
Mortality and expense risk and administrative charges	(3,879)	(198,350)	(81,346)
Net investment income (loss)	5,532	103,333	153,200
Increase (decrease) in net assets from operations:
Capital gain distributions	-	147,620	125,919
Realized capital gain (loss) on investments	(46,558)	164,671	282,363
Change in unrealized appreciation (depreciation)	5,321	490,337	267,148
Net gain (loss) on investments	(41,237)	802,628	675,430
Net increase (decrease) in net assets from operations	(35,705)	905,961	828,630
Contract owner transactions:
Variable annuity deposits	90,116	81,743	746,932
Terminations, withdrawals and annuity payments	(851,267)	(1,257,849)	(1,301,479)
Transfers between subaccounts, net	(135,493)	753,931	2,918,170
Maintenance charges and mortality adjustments	(347)	(89,748)	(42,498)
Increase (decrease) in net assets from contract transactions	(896,991)	(511,923)	2,321,125
Total increase (decrease) in net assets	(932,696)	394,038	3,149,755
Net assets as of December 31, 2020	$389,604	$14,391,974	$11,464,816

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Pioneer Bond VCT	Pioneer Equity Income VCT	Pioneer High Yield VCT
Net assets as of December 31, 2018	$986,106	$121,520	$-
Investment income (loss):
Dividend distributions	49,508	3,723	3,082
Investment Expenses:
Mortality and expense risk and administrative charges	(18,851)	(902)	(433)
Net investment income (loss)	30,657	2,821	2,649
Increase (decrease) in net assets from operations:
Capital gain distributions	-	64,906	-
Realized capital gain (loss) on investments	978	(30,583)	2,823
Change in unrealized appreciation (depreciation)	83,212	(7,392)	2,081
Net gain (loss) on investments	84,190	26,931	4,904
Net increase (decrease) in net assets from operations	114,847	29,752	7,553
Contract owner transactions:
Variable annuity deposits	801,591	18,300	-
Terminations, withdrawals and annuity payments	(36,152)	(1,454)	(34,124)
Transfers between subaccounts, net	206,858	3,824	145,088
Maintenance charges and mortality adjustments	-	(70)	-
Increase (decrease) in net assets from contract transactions	972,297	20,600	110,964
Total increase (decrease) in net assets	1,087,144	50,352	118,517
Net assets as of December 31, 2019	$2,073,250	$171,872	$118,517
Investment income (loss):
Dividend distributions	15,722	2,947	809
Investment Expenses:
Mortality and expense risk and administrative charges	(4,932)	(638)	(119)
Net investment income (loss)	10,790	2,309	690
Increase (decrease) in net assets from operations:
Capital gain distributions	-	4,751	-
Realized capital gain (loss) on investments	93,630	(12,331)	(3,448)
Change in unrealized appreciation (depreciation)	(52,406)	1,204	(2,081)
Net gain (loss) on investments	41,224	(6,376)	(5,529)
Net increase (decrease) in net assets from operations	52,014	(4,067)	(4,839)
Contract owner transactions:
Variable annuity deposits	18,000	-	247
Terminations, withdrawals and annuity payments	(7,718)	-	(1,168)
Transfers between subaccounts, net	(1,982,239)	(33,465)	(112,757)
Maintenance charges and mortality adjustments	(118)	(160)	-
Increase (decrease) in net assets from contract transactions	(1,972,075)	(33,625)	(113,678)
Total increase (decrease) in net assets	(1,920,061)	(37,692)	(118,517)
Net assets as of December 31, 2020	$153,189	$134,180	$-

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Pioneer Real Estate Shares VCT	Pioneer Strategic Income	Pioneer Strategic Income VCT
Net assets as of December 31, 2018	$17,654	$77,455	$277,640
Investment income (loss):
Dividend distributions	625	2,344	26,664
Investment Expenses:
Mortality and expense risk and administrative charges	(233)	(719)	(12,102)
Net investment income (loss)	392	1,625	14,562
Increase (decrease) in net assets from operations:
Capital gain distributions	5,967	-	-
Realized capital gain (loss) on investments	(177)	229	701
Change in unrealized appreciation (depreciation)	(996)	5,123	47,201
Net gain (loss) on investments	4,794	5,352	47,902
Net increase (decrease) in net assets from operations	5,186	6,977	62,464
Contract owner transactions:
Variable annuity deposits	27,590	3,577	498,348
Terminations, withdrawals and annuity payments	(286)	(12,022)	(15,931)
Transfers between subaccounts, net	265	(115)	314,298
Maintenance charges and mortality adjustments	(47)	(392)	-
Increase (decrease) in net assets from contract transactions	27,522	(8,952)	796,715
Total increase (decrease) in net assets	32,708	(1,975)	859,179
Net assets as of December 31, 2019	$50,362	$75,480	$1,136,819
Investment income (loss):
Dividend distributions	490	2,252	8,523
Investment Expenses:
Mortality and expense risk and administrative charges	(266)	(589)	(3,246)
Net investment income (loss)	224	1,663	5,277
Increase (decrease) in net assets from operations:
Capital gain distributions	10,806	-	290
Realized capital gain (loss) on investments	(13,904)	(165)	48,173
Change in unrealized appreciation (depreciation)	(4,127)	1,487	(39,333)
Net gain (loss) on investments	(7,225)	1,322	9,130
Net increase (decrease) in net assets from operations	(7,001)	2,985	14,407
Contract owner transactions:
Variable annuity deposits	108	2,753	-
Terminations, withdrawals and annuity payments	(1,468)	(16,934)	(19,809)
Transfers between subaccounts, net	(21,881)	(3,765)	(1,049,726)
Maintenance charges and mortality adjustments	(48)	(339)	(39)
Increase (decrease) in net assets from contract transactions	(23,289)	(18,285)	(1,069,574)
Total increase (decrease) in net assets	(30,290)	(15,300)	(1,055,167)
Net assets as of December 31, 2020	$20,072	$60,180	$81,652

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Power Income VIT	Probabilities Fund	Putnam VT Diversified Income
Net assets as of December 31, 2018	$321,943	$1,800,432	$303,542
Investment income (loss):
Dividend distributions	4,734	-	15,637
Investment Expenses:
Mortality and expense risk and administrative charges	(908)	(16,065)	(4,571)
Net investment income (loss)	3,826	(16,065)	11,066
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(6,924)	(40,384)	151
Change in unrealized appreciation (depreciation)	19,103	615,900	30,936
Net gain (loss) on investments	12,179	575,516	31,087
Net increase (decrease) in net assets from operations	16,005	559,451	42,153
Contract owner transactions:
Variable annuity deposits	3	-	64,435
Terminations, withdrawals and annuity payments	(139,410)	(135,022)	(39,240)
Transfers between subaccounts, net	-	51,863	110,801
Maintenance charges and mortality adjustments	-	(790)	-
Increase (decrease) in net assets from contract transactions	(139,407)	(83,949)	135,996
Total increase (decrease) in net assets	(123,402)	475,502	178,149
Net assets as of December 31, 2019	$198,541	$2,275,934	$481,691
Investment income (loss):
Dividend distributions	1,195	-	22,805
Investment Expenses:
Mortality and expense risk and administrative charges	(526)	(15,029)	(1,906)
Net investment income (loss)	669	(15,029)	20,899
Increase (decrease) in net assets from operations:
Capital gain distributions	-	120,996	-
Realized capital gain (loss) on investments	(13,435)	(37,121)	(1,548)
Change in unrealized appreciation (depreciation)	(2,660)	(192,978)	(30,650)
Net gain (loss) on investments	(16,095)	(109,103)	(32,198)
Net increase (decrease) in net assets from operations	(15,426)	(124,132)	(11,299)
Contract owner transactions:
Variable annuity deposits	-	907,139	-
Terminations, withdrawals and annuity payments	-	(174,514)	(4,788)
Transfers between subaccounts, net	(123,916)	454,276	(178,447)
Maintenance charges and mortality adjustments	(39)	(1,688)	(175)
Increase (decrease) in net assets from contract transactions	(123,955)	1,185,213	(183,410)
Total increase (decrease) in net assets	(139,381)	1,061,081	(194,709)
Net assets as of December 31, 2020	$59,160	$3,337,015	$286,982

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Putnam VT Equity Income	Putnam VT Global Asset Allocation	Putnam VT Growth Opportunities
Net assets as of December 31, 2018	$618,745	$10,851	$94,516
Investment income (loss):
Dividend distributions	12,965	169	178
Investment Expenses:
Mortality and expense risk and administrative charges	(4,749)	(173)	(512)
Net investment income (loss)	8,216	(4)	(334)
Increase (decrease) in net assets from operations:
Capital gain distributions	55,404	360	18,004
Realized capital gain (loss) on investments	2,856	(2)	834
Change in unrealized appreciation (depreciation)	103,648	1,321	7,309
Net gain (loss) on investments	161,908	1,679	26,147
Net increase (decrease) in net assets from operations	170,124	1,675	25,813
Contract owner transactions:
Variable annuity deposits	52,208	-	-
Terminations, withdrawals and annuity payments	(48,682)	-	(9,089)
Transfers between subaccounts, net	18,990	-	(111,240)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	22,516	-	(120,329)
Total increase (decrease) in net assets	192,640	1,675	(94,516)
Net assets as of December 31, 2019	$811,385	$12,526	$-
Investment income (loss):
Dividend distributions	11,947	228	-
Investment Expenses:
Mortality and expense risk and administrative charges	(5,197)	(182)	(638)
Net investment income (loss)	6,750	46	(638)
Increase (decrease) in net assets from operations:
Capital gain distributions	48,104	234	1
Realized capital gain (loss) on investments	4,180	1	25,600
Change in unrealized appreciation (depreciation)	10,201	1,058	63,846
Net gain (loss) on investments	62,485	1,293	89,447
Net increase (decrease) in net assets from operations	69,235	1,339	88,809
Contract owner transactions:
Variable annuity deposits	43,999	-	5
Terminations, withdrawals and annuity payments	(31,491)	-	(5,633)
Transfers between subaccounts, net	24,644	-	347,084
Maintenance charges and mortality adjustments	(517)	-	(222)
Increase (decrease) in net assets from contract transactions	36,635	-	341,234
Total increase (decrease) in net assets	105,870	1,339	430,043
Net assets as of December 31, 2020	$917,255	$13,865	$430,043

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Putnam VT High Yield	Putnam VT Income	Putnam VT Multi-Asset Absolute Return
Net assets as of December 31, 2018	$747,295	$25,130	$607,793
Investment income (loss):
Dividend distributions	46,254	7,278	-
Investment Expenses:
Mortality and expense risk and administrative charges	(8,304)	(3,649)	(7,086)
Net investment income (loss)	37,950	3,629	(7,086)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,601	-
Realized capital gain (loss) on investments	(1,142)	9,751	(9,391)
Change in unrealized appreciation (depreciation)	58,264	9,339	44,256
Net gain (loss) on investments	57,122	20,691	34,865
Net increase (decrease) in net assets from operations	95,072	24,320	27,779
Contract owner transactions:
Variable annuity deposits	-	74,465	195,164
Terminations, withdrawals and annuity payments	(90,545)	(5,109)	(264,474)
Transfers between subaccounts, net	(142)	198,043	15,996
Maintenance charges and mortality adjustments	-	(2)	-
Increase (decrease) in net assets from contract transactions	(90,687)	267,397	(53,314)
Total increase (decrease) in net assets	4,385	291,717	(25,535)
Net assets as of December 31, 2019	$751,680	$316,847	$582,258
Investment income (loss):
Dividend distributions	39,465	92,238	-
Investment Expenses:
Mortality and expense risk and administrative charges	(7,194)	(21,061)	(4,138)
Net investment income (loss)	32,271	71,177	(4,138)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	17,118	-
Realized capital gain (loss) on investments	(5,808)	(53,180)	(9,543)
Change in unrealized appreciation (depreciation)	(2,864)	17,786	(26,098)
Net gain (loss) on investments	(8,672)	(18,276)	(35,641)
Net increase (decrease) in net assets from operations	23,599	52,901	(39,779)
Contract owner transactions:
Variable annuity deposits	-	341,875	1,853
Terminations, withdrawals and annuity payments	(46,893)	(63,078)	(167,116)
Transfers between subaccounts, net	-	1,329,203	45,533
Maintenance charges and mortality adjustments	(236)	(1,471)	(210)
Increase (decrease) in net assets from contract transactions	(47,129)	1,606,529	(119,940)
Total increase (decrease) in net assets	(23,530)	1,659,430	(159,719)
Net assets as of December 31, 2020	$728,150	$1,976,277	$422,539

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Putnam VT Multi-Cap Core	Putnam VT Small Cap Growth	Putnam VT Small Cap Value
Net assets as of December 31, 2018	$122,967	$15,881	$342,060
Investment income (loss):
Dividend distributions	1,551	-	806
Investment Expenses:
Mortality and expense risk and administrative charges	(645)	(287)	(1,366)
Net investment income (loss)	906	(287)	(560)
Increase (decrease) in net assets from operations:
Capital gain distributions	14,483	2,305	12,995
Realized capital gain (loss) on investments	67	(55)	(69,662)
Change in unrealized appreciation (depreciation)	23,020	3,671	119,300
Net gain (loss) on investments	37,570	5,921	62,633
Net increase (decrease) in net assets from operations	38,476	5,634	62,073
Contract owner transactions:
Variable annuity deposits	-	-	8,705
Terminations, withdrawals and annuity payments	(97)	-	(18,031)
Transfers between subaccounts, net	7,208	(7)	(238,562)
Maintenance charges and mortality adjustments	(503)	(70)	(645)
Increase (decrease) in net assets from contract transactions	6,608	(77)	(248,533)
Total increase (decrease) in net assets	45,084	5,557	(186,460)
Net assets as of December 31, 2019	$168,051	$21,438	$155,600
Investment income (loss):
Dividend distributions	-	-	1,331
Investment Expenses:
Mortality and expense risk and administrative charges	(161)	(373)	(992)
Net investment income (loss)	(161)	(373)	339
Increase (decrease) in net assets from operations:
Capital gain distributions	-	945	-
Realized capital gain (loss) on investments	(31,379)	691	(11,127)
Change in unrealized appreciation (depreciation)	(20,797)	10,023	19,032
Net gain (loss) on investments	(52,176)	11,659	7,905
Net increase (decrease) in net assets from operations	(52,337)	11,286	8,244
Contract owner transactions:
Variable annuity deposits	-	-	7,311
Terminations, withdrawals and annuity payments	(211)	(4)	(5,203)
Transfers between subaccounts, net	(115,418)	(1,384)	1,524
Maintenance charges and mortality adjustments	(85)	(84)	(498)
Increase (decrease) in net assets from contract transactions	(115,714)	(1,472)	3,134
Total increase (decrease) in net assets	(168,051)	9,814	11,378
Net assets as of December 31, 2020	$-	$31,252	$166,978

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Redwood Managed Volatility	Royce Micro-Cap	Royce Opportunity
Net assets as of December 31, 2018	$2,853,427	$4,645,697	$1,757,371
Investment income (loss):
Dividend distributions	15,096	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(25,682)	(35,456)	(19,715)
Net investment income (loss)	(10,586)	(35,456)	(19,715)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	368,087	38,917
Realized capital gain (loss) on investments	(63,274)	(197,900)	(44,157)
Change in unrealized appreciation (depreciation)	226,191	629,663	516,581
Net gain (loss) on investments	162,917	799,850	511,341
Net increase (decrease) in net assets from operations	152,331	764,394	491,626
Contract owner transactions:
Variable annuity deposits	-	278,978	81,487
Terminations, withdrawals and annuity payments	(474,381)	(805,287)	(222,340)
Transfers between subaccounts, net	(1,317,548)	(715,361)	403,086
Maintenance charges and mortality adjustments	-	(20,057)	(4,615)
Increase (decrease) in net assets from contract transactions	(1,791,929)	(1,261,727)	257,618
Total increase (decrease) in net assets	(1,639,598)	(497,333)	749,244
Net assets as of December 31, 2019	$1,213,829	$4,148,364	$2,506,615
Investment income (loss):
Dividend distributions	19,126	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(9,072)	(32,891)	(19,779)
Net investment income (loss)	10,054	(32,891)	(19,779)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	51,619	-
Realized capital gain (loss) on investments	13,510	(1,000,725)	(81,016)
Change in unrealized appreciation (depreciation)	34,579	890,383	777,354
Net gain (loss) on investments	48,089	(58,723)	696,338
Net increase (decrease) in net assets from operations	58,143	(91,614)	676,559
Contract owner transactions:
Variable annuity deposits	-	193,350	82,451
Terminations, withdrawals and annuity payments	(69,176)	(397,658)	(172,569)
Transfers between subaccounts, net	(690,213)	161,882	52,194
Maintenance charges and mortality adjustments	(147)	(17,813)	(3,531)
Increase (decrease) in net assets from contract transactions	(759,536)	(60,239)	(41,455)
Total increase (decrease) in net assets	(701,393)	(151,853)	635,104
Net assets as of December 31, 2020	$512,436	$3,996,511	$3,141,719

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Royce Small-Cap Value	Rydex VIF Banking	Rydex VIF Basic Materials
Net assets as of December 31, 2018	$1,388,227	$1,178,828	$1,796,682
Investment income (loss):
Dividend distributions	7,404	12,136	-
Investment Expenses:
Mortality and expense risk and administrative charges	(12,029)	(13,574)	(23,330)
Net investment income (loss)	(4,625)	(1,438)	(23,330)
Increase (decrease) in net assets from operations:
Capital gain distributions	32,384	-	82,679
Realized capital gain (loss) on investments	(38,315)	(24,514)	(1,407)
Change in unrealized appreciation (depreciation)	229,787	325,658	266,881
Net gain (loss) on investments	223,856	301,144	348,153
Net increase (decrease) in net assets from operations	219,231	299,706	324,823
Contract owner transactions:
Variable annuity deposits	46,114	3,957	1,445
Terminations, withdrawals and annuity payments	(152,919)	(93,767)	(280,840)
Transfers between subaccounts, net	(228,678)	7,953	(160,271)
Maintenance charges and mortality adjustments	(3,487)	(6,529)	(10,318)
Increase (decrease) in net assets from contract transactions	(338,970)	(88,386)	(449,984)
Total increase (decrease) in net assets	(119,739)	211,320	(125,161)
Net assets as of December 31, 2019	$1,268,488	$1,390,148	$1,671,521
Investment income (loss):
Dividend distributions	17,810	4,958	19,691
Investment Expenses:
Mortality and expense risk and administrative charges	(8,359)	(7,116)	(20,446)
Net investment income (loss)	9,451	(2,158)	(755)
Increase (decrease) in net assets from operations:
Capital gain distributions	21,917	-	12,607
Realized capital gain (loss) on investments	(79,806)	(218,084)	15,461
Change in unrealized appreciation (depreciation)	(74,841)	(89,327)	270,252
Net gain (loss) on investments	(132,730)	(307,411)	298,320
Net increase (decrease) in net assets from operations	(123,279)	(309,569)	297,565
Contract owner transactions:
Variable annuity deposits	35,954	-	100,294
Terminations, withdrawals and annuity payments	(84,284)	(356,902)	(186,094)
Transfers between subaccounts, net	(42,288)	(164,908)	537,527
Maintenance charges and mortality adjustments	(2,491)	(3,563)	(8,411)
Increase (decrease) in net assets from contract transactions	(93,109)	(525,373)	443,316
Total increase (decrease) in net assets	(216,388)	(834,942)	740,881
Net assets as of December 31, 2020	$1,052,100	$555,206	$2,412,402

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products
Net assets as of December 31, 2018	$3,041,286	$460,996	$1,723,283
Investment income (loss):
Dividend distributions	-	3,692	16,671
Investment Expenses:
Mortality and expense risk and administrative charges	(37,928)	(3,505)	(23,042)
Net investment income (loss)	(37,928)	187	(6,371)
Increase (decrease) in net assets from operations:
Capital gain distributions	81,313	-	4,027
Realized capital gain (loss) on investments	41,479	(50,592)	3,242
Change in unrealized appreciation (depreciation)	507,540	98,667	331,673
Net gain (loss) on investments	630,332	48,075	338,942
Net increase (decrease) in net assets from operations	592,404	48,262	332,571
Contract owner transactions:
Variable annuity deposits	53,850	268	4,381
Terminations, withdrawals and annuity payments	(482,610)	(30,999)	(208,538)
Transfers between subaccounts, net	(257,987)	(260,599)	(105,116)
Maintenance charges and mortality adjustments	(18,519)	(1,446)	(11,012)
Increase (decrease) in net assets from contract transactions	(705,266)	(292,776)	(320,285)
Total increase (decrease) in net assets	(112,862)	(244,514)	12,286
Net assets as of December 31, 2019	$2,928,424	$216,482	$1,735,569
Investment income (loss):
Dividend distributions	-	1,643	15,067
Investment Expenses:
Mortality and expense risk and administrative charges	(39,493)	(2,209)	(22,136)
Net investment income (loss)	(39,493)	(566)	(7,069)
Increase (decrease) in net assets from operations:
Capital gain distributions	261,859	-	23,557
Realized capital gain (loss) on investments	209,088	(27,308)	1,602
Change in unrealized appreciation (depreciation)	236,543	(6,936)	89,651
Net gain (loss) on investments	707,490	(34,244)	114,810
Net increase (decrease) in net assets from operations	667,997	(34,810)	107,741
Contract owner transactions:
Variable annuity deposits	12,412	339	34,987
Terminations, withdrawals and annuity payments	(291,921)	(8,024)	(108,892)
Transfers between subaccounts, net	(11,793)	95,429	1,170,528
Maintenance charges and mortality adjustments	(19,369)	(950)	(9,100)
Increase (decrease) in net assets from contract transactions	(310,671)	86,794	1,087,523
Total increase (decrease) in net assets	357,326	51,984	1,195,264
Net assets as of December 31, 2020	$3,285,750	$268,466	$2,930,833

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Dow 2x Strategy (d)	Rydex VIF Electronics	Rydex VIF Energy
Net assets as of December 31, 2018	$2,122,376	$519,422	$1,354,441
Investment income (loss):
Dividend distributions	21,043	-	2,686
Investment Expenses:
Mortality and expense risk and administrative charges	(30,584)	(8,533)	(16,344)
Net investment income (loss)	(9,541)	(8,533)	(13,658)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	8,509	-
Realized capital gain (loss) on investments	213,244	38,247	(186,296)
Change in unrealized appreciation (depreciation)	824,876	246,345	283,423
Net gain (loss) on investments	1,038,120	293,101	97,127
Net increase (decrease) in net assets from operations	1,028,579	284,568	83,469
Contract owner transactions:
Variable annuity deposits	10,503	660	37,399
Terminations, withdrawals and annuity payments	(432,909)	(139,327)	(212,706)
Transfers between subaccounts, net	(413,475)	280,090	(175,499)
Maintenance charges and mortality adjustments	(12,136)	(5,566)	(8,688)
Increase (decrease) in net assets from contract transactions	(848,017)	135,857	(359,494)
Total increase (decrease) in net assets	180,562	420,425	(276,025)
Net assets as of December 31, 2019	$2,302,938	$939,847	$1,078,416
Investment income (loss):
Dividend distributions	19,451	-	15,727
Investment Expenses:
Mortality and expense risk and administrative charges	(25,060)	(9,410)	(13,637)
Net investment income (loss)	(5,609)	(9,410)	2,090
Increase (decrease) in net assets from operations:
Capital gain distributions	282,683	11,312	-
Realized capital gain (loss) on investments	(605,608)	78,298	(339,206)
Change in unrealized appreciation (depreciation)	(93,483)	236,969	74,672
Net gain (loss) on investments	(416,408)	326,579	(264,534)
Net increase (decrease) in net assets from operations	(422,017)	317,169	(262,444)
Contract owner transactions:
Variable annuity deposits	3,670	9,074	32,019
Terminations, withdrawals and annuity payments	(239,472)	(119,704)	(128,248)
Transfers between subaccounts, net	215,642	(96,217)	542,960
Maintenance charges and mortality adjustments	(8,951)	(5,880)	(5,172)
Increase (decrease) in net assets from contract transactions	(29,111)	(212,727)	441,559
Total increase (decrease) in net assets	(451,128)	104,442	179,115
Net assets as of December 31, 2020	$1,851,810	$1,044,289	$1,257,531

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy (d)	Rydex VIF Financial Services
Net assets as of December 31, 2018	$1,073,955	$632,660	$1,030,977
Investment income (loss):
Dividend distributions	-	7,803	9,222
Investment Expenses:
Mortality and expense risk and administrative charges	(11,347)	(9,109)	(13,187)
Net investment income (loss)	(11,347)	(1,306)	(3,965)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	43,099
Realized capital gain (loss) on investments	(703,013)	1,854	46,843
Change in unrealized appreciation (depreciation)	637,880	159,440	185,818
Net gain (loss) on investments	(65,133)	161,294	275,760
Net increase (decrease) in net assets from operations	(76,480)	159,988	271,795
Contract owner transactions:
Variable annuity deposits	2,430	3	6,552
Terminations, withdrawals and annuity payments	(70,417)	(116,551)	(111,874)
Transfers between subaccounts, net	(571,015)	47,159	137,604
Maintenance charges and mortality adjustments	(4,141)	(3,988)	(5,064)
Increase (decrease) in net assets from contract transactions	(643,143)	(73,377)	27,218
Total increase (decrease) in net assets	(719,623)	86,611	299,013
Net assets as of December 31, 2019	$354,332	$719,271	$1,329,990
Investment income (loss):
Dividend distributions	3,594	10,459	7,209
Investment Expenses:
Mortality and expense risk and administrative charges	(4,533)	(7,309)	(10,723)
Net investment income (loss)	(939)	3,150	(3,514)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	27,145
Realized capital gain (loss) on investments	(147,935)	(18,138)	(59,374)
Change in unrealized appreciation (depreciation)	71,302	(3,060)	8,700
Net gain (loss) on investments	(76,633)	(21,198)	(23,529)
Net increase (decrease) in net assets from operations	(77,572)	(18,048)	(27,043)
Contract owner transactions:
Variable annuity deposits	17,583	56	106,219
Terminations, withdrawals and annuity payments	(45,446)	(51,304)	(135,104)
Transfers between subaccounts, net	185,303	(10,677)	609,710
Maintenance charges and mortality adjustments	(1,495)	(3,108)	(4,481)
Increase (decrease) in net assets from contract transactions	155,945	(65,033)	576,344
Total increase (decrease) in net assets	78,373	(83,081)	549,301
Net assets as of December 31, 2020	$432,705	$636,190	$1,879,291

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Government Long Bond 1.2x Strategy (d)	Rydex VIF Health Care	Rydex VIF High Yield Strategy
Net assets as of December 31, 2018	$928,989	$4,518,730	$194,521
Investment income (loss):
Dividend distributions	11,469	-	38,979
Investment Expenses:
Mortality and expense risk and administrative charges	(12,169)	(48,465)	(14,703)
Net investment income (loss)	(700)	(48,465)	24,276
Increase (decrease) in net assets from operations:
Capital gain distributions	-	71,067	-
Realized capital gain (loss) on investments	156,998	172,670	28,055
Change in unrealized appreciation (depreciation)	(13,981)	516,133	31,800
Net gain (loss) on investments	143,017	759,870	59,855
Net increase (decrease) in net assets from operations	142,317	711,405	84,131
Contract owner transactions:
Variable annuity deposits	21,971	5,562	-
Terminations, withdrawals and annuity payments	(310,375)	(533,349)	(69,481)
Transfers between subaccounts, net	103,191	(1,189,266)	3,180,801
Maintenance charges and mortality adjustments	(6,631)	(23,770)	(3,628)
Increase (decrease) in net assets from contract transactions	(191,844)	(1,740,823)	3,107,692
Total increase (decrease) in net assets	(49,527)	(1,029,418)	3,191,823
Net assets as of December 31, 2019	$879,462	$3,489,312	$3,386,344
Investment income (loss):
Dividend distributions	1,957	-	1,394
Investment Expenses:
Mortality and expense risk and administrative charges	(20,203)	(45,641)	(3,360)
Net investment income (loss)	(18,246)	(45,641)	(1,966)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	104,591	112
Realized capital gain (loss) on investments	176,061	144,181	33,353
Change in unrealized appreciation (depreciation)	92,929	441,101	(27,693)
Net gain (loss) on investments	268,990	689,873	5,772
Net increase (decrease) in net assets from operations	250,744	644,232	3,806
Contract owner transactions:
Variable annuity deposits	29,235	12,813	-
Terminations, withdrawals and annuity payments	(240,945)	(236,153)	(2,221)
Transfers between subaccounts, net	449,536	902,567	(3,364,791)
Maintenance charges and mortality adjustments	(5,804)	(22,439)	(19)
Increase (decrease) in net assets from contract transactions	232,022	656,788	(3,367,031)
Total increase (decrease) in net assets	482,766	1,301,020	(3,363,225)
Net assets as of December 31, 2020	$1,362,228	$4,790,332	$23,119

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Internet	Rydex VIF Inverse Dow 2x Strategy (d)	Rydex VIF Inverse Government Long Bond Strategy (d)
Net assets as of December 31, 2018	$2,076,324	$289,726	$676,145
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(31,070)	(2,748)	(4,899)
Net investment income (loss)	(31,070)	(2,748)	(4,899)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	132,331	(98,439)	(31,966)
Change in unrealized appreciation (depreciation)	378,395	(4,107)	(32,824)
Net gain (loss) on investments	510,726	(102,546)	(64,790)
Net increase (decrease) in net assets from operations	479,656	(105,294)	(69,689)
Contract owner transactions:
Variable annuity deposits	106,800	6,559	205
Terminations, withdrawals and annuity payments	(515,910)	(118,550)	(33,414)
Transfers between subaccounts, net	188,192	59,063	(208,248)
Maintenance charges and mortality adjustments	(15,056)	(4,760)	(1,610)
Increase (decrease) in net assets from contract transactions	(235,974)	(57,688)	(243,067)
Total increase (decrease) in net assets	243,682	(162,982)	(312,756)
Net assets as of December 31, 2019	$2,320,006	$126,744	$363,389
Investment income (loss):
Dividend distributions	-	4,916	691
Investment Expenses:
Mortality and expense risk and administrative charges	(26,987)	(4,651)	(3,060)
Net investment income (loss)	(26,987)	265	(2,369)
Increase (decrease) in net assets from operations:
Capital gain distributions	31,295	-	-
Realized capital gain (loss) on investments	318,557	(480,635)	(88,764)
Change in unrealized appreciation (depreciation)	580,243	(112,637)	8,360
Net gain (loss) on investments	930,095	(593,272)	(80,404)
Net increase (decrease) in net assets from operations	903,108	(593,007)	(82,773)
Contract owner transactions:
Variable annuity deposits	47,879	330	577
Terminations, withdrawals and annuity payments	(237,890)	(132,430)	(18,616)
Transfers between subaccounts, net	171,641	864,087	(8,463)
Maintenance charges and mortality adjustments	(13,540)	(1,294)	(1,010)
Increase (decrease) in net assets from contract transactions	(31,910)	730,693	(27,512)
Total increase (decrease) in net assets	871,198	137,686	(110,285)
Net assets as of December 31, 2020	$3,191,204	$264,430	$253,104

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Inverse Mid-Cap Strategy (d)	Rydex VIF Inverse NASDAQ-100® Strategy (d)	Rydex VIF Inverse Russell 2000® Strategy (d)
Net assets as of December 31, 2018	$12,075	$114,538	$90,188
Investment income (loss):
Dividend distributions	43	662	385
Investment Expenses:
Mortality and expense risk and administrative charges	(199)	(1,785)	(625)
Net investment income (loss)	(156)	(1,123)	(240)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(1,949)	(7,115)	(10,908)
Change in unrealized appreciation (depreciation)	(1,142)	(9,382)	(4,347)
Net gain (loss) on investments	(3,091)	(16,497)	(15,255)
Net increase (decrease) in net assets from operations	(3,247)	(17,620)	(15,495)
Contract owner transactions:
Variable annuity deposits	4,086	7,157	183
Terminations, withdrawals and annuity payments	(2,761)	(6,431)	(6,370)
Transfers between subaccounts, net	380	(32,712)	(40,076)
Maintenance charges and mortality adjustments	(109)	(1,034)	(328)
Increase (decrease) in net assets from contract transactions	1,596	(33,020)	(46,591)
Total increase (decrease) in net assets	(1,651)	(50,640)	(62,086)
Net assets as of December 31, 2019	$10,424	$63,898	$28,102
Investment income (loss):
Dividend distributions	100	4,887	871
Investment Expenses:
Mortality and expense risk and administrative charges	(155)	(1,179)	(1,271)
Net investment income (loss)	(55)	3,708	(400)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(730)	(152,555)	(42,802)
Change in unrealized appreciation (depreciation)	(1,294)	(751)	(46,485)
Net gain (loss) on investments	(2,024)	(153,306)	(89,287)
Net increase (decrease) in net assets from operations	(2,079)	(149,598)	(89,687)
Contract owner transactions:
Variable annuity deposits	-	106,449	109
Terminations, withdrawals and annuity payments	(917)	(192,069)	(4,874)
Transfers between subaccounts, net	1,006	223,081	137,232
Maintenance charges and mortality adjustments	(72)	(475)	(930)
Increase (decrease) in net assets from contract transactions	17	136,986	131,537
Total increase (decrease) in net assets	(2,062)	(12,612)	41,850
Net assets as of December 31, 2020	$8,362	$51,286	$69,952

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Inverse S&P 500 Strategy (d)	Rydex VIF Japan 2x Strategy (d)	Rydex VIF Leisure
Net assets as of December 31, 2018	$176,961	$431,332	$552,940
Investment income (loss):
Dividend distributions	2,536	6,439	1,664
Investment Expenses:
Mortality and expense risk and administrative charges	(2,933)	(6,026)	(7,288)
Net investment income (loss)	(397)	413	(5,624)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	6,663
Realized capital gain (loss) on investments	(8,100)	(38,549)	10,968
Change in unrealized appreciation (depreciation)	(25,041)	180,854	119,119
Net gain (loss) on investments	(33,141)	142,305	136,750
Net increase (decrease) in net assets from operations	(33,538)	142,718	131,126
Contract owner transactions:
Variable annuity deposits	8	262	751
Terminations, withdrawals and annuity payments	(17,809)	(52,459)	(37,957)
Transfers between subaccounts, net	79,556	59,351	(146,367)
Maintenance charges and mortality adjustments	(865)	(3,957)	(3,604)
Increase (decrease) in net assets from contract transactions	60,890	3,197	(187,177)
Total increase (decrease) in net assets	27,352	145,915	(56,051)
Net assets as of December 31, 2019	$204,313	$577,247	$496,889
Investment income (loss):
Dividend distributions	4,265	5,153	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,289)	(5,952)	(5,131)
Net investment income (loss)	976	(799)	(5,131)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	17,240
Realized capital gain (loss) on investments	(109,165)	18,552	2,301
Change in unrealized appreciation (depreciation)	(16,074)	143,231	46,167
Net gain (loss) on investments	(125,239)	161,783	65,708
Net increase (decrease) in net assets from operations	(124,263)	160,984	60,577
Contract owner transactions:
Variable annuity deposits	189	3,177	1,480
Terminations, withdrawals and annuity payments	(192,662)	(29,505)	(64,909)
Transfers between subaccounts, net	298,718	(217,445)	(19,894)
Maintenance charges and mortality adjustments	(1,435)	(4,063)	(3,071)
Increase (decrease) in net assets from contract transactions	104,810	(247,836)	(86,394)
Total increase (decrease) in net assets	(19,453)	(86,852)	(25,817)
Net assets as of December 31, 2020	$184,860	$490,395	$471,072

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Mid-Cap 1.5x Strategy (d)	Rydex VIF NASDAQ-100®	Rydex VIF NASDAQ-100® 2x Strategy (d)
Net assets as of December 31, 2018	$1,693,603	$5,121,966	$10,921,698
Investment income (loss):
Dividend distributions	12,316	7,793	24,093
Investment Expenses:
Mortality and expense risk and administrative charges	(19,179)	(80,472)	(179,213)
Net investment income (loss)	(6,863)	(72,679)	(155,120)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	140,908	-
Realized capital gain (loss) on investments	(153,837)	572,218	5,750,755
Change in unrealized appreciation (depreciation)	591,555	1,187,265	3,028,727
Net gain (loss) on investments	437,718	1,900,391	8,779,482
Net increase (decrease) in net assets from operations	430,855	1,827,712	8,624,362
Contract owner transactions:
Variable annuity deposits	2,208	194,788	44,189
Terminations, withdrawals and annuity payments	(339,492)	(893,943)	(733,670)
Transfers between subaccounts, net	(473,643)	5,550,278	(8,504,560)
Maintenance charges and mortality adjustments	(8,018)	(35,223)	(104,646)
Increase (decrease) in net assets from contract transactions	(818,945)	4,815,900	(9,298,687)
Total increase (decrease) in net assets	(388,090)	6,643,612	(674,325)
Net assets as of December 31, 2019	$1,305,513	$11,765,578	$10,247,373
Investment income (loss):
Dividend distributions	7,767	36,032	26,371
Investment Expenses:
Mortality and expense risk and administrative charges	(11,226)	(124,116)	(150,570)
Net investment income (loss)	(3,459)	(88,084)	(124,199)
Increase (decrease) in net assets from operations:
Capital gain distributions	28,950	1,437,876	1,899,346
Realized capital gain (loss) on investments	(220,594)	960,627	4,333,122
Change in unrealized appreciation (depreciation)	136,749	472,552	2,778,319
Net gain (loss) on investments	(54,895)	2,871,055	9,010,787
Net increase (decrease) in net assets from operations	(58,354)	2,782,971	8,886,588
Contract owner transactions:
Variable annuity deposits	23,474	20,902	291,062
Terminations, withdrawals and annuity payments	(148,105)	(771,026)	(835,556)
Transfers between subaccounts, net	(65,675)	(6,760,677)	(4,490,760)
Maintenance charges and mortality adjustments	(5,144)	(60,016)	(75,263)
Increase (decrease) in net assets from contract transactions	(195,450)	(7,570,817)	(5,110,517)
Total increase (decrease) in net assets	(253,804)	(4,787,846)	3,776,071
Net assets as of December 31, 2020	$1,051,709	$6,977,732	$14,023,444

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Nova (d)	Rydex VIF Precious Metals	Rydex VIF Real Estate
Net assets as of December 31, 2018	$1,932,670	$2,730,591	$2,970,457
Investment income (loss):
Dividend distributions	28,450	-	98,798
Investment Expenses:
Mortality and expense risk and administrative charges	(30,388)	(41,104)	(53,821)
Net investment income (loss)	(1,938)	(41,104)	44,977
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	48,747
Realized capital gain (loss) on investments	95,064	8,336	144,314
Change in unrealized appreciation (depreciation)	635,509	1,364,761	515,269
Net gain (loss) on investments	730,573	1,373,097	708,330
Net increase (decrease) in net assets from operations	728,635	1,331,993	753,307
Contract owner transactions:
Variable annuity deposits	209	33,016	99,712
Terminations, withdrawals and annuity payments	(301,498)	(371,012)	(737,471)
Transfers between subaccounts, net	423,747	547,840	1,780,118
Maintenance charges and mortality adjustments	(13,212)	(17,195)	(25,004)
Increase (decrease) in net assets from contract transactions	109,246	192,649	1,117,355
Total increase (decrease) in net assets	837,881	1,524,642	1,870,662
Net assets as of December 31, 2019	$2,770,551	$4,255,233	$4,841,119
Investment income (loss):
Dividend distributions	14,861	219,780	94,355
Investment Expenses:
Mortality and expense risk and administrative charges	(26,011)	(58,512)	(33,387)
Net investment income (loss)	(11,150)	161,268	60,968
Increase (decrease) in net assets from operations:
Capital gain distributions	174,336	-	87,439
Realized capital gain (loss) on investments	210,669	365,483	6,123
Change in unrealized appreciation (depreciation)	837	298,324	(301,356)
Net gain (loss) on investments	385,842	663,807	(207,794)
Net increase (decrease) in net assets from operations	374,692	825,075	(146,826)
Contract owner transactions:
Variable annuity deposits	-	117,968	4,533
Terminations, withdrawals and annuity payments	(531,562)	(646,860)	(335,579)
Transfers between subaccounts, net	(213,697)	184,253	(2,152,044)
Maintenance charges and mortality adjustments	(11,351)	(21,885)	(15,665)
Increase (decrease) in net assets from contract transactions	(756,610)	(366,524)	(2,498,755)
Total increase (decrease) in net assets	(381,918)	458,551	(2,645,581)
Net assets as of December 31, 2020	$2,388,633	$4,713,784	$2,195,538

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Retailing	Rydex VIF Russell 2000® 1.5x Strategy (d)	Rydex VIF Russell 2000® 2x Strategy (d)
Net assets as of December 31, 2018	$880,385	$774,642	$1,103,418
Investment income (loss):
Dividend distributions	-	-	6,124
Investment Expenses:
Mortality and expense risk and administrative charges	(10,984)	(10,281)	(20,327)
Net investment income (loss)	(10,984)	(10,281)	(14,203)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	33,142	(5,832)	(240,816)
Change in unrealized appreciation (depreciation)	167,426	260,178	552,340
Net gain (loss) on investments	200,568	254,346	311,524
Net increase (decrease) in net assets from operations	189,584	244,065	297,321
Contract owner transactions:
Variable annuity deposits	58,954	451	5,380
Terminations, withdrawals and annuity payments	(54,081)	(75,226)	(169,108)
Transfers between subaccounts, net	(252,492)	(148,491)	150,475
Maintenance charges and mortality adjustments	(4,497)	(5,818)	(11,299)
Increase (decrease) in net assets from contract transactions	(252,116)	(229,084)	(24,552)
Total increase (decrease) in net assets	(62,532)	14,981	272,769
Net assets as of December 31, 2019	$817,853	$789,623	$1,376,187
Investment income (loss):
Dividend distributions	-	-	13,749
Investment Expenses:
Mortality and expense risk and administrative charges	(8,565)	(11,417)	(30,306)
Net investment income (loss)	(8,565)	(11,417)	(16,557)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	21,807	-
Realized capital gain (loss) on investments	75,493	360,338	545,288
Change in unrealized appreciation (depreciation)	179,828	169,047	450,021
Net gain (loss) on investments	255,321	551,192	995,309
Net increase (decrease) in net assets from operations	246,756	539,775	978,752
Contract owner transactions:
Variable annuity deposits	15	-	37,698
Terminations, withdrawals and annuity payments	(31,950)	(53,451)	(229,927)
Transfers between subaccounts, net	113,920	111,848	10,228,694
Maintenance charges and mortality adjustments	(4,473)	(8,028)	(14,171)
Increase (decrease) in net assets from contract transactions	77,512	50,369	10,022,294
Total increase (decrease) in net assets	324,268	590,144	11,001,046
Net assets as of December 31, 2020	$1,142,121	$1,379,767	$12,377,233

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF S&P 500 2x Strategy (d)	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value
Net assets as of December 31, 2018	$3,454,861	$5,400,259	$6,322,659
Investment income (loss):
Dividend distributions	-	-	59,158
Investment Expenses:
Mortality and expense risk and administrative charges	(52,774)	(65,688)	(91,014)
Net investment income (loss)	(52,774)	(65,688)	(31,856)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	117,388	88,678
Realized capital gain (loss) on investments	1,556,096	181,483	(56,313)
Change in unrealized appreciation (depreciation)	1,232,618	911,250	1,457,281
Net gain (loss) on investments	2,788,714	1,210,121	1,489,646
Net increase (decrease) in net assets from operations	2,735,940	1,144,433	1,457,790
Contract owner transactions:
Variable annuity deposits	18,816	33,219	64,903
Terminations, withdrawals and annuity payments	(577,226)	(791,545)	(913,019)
Transfers between subaccounts, net	(914,995)	(565,530)	1,552,382
Maintenance charges and mortality adjustments	(18,062)	(26,670)	(42,481)
Increase (decrease) in net assets from contract transactions	(1,491,467)	(1,350,526)	661,785
Total increase (decrease) in net assets	1,244,473	(206,093)	2,119,575
Net assets as of December 31, 2019	$4,699,334	$5,194,166	$8,442,234
Investment income (loss):
Dividend distributions	54,349	-	115,343
Investment Expenses:
Mortality and expense risk and administrative charges	(63,372)	(48,369)	(65,791)
Net investment income (loss)	(9,023)	(48,369)	49,552
Increase (decrease) in net assets from operations:
Capital gain distributions	1,304,937	786,530	443,259
Realized capital gain (loss) on investments	(239,414)	22,319	(170,501)
Change in unrealized appreciation (depreciation)	58,737	45,453	317,300
Net gain (loss) on investments	1,124,260	854,302	590,058
Net increase (decrease) in net assets from operations	1,115,237	805,933	639,610
Contract owner transactions:
Variable annuity deposits	31,533	15,703	24,839
Terminations, withdrawals and annuity payments	(321,913)	(384,699)	(727,524)
Transfers between subaccounts, net	(1,450,154)	(1,681,959)	34,976
Maintenance charges and mortality adjustments	(28,940)	(21,039)	(32,759)
Increase (decrease) in net assets from contract transactions	(1,769,474)	(2,071,994)	(700,468)
Total increase (decrease) in net assets	(654,237)	(1,266,061)	(60,858)
Net assets as of December 31, 2020	$4,045,097	$3,928,105	$8,381,376

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth
Net assets as of December 31, 2018	$2,725,305	$1,122,304	$3,105,745
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(33,291)	(18,739)	(27,426)
Net investment income (loss)	(33,291)	(18,739)	(27,426)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(127,557)	(179,308)	(238,756)
Change in unrealized appreciation (depreciation)	506,262	386,790	547,988
Net gain (loss) on investments	378,705	207,482	309,232
Net increase (decrease) in net assets from operations	345,414	188,743	281,806
Contract owner transactions:
Variable annuity deposits	84,834	47,104	87,006
Terminations, withdrawals and annuity payments	(422,116)	(198,733)	(363,978)
Transfers between subaccounts, net	(400,524)	244,455	(1,216,160)
Maintenance charges and mortality adjustments	(15,838)	(7,345)	(12,114)
Increase (decrease) in net assets from contract transactions	(753,644)	85,481	(1,505,246)
Total increase (decrease) in net assets	(408,230)	274,224	(1,223,440)
Net assets as of December 31, 2019	$2,317,075	$1,396,528	$1,882,305
Investment income (loss):
Dividend distributions	-	4,318	-
Investment Expenses:
Mortality and expense risk and administrative charges	(28,759)	(12,194)	(19,456)
Net investment income (loss)	(28,759)	(7,876)	(19,456)
Increase (decrease) in net assets from operations:
Capital gain distributions	104,336	39,647	73,038
Realized capital gain (loss) on investments	10,211	(53,802)	(136,198)
Change in unrealized appreciation (depreciation)	597,951	106,729	345,166
Net gain (loss) on investments	712,498	92,574	282,006
Net increase (decrease) in net assets from operations	683,739	84,698	262,550
Contract owner transactions:
Variable annuity deposits	122,916	103,655	8,971
Terminations, withdrawals and annuity payments	(346,537)	(132,301)	(181,057)
Transfers between subaccounts, net	363,832	1,314,673	852,427
Maintenance charges and mortality adjustments	(11,649)	(7,565)	(8,713)
Increase (decrease) in net assets from contract transactions	128,562	1,278,462	671,628
Total increase (decrease) in net assets	812,301	1,363,160	934,178
Net assets as of December 31, 2020	$3,129,376	$2,759,688	$2,816,483

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy (d)	Rydex VIF Technology
Net assets as of December 31, 2018	$1,237,373	$494,924	$2,926,094
Investment income (loss):
Dividend distributions	3,734	4,144	-
Investment Expenses:
Mortality and expense risk and administrative charges	(16,105)	(5,673)	(48,519)
Net investment income (loss)	(12,371)	(1,529)	(48,519)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	130,532
Realized capital gain (loss) on investments	(24,726)	20,316	269,878
Change in unrealized appreciation (depreciation)	300,795	1,778	762,488
Net gain (loss) on investments	276,069	22,094	1,162,898
Net increase (decrease) in net assets from operations	263,698	20,565	1,114,379
Contract owner transactions:
Variable annuity deposits	32,171	6,149	32,390
Terminations, withdrawals and annuity payments	(203,562)	(147,434)	(469,196)
Transfers between subaccounts, net	(175,452)	(126,023)	596,764
Maintenance charges and mortality adjustments	(6,907)	(5,352)	(21,132)
Increase (decrease) in net assets from contract transactions	(353,750)	(272,660)	138,826
Total increase (decrease) in net assets	(90,052)	(252,095)	1,253,205
Net assets as of December 31, 2019	$1,147,321	$242,829	$4,179,299
Investment income (loss):
Dividend distributions	-	5,836	-
Investment Expenses:
Mortality and expense risk and administrative charges	(9,239)	(6,842)	(49,445)
Net investment income (loss)	(9,239)	(1,006)	(49,445)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	98,254
Realized capital gain (loss) on investments	(149,724)	(9,388)	555,378
Change in unrealized appreciation (depreciation)	53,537	(111,313)	1,034,881
Net gain (loss) on investments	(96,187)	(120,701)	1,688,513
Net increase (decrease) in net assets from operations	(105,426)	(121,707)	1,639,068
Contract owner transactions:
Variable annuity deposits	81,627	351	43,814
Terminations, withdrawals and annuity payments	(124,813)	(56,422)	(322,308)
Transfers between subaccounts, net	1,424,673	546,419	(715,627)
Maintenance charges and mortality adjustments	(6,905)	(1,815)	(20,772)
Increase (decrease) in net assets from contract transactions	1,374,582	488,533	(1,014,893)
Total increase (decrease) in net assets	1,269,156	366,826	624,175
Net assets as of December 31, 2020	$2,416,477	$609,655	$4,803,474

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Telecommunications	Rydex VIF Transportation	Rydex VIF U.S. Government Money Market (c)
Net assets as of December 31, 2018	$656,865	$451,418	$78,108,112
Investment income (loss):
Dividend distributions	-	-	484,615
Investment Expenses:
Mortality and expense risk and administrative charges	(9,207)	(4,515)	(669,518)
Net investment income (loss)	(9,207)	(4,515)	(184,903)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	135	-
Realized capital gain (loss) on investments	206	(24,361)	(1)
Change in unrealized appreciation (depreciation)	75,595	99,809	-
Net gain (loss) on investments	75,801	75,583	(1)
Net increase (decrease) in net assets from operations	66,594	71,068	(184,904)
Contract owner transactions:
Variable annuity deposits	-	61	5,180,344
Terminations, withdrawals and annuity payments	(18,109)	(44,470)	(12,462,946)
Transfers between subaccounts, net	(9,743)	(153,843)	(26,500,076)
Maintenance charges and mortality adjustments	(4,100)	(2,315)	(178,747)
Increase (decrease) in net assets from contract transactions	(31,952)	(200,567)	(33,961,425)
Total increase (decrease) in net assets	34,642	(129,499)	(34,146,329)
Net assets as of December 31, 2019	$691,507	$321,919	$43,961,783
Investment income (loss):
Dividend distributions	6,266	529	29,276
Investment Expenses:
Mortality and expense risk and administrative charges	(8,093)	(4,257)	(651,919)
Net investment income (loss)	(1,827)	(3,728)	(622,643)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	10,111	3,417
Realized capital gain (loss) on investments	1,954	1,018	(1)
Change in unrealized appreciation (depreciation)	39,029	111,865	1
Net gain (loss) on investments	40,983	122,994	3,417
Net increase (decrease) in net assets from operations	39,156	119,266	(619,226)
Contract owner transactions:
Variable annuity deposits	1,543	911	6,045,495
Terminations, withdrawals and annuity payments	(20,895)	(12,342)	(8,227,639)
Transfers between subaccounts, net	(84,596)	199,704	7,675,979
Maintenance charges and mortality adjustments	(3,671)	(2,243)	(185,904)
Increase (decrease) in net assets from contract transactions	(107,619)	186,030	5,307,931
Total increase (decrease) in net assets	(68,463)	305,296	4,688,705
Net assets as of December 31, 2020	$623,044	$627,215	$48,650,488

(c) Liquidation. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy (d)	T. Rowe Price Blue Chip Growth
Net assets as of December 31, 2018	$3,860,800	$204,976	$2,456,867
Investment income (loss):
Dividend distributions	12,346	1,724	-
Investment Expenses:
Mortality and expense risk and administrative charges	(65,502)	(2,363)	(21,951)
Net investment income (loss)	(53,156)	(639)	(21,951)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	73,086
Realized capital gain (loss) on investments	382,802	(21,828)	368,397
Change in unrealized appreciation (depreciation)	512,344	10,069	250,188
Net gain (loss) on investments	895,146	(11,759)	691,671
Net increase (decrease) in net assets from operations	841,990	(12,398)	669,720
Contract owner transactions:
Variable annuity deposits	376,560	-	198,507
Terminations, withdrawals and annuity payments	(860,583)	(20,532)	(401,912)
Transfers between subaccounts, net	1,242,122	(7,839)	(116,084)
Maintenance charges and mortality adjustments	(24,574)	(1,114)	(810)
Increase (decrease) in net assets from contract transactions	733,525	(29,485)	(320,299)
Total increase (decrease) in net assets	1,575,515	(41,883)	349,421
Net assets as of December 31, 2019	$5,436,315	$163,093	$2,806,288
Investment income (loss):
Dividend distributions	74,092	645	-
Investment Expenses:
Mortality and expense risk and administrative charges	(50,300)	(1,961)	(19,075)
Net investment income (loss)	23,792	(1,316)	(19,075)
Increase (decrease) in net assets from operations:
Capital gain distributions	65,388	-	81,025
Realized capital gain (loss) on investments	91,734	(3,971)	164,583
Change in unrealized appreciation (depreciation)	(544,054)	17,322	327,519
Net gain (loss) on investments	(386,932)	13,351	573,127
Net increase (decrease) in net assets from operations	(363,140)	12,035	554,052
Contract owner transactions:
Variable annuity deposits	148,973	5	247,763
Terminations, withdrawals and annuity payments	(354,602)	(8,259)	(276,280)
Transfers between subaccounts, net	(1,086,493)	1,272	(634,897)
Maintenance charges and mortality adjustments	(17,612)	(836)	(1,183)
Increase (decrease) in net assets from contract transactions	(1,309,734)	(7,818)	(664,597)
Total increase (decrease) in net assets	(1,672,874)	4,217	(110,545)
Net assets as of December 31, 2020	$3,763,441	$167,310	$2,695,743

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	T. Rowe Price Capital Appreciation	T. Rowe Price Equity Income	T. Rowe Price Growth Stock
Net assets as of December 31, 2018	$6,969,674	$440,772	$5,910,162
Investment income (loss):
Dividend distributions	95,458	10,712	-
Investment Expenses:
Mortality and expense risk and administrative charges	(69,596)	(4,207)	(59,537)
Net investment income (loss)	25,862	6,505	(59,537)
Increase (decrease) in net assets from operations:
Capital gain distributions	327,985	36,031	117,333
Realized capital gain (loss) on investments	184,560	(7,409)	234,804
Change in unrealized appreciation (depreciation)	1,004,525	90,242	1,359,841
Net gain (loss) on investments	1,517,070	118,864	1,711,978
Net increase (decrease) in net assets from operations	1,542,932	125,369	1,652,441
Contract owner transactions:
Variable annuity deposits	172,694	-	282,504
Terminations, withdrawals and annuity payments	(1,014,156)	(106,245)	(770,089)
Transfers between subaccounts, net	332,675	148,879	(176,600)
Maintenance charges and mortality adjustments	(20,008)	(12)	(19,274)
Increase (decrease) in net assets from contract transactions	(528,795)	42,622	(683,459)
Total increase (decrease) in net assets	1,014,137	167,991	968,982
Net assets as of December 31, 2019	$7,983,811	$608,763	$6,879,144
Investment income (loss):
Dividend distributions	66,340	10,845	-
Investment Expenses:
Mortality and expense risk and administrative charges	(69,485)	(3,826)	(63,824)
Net investment income (loss)	(3,145)	7,019	(63,824)
Increase (decrease) in net assets from operations:
Capital gain distributions	513,027	11,622	261,237
Realized capital gain (loss) on investments	291,587	(8,987)	393,232
Change in unrealized appreciation (depreciation)	342,154	(14,207)	1,575,268
Net gain (loss) on investments	1,146,768	(11,572)	2,229,737
Net increase (decrease) in net assets from operations	1,143,623	(4,553)	2,165,913
Contract owner transactions:
Variable annuity deposits	202,697	60	194,643
Terminations, withdrawals and annuity payments	(847,503)	(10,784)	(816,517)
Transfers between subaccounts, net	(444,344)	(46,990)	(281,268)
Maintenance charges and mortality adjustments	(19,650)	(172)	(20,604)
Increase (decrease) in net assets from contract transactions	(1,108,800)	(57,886)	(923,746)
Total increase (decrease) in net assets	34,823	(62,439)	1,242,167
Net assets as of December 31, 2020	$8,018,634	$546,324	$8,121,311

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	T. Rowe Price Retirement 2010
Net assets as of December 31, 2018	$7,368,834	$173,840	$1,332
Investment income (loss):
Dividend distributions	-	942	26
Investment Expenses:
Mortality and expense risk and administrative charges	(68,263)	(528)	(14)
Net investment income (loss)	(68,263)	414	12
Increase (decrease) in net assets from operations:
Capital gain distributions	411,912	-	33
Realized capital gain (loss) on investments	116,939	(252)	2
Change in unrealized appreciation (depreciation)	1,597,764	1,052	146
Net gain (loss) on investments	2,126,615	800	181
Net increase (decrease) in net assets from operations	2,058,352	1,214	193
Contract owner transactions:
Variable annuity deposits	1,169,554	-	-
Terminations, withdrawals and annuity payments	(1,091,651)	(22,433)	-
Transfers between subaccounts, net	(27,213)	(111,477)	-
Maintenance charges and mortality adjustments	(25,672)	(24)	(5)
Increase (decrease) in net assets from contract transactions	25,018	(133,934)	(5)
Total increase (decrease) in net assets	2,083,370	(132,720)	188
Net assets as of December 31, 2019	$9,452,204	$41,120	$1,520
Investment income (loss):
Dividend distributions	-	715	21
Investment Expenses:
Mortality and expense risk and administrative charges	(83,848)	(493)	(14)
Net investment income (loss)	(83,848)	222	7
Increase (decrease) in net assets from operations:
Capital gain distributions	722,303	-	126
Realized capital gain (loss) on investments	365,692	15	2
Change in unrealized appreciation (depreciation)	1,736,472	1,076	21
Net gain (loss) on investments	2,824,467	1,091	149
Net increase (decrease) in net assets from operations	2,740,619	1,313	156
Contract owner transactions:
Variable annuity deposits	658,723	40,483	-
Terminations, withdrawals and annuity payments	(728,849)	(744)	-
Transfers between subaccounts, net	897,308	517	-
Maintenance charges and mortality adjustments	(24,035)	(33)	(5)
Increase (decrease) in net assets from contract transactions	803,147	40,223	(5)
Total increase (decrease) in net assets	3,543,766	41,536	151
Net assets as of December 31, 2020	$12,995,970	$82,656	$1,671

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	T. Rowe Price Retirement 2015	T. Rowe Price Retirement 2020	T. Rowe Price Retirement 2025
Net assets as of December 31, 2018	$21,417	$79,666	$69,903
Investment income (loss):
Dividend distributions	2,170	1,662	1,091
Investment Expenses:
Mortality and expense risk and administrative charges	(1,016)	(850)	(641)
Net investment income (loss)	1,154	812	450
Increase (decrease) in net assets from operations:
Capital gain distributions	3,819	3,417	2,100
Realized capital gain (loss) on investments	55	93	691
Change in unrealized appreciation (depreciation)	9,540	10,539	9,573
Net gain (loss) on investments	13,414	14,049	12,364
Net increase (decrease) in net assets from operations	14,568	14,861	12,814
Contract owner transactions:
Variable annuity deposits	11,866	13,056	3,232
Terminations, withdrawals and annuity payments	(289)	(998)	(13,491)
Transfers between subaccounts, net	82,837	-	1,940
Maintenance charges and mortality adjustments	(53)	(403)	(440)
Increase (decrease) in net assets from contract transactions	94,361	11,655	(8,759)
Total increase (decrease) in net assets	108,929	26,516	4,055
Net assets as of December 31, 2019	$130,346	$106,182	$73,958
Investment income (loss):
Dividend distributions	1,814	1,531	610
Investment Expenses:
Mortality and expense risk and administrative charges	(1,222)	(1,057)	(554)
Net investment income (loss)	592	474	56
Increase (decrease) in net assets from operations:
Capital gain distributions	10,504	10,718	2,441
Realized capital gain (loss) on investments	482	13	(789)
Change in unrealized appreciation (depreciation)	3,810	4,310	3,275
Net gain (loss) on investments	14,796	15,041	4,927
Net increase (decrease) in net assets from operations	15,388	15,515	4,983
Contract owner transactions:
Variable annuity deposits	12,355	11,488	1,827
Terminations, withdrawals and annuity payments	(321)	(271)	(15,581)
Transfers between subaccounts, net	(4,563)	6,500	-
Maintenance charges and mortality adjustments	(54)	(479)	(964)
Increase (decrease) in net assets from contract transactions	7,417	17,238	(14,718)
Total increase (decrease) in net assets	22,805	32,753	(9,735)
Net assets as of December 31, 2020	$153,151	$138,935	$64,223

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	T. Rowe Price Retirement 2030	T. Rowe Price Retirement 2035	T. Rowe Price Retirement 2040
Net assets as of December 31, 2018	$104,193	$26,321	$108,067
Investment income (loss):
Dividend distributions	2,368	761	534
Investment Expenses:
Mortality and expense risk and administrative charges	(1,380)	(366)	(439)
Net investment income (loss)	988	395	95
Increase (decrease) in net assets from operations:
Capital gain distributions	6,051	2,346	2,066
Realized capital gain (loss) on investments	20	35	(4,977)
Change in unrealized appreciation (depreciation)	19,534	5,147	15,274
Net gain (loss) on investments	25,605	7,528	12,363
Net increase (decrease) in net assets from operations	26,593	7,923	12,458
Contract owner transactions:
Variable annuity deposits	23,399	5,402	2,489
Terminations, withdrawals and annuity payments	-	-	(74,216)
Transfers between subaccounts, net	23,376	23,015	-
Maintenance charges and mortality adjustments	(293)	(220)	(321)
Increase (decrease) in net assets from contract transactions	46,482	28,197	(72,048)
Total increase (decrease) in net assets	73,075	36,120	(59,590)
Net assets as of December 31, 2019	$177,268	$62,441	$48,477
Investment income (loss):
Dividend distributions	1,771	1,528	345
Investment Expenses:
Mortality and expense risk and administrative charges	(1,693)	(756)	(462)
Net investment income (loss)	78	772	(117)
Increase (decrease) in net assets from operations:
Capital gain distributions	9,547	8,952	2,714
Realized capital gain (loss) on investments	55	67	22
Change in unrealized appreciation (depreciation)	18,824	7,654	6,285
Net gain (loss) on investments	28,426	16,673	9,021
Net increase (decrease) in net assets from operations	28,504	17,445	8,904
Contract owner transactions:
Variable annuity deposits	20,561	6,997	3,780
Terminations, withdrawals and annuity payments	-	(437)	-
Transfers between subaccounts, net	(86)	151,998	6,387
Maintenance charges and mortality adjustments	(307)	(353)	(205)
Increase (decrease) in net assets from contract transactions	20,168	158,205	9,962
Total increase (decrease) in net assets	48,672	175,650	18,866
Net assets as of December 31, 2020	$225,940	$238,091	$67,343

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	T. Rowe Price Retirement 2045	T. Rowe Price Retirement 2050	T. Rowe Price Retirement 2055
Net assets as of December 31, 2018	$-	$1,600	$31,037
Investment income (loss):
Dividend distributions	10	31	407
Investment Expenses:
Mortality and expense risk and administrative charges	(3)	(23)	(324)
Net investment income (loss)	7	8	83
Increase (decrease) in net assets from operations:
Capital gain distributions	41	127	1,461
Realized capital gain (loss) on investments	(1)	1	36
Change in unrealized appreciation (depreciation)	18	363	5,823
Net gain (loss) on investments	58	491	7,320
Net increase (decrease) in net assets from operations	65	499	7,403
Contract owner transactions:
Variable annuity deposits	900	1,050	1,189
Terminations, withdrawals and annuity payments	-	-	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	(2)	(41)	(97)
Increase (decrease) in net assets from contract transactions	898	1,009	1,092
Total increase (decrease) in net assets	963	1,508	8,495
Net assets as of December 31, 2019	$963	$3,108	$39,532
Investment income (loss):
Dividend distributions	12	-	277
Investment Expenses:
Mortality and expense risk and administrative charges	(15)	(11)	(421)
Net investment income (loss)	(3)	(11)	(144)
Increase (decrease) in net assets from operations:
Capital gain distributions	97	-	1,510
Realized capital gain (loss) on investments	(10)	17	39
Change in unrealized appreciation (depreciation)	333	(87)	6,687
Net gain (loss) on investments	420	(70)	8,236
Net increase (decrease) in net assets from operations	417	(81)	8,092
Contract owner transactions:
Variable annuity deposits	1,302	43	1,188
Terminations, withdrawals and annuity payments	-	(2,866)	-
Transfers between subaccounts, net	-	-	8,432
Maintenance charges and mortality adjustments	(37)	(204)	(129)
Increase (decrease) in net assets from contract transactions	1,265	(3,027)	9,491
Total increase (decrease) in net assets	1,682	(3,108)	17,583
Net assets as of December 31, 2020	$2,645	$-	$57,115

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	T. Rowe Price Retirement Balanced	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund
Net assets as of December 31, 2018	$141,187	$3,965,864	$2,585,738
Investment income (loss):
Dividend distributions	2,506	41,047	39,414
Investment Expenses:
Mortality and expense risk and administrative charges	(1,574)	(48,118)	(26,944)
Net investment income (loss)	932	(7,071)	12,470
Increase (decrease) in net assets from operations:
Capital gain distributions	2,552	-	23,526
Realized capital gain (loss) on investments	1,150	154,384	(99,922)
Change in unrealized appreciation (depreciation)	17,902	699,926	324,205
Net gain (loss) on investments	21,604	854,310	247,809
Net increase (decrease) in net assets from operations	22,536	847,239	260,279
Contract owner transactions:
Variable annuity deposits	18,946	142,607	3,394
Terminations, withdrawals and annuity payments	(4,291)	(393,271)	(856,387)
Transfers between subaccounts, net	(1,982)	1,093,265	293,219
Maintenance charges and mortality adjustments	(900)	(20,329)	(9,911)
Increase (decrease) in net assets from contract transactions	11,773	822,272	(569,685)
Total increase (decrease) in net assets	34,309	1,669,511	(309,406)
Net assets as of December 31, 2019	$175,496	$5,635,375	$2,276,332
Investment income (loss):
Dividend distributions	1,157	256,051	294,196
Investment Expenses:
Mortality and expense risk and administrative charges	(1,035)	(69,808)	(108,047)
Net investment income (loss)	122	186,243	186,149
Increase (decrease) in net assets from operations:
Capital gain distributions	8,107	160,690	-
Realized capital gain (loss) on investments	(4,736)	(824,970)	(161,973)
Change in unrealized appreciation (depreciation)	(3,855)	433,432	702,811
Net gain (loss) on investments	(484)	(230,848)	540,838
Net increase (decrease) in net assets from operations	(362)	(44,605)	726,987
Contract owner transactions:
Variable annuity deposits	9,854	109,389	4,146
Terminations, withdrawals and annuity payments	-	(924,690)	(878,721)
Transfers between subaccounts, net	(71,501)	2,107,350	7,734,100
Maintenance charges and mortality adjustments	(743)	(36,494)	(45,296)
Increase (decrease) in net assets from contract transactions	(62,390)	1,255,555	6,814,229
Total increase (decrease) in net assets	(62,752)	1,210,950	7,541,216
Net assets as of December 31, 2020	$112,744	$6,846,325	$9,817,548

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	TOPS® Conservative ETF
Net assets as of December 31, 2018	$2,244,653	$3,323	$-
Investment income (loss):
Dividend distributions	146,309	98	-
Investment Expenses:
Mortality and expense risk and administrative charges	(13,986)	(51)	-
Net investment income (loss)	132,323	47	-
Increase (decrease) in net assets from operations:
Capital gain distributions	-	672	-
Realized capital gain (loss) on investments	4,102	(15)	-
Change in unrealized appreciation (depreciation)	(104,200)	(256)	-
Net gain (loss) on investments	(100,098)	401	-
Net increase (decrease) in net assets from operations	32,225	448	-
Contract owner transactions:
Variable annuity deposits	163,282	-	-
Terminations, withdrawals and annuity payments	(126,047)	-	-
Transfers between subaccounts, net	(360,202)	-	-
Maintenance charges and mortality adjustments	(2,416)	-	-
Increase (decrease) in net assets from contract transactions	(325,383)	-	-
Total increase (decrease) in net assets	(293,158)	448	-
Net assets as of December 31, 2019	$1,951,495	$3,771	$-
Investment income (loss):
Dividend distributions	121,419	102	-
Investment Expenses:
Mortality and expense risk and administrative charges	(9,711)	(50)	(158)
Net investment income (loss)	111,708	52	(158)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(69,144)	(22)	27
Change in unrealized appreciation (depreciation)	(146,157)	132	10,091
Net gain (loss) on investments	(215,301)	110	10,118
Net increase (decrease) in net assets from operations	(103,593)	162	9,960
Contract owner transactions:
Variable annuity deposits	255,376	-	522,217
Terminations, withdrawals and annuity payments	(247,271)	-	(1,764)
Transfers between subaccounts, net	(371,462)	-	-
Maintenance charges and mortality adjustments	(1,855)	-	-
Increase (decrease) in net assets from contract transactions	(365,212)	-	520,453
Total increase (decrease) in net assets	(468,805)	162	530,413
Net assets as of December 31, 2020	$1,482,690	$3,933	$530,413

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	VanEck VIP Global Gold	VanEck VIP Global Hard Assets	Vanguard® VIF Balanced
Net assets as of December 31, 2018	$156,082	$92,578	$523,334
Investment income (loss):
Dividend distributions	-	-	15,482
Investment Expenses:
Mortality and expense risk and administrative charges	(2,525)	(1,235)	(5,995)
Net investment income (loss)	(2,525)	(1,235)	9,487
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	31,129
Realized capital gain (loss) on investments	(3,201)	(3,689)	(1,591)
Change in unrealized appreciation (depreciation)	58,865	14,596	81,696
Net gain (loss) on investments	55,664	10,907	111,234
Net increase (decrease) in net assets from operations	53,139	9,672	120,721
Contract owner transactions:
Variable annuity deposits	13,405	6,012	-
Terminations, withdrawals and annuity payments	(13,166)	(10,421)	(9,609)
Transfers between subaccounts, net	(4,852)	(3,482)	97,128
Maintenance charges and mortality adjustments	(226)	(79)	-
Increase (decrease) in net assets from contract transactions	(4,839)	(7,970)	87,519
Total increase (decrease) in net assets	48,300	1,702	208,240
Net assets as of December 31, 2019	$204,382	$94,280	$731,574
Investment income (loss):
Dividend distributions	9,225	549	19,458
Investment Expenses:
Mortality and expense risk and administrative charges	(3,786)	(1,112)	(6,888)
Net investment income (loss)	5,439	(563)	12,570
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	23,730
Realized capital gain (loss) on investments	8,693	(10,721)	476
Change in unrealized appreciation (depreciation)	59,082	29,862	40,299
Net gain (loss) on investments	67,775	19,141	64,505
Net increase (decrease) in net assets from operations	73,214	18,578	77,075
Contract owner transactions:
Variable annuity deposits	20,525	6,600	134,644
Terminations, withdrawals and annuity payments	(2,010)	(4,976)	(3,548)
Transfers between subaccounts, net	96,607	32,051	(1,167)
Maintenance charges and mortality adjustments	(339)	(120)	(3)
Increase (decrease) in net assets from contract transactions	114,783	33,555	129,926
Total increase (decrease) in net assets	187,997	52,133	207,001
Net assets as of December 31, 2020	$392,379	$146,413	$938,575

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Vanguard® VIF Capital Growth	Vanguard® VIF Conservative Allocation	Vanguard® VIF Diversified Value
Net assets as of December 31, 2018	$364,781	$518,882	$227,996
Investment income (loss):
Dividend distributions	10,502	13,553	7,329
Investment Expenses:
Mortality and expense risk and administrative charges	(8,694)	(11,185)	(4,144)
Net investment income (loss)	1,808	2,368	3,185
Increase (decrease) in net assets from operations:
Capital gain distributions	25,669	13,979	14,548
Realized capital gain (loss) on investments	14,568	2,013	(2,352)
Change in unrealized appreciation (depreciation)	120,881	81,187	39,835
Net gain (loss) on investments	161,118	97,179	52,031
Net increase (decrease) in net assets from operations	162,926	99,547	55,216
Contract owner transactions:
Variable annuity deposits	-	691,326	-
Terminations, withdrawals and annuity payments	(109,493)	(902)	(1,171)
Transfers between subaccounts, net	491,691	40,805	129,780
Maintenance charges and mortality adjustments	(111)	-	-
Increase (decrease) in net assets from contract transactions	382,087	731,229	128,609
Total increase (decrease) in net assets	545,013	830,776	183,825
Net assets as of December 31, 2019	$909,794	$1,349,658	$411,821
Investment income (loss):
Dividend distributions	12,282	31,988	7,206
Investment Expenses:
Mortality and expense risk and administrative charges	(8,700)	(17,089)	(3,812)
Net investment income (loss)	3,582	14,899	3,394
Increase (decrease) in net assets from operations:
Capital gain distributions	26,149	19,640	46,616
Realized capital gain (loss) on investments	13,120	15,355	(72,756)
Change in unrealized appreciation (depreciation)	97,773	145,515	(3,737)
Net gain (loss) on investments	137,042	180,510	(29,877)
Net increase (decrease) in net assets from operations	140,624	195,409	(26,483)
Contract owner transactions:
Variable annuity deposits	34,910	74,199	-
Terminations, withdrawals and annuity payments	(124,353)	(13,005)	(1,175)
Transfers between subaccounts, net	77,164	1,117,973	(147,460)
Maintenance charges and mortality adjustments	(232)	(233)	(47)
Increase (decrease) in net assets from contract transactions	(12,511)	1,178,934	(148,682)
Total increase (decrease) in net assets	128,113	1,374,343	(175,165)
Net assets as of December 31, 2020	$1,037,907	$2,724,001	$236,656

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Vanguard® VIF Equity Income	Vanguard® VIF Equity Index	Vanguard® VIF Global Bond Index
Net assets as of December 31, 2018	$854,005	$64,422	$-
Investment income (loss):
Dividend distributions	23,775	1,407	-
Investment Expenses:
Mortality and expense risk and administrative charges	(8,320)	(1,975)	(126)
Net investment income (loss)	15,455	(568)	(126)
Increase (decrease) in net assets from operations:
Capital gain distributions	57,740	1,843	-
Realized capital gain (loss) on investments	(15,663)	(713)	1,254
Change in unrealized appreciation (depreciation)	140,096	69,853	-
Net gain (loss) on investments	182,173	70,983	1,254
Net increase (decrease) in net assets from operations	197,628	70,415	1,128
Contract owner transactions:
Variable annuity deposits	118	325,754	1,600
Terminations, withdrawals and annuity payments	(28,727)	(25,134)	(271)
Transfers between subaccounts, net	72,033	80,988	(2,457)
Maintenance charges and mortality adjustments	(816)	(65)	-
Increase (decrease) in net assets from contract transactions	42,608	381,543	(1,128)
Total increase (decrease) in net assets	240,236	451,958	-
Net assets as of December 31, 2019	$1,094,241	$516,380	$-
Investment income (loss):
Dividend distributions	23,883	9,811	72
Investment Expenses:
Mortality and expense risk and administrative charges	(6,808)	(3,346)	(50)
Net investment income (loss)	17,075	6,465	22
Increase (decrease) in net assets from operations:
Capital gain distributions	29,808	11,509	18
Realized capital gain (loss) on investments	(26,276)	3,971	2
Change in unrealized appreciation (depreciation)	(41,810)	123,665	672
Net gain (loss) on investments	(38,278)	139,145	692
Net increase (decrease) in net assets from operations	(21,203)	145,610	714
Contract owner transactions:
Variable annuity deposits	185,407	555,340	23,352
Terminations, withdrawals and annuity payments	(58,683)	(6,340)	(51)
Transfers between subaccounts, net	(95,929)	86,863	48,720
Maintenance charges and mortality adjustments	(910)	(282)	(33)
Increase (decrease) in net assets from contract transactions	29,885	635,581	71,988
Total increase (decrease) in net assets	8,682	781,191	72,702
Net assets as of December 31, 2020	$1,102,923	$1,297,571	$72,702

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Vanguard® VIF Growth	Vanguard® VIF High Yield Bond	Vanguard® VIF International
Net assets as of December 31, 2018	$86,947	$453,510	$914,398
Investment income (loss):
Dividend distributions	408	43,362	14,732
Investment Expenses:
Mortality and expense risk and administrative charges	(1,865)	(4,485)	(7,213)
Net investment income (loss)	(1,457)	38,877	7,519
Increase (decrease) in net assets from operations:
Capital gain distributions	11,287	-	32,127
Realized capital gain (loss) on investments	3,923	(296)	(110,362)
Change in unrealized appreciation (depreciation)	15,189	70,359	367,850
Net gain (loss) on investments	30,399	70,063	289,615
Net increase (decrease) in net assets from operations	28,942	108,940	297,134
Contract owner transactions:
Variable annuity deposits	800	14,851	318,340
Terminations, withdrawals and annuity payments	(2,981)	(78,911)	(88,219)
Transfers between subaccounts, net	(2,510)	443,380	196,502
Maintenance charges and mortality adjustments	-	(197)	(514)
Increase (decrease) in net assets from contract transactions	(4,691)	379,123	426,109
Total increase (decrease) in net assets	24,251	488,063	723,243
Net assets as of December 31, 2019	$111,198	$941,573	$1,637,641
Investment income (loss):
Dividend distributions	423	37,374	22,428
Investment Expenses:
Mortality and expense risk and administrative charges	(2,305)	(3,866)	(8,433)
Net investment income (loss)	(1,882)	33,508	13,995
Increase (decrease) in net assets from operations:
Capital gain distributions	6,004	-	40,992
Realized capital gain (loss) on investments	4,099	(23,649)	18,814
Change in unrealized appreciation (depreciation)	47,062	15,957	894,103
Net gain (loss) on investments	57,165	(7,692)	953,909
Net increase (decrease) in net assets from operations	55,283	25,816	967,904
Contract owner transactions:
Variable annuity deposits	18,271	18,596	522,549
Terminations, withdrawals and annuity payments	(2,249)	(18,598)	(62,981)
Transfers between subaccounts, net	63,505	414,680	204,329
Maintenance charges and mortality adjustments	(35)	(604)	(1,146)
Increase (decrease) in net assets from contract transactions	79,492	414,074	662,751
Total increase (decrease) in net assets	134,775	439,890	1,630,655
Net assets as of December 31, 2020	$245,973	$1,381,463	$3,268,296

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Vanguard® VIF Mid-Cap Index	Vanguard® VIF Moderate Allocation	Vanguard® VIF Real Estate Index
Net assets as of December 31, 2018	$239,540	$701,714	$35,948
Investment income (loss):
Dividend distributions	3,566	22,883	1,454
Investment Expenses:
Mortality and expense risk and administrative charges	(2,874)	(10,135)	(1,919)
Net investment income (loss)	692	12,748	(465)
Increase (decrease) in net assets from operations:
Capital gain distributions	18,383	24,653	2,629
Realized capital gain (loss) on investments	(7,756)	9,685	6,104
Change in unrealized appreciation (depreciation)	74,761	169,538	17,115
Net gain (loss) on investments	85,388	203,876	25,848
Net increase (decrease) in net assets from operations	86,080	216,624	25,383
Contract owner transactions:
Variable annuity deposits	164	885,144	26,753
Terminations, withdrawals and annuity payments	(21,413)	(1,898)	(2,333)
Transfers between subaccounts, net	610,242	41,654	86,651
Maintenance charges and mortality adjustments	(38)	(73)	-
Increase (decrease) in net assets from contract transactions	588,955	924,827	111,071
Total increase (decrease) in net assets	675,035	1,141,451	136,454
Net assets as of December 31, 2019	$914,575	$1,843,165	$172,402
Investment income (loss):
Dividend distributions	13,703	43,592	1,843
Investment Expenses:
Mortality and expense risk and administrative charges	(26,148)	(41,090)	(1,047)
Net investment income (loss)	(12,445)	2,502	796
Increase (decrease) in net assets from operations:
Capital gain distributions	51,308	40,109	1,159
Realized capital gain (loss) on investments	33,196	14,347	9,243
Change in unrealized appreciation (depreciation)	631,640	688,202	(1,769)
Net gain (loss) on investments	716,144	742,658	8,633
Net increase (decrease) in net assets from operations	703,699	745,160	9,429
Contract owner transactions:
Variable annuity deposits	1,675,351	1,068,592	190,655
Terminations, withdrawals and annuity payments	(20,436)	(74,873)	(2,609)
Transfers between subaccounts, net	(528,411)	2,038,506	(96,800)
Maintenance charges and mortality adjustments	(295)	(6,094)	(34)
Increase (decrease) in net assets from contract transactions	1,126,209	3,026,131	91,212
Total increase (decrease) in net assets	1,829,908	3,771,291	100,641
Net assets as of December 31, 2020	$2,744,483	$5,614,456	$273,043

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Vanguard® VIF Short Term Investment Grade	Vanguard® VIF Small Company Growth (d)	Vanguard® VIF Total Bond Market Index
Net assets as of December 31, 2018	$967,505	$414,290	$1,778,827
Investment income (loss):
Dividend distributions	25,377	2,134	54,059
Investment Expenses:
Mortality and expense risk and administrative charges	(4,898)	(1,231)	(29,265)
Net investment income (loss)	20,479	903	24,794
Increase (decrease) in net assets from operations:
Capital gain distributions	-	46,365	-
Realized capital gain (loss) on investments	10,937	(35,589)	53,035
Change in unrealized appreciation (depreciation)	11,822	77,448	141,615
Net gain (loss) on investments	22,759	88,224	194,650
Net increase (decrease) in net assets from operations	43,238	89,127	219,444
Contract owner transactions:
Variable annuity deposits	107,720	16,087	433,637
Terminations, withdrawals and annuity payments	(75,798)	(8,515)	(51,242)
Transfers between subaccounts, net	(156,812)	(350,158)	475,293
Maintenance charges and mortality adjustments	(131)	(82)	(3,378)
Increase (decrease) in net assets from contract transactions	(125,021)	(342,668)	854,310
Total increase (decrease) in net assets	(81,783)	(253,541)	1,073,754
Net assets as of December 31, 2019	$885,722	$160,749	$2,852,581
Investment income (loss):
Dividend distributions	40,764	1,215	72,075
Investment Expenses:
Mortality and expense risk and administrative charges	(6,009)	(746)	(12,922)
Net investment income (loss)	34,755	469	59,153
Increase (decrease) in net assets from operations:
Capital gain distributions	-	17,563	-
Realized capital gain (loss) on investments	2,485	(239)	24,795
Change in unrealized appreciation (depreciation)	62,852	47,692	112,610
Net gain (loss) on investments	65,337	65,016	137,405
Net increase (decrease) in net assets from operations	100,092	65,485	196,558
Contract owner transactions:
Variable annuity deposits	239,147	40,492	609,449
Terminations, withdrawals and annuity payments	(26,349)	(1,585)	(58,356)
Transfers between subaccounts, net	745,861	29,849	779,565
Maintenance charges and mortality adjustments	(2,278)	(138)	(1,006)
Increase (decrease) in net assets from contract transactions	956,381	68,618	1,329,652
Total increase (decrease) in net assets	1,056,473	134,103	1,526,210
Net assets as of December 31, 2020	$1,942,195	$294,852	$4,378,791

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Vanguard® VIF Total International Stock Market Index	Vanguard® VIF Total Stock Market Index	Victory RS Partners (d)
Net assets as of December 31, 2018	$-	$719,633	$467,217
Investment income (loss):
Dividend distributions	-	13,166	4,565
Investment Expenses:
Mortality and expense risk and administrative charges	(322)	(9,202)	(4,684)
Net investment income (loss)	(322)	3,964	(119)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	23,573	46,598
Realized capital gain (loss) on investments	9	779	(12,759)
Change in unrealized appreciation (depreciation)	13,553	224,343	97,961
Net gain (loss) on investments	13,562	248,695	131,800
Net increase (decrease) in net assets from operations	13,240	252,659	131,681
Contract owner transactions:
Variable annuity deposits	223,110	248,703	1,535
Terminations, withdrawals and annuity payments	(376)	(149,015)	(55,489)
Transfers between subaccounts, net	67,374	552,147	(516)
Maintenance charges and mortality adjustments	-	(340)	(1,470)
Increase (decrease) in net assets from contract transactions	290,108	651,495	(55,940)
Total increase (decrease) in net assets	303,348	904,154	75,741
Net assets as of December 31, 2019	$303,348	$1,623,787	$542,958
Investment income (loss):
Dividend distributions	6,803	27,347	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,135)	(11,826)	(3,829)
Net investment income (loss)	4,668	15,521	(3,829)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,922	52,759	7,405
Realized capital gain (loss) on investments	(1,073)	8,281	(18,212)
Change in unrealized appreciation (depreciation)	84,459	302,737	3,279
Net gain (loss) on investments	85,308	363,777	(7,528)
Net increase (decrease) in net assets from operations	89,976	379,298	(11,357)
Contract owner transactions:
Variable annuity deposits	286,934	475,055	1,634
Terminations, withdrawals and annuity payments	(36,438)	(21,601)	(32,862)
Transfers between subaccounts, net	211,323	608,391	(4,228)
Maintenance charges and mortality adjustments	(135)	(782)	(1,140)
Increase (decrease) in net assets from contract transactions	461,684	1,061,063	(36,596)
Total increase (decrease) in net assets	551,660	1,440,361	(47,953)
Net assets as of December 31, 2020	$855,008	$3,064,148	$495,005

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Victory RS Science and Technology	Victory RS Value	Virtus Ceredex Mid Cap Value Equity
Net assets as of December 31, 2018	$936,054	$1,770,118	$255,628
Investment income (loss):
Dividend distributions	-	13,446	3,366
Investment Expenses:
Mortality and expense risk and administrative charges	(10,296)	(19,945)	(3,151)
Net investment income (loss)	(10,296)	(6,499)	215
Increase (decrease) in net assets from operations:
Capital gain distributions	103,452	157,738	20,395
Realized capital gain (loss) on investments	5,776	(26,785)	(857)
Change in unrealized appreciation (depreciation)	253,529	416,199	71,319
Net gain (loss) on investments	362,757	547,152	90,857
Net increase (decrease) in net assets from operations	352,461	540,653	91,072
Contract owner transactions:
Variable annuity deposits	27,569	91,134	18,765
Terminations, withdrawals and annuity payments	(200,985)	(180,004)	(18,702)
Transfers between subaccounts, net	126,544	264,565	98,595
Maintenance charges and mortality adjustments	(2,979)	(8,387)	(1,645)
Increase (decrease) in net assets from contract transactions	(49,851)	167,308	97,013
Total increase (decrease) in net assets	302,610	707,961	188,085
Net assets as of December 31, 2019	$1,238,664	$2,478,079	$443,713
Investment income (loss):
Dividend distributions	-	-	2,148
Investment Expenses:
Mortality and expense risk and administrative charges	(13,085)	(16,214)	(2,687)
Net investment income (loss)	(13,085)	(16,214)	(539)
Increase (decrease) in net assets from operations:
Capital gain distributions	114,945	34,856	5,108
Realized capital gain (loss) on investments	30,379	(207,417)	(43,044)
Change in unrealized appreciation (depreciation)	653,725	(13,957)	(9,358)
Net gain (loss) on investments	799,049	(186,518)	(47,294)
Net increase (decrease) in net assets from operations	785,964	(202,732)	(47,833)
Contract owner transactions:
Variable annuity deposits	36,532	49,387	18,048
Terminations, withdrawals and annuity payments	(64,443)	(167,140)	(9,965)
Transfers between subaccounts, net	43,205	(337,052)	(93,245)
Maintenance charges and mortality adjustments	(3,141)	(6,777)	(1,242)
Increase (decrease) in net assets from contract transactions	12,153	(461,582)	(86,404)
Total increase (decrease) in net assets	798,117	(664,314)	(134,237)
Net assets as of December 31, 2020	$2,036,781	$1,813,765	$309,476

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Virtus Duff & Phelps Real Estate Securities Series	Virtus KAR Small-Cap Growth Series	Virtus Newfleet Multi-Sector Intermediate Bond Series
Net assets as of December 31, 2018	$101,083	$653,197	$1,037,703
Investment income (loss):
Dividend distributions	1,681	-	22,380
Investment Expenses:
Mortality and expense risk and administrative charges	(1,306)	(10,891)	(5,976)
Net investment income (loss)	375	(10,891)	16,404
Increase (decrease) in net assets from operations:
Capital gain distributions	10,054	160,467	-
Realized capital gain (loss) on investments	(6,352)	69,174	(308)
Change in unrealized appreciation (depreciation)	19,131	120,487	65,351
Net gain (loss) on investments	22,833	350,128	65,043
Net increase (decrease) in net assets from operations	23,208	339,237	81,447
Contract owner transactions:
Variable annuity deposits	2	126,091	16,820
Terminations, withdrawals and annuity payments	(574)	(170,918)	(307,249)
Transfers between subaccounts, net	(20,875)	215,476	(220,419)
Maintenance charges and mortality adjustments	(18)	(608)	-
Increase (decrease) in net assets from contract transactions	(21,465)	170,041	(510,848)
Total increase (decrease) in net assets	1,743	509,278	(429,401)
Net assets as of December 31, 2019	$102,826	$1,162,475	$608,302
Investment income (loss):
Dividend distributions	2,900	-	18,518
Investment Expenses:
Mortality and expense risk and administrative charges	(3,099)	(9,161)	(2,338)
Net investment income (loss)	(199)	(9,161)	16,180
Increase (decrease) in net assets from operations:
Capital gain distributions	4,795	165,347	-
Realized capital gain (loss) on investments	(45,789)	17,577	(1,377)
Change in unrealized appreciation (depreciation)	22,865	208,612	17,179
Net gain (loss) on investments	(18,129)	391,536	15,802
Net increase (decrease) in net assets from operations	(18,328)	382,375	31,982
Contract owner transactions:
Variable annuity deposits	139,357	169,041	-
Terminations, withdrawals and annuity payments	(10,747)	(166,579)	(636)
Transfers between subaccounts, net	107,999	(95,698)	(57,228)
Maintenance charges and mortality adjustments	(26)	(738)	-
Increase (decrease) in net assets from contract transactions	236,583	(93,974)	(57,864)
Total increase (decrease) in net assets	218,255	288,401	(25,882)
Net assets as of December 31, 2020	$321,081	$1,450,876	$582,420

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Virtus SGA International Growth Series	Virtus Strategic Allocation Series	Voya MidCap Opportunities Portfolio
Net assets as of December 31, 2018	$1,037,519	$62,868	$9,292
Investment income (loss):
Dividend distributions	5,947	901	10
Investment Expenses:
Mortality and expense risk and administrative charges	(3,261)	(1,022)	(160)
Net investment income (loss)	2,686	(121)	(150)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	993	1,376
Realized capital gain (loss) on investments	(39,089)	(64)	(14)
Change in unrealized appreciation (depreciation)	192,198	14,182	1,299
Net gain (loss) on investments	153,109	15,111	2,661
Net increase (decrease) in net assets from operations	155,795	14,990	2,511
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(432,746)	-	-
Transfers between subaccounts, net	(31,981)	(1,894)	-
Maintenance charges and mortality adjustments	(118)	-	-
Increase (decrease) in net assets from contract transactions	(464,845)	(1,894)	-
Total increase (decrease) in net assets	(309,050)	13,096	2,511
Net assets as of December 31, 2019	$728,469	$75,964	$11,803
Investment income (loss):
Dividend distributions	-	686	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,392)	(1,240)	(422)
Net investment income (loss)	(2,392)	(554)	(422)
Increase (decrease) in net assets from operations:
Capital gain distributions	10,769	3,259	3,026
Realized capital gain (loss) on investments	(1,819)	2,222	18,310
Change in unrealized appreciation (depreciation)	151,213	22,910	5,584
Net gain (loss) on investments	160,163	28,391	26,920
Net increase (decrease) in net assets from operations	157,771	27,837	26,498
Contract owner transactions:
Variable annuity deposits	584	23,933	39,297
Terminations, withdrawals and annuity payments	(20,222)	(526)	(490)
Transfers between subaccounts, net	(16,372)	(8,830)	(22,883)
Maintenance charges and mortality adjustments	(332)	-	-
Increase (decrease) in net assets from contract transactions	(36,342)	14,577	15,924
Total increase (decrease) in net assets	121,429	42,414	42,422
Net assets as of December 31, 2020	$849,898	$118,378	$54,225

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	VY Clarion Global Real Estate Portfolio	VY Clarion Real Estate Portfolio	Wells Fargo Growth (d)
Net assets as of December 31, 2018	$91,286	$-	$760,459
Investment income (loss):
Dividend distributions	2,481	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(800)	(63)	(8,031)
Net investment income (loss)	1,681	(63)	(8,031)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	100,112
Realized capital gain (loss) on investments	(143)	(1,171)	8,405
Change in unrealized appreciation (depreciation)	19,127	-	161,386
Net gain (loss) on investments	18,984	(1,171)	269,903
Net increase (decrease) in net assets from operations	20,665	(1,234)	261,872
Contract owner transactions:
Variable annuity deposits	-	101	6,709
Terminations, withdrawals and annuity payments	(1,707)	-	(65,314)
Transfers between subaccounts, net	(1,633)	1,133	(97,944)
Maintenance charges and mortality adjustments	-	-	(2,385)
Increase (decrease) in net assets from contract transactions	(3,340)	1,234	(158,934)
Total increase (decrease) in net assets	17,325	-	102,938
Net assets as of December 31, 2019	$108,611	$-	$863,397
Investment income (loss):
Dividend distributions	5,368	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(700)	-	(7,884)
Net investment income (loss)	4,668	-	(7,884)
Increase (decrease) in net assets from operations:
Capital gain distributions	8,167	-	130,851
Realized capital gain (loss) on investments	(58)	-	10,889
Change in unrealized appreciation (depreciation)	(18,239)	-	222,698
Net gain (loss) on investments	(10,130)	-	364,438
Net increase (decrease) in net assets from operations	(5,462)	-	356,554
Contract owner transactions:
Variable annuity deposits	-	-	9,771
Terminations, withdrawals and annuity payments	(1,733)	-	(144,088)
Transfers between subaccounts, net	5,486	-	2,093
Maintenance charges and mortality adjustments	(10)	-	(2,613)
Increase (decrease) in net assets from contract transactions	3,743	-	(134,837)
Total increase (decrease) in net assets	(1,719)	-	221,717
Net assets as of December 31, 2020	$106,892	$-	$1,085,114

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Wells Fargo International Equity VT	Wells Fargo Large Cap Core	Wells Fargo Omega Growth VT
Net assets as of December 31, 2018	$35,461	$1,425,019	$203,815
Investment income (loss):
Dividend distributions	1,416	19,210	-
Investment Expenses:
Mortality and expense risk and administrative charges	(173)	(12,557)	(3,147)
Net investment income (loss)	1,243	6,653	(3,147)
Increase (decrease) in net assets from operations:
Capital gain distributions	15,763	177,044	27,522
Realized capital gain (loss) on investments	(110)	55,894	2,495
Change in unrealized appreciation (depreciation)	(11,588)	86,159	39,018
Net gain (loss) on investments	4,065	319,097	69,035
Net increase (decrease) in net assets from operations	5,308	325,750	65,888
Contract owner transactions:
Variable annuity deposits	-	33,480	4,754
Terminations, withdrawals and annuity payments	-	(199,790)	(50,377)
Transfers between subaccounts, net	-	(468,128)	(12,113)
Maintenance charges and mortality adjustments	-	(4,574)	(214)
Increase (decrease) in net assets from contract transactions	-	(639,012)	(57,950)
Total increase (decrease) in net assets	5,308	(313,262)	7,938
Net assets as of December 31, 2019	$40,769	$1,111,757	$211,753
Investment income (loss):
Dividend distributions	914	8,535	-
Investment Expenses:
Mortality and expense risk and administrative charges	(130)	(7,805)	(3,319)
Net investment income (loss)	784	730	(3,319)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	107,570	17,575
Realized capital gain (loss) on investments	(136)	(47,137)	3,813
Change in unrealized appreciation (depreciation)	1,204	(49,167)	64,540
Net gain (loss) on investments	1,068	11,266	85,928
Net increase (decrease) in net assets from operations	1,852	11,996	82,609
Contract owner transactions:
Variable annuity deposits	-	22,743	13
Terminations, withdrawals and annuity payments	-	(169,380)	(2,957)
Transfers between subaccounts, net	-	(94,215)	(16,780)
Maintenance charges and mortality adjustments	-	(2,965)	(123)
Increase (decrease) in net assets from contract transactions	-	(243,817)	(19,847)
Total increase (decrease) in net assets	1,852	(231,821)	62,762
Net assets as of December 31, 2020	$42,621	$879,936	$274,515

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Wells Fargo Opportunity	Wells Fargo Opportunity VT	Wells Fargo Small Company Value
Net assets as of December 31, 2018	$727,250	$1,434,652	$4,787,103
Investment income (loss):
Dividend distributions	1,890	5,033	40,126
Investment Expenses:
Mortality and expense risk and administrative charges	(8,562)	(23,240)	(46,628)
Net investment income (loss)	(6,672)	(18,207)	(6,502)
Increase (decrease) in net assets from operations:
Capital gain distributions	46,117	200,557	481,584
Realized capital gain (loss) on investments	13,593	7,454	(3,671,863)
Change in unrealized appreciation (depreciation)	162,862	230,295	4,348,684
Net gain (loss) on investments	222,572	438,306	1,158,405
Net increase (decrease) in net assets from operations	215,900	420,099	1,151,903
Contract owner transactions:
Variable annuity deposits	21,067	10,312	103,153
Terminations, withdrawals and annuity payments	(58,068)	(248,089)	(533,827)
Transfers between subaccounts, net	(46,458)	182,726	(6,513)
Maintenance charges and mortality adjustments	(2,560)	(9,648)	(12,930)
Increase (decrease) in net assets from contract transactions	(86,019)	(64,699)	(450,117)
Total increase (decrease) in net assets	129,881	355,400	701,786
Net assets as of December 31, 2019	$857,131	$1,790,052	$5,488,889
Investment income (loss):
Dividend distributions	254	6,701	18,601
Investment Expenses:
Mortality and expense risk and administrative charges	(7,288)	(21,218)	(38,806)
Net investment income (loss)	(7,034)	(14,517)	(20,205)
Increase (decrease) in net assets from operations:
Capital gain distributions	41,233	115,844	-
Realized capital gain (loss) on investments	42,190	(11,792)	(98,013)
Change in unrealized appreciation (depreciation)	72,919	141,517	54,676
Net gain (loss) on investments	156,342	245,569	(43,337)
Net increase (decrease) in net assets from operations	149,308	231,052	(63,542)
Contract owner transactions:
Variable annuity deposits	19,859	845	91,519
Terminations, withdrawals and annuity payments	(80,297)	(141,480)	(568,465)
Transfers between subaccounts, net	(233,681)	(290,958)	(205,293)
Maintenance charges and mortality adjustments	(1,754)	(7,898)	(12,051)
Increase (decrease) in net assets from contract transactions	(295,873)	(439,491)	(694,290)
Total increase (decrease) in net assets	(146,565)	(208,439)	(757,832)
Net assets as of December 31, 2020	$710,566	$1,581,613	$4,731,057

SBL Variable Annuity Account XIV
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2018	$4,114,546
Investment income (loss):
Dividend distributions	201,913
Investment Expenses:
Mortality and expense risk and administrative charges	(32,075)
Net investment income (loss)	169,838
Increase (decrease) in net assets from operations:
Capital gain distributions	-
Realized capital gain (loss) on investments	(206,979)
Change in unrealized appreciation (depreciation)	337,443
Net gain (loss) on investments	130,464
Net increase (decrease) in net assets from operations	300,302
Contract owner transactions:
Variable annuity deposits	42,705
Terminations, withdrawals and annuity payments	(579,419)
Transfers between subaccounts, net	305,758
Maintenance charges and mortality adjustments	(14,728)
Increase (decrease) in net assets from contract transactions	(245,684)
Total increase (decrease) in net assets	54,618
Net assets as of December 31, 2019	$4,169,164
Investment income (loss):
Dividend distributions	73,516
Investment Expenses:
Mortality and expense risk and administrative charges	(30,589)
Net investment income (loss)	42,927
Increase (decrease) in net assets from operations:
Capital gain distributions	-
Realized capital gain (loss) on investments	(390,561)
Change in unrealized appreciation (depreciation)	230,167
Net gain (loss) on investments	(160,394)
Net increase (decrease) in net assets from operations	(117,467)
Contract owner transactions:
Variable annuity deposits	58,062
Terminations, withdrawals and annuity payments	(351,207)
Transfers between subaccounts, net	(1,608,936)
Maintenance charges and mortality adjustments	(12,894)
Increase (decrease) in net assets from contract transactions	(1,914,975)
Total increase (decrease) in net assets	(2,032,442)
Net assets as of December 31, 2020	$2,136,722

SBL Variable Annuity Account XIV
Notes to Financial Statements
December 31, 2020

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account XIV (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvanceDesigns, AdvisorDesigns, EliteDesigns, EliteDesigns II and SecureDesigns are allocated to one or more of the subaccounts that comprise the Account.   The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

7Twelve Balanced Portfolio	Class 3	7Twelve Advisors, LLC	-
7Twelve Balanced Portfolio	Class 4	7Twelve Advisors, LLC	-
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Global Thematic Growth	B	AllianceBernstein LP	-
AB VPS Growth and Income	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
Alger Capital Appreciation	S	Fred Alger Management, LLC	-
Alger Large Cap Growth	S	Fred Alger Management, LLC	-
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors Inc	-
American Century Diversified Bond	A	American Century Investment Management, Inc	-
American Century Equity Income	A	American Century Investment Management, Inc	-
American Century Heritage	A	American Century Investment Management, Inc	-
American Century International Bond	A	American Century Investment Management, Inc	-
American Century International Growth	A	American Century Investment Management, Inc	-
American Century Select	A	American Century Investment Management, Inc	-
American Century Strategic Allocation: Aggressive	A	American Century Investment Management, Inc	-
American Century Strategic Allocation: Conservative	A	American Century Investment Management, Inc	-
American Century Strategic Allocation: Moderate	A	American Century Investment Management, Inc	-
American Century Ultra®	A	American Century Investment Management, Inc	-
American Century VP Disciplined Core Value	II	American Century Investment Management, Inc	-
American Century VP Inflation Protection	II	American Century Investment Management, Inc	-
American Century VP International	II	American Century Investment Management, Inc	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc	-
American Century VP Ultra®	II	American Century Investment Management, Inc	-
American Century VP Value	II	American Century Investment Management, Inc	-
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS® Blue Chip Income and Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	-

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

American Funds IS® Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Global Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS® Global Small Capitalization	Class 4	Capital Research and Management Company	-
American Funds IS® Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS® International	Class 4	Capital Research and Management Company	-
American Funds IS® International Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS® Mortgage	Class 4	Capital Research and Management Company	-
American Funds IS® New World	Class 4	Capital Research and Management Company	-
American Funds IS® U.S. Government/AAA-Rated Securities	Class 4	Capital Research and Management Company	-
AMG Managers Fairpointe Mid Cap	N	AMG Funds LLC	Fairpointe Capital LLC
Ariel®	-	Ariel Investments, LLC	-
Baron Asset	Retail	BAMCO Inc	-
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Advantage Small Cap Growth	A	BlackRock Advisors LLC	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Equity Dividend	A	BlackRock Advisors LLC	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation	A	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock International Dividend	A	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	-
BNY Mellon Appreciation	Investor	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
BNY Mellon Dynamic Value	A	BNY Mellon Investment Adviser, Inc	-
BNY Mellon IP MidCap Stock	Service	BNY Mellon Investment Adviser, Inc	-
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	-
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	-
BNY Mellon Opportunistic Midcap Value	A	BNY Mellon Investment Adviser, Inc	-
BNY Mellon Stock Index	Service	BNY Mellon Investment Adviser, Inc	Mellon Investments Corporation
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
Calamos® Growth	A	Calamos Advisors LLC	-
Calamos® Growth and Income	A	Calamos Advisors LLC	-
Calamos® High Income Opportunities	A	Calamos Advisors LLC	-

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

ClearBridge Small Cap Growth	A	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Dimensional VA Equity Allocation	Institutional	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Bond Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Institutional	Dimensional Fund Advisors LP	-
Dimensional VA International Small Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Value Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio	-	Dimensional Fund Advisors LP	-
DWS Capital Growth VIP	B	DWS Investment Management Americas, Inc	-
DWS Core Equity VIP	B	DWS Investment Management Americas, Inc	-
DWS CROCI® U.S. VIP	B	DWS Investment Management Americas, Inc	-
DWS Global Small Cap VIP	B	DWS Investment Management Americas, Inc	-
DWS High Income VIP	B	DWS Investment Management Americas, Inc	-
DWS International Growth VIP	B	DWS Investment Management Americas, Inc	-
DWS Small Mid Cap Value VIP	B	DWS Investment Management Americas, Inc	-
Eaton Vance VT Floating-Rate Income	-	Eaton Vance Management	-
Federated Hermes Corporate Bond	A	Federated Investment Management Company	-
Federated Hermes Fund for U.S. Government Securities II	Primary	Federated Investment Management Company	-
Federated Hermes High Income Bond II	Service	Federated Investment Management Company	-
FFI Strategies	-	Third Avenue Management LLC	-
Fidelity® Advisor Dividend Growth	M	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® Advisor International Capital Appreciation	M	Fidelity Management & Research Company LLC
FMR Investment Management (UK) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
Fil Investment Advisors
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (UK) Ltd

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity® Advisor Leveraged Company Stock	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor New Insights	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Real Estate	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Stock Selector Mid Cap	M	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® Advisor Value Strategies	M	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Balanced	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Contrafund	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Emerging Markets	Service Class 2	Fidelity Management & Research Company LLC
FMR Investment Management (UK) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
Fil Investment Advisors
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (UK) Ltd

Fidelity® VIP Equity-Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Index 500	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC
FMR Investment Management (UK) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
Fil Investment Advisors
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (UK) Ltd

Fidelity® VIP Real Estate	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Strategic Income	Service Class 2	Fidelity Management & Research Company LLC
FMR Investment Management (UK) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
Fil Investment Advisors
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (UK) Ltd

Franklin Allocation VIP Fund	Class 4	Franklin Advisers, Inc	Templeton Global Advisors Ltd Franklin Templeton Institutional, LLC

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Franklin Flex Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc	-
Goldman Sachs Emerging Markets Equity	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs Government Income	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	-
Guggenheim Alpha Opportunity	A	Security Investors, LLC	-
Guggenheim Floating Rate Strategies	A	Guggenheim Partners Investment Mgmt LLC	-
Guggenheim High Yield	A	Security Investors, LLC	-
Guggenheim Large Cap Value	A	Security Investors, LLC	-
Guggenheim Long Short Equity	P	Security Investors, LLC	-
Guggenheim Macro Opportunities	A	Guggenheim Partners Investment Mgmt LLC	-
Guggenheim Managed Futures Strategy	P	Security Investors, LLC	-
Guggenheim Multi-Hedge Strategies	P	Security Investors, LLC	-
Guggenheim Small Cap Value	A	Security Investors, LLC	-
Guggenheim SMid Cap Value	A	Security Investors, LLC	-
Guggenheim StylePlus Large Core	A	Security Investors, LLC	-
Guggenheim StylePlus Mid Growth	A	Security Investors, LLC	-
Guggenheim Total Return Bond	A	Guggenheim Partners Investment Mgmt LLC	-
Guggenheim US Investment Grade Bond	A	Security Investors, LLC	-
Guggenheim VIF All Cap Value	-	Security Investors, LLC	-

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Guggenheim VIF Alpha Opportunity	-	Security Investors, LLC	-
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Partners Investment Mgmt LLC	-
Guggenheim VIF Global Managed Futures Strategy	-	Security Investors, LLC	-
Guggenheim VIF High Yield	-	Security Investors, LLC	-
Guggenheim VIF Large Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Long Short Equity	-	Security Investors, LLC	-
Guggenheim VIF Managed Asset Allocation	-	Security Investors, LLC	-
Guggenheim VIF Multi-Hedge Strategies	-	Security Investors, LLC	-
Guggenheim VIF Small Cap Value	-	Security Investors, LLC	-
Guggenheim VIF SMid Cap Value	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Core	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Mid Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Small Growth	-	Security Investors, LLC	-
Guggenheim VIF Total Return Bond	-	Security Investors, LLC	-
Guggenheim VIF World Equity Income	-	Security Investors, LLC	-
Guggenheim World Equity Income	A	Security Investors, LLC	-
Invesco American Franchise	A	Invesco Advisers, Inc	-
Invesco Comstock	A	Invesco Advisers, Inc	-
Invesco Developing Markets	Class A	Invesco Advisers, Inc	-
Invesco Discovery	Class A	Invesco Advisers, Inc	-
Invesco Discovery Mid Cap Growth	A	Invesco Advisers, Inc	-
Invesco Energy	A	Invesco Advisers, Inc	-
Invesco Equity and Income	A	Invesco Advisers, Inc	-
Invesco Global	Class A	Invesco Advisers, Inc	-
Invesco Gold & Special Minerals	A	Invesco Advisers, Inc	-
Invesco Main Street Mid Cap	A	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Series II	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. Global Fund	Series II	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. Global Strategic Income Fund	Series II	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. Main Street Small Cap Fund	Series II	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. Total Return Bond Fund	Series II	Invesco Advisers, Inc	-
Invesco Small Cap Growth	A	Invesco Advisers, Inc	-

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Invesco Technology	A	Invesco Advisers, Inc	-
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc	-
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	-
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	-
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	-
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	-
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	-
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc	-
Invesco V.I. Managed Volatility	Series II	Invesco Advisers, Inc	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc	-
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc	-
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc	-
Invesco Value Opportunities	A	Invesco Advisers, Inc	-
Ivy Asset Strategy	A	Ivy Investment Management Co	-
Ivy VIP Asset Strategy	-	Ivy Investment Management Co	-
Ivy VIP Balanced	-	Ivy Investment Management Co	-
Ivy VIP Core Equity	-	Ivy Investment Management Co	-
Ivy VIP Energy	-	Ivy Investment Management Co	-
Ivy VIP Global Bond	-	Ivy Investment Management Co	-
Ivy VIP Global Equity Income	-	Ivy Investment Management Co	-
Ivy VIP Global Growth	-	Ivy Investment Management Co	-
Ivy VIP Growth	-	Ivy Investment Management Co	-
Ivy VIP High Income	-	Ivy Investment Management Co	-
Ivy VIP International Core Equity	-	Ivy Investment Management Co	-
Ivy VIP Limited-Term Bond	-	Ivy Investment Management Co	-

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Ivy VIP Mid Cap Growth	-	Ivy Investment Management Co	-
Ivy VIP Natural Resources	-	Ivy Investment Management Co	-
Ivy VIP Science and Technology	-	Ivy Investment Management Co	-
Ivy VIP Securian Real Estate Securities	-	Ivy Investment Management Co	Securian Asset Management, Inc
Ivy VIP Small Cap Core	-	Ivy Investment Management Co	-
Ivy VIP Small Cap Growth	-	Ivy Investment Management Co	-
Ivy VIP Value	-	Ivy Investment Management Co	-
Janus Henderson Mid Cap Value	S	Janus Capital Management LLC	Perkins Investment Management LLC
Janus Henderson Overseas	S	Janus Capital Management LLC	-
Janus Henderson U.S. Managed Volatility	S	Janus Capital Management LLC	INTECH Investment Management LLC
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	-
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	-
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	Perkins Investment Management LLC
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	-
Janus Henderson VIT Research	Service	Janus Capital Management LLC	-
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management, Inc	-
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management, Inc	-
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management, Inc	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Dividend Growth VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co LLC	-
MFS® VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	-
MFS® VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	-
MFS® VIT High Yield	Service	Massachusetts Financial Services Company	-
MFS® VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	-
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS® VIT International Intrinsic Value	Service	Massachusetts Financial Services Company	-
MFS® VIT Investors Trust	Service	Massachusetts Financial Services Company	-
MFS® VIT New Discovery	Service	Massachusetts Financial Services Company	-
MFS® VIT Research	Service	Massachusetts Financial Services Company	-
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	-

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

MFS® VIT Total Return Bond	Service	Massachusetts Financial Services Company	-
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Ltd
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Neuberger Berman AMT Sustainable Equity	I	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman Core Bond	A	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman Large Cap Value	Advisor	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman Sustainable Equity	Trust	Neuberger Berman Investment Advisers LLC	-
North Square Oak Ridge Small Cap Growth	A	North Square Investments, LLC	Oak Ridge Investments, LLC
Northern Global Tactical Asset Allocation	A	Northern Trust Investments Inc	-
Northern Large Cap Core	-	Northern Trust Investments Inc	-
Northern Large Cap Value	-	Northern Trust Investments Inc	-
PGIM Jennison 20/20 Focus	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Mid-Cap Growth	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Natural Resources	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Small Company	A	PGIM Investments LLC	Jennison Associates LLC
PGIM QMA Small-Cap Value	A	PGIM Investments LLC	QMA LLC
PIMCO All Asset	R	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO CommodityRealReturn Strategy	A	Pacific Investment Management Company, LLC	-
PIMCO Emerging Markets Bond	A	Pacific Investment Management Company, LLC	-
PIMCO High Yield	A	Pacific Investment Management Company, LLC	-
PIMCO International Bond (U.S. Dollar-Hedged)	R	Pacific Investment Management Company, LLC	-
PIMCO Low Duration	R	Pacific Investment Management Company, LLC	-
PIMCO Real Return	R	Pacific Investment Management Company, LLC	-
PIMCO StocksPLUS® Small Fund	A	Pacific Investment Management Company, LLC	-
PIMCO Total Return	R	Pacific Investment Management Company, LLC	-
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

PIMCO VIT All Asset	Advisor	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Global Managed Asset Allocation	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	-
Pioneer Bond VCT	II	Amundi Asset Management US, Inc	-
Pioneer Equity Income VCT	II	Amundi Asset Management US, Inc	-
Pioneer High Yield VCT	II	Amundi Asset Management US, Inc	-
Pioneer Real Estate Shares VCT	II	Amundi Asset Management US, Inc	-
Pioneer Strategic Income	A	Amundi Asset Management US, Inc	-
Pioneer Strategic Income VCT	II	Amundi Asset Management US, Inc	-
Power Income VIT	Class 2	Donoghue Forlines, LLC	-
Probabilities Fund	Class 2	Probabilities Fund Management, LLC	-
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Equity Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Multi-Asset Absolute Return	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Multi-Cap Core	IB	Putnam Investment Management, LLC	Putnam Investments Ltd

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	-
Royce Micro-Cap	Investment	Royce & Associates, LP	-
Royce Opportunity	Service	Royce & Associates, LP	-
Royce Small-Cap Value	Service	Royce & Associates, LP	-
Rydex VIF Banking	-	Security Investors, LLC	-
Rydex VIF Basic Materials	-	Security Investors, LLC	-
Rydex VIF Biotechnology	-	Security Investors, LLC	-
Rydex VIF Commodities Strategy	-	Security Investors, LLC	-
Rydex VIF Consumer Products	-	Security Investors, LLC	-
Rydex VIF Dow 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Electronics	-	Security Investors, LLC	-
Rydex VIF Energy	-	Security Investors, LLC	-
Rydex VIF Energy Services	-	Security Investors, LLC	-
Rydex VIF Europe 1.25x Strategy	-	Security Investors, LLC	-
Rydex VIF Financial Services	-	Security Investors, LLC	-
Rydex VIF Government Long Bond 1.2x Strategy	-	Security Investors, LLC	-
Rydex VIF Health Care	-	Security Investors, LLC	-
Rydex VIF High Yield Strategy	-	Security Investors, LLC	-
Rydex VIF Internet	-	Security Investors, LLC	-
Rydex VIF Inverse Dow 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Inverse Government Long Bond Strategy	-	Security Investors, LLC	-
Rydex VIF Inverse Mid-Cap Strategy	-	Security Investors, LLC	-
Rydex VIF Inverse NASDAQ-100® Strategy	-	Security Investors, LLC	-
Rydex VIF Inverse Russell 2000® Strategy	-	Security Investors, LLC	-
Rydex VIF Inverse S&P 500 Strategy	-	Security Investors, LLC	-
Rydex VIF Japan 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Leisure	-	Security Investors, LLC	-
Rydex VIF Mid-Cap 1.5x Strategy	-	Security Investors, LLC	-
Rydex VIF NASDAQ-100®	-	Security Investors, LLC	-
Rydex VIF NASDAQ-100® 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Nova	-	Security Investors, LLC	-
Rydex VIF Precious Metals	-	Security Investors, LLC	-
Rydex VIF Real Estate	-	Security Investors, LLC	-
Rydex VIF Retailing	-	Security Investors, LLC	-

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VIF Russell 2000® 1.5x Strategy	-	Security Investors, LLC	-
Rydex VIF Russell 2000® 2x Strategy	-	Security Investors, LLC	-
Rydex VIF S&P 500 2x Strategy	-	Security Investors, LLC	-
Rydex VIF S&P 500 Pure Growth	-	Security Investors, LLC	-
Rydex VIF S&P 500 Pure Value	-	Security Investors, LLC	-
Rydex VIF S&P MidCap 400 Pure Growth	-	Security Investors, LLC	-
Rydex VIF S&P MidCap 400 Pure Value	-	Security Investors, LLC	-
Rydex VIF S&P SmallCap 600 Pure Growth	-	Security Investors, LLC	-
Rydex VIF S&P SmallCap 600 Pure Value	-	Security Investors, LLC	-
Rydex VIF Strengthening Dollar 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Technology	-	Security Investors, LLC	-
Rydex VIF Telecommunications	-	Security Investors, LLC	-
Rydex VIF Transportation	-	Security Investors, LLC	-
Rydex VIF U.S. Government Money Market	-	-	-
Rydex VIF Utilities	-	Security Investors, LLC	-
Rydex VIF Weakening Dollar 2x Strategy	-	Security Investors, LLC	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc	-
T. Rowe Price Capital Appreciation	Advisor	T. Rowe Price Associates, Inc	-
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc	-
T. Rowe Price Growth Stock	R	T. Rowe Price Associates, Inc	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	-
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc	-
T. Rowe Price Retirement 2010	R	T. Rowe Price Associates, Inc	-
T. Rowe Price Retirement 2015	R	T. Rowe Price Associates, Inc	-
T. Rowe Price Retirement 2020	R	T. Rowe Price Associates, Inc	-
T. Rowe Price Retirement 2025	R	T. Rowe Price Associates, Inc	-
T. Rowe Price Retirement 2030	R	T. Rowe Price Associates, Inc	-
T. Rowe Price Retirement 2035	R	T. Rowe Price Associates, Inc	-
T. Rowe Price Retirement 2040	R	T. Rowe Price Associates, Inc	-
T. Rowe Price Retirement 2045	R	T. Rowe Price Associates, Inc	-
T. Rowe Price Retirement 2050	R	T. Rowe Price Associates, Inc	-
T. Rowe Price Retirement 2055	R	T. Rowe Price Associates, Inc	-
T. Rowe Price Retirement Balanced	R	T. Rowe Price Associates, Inc	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel LLC	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	-

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd	-
TOPS® Aggressive Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Conservative ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	-
VanEck VIP Global Hard Assets	S	Van Eck Associates Corporation	-
Vanguard® VIF Balanced	-	Wellington Management Company LLP	-
Vanguard® VIF Capital Growth	-	PRIMECAP Management Company	-
Vanguard® VIF Conservative Allocation	-	Vanguard Group Inc	-
Vanguard® VIF Diversified Value	-	Lazard Asset Management LLC;Hotchkis & Wiley Capital Management LLC	-
Vanguard® VIF Equity Income	-	Vanguard Group Inc;Wellington Management Company LLP	-
Vanguard® VIF Equity Index	-	Vanguard Group Inc	-
Vanguard® VIF Global Bond Index	-	Vanguard Group Inc	-
Vanguard® VIF Growth	-	Wellington Management Company LLP;Jackson Square Partners, LLC	-
Vanguard® VIF High Yield Bond	-	Wellington Management Company LLP	-
Vanguard® VIF International	-	Baillie Gifford Overseas Ltd;Schroder Investment Management North America Inc	-
Vanguard® VIF Mid-Cap Index	-	Vanguard Group Inc	-
Vanguard® VIF Moderate Allocation	-	Vanguard Group Inc	-
Vanguard® VIF Real Estate Index	-	Vanguard Group Inc	-
Vanguard® VIF Short Term Investment Grade	-	Vanguard Group Inc	-
Vanguard® VIF Small Company Growth	-	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	-
Vanguard® VIF Total Bond Market Index	-	Vanguard Group Inc	-
Vanguard® VIF Total International Stock Market Index	-	Vanguard Group Inc	-
Vanguard® VIF Total Stock Market Index	-	Vanguard Group Inc	-
Victory RS Partners	A	Victory Capital Management Inc	-

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Victory RS Science and Technology	A	Victory Capital Management Inc	-
Victory RS Value	A	Victory Capital Management Inc	-
Virtus Ceredex Mid Cap Value Equity	A	Virtus Fund Advisers, LLC	Ceredex Value Advisors LLC
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisers, Inc	Duff & PheLPs Investment Management Co
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisers, Inc	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC
Virtus SGA International Growth Series	A	Virtus Investment Advisers, Inc	Sustainable Growth Advisers, LP
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
Wells Fargo Growth	A	Wells Fargo Funds Management LLC	Wells Capital Management Inc
Wells Fargo International Equity VT	2	Wells Fargo Funds Management LLC	Wells Capital Management Inc
Wells Fargo Large Cap Core	A	Wells Fargo Funds Management LLC	Wells Capital Management Inc
Wells Fargo Omega Growth VT	2	Wells Fargo Funds Management LLC	Wells Capital Management Inc
Wells Fargo Opportunity	A	Wells Fargo Funds Management LLC	Wells Capital Management Inc
Wells Fargo Opportunity VT	2	Wells Fargo Funds Management LLC	Wells Capital Management Inc
Wells Fargo Small Company Value	A	Wells Fargo Funds Management LLC	Wells Capital Management Inc
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Four Hundred Thirty-five subaccounts are currently offered by the Account.  The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount

7Twelve Balanced Portfolio Class 4
Dimensional VA Global Moderate Allocation
Guggenheim Managed Futures Strategy
Lord Abbett Series Fundamental Equity VC
TOPS® Aggressive Growth ETF
TOPS® Balanced ETF
TOPS® Growth ETF
TOPS® Managed Risk Balanced ETF
TOPS® Managed Risk Growth ETF
TOPS® Managed Risk Moderate Growth ETF
TOPS® Moderate Growth ETF

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

May 1, 2019	Dimensional VA Equity Allocation
May 1, 2019	Dimensional VA Global Moderate Allocation
May 1, 2019	Vanguard® VIF Global Bond Index
May 1, 2019	Vanguard® VIF Total International Stock Market Index
August 18, 2017	TOPS® Aggressive Growth ETF
August 18, 2017	TOPS® Balanced ETF
August 18, 2017	TOPS® Conservative ETF
August 18, 2017	TOPS® Growth ETF
August 18, 2017	TOPS® Managed Risk Balanced ETF
August 18, 2017	TOPS® Managed Risk Growth ETF
August 18, 2017	TOPS® Managed Risk Moderate Growth ETF
August 18, 2017	TOPS® Moderate Growth ETF
June 23, 2017	Janus Henderson U.S. Managed Volatility
April 29, 2016	Invesco V.I. Government Money Market

During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name

March 13, 2020	FFI Strategies	Third Avenue Value
April 1, 2020	Lord Abbett Series Dividend Growth VC	Lord Abbett Series Calibrated Dividend Growth VC
April 27, 2020	Federated Hermes Fund for U.S. Government Securities II	Federated Fund for U.S. Government Securities II
April 27, 2020	Federated Hermes High Income Bond II	Federated High Income Bond II
May 1, 2020	American Funds IS® Capital World Bond	American Funds IS® Global Bond
June 29, 2020	Federated Hermes Corporate Bond	Federated Bond
September 25, 2020	American Century VP Disciplined Core Value	American Century VP Income & Growth
September 30, 2020	Invesco Developing Markets	Invesco Oppenheimer Developing Markets Fund
September 30, 2020	Invesco Discovery	Invesco Oppenheimer Discovery Fund

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Date	New Name	Old Name

September 30, 2020	Invesco Discovery Mid Cap Growth	Invesco Discovery Mid Cap Growth Fund
September 30, 2020	Invesco Global	Invesco Oppenheimer Global Fund
September 30, 2020	Invesco Gold & Special Minerals	Invesco Gold and Specials Minerals Fund
September 30, 2020	Invesco Main Street Mid Cap	Invesco Main Street Mid Cap Fund

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving funds as indicated:

Date	Surviving Subaccount	Closed Subaccount

April 17, 2020	Invesco Discovery Mid Cap Growth Fund	Invesco Mid Cap Growth
April 30, 2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Mid Cap Growth
May 15, 2020	Invesco Gold and Specials Minerals Fund	Invesco Gold & Precious Metals
May 15, 2020	Invesco Main Street Mid Cap Fund	Invesco Mid Cap Core Equity

During the current year the following subaccounts were liquidated and subsequently reinvested:
Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)

February 27, 2020	DWS Government & Agency Securities VIP	Rydex VIF U.S. Government Money Market	10,575
April 30, 2020	BNY Mellon VIF International Value	Invesco V.I. Government Money Market	2,892,916
April 30, 2020	BNY Mellon VIF International Value	Rydex VIF U.S. Government Money Market	1,310,255
June 29, 2020	FormulaFolios US Equity Portfolio	Rydex VIF U.S. Government Money Market	67,526
September 25, 2020	SEI VP Balanced Strategy	Rydex VIF U.S. Government Money Market	-
September 25, 2020	SEI VP Conservative Strategy	Rydex VIF U.S. Government Money Market	34,448
September 25, 2020	SEI VP Defensive Strategy	Rydex VIF U.S. Government Money Market	14,393
September 25, 2020	SEI VP Market Growth Strategy	Rydex VIF U.S. Government Money Market	19,575
September 25, 2020	SEI VP Market Plus Strategy	Rydex VIF U.S. Government Money Market	46,895
September 25, 2020	SEI VP Moderate Strategy	Rydex VIF U.S. Government Money Market	34,162

The following subaccounts are closed to new investments:
Subaccount

American Century VP Mid Cap Value
Fidelity® Advisor International Capital Appreciation
Invesco Small Cap Growth
PGIM QMA Small-Cap Value
PIMCO VIT Low Duration

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount Closed to New Investments

PIMCO VIT Real Return
Rydex VIF Dow 2x Strategy
Rydex VIF Europe 1.25x Strategy
Rydex VIF Government Long Bond 1.2x Strategy
Rydex VIF Inverse Dow 2x Strategy
Rydex VIF Inverse Government Long Bond Strategy
Rydex VIF Inverse Mid-Cap Strategy
Rydex VIF Inverse NASDAQ-100® Strategy
Rydex VIF Inverse Russell 2000® Strategy
Rydex VIF Inverse S&P 500 Strategy
Rydex VIF Japan 2x Strategy
Rydex VIF Mid-Cap 1.5x Strategy
Rydex VIF NASDAQ-100® 2x Strategy
Rydex VIF Nova
Rydex VIF Russell 2000® 1.5x Strategy
Rydex VIF Russell 2000® 2x Strategy
Rydex VIF S&P 500 2x Strategy
Rydex VIF Strengthening Dollar 2x Strategy
Rydex VIF Weakening Dollar 2x Strategy
Vanguard® VIF Small Company Growth
Victory RS Partners
Wells Fargo Growth

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2020, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

7Twelve Balanced Portfolio Class 3	$ 31,397	$ 19,186
AB VPS Dynamic Asset Allocation	381,013	230,699
AB VPS Global Thematic Growth	905	41
AB VPS Growth and Income	20,735	149,415
AB VPS Small/Mid Cap Value	2,062,792	685,704
Alger Capital Appreciation	1,466,997	1,687,202
Alger Large Cap Growth	875,306	923,502
ALPS/Alerian Energy Infrastructure	34,913	25,467
American Century Diversified Bond	125,655	95,177
American Century Equity Income	4,634,327	2,116,758
American Century Heritage	478,772	742,525
American Century International Bond	4,679	85
American Century International Growth	1,927,720	2,100,873
American Century Select	494,056	543,788
American Century Strategic Allocation: Aggressive	172,649	244,992
American Century Strategic Allocation: Conservative	285,200	299,519

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

American Century Strategic Allocation: Moderate	$ 412,934	$ 585,706
American Century Ultra®	155,161	231,437
American Century VP Disciplined Core Value (a)	14,271	436,545
American Century VP Inflation Protection	133,549	51,493
American Century VP International	1,976	7,160
American Century VP Mid Cap Value (d)	425,395	1,333,942
American Century VP Ultra®	6,126,673	7,149,207
American Century VP Value	4,781,047	10,719,668
American Funds IS® Asset Allocation	9,991,160	3,552,594
American Funds IS® Blue Chip Income and Growth	2,743,994	2,779,957
American Funds IS® Capital World Bond (a)	3,612,259	2,736,652
American Funds IS® Global Growth	3,610,365	3,906,645
American Funds IS® Global Growth and Income	37,734	180,617
American Funds IS® Global Small Capitalization	21,755	23,734
American Funds IS® Growth	1,593,121	1,126,620
American Funds IS® Growth-Income	9,421,643	7,396,498
American Funds IS® International	1,032,468	2,180,947
American Funds IS® International Growth and Income	94,550	143,851
American Funds IS® Mortgage	244,548	5,101
American Funds IS® New World	596,587	816,957
American Funds IS® U.S. Government/AAA-Rated Securities	3,512,593	223,664
AMG Managers Fairpointe Mid Cap	182,499	466,360
Ariel®	287,904	344,474
Baron Asset	84,679	126,151
BlackRock Advantage Large Cap Core V.I.	669,976	754,022
BlackRock Advantage Small Cap Growth	79,538	59,741
BlackRock Basic Value V.I.	119,036	138,759
BlackRock Capital Appreciation V.I.	566,821	423,498
BlackRock Equity Dividend	255,875	122,692
BlackRock Equity Dividend V.I.	3,281,444	2,692,365
BlackRock Global Allocation	29,540	268,225
BlackRock Global Allocation V.I.	1,046,006	337,071
BlackRock High Yield V.I.	32,413,676	36,283,187
BlackRock International Dividend	17,020	282,292
BlackRock Large Cap Focus Growth V.I.	691,003	723,348
BNY Mellon Appreciation	2,603,155	2,089,752
BNY Mellon Dynamic Value	138,322	432,222
BNY Mellon IP MidCap Stock	1,534,353	1,509,363
BNY Mellon IP Small Cap Stock Index	1,335,456	1,812,383
BNY Mellon IP Technology Growth	7,290,023	9,257,101
BNY Mellon Opportunistic Midcap Value	83,387	404,201
BNY Mellon Stock Index	141,841	189,858
BNY Mellon VIF Appreciation	4,821,441	1,526,807
Calamos® Growth	1,121,336	1,567,101
Calamos® Growth and Income	524,535	1,152,822

(a) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Calamos® High Income Opportunities	$ 62,420	$ 59,232
ClearBridge Small Cap Growth	1,592	170
ClearBridge Variable Aggressive Growth	3,843,508	7,723,716
ClearBridge Variable Small Cap Growth	4,640,977	4,074,501
Dimensional VA Equity Allocation	226,070	379,750
Dimensional VA Global Bond Portfolio	140,120	610,156
Dimensional VA International Small Portfolio	269,049	442,629
Dimensional VA International Value Portfolio	126,667	494,521
Dimensional VA Short-Term Fixed Portfolio	487,291	852,254
Dimensional VA U.S. Large Value Portfolio	201,530	592,888
Dimensional VA U.S. Targeted Value Portfolio	307,402	204,431
DWS Capital Growth VIP	3,054	28,033
DWS Core Equity VIP	6,829	43,689
DWS CROCI® U.S. VIP	879	2,429
DWS Global Small Cap VIP	208	348
DWS High Income VIP	547	47
DWS International Growth VIP	179	2,966
DWS Small Mid Cap Value VIP	862	134
Eaton Vance VT Floating-Rate Income	3,654,002	5,559,689
Federated Hermes Corporate Bond (a)	3,319,954	2,416,904
Federated Hermes Fund for U.S. Government Securities II (a)	5,389,328	3,602,134
Federated Hermes High Income Bond II (a)	2,840,468	10,616,104
FFI Strategies (a)	475	202
Fidelity® Advisor Dividend Growth	198,732	458,754
Fidelity® Advisor International Capital Appreciation (d)	1,990	42,407
Fidelity® Advisor Leveraged Company Stock	7,755	9,112
Fidelity® Advisor New Insights	220,797	2,108,581
Fidelity® Advisor Real Estate	255,031	237,378
Fidelity® Advisor Stock Selector Mid Cap	260,828	402,436
Fidelity® Advisor Value Strategies	103,292	458,785
Fidelity® VIP Balanced	113,440	374,151
Fidelity® VIP Contrafund	4,564,343	4,722,279
Fidelity® VIP Disciplined Small Cap	7,244	10,221
Fidelity® VIP Emerging Markets	197,376	191,363
Fidelity® VIP Equity-Income	1,517,433	990,930
Fidelity® VIP Growth & Income	1,294,524	1,315,689
Fidelity® VIP Growth Opportunities	24,144,113	16,018,387
Fidelity® VIP High Income	12,114,241	10,645,226
Fidelity® VIP Index 500	4,939,046	6,057,465
Fidelity® VIP Investment Grade Bond	5,535,322	5,766,244
Fidelity® VIP Mid Cap	42,192	23,456
Fidelity® VIP Overseas	5,201,768	1,701,223
Fidelity® VIP Real Estate	155,213	121,346
Fidelity® VIP Strategic Income	283,403	1,177,847
Franklin Allocation VIP Fund	831,097	470,794

(a) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Franklin Flex Cap Growth VIP Fund	$ 117,546	$ 4,009
Franklin Growth and Income VIP Fund	392,426	175,411
Franklin Income VIP Fund	1,367,199	6,425,229
Franklin Large Cap Growth VIP Fund	208,947	223,194
Franklin Mutual Global Discovery VIP Fund	865,710	2,777,018
Franklin Mutual Shares VIP Fund	1,792	852
Franklin Rising Dividends VIP Fund	157,359	338,016
Franklin Small Cap Value VIP Fund	374,379	2,924,877
Franklin Small-Mid Cap Growth VIP Fund	2,739,288	925,812
Franklin Strategic Income VIP Fund	1,431,011	1,441,532
Franklin U.S. Government Securities VIP Fund	342,759	361,107
Goldman Sachs Emerging Markets Equity	116,401	930,633
Goldman Sachs Government Income	1,031,362	837,865
Goldman Sachs VIT Growth Opportunities	88,167	22,184
Goldman Sachs VIT High Quality Floating Rate	65	125
Goldman Sachs VIT International Equity Insights	4,296	373
Goldman Sachs VIT Large Cap Value	141,256	114,708
Goldman Sachs VIT Mid Cap Value	28,289	236,127
Goldman Sachs VIT Small Cap Equity Insights	19,527	36,455
Goldman Sachs VIT Strategic Growth	166,470	151,438
Guggenheim Alpha Opportunity	1,973	1,203
Guggenheim Floating Rate Strategies	216,656	927,902
Guggenheim High Yield	552,517	1,203,471
Guggenheim Large Cap Value	516,410	2,293,648
Guggenheim Long Short Equity	11,253	38,484
Guggenheim Macro Opportunities	443	860
Guggenheim Multi-Hedge Strategies	12,378	913
Guggenheim Small Cap Value	14,886	40,152
Guggenheim SMid Cap Value	1,164,728	1,814,458
Guggenheim StylePlus Large Core	402,803	655,525
Guggenheim StylePlus Mid Growth	453,216	604,914
Guggenheim Total Return Bond	240,830	402,449
Guggenheim US Investment Grade Bond	3,481,963	2,075,609
Guggenheim VIF All Cap Value	2,874,382	8,735,171
Guggenheim VIF Alpha Opportunity	52,747	673,690
Guggenheim VIF Floating Rate Strategies	731,355	2,002,805
Guggenheim VIF Global Managed Futures Strategy	63,250	445,346
Guggenheim VIF High Yield	5,890,004	11,049,177
Guggenheim VIF Large Cap Value	11,282,351	11,653,925
Guggenheim VIF Long Short Equity	614,945	5,378,728
Guggenheim VIF Managed Asset Allocation	1,240,949	1,553,672
Guggenheim VIF Multi-Hedge Strategies	4,639,608	2,785,685
Guggenheim VIF Small Cap Value	3,508,854	5,479,804
Guggenheim VIF SMid Cap Value	4,163,596	9,041,045
Guggenheim VIF StylePlus Large Core	2,428,672	6,016,128
Guggenheim VIF StylePlus Large Growth	2,111,020	3,283,528
Guggenheim VIF StylePlus Mid Growth	2,157,541	2,345,768
Guggenheim VIF StylePlus Small Growth	248,744	1,153,068

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Guggenheim VIF Total Return Bond	$ 24,521,384	$ 14,666,391
Guggenheim VIF World Equity Income	1,293,720	3,032,739
Guggenheim World Equity Income	305,875	1,381,005
Invesco American Franchise	366,182	129,110
Invesco Comstock	530,897	2,212,883
Invesco Developing Markets (a)	35,981	61,664
Invesco Discovery (a)	52,236	51,729
Invesco Discovery Mid Cap Growth	1,103,373	1,031,136
Invesco Energy	24,710	38,916
Invesco Equity and Income	677,419	955,816
Invesco Global (a)	89,685	125,999
Invesco Gold & Special Minerals	167,697	159,612
Invesco Main Street Mid Cap	1,305,249	1,260,710
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (b)	6,598,346	6,075,238
Invesco Oppenheimer V.I. Global Fund	686,733	1,094,464
Invesco Oppenheimer V.I. Global Strategic Income Fund	1,595	1,553
Invesco Oppenheimer V.I. International Growth Fund	73,121	180,428
Invesco Oppenheimer V.I. Main Street Small Cap Fund	2,134,044	3,773,819
Invesco Oppenheimer V.I. Total Return Bond Fund	10,278,661	17,545,289
Invesco Small Cap Growth (d)	424,632	320,873
Invesco Technology	245,590	312,342
Invesco V.I. American Franchise Series I	221,371	389,625
Invesco V.I. American Franchise Series II	53,683	88,272
Invesco V.I. American Value	11,205	148,711
Invesco V.I. Balanced-Risk Allocation	4,486	5,917
Invesco V.I. Comstock	1,226,620	13,348,706
Invesco V.I. Core Equity	2,873	165
Invesco V.I. Equity and Income	3,148,084	2,164,628
Invesco V.I. Global Core Equity	303	247
Invesco V.I. Global Real Estate Series I	1,441,053	2,461,708
Invesco V.I. Global Real Estate Series II	151,287	198,950
Invesco V.I. Government Money Market (c)	36,146,784	30,711,847
Invesco V.I. Government Securities	20,883,779	19,056,302
Invesco V.I. Growth and Income	165,362	137,260
Invesco V.I. Health Care Series I	2,748,717	2,725,543
Invesco V.I. Health Care Series II	4,360	230,707
Invesco V.I. High Yield	6,353	17,817
Invesco V.I. International Growth	9,184,845	16,748,750
Invesco V.I. Managed Volatility	81,359	175,875
Invesco V.I. Mid Cap Core Equity	4,445,863	2,517,297
Invesco V.I. S&P 500 Index	520,675	471,390
Invesco V.I. Small Cap Equity	13,137	3,946
Invesco V.I. Value Opportunities	277,151	522,929

(a) Name change. See Note 1.
(b) Merger. See Note 1.
(c) Liquidation. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Invesco Value Opportunities	$ 184,579	$ 445,800
Ivy Asset Strategy	40,918	81,657
Ivy VIP Asset Strategy	414,164	103,013
Ivy VIP Balanced	53,294	570
Ivy VIP Core Equity	7,382	1,377
Ivy VIP Energy	1,867	3,964
Ivy VIP Global Bond	4,679	104,536
Ivy VIP Global Equity Income	786	139
Ivy VIP Global Growth	2,822	2,507
Ivy VIP Growth	58,431	121,286
Ivy VIP High Income	2,831,425	2,930,655
Ivy VIP International Core Equity	18,976	101,925
Ivy VIP Limited-Term Bond	95,444	95,585
Ivy VIP Mid Cap Growth	135,137	8,506
Ivy VIP Natural Resources	99,228	7,430
Ivy VIP Science and Technology	123,809	164,698
Ivy VIP Securian Real Estate Securities	4,977	1,396
Ivy VIP Small Cap Core	19,166	47,439
Ivy VIP Small Cap Growth	92,652	133,891
Ivy VIP Value	48,494	57,374
Janus Henderson Mid Cap Value	45,387	35,984
Janus Henderson Overseas	397,000	565,338
Janus Henderson U.S. Managed Volatility	221,061	179,111
Janus Henderson VIT Enterprise	3,328,060	7,882,390
Janus Henderson VIT Forty	39,988	65,570
Janus Henderson VIT Mid Cap Value	46,492	796
Janus Henderson VIT Overseas	240,167	78,725
Janus Henderson VIT Research	4,186,340	6,048,554
JPMorgan Insurance Trust Core Bond Portfolio	3,557,306	2,877,192
JPMorgan Insurance Trust Small Cap Core Portfolio	10,310	951
JPMorgan Insurance Trust US Equity Portfolio	7,331	117,496
Lord Abbett Series Bond-Debenture VC	6,101,233	5,292,175
Lord Abbett Series Developing Growth VC	1,372,071	1,395,493
Lord Abbett Series Dividend Growth VC (a)	3,206	38,546
Lord Abbett Series Growth Opportunities VC	44,587	51,007
Lord Abbett Series Mid Cap Stock VC	543	5,972
Lord Abbett Series Total Return VC	21,054	265
MFS® VIT Emerging Markets Equity	86,534	158,255
MFS® VIT Global Tactical Allocation	476	1,076
MFS® VIT High Yield	1,270,825	1,070,134
MFS® VIT II MA Investors Growth Stock	37	174,020
MFS® VIT II Research International	6,363,565	2,845,438
MFS® VIT International Intrinsic Value	1,388,501	294,565
MFS® VIT Investors Trust	4,409	4,063
MFS® VIT New Discovery	25,149	54,178
MFS® VIT Research	5,689	1,344

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

MFS® VIT Total Return	$ 2,737,729	$ 8,667,417
MFS® VIT Total Return Bond	96,278	36,716
MFS® VIT Utilities	1,999,920	3,035,235
Morgan Stanley VIF Emerging Markets Debt	8,757	8,289
Morgan Stanley VIF Emerging Markets Equity	5,219,686	5,886,442
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	836,916	620,516
Morningstar Balanced ETF Asset Allocation Portfolio	8,028,606	600,637
Morningstar Conservative ETF Asset Allocation Portfolio	2,260,032	1,692,966
Morningstar Growth ETF Asset Allocation Portfolio	3,952,437	1,385,675
Morningstar Income and Growth ETF Asset Allocation Portfolio	757,352	81,216
Neuberger Berman AMT Sustainable Equity I	494,744	1,610,075
Neuberger Berman AMT Sustainable Equity S	461,613	1,317,417
Neuberger Berman Core Bond	429,403	1,767,647
Neuberger Berman Large Cap Value	42,485	204,774
Neuberger Berman Sustainable Equity	308,811	169,338
North Square Oak Ridge Small Cap Growth	9,902	40,991
Northern Global Tactical Asset Allocation	27,845	12,142
Northern Large Cap Core	29,537	22,086
Northern Large Cap Value	27,910	215,595
PGIM Jennison 20/20 Focus	544,947	831,244
PGIM Jennison Mid-Cap Growth	160,028	78,464
PGIM Jennison Natural Resources	1,864	1,067
PGIM Jennison Small Company	136,277	114,489
PGIM QMA Small-Cap Value (d)	4,180	65,314
PIMCO All Asset	19,823	95,408
PIMCO CommodityRealReturn Strategy	17,483	15,815
PIMCO Emerging Markets Bond	1,475	901
PIMCO High Yield	363,694	261,979
PIMCO International Bond (U.S. Dollar-Hedged)	1,473,451	1,799,147
PIMCO Low Duration	15,713	18,960
PIMCO Real Return	103,113	222,655
PIMCO StocksPLUS® Small Fund	129,116	1,049,136
PIMCO Total Return	391,291	593,541
PIMCO VIT All Asset Administrative	916,447	1,396,998
PIMCO VIT All Asset Advisor	155,549	68,536
PIMCO VIT CommodityRealReturn Strategy Administrative	3,438,423	2,383,694
PIMCO VIT CommodityRealReturn Strategy Advisor	47,151	44,642
PIMCO VIT Emerging Markets Bond	2,731,795	3,071,636
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	1,346	521
PIMCO VIT Global Managed Asset Allocation	89,986	359
PIMCO VIT High Yield	1,585,736	3,357,293
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	3,821,711	4,087,189
PIMCO VIT International Bond Portfolio (Unhedged)	15,851	4,541
PIMCO VIT Low Duration Administrative (d)	14,321,182	10,471,047
PIMCO VIT Low Duration Advisor	1,766,523	1,868,864
PIMCO VIT Real Return Administrative (d)	8,283,945	11,343,239

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

PIMCO VIT Real Return Advisor	$ 334,758	$ 602,590
PIMCO VIT Short-Term	1,202,462	2,093,921
PIMCO VIT Total Return Administrative	6,264,925	6,525,895
PIMCO VIT Total Return Advisor	12,107,685	9,507,441
Pioneer Bond VCT	51,845	2,013,130
Pioneer Equity Income VCT	9,658	36,223
Pioneer High Yield VCT	33,519	146,507
Pioneer Real Estate Shares VCT	11,390	23,649
Pioneer Strategic Income	5,138	21,760
Pioneer Strategic Income VCT	9,271	1,073,278
Power Income VIT	1,195	124,481
Probabilities Fund	1,512,034	220,854
Putnam VT Diversified Income	144,162	306,673
Putnam VT Equity Income	207,995	116,506
Putnam VT Global Asset Allocation	462	182
Putnam VT Growth Opportunities	606,200	265,603
Putnam VT High Yield	39,465	54,323
Putnam VT Income	3,517,439	1,822,615
Putnam VT Multi-Asset Absolute Return	47,237	171,315
Putnam VT Multi-Cap Core	-	115,875
Putnam VT Small Cap Growth	34,192	35,092
Putnam VT Small Cap Value	28,749	25,276
Redwood Managed Volatility	144,686	894,168
Royce Micro-Cap	2,559,709	2,601,220
Royce Opportunity	659,866	721,100
Royce Small-Cap Value	122,971	184,712
Rydex VIF Banking	214,688	742,219
Rydex VIF Basic Materials	1,056,563	601,395
Rydex VIF Biotechnology	1,998,974	2,087,279
Rydex VIF Commodities Strategy	194,467	108,239
Rydex VIF Consumer Products	2,004,388	900,377
Rydex VIF Dow 2x Strategy (d)	23,815,004	23,567,041
Rydex VIF Electronics	388,362	599,187
Rydex VIF Energy	1,112,200	668,551
Rydex VIF Energy Services	698,700	543,694
Rydex VIF Europe 1.25x Strategy (d)	444,784	506,667
Rydex VIF Financial Services	1,243,541	643,566
Rydex VIF Government Long Bond 1.2x Strategy (d)	2,534,971	2,321,195
Rydex VIF Health Care	1,976,910	1,261,172
Rydex VIF High Yield Strategy	126,746	3,495,631
Rydex VIF Internet	2,412,827	2,440,429
Rydex VIF Inverse Dow 2x Strategy (d)	5,845,495	5,114,537
Rydex VIF Inverse Government Long Bond Strategy (d)	813,245	843,126
Rydex VIF Inverse Mid-Cap Strategy (d)	173,746	173,784
Rydex VIF Inverse NASDAQ-100® Strategy (d)	3,882,732	3,742,038
Rydex VIF Inverse Russell 2000® Strategy (d)	1,219,134	1,087,997

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Rydex VIF Inverse S&P 500 Strategy (d)	$ 3,188,519	$ 3,082,733
Rydex VIF Japan 2x Strategy (d)	101,514	350,149
Rydex VIF Leisure	93,599	167,884
Rydex VIF Mid-Cap 1.5x Strategy (d)	431,867	601,826
Rydex VIF NASDAQ-100®	84,762,350	90,983,375
Rydex VIF NASDAQ-100® 2x Strategy (d)	127,758,628	131,093,998
Rydex VIF Nova (d)	5,966,230	6,559,654
Rydex VIF Precious Metals	4,046,119	4,251,375
Rydex VIF Real Estate	1,535,178	3,885,526
Rydex VIF Retailing	684,229	615,282
Rydex VIF Russell 2000® 1.5x Strategy (d)	2,912,271	2,851,512
Rydex VIF Russell 2000® 2x Strategy (d)	32,552,851	22,547,114
Rydex VIF S&P 500 2x Strategy (d)	46,013,641	46,487,201
Rydex VIF S&P 500 Pure Growth	6,289,864	7,623,697
Rydex VIF S&P 500 Pure Value	8,764,434	8,972,091
Rydex VIF S&P MidCap 400 Pure Growth	1,683,510	1,479,371
Rydex VIF S&P MidCap 400 Pure Value	3,590,610	2,280,377
Rydex VIF S&P SmallCap 600 Pure Growth	1,831,725	1,106,515
Rydex VIF S&P SmallCap 600 Pure Value	3,566,009	2,200,666
Rydex VIF Strengthening Dollar 2x Strategy (d)	602,587	115,060
Rydex VIF Technology	4,429,572	5,395,656
Rydex VIF Telecommunications	54,739	164,185
Rydex VIF Transportation	302,191	109,778
Rydex VIF U.S. Government Money Market (c)	253,545,118	248,856,413
Rydex VIF Utilities	1,768,907	2,989,461
Rydex VIF Weakening Dollar 2x Strategy (d)	35,798	44,932
T. Rowe Price Blue Chip Growth	1,239,329	1,841,976
T. Rowe Price Capital Appreciation	1,603,824	2,202,742
T. Rowe Price Equity Income	62,585	101,830
T. Rowe Price Growth Stock	581,154	1,307,487
T. Rowe Price Health Sciences	4,331,408	2,889,806
T. Rowe Price Limited-Term Bond	41,850	1,405
T. Rowe Price Retirement 2010	147	19
T. Rowe Price Retirement 2015	24,594	6,081
T. Rowe Price Retirement 2020	29,971	1,541
T. Rowe Price Retirement 2025	4,713	16,934
T. Rowe Price Retirement 2030	31,580	1,787
T. Rowe Price Retirement 2035	169,164	1,235
T. Rowe Price Retirement 2040	13,144	585
T. Rowe Price Retirement 2045	1,408	49
T. Rowe Price Retirement 2050	-	3,038
T. Rowe Price Retirement 2055	11,377	520
T. Rowe Price Retirement Balanced	29,348	83,509
Templeton Developing Markets VIP Fund	8,143,946	6,541,458
Templeton Foreign VIP Fund	8,565,530	1,565,152

(c) Liquidation. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Templeton Global Bond VIP Fund	$ 456,762	$ 710,266
Templeton Growth VIP Fund	102	50
TOPS® Conservative ETF	522,218	1,923
VanEck VIP Global Gold	152,653	32,431
VanEck VIP Global Hard Assets	91,769	58,777
Vanguard® VIF Balanced	177,766	11,540
Vanguard® VIF Capital Growth	181,299	164,079
Vanguard® VIF Conservative Allocation	1,441,945	228,472
Vanguard® VIF Diversified Value	190,969	289,641
Vanguard® VIF Equity Income	410,646	333,878
Vanguard® VIF Equity Index	696,017	42,462
Vanguard® VIF Global Bond Index	72,162	134
Vanguard® VIF Growth	99,895	16,281
Vanguard® VIF High Yield Bond	723,041	275,459
Vanguard® VIF International	1,198,868	481,130
Vanguard® VIF Mid-Cap Index	1,855,648	690,576
Vanguard® VIF Moderate Allocation	3,212,280	143,538
Vanguard® VIF Real Estate Index	219,704	126,537
Vanguard® VIF Short Term Investment Grade	1,085,861	94,725
Vanguard® VIF Small Company Growth (d)	89,025	2,375
Vanguard® VIF Total Bond Market Index	2,283,939	895,134
Vanguard® VIF Total International Stock Market Index	534,050	65,776
Vanguard® VIF Total Stock Market Index	1,419,706	290,363
Victory RS Partners (d)	8,599	41,619
Victory RS Science and Technology	318,721	204,708
Victory RS Value	98,444	541,384
Virtus Ceredex Mid Cap Value Equity	30,101	111,936
Virtus Duff & Phelps Real Estate Securities Series	367,482	126,303
Virtus KAR Small-Cap Growth Series	885,251	823,039
Virtus Newfleet Multi-Sector Intermediate Bond Series	18,518	60,202
Virtus SGA International Growth Series	13,631	41,596
Virtus Strategic Allocation Series	32,871	15,589
Voya MidCap Opportunities Portfolio	91,115	72,587
VY Clarion Global Real Estate Portfolio	19,016	2,438
Wells Fargo Growth (d)	139,727	151,597
Wells Fargo International Equity VT	914	130
Wells Fargo Large Cap Core	219,140	354,657
Wells Fargo Omega Growth VT	17,576	23,167
Wells Fargo Opportunity	393,418	655,092
Wells Fargo Opportunity VT	200,152	538,316
Wells Fargo Small Company Value	228,434	942,929
Western Asset Variable Global High Yield Bond	6,264,698	8,136,746

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2020 by subaccount are as follows:

Subaccount	Annuity Assets

AB VPS Growth and Income	$ 258,290
American Century Equity Income	290
American Century VP Mid Cap Value	6,442
American Century VP Ultra®	197
American Century VP Value	8,639
American Funds IS® Capital World Bond	51,996
American Funds IS® Global Growth	675
American Funds IS® Growth-Income	1,161
American Funds IS® International	584
Ariel®	3,572
BlackRock Equity Dividend V.I.	538
BlackRock Global Allocation V.I.	12,726
BlackRock High Yield V.I.	536
BNY Mellon Appreciation	14,214
BNY Mellon Dynamic Value	13,637
BNY Mellon IP Small Cap Stock Index	569
BNY Mellon IP Technology Growth	306,726
BNY Mellon Opportunistic Midcap Value	393
Calamos® Growth	747
Calamos® Growth and Income	11,467
ClearBridge Variable Aggressive Growth	8,356
ClearBridge Variable Small Cap Growth	42,255
Dimensional VA International Small Portfolio	43,969
Dimensional VA U.S. Targeted Value Portfolio	65,929
Federated Hermes Corporate Bond	10,445
Federated Hermes Fund for U.S. Government Securities II	2,555
Federated Hermes High Income Bond II	4,048
Fidelity® Advisor International Capital Appreciation	1,748
Fidelity® Advisor Real Estate	3,055
Fidelity® Advisor Value Strategies	291
Fidelity® VIP Contrafund	76,461

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets

Fidelity® VIP Growth Opportunities	$ 687,498
Fidelity® VIP High Income	1,534
Fidelity® VIP Index 500	22,645
Fidelity® VIP Investment Grade Bond	41,801
Franklin Income VIP Fund	3,533
Franklin Mutual Global Discovery VIP Fund	14,724
Franklin Small Cap Value VIP Fund	1,201
Guggenheim SMid Cap Value	674
Guggenheim VIF All Cap Value	6,916
Guggenheim VIF Alpha Opportunity	1,906
Guggenheim VIF High Yield	126,701
Guggenheim VIF Large Cap Value	380,522
Guggenheim VIF Long Short Equity	1,128
Guggenheim VIF Multi-Hedge Strategies	514
Guggenheim VIF Small Cap Value	71,996
Guggenheim VIF SMid Cap Value	69,439
Guggenheim VIF StylePlus Large Core	10,030
Guggenheim VIF StylePlus Mid Growth	49,901
Guggenheim VIF StylePlus Small Growth	2,232
Guggenheim VIF Total Return Bond	45,974
Guggenheim VIF World Equity Income	11,223
Invesco Comstock	525
Invesco Equity and Income	545
Invesco Main Street Mid Cap	271
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	7,874
Invesco Oppenheimer V.I. Global Fund	655
Invesco Oppenheimer V.I. Main Street Small Cap Fund	34,919
Invesco Oppenheimer V.I. Total Return Bond Fund	69,939
Invesco Small Cap Growth	5,758
Invesco V.I. Comstock	17,971
Invesco V.I. Equity and Income	4,440
Invesco V.I. Global Real Estate Series I	670
Invesco V.I. Government Money Market	117,523
Invesco V.I. Government Securities	44,282
Invesco V.I. International Growth	2,909
Invesco V.I. Mid Cap Core Equity	13,226
Invesco V.I. Value Opportunities	55,559
Ivy VIP Mid Cap Growth	34,227
Janus Henderson Overseas	2,459
Janus Henderson VIT Enterprise	94,444
Janus Henderson VIT Research	34,885
JPMorgan Insurance Trust Core Bond Portfolio	1,325
MFS® VIT II Research International	20,101
MFS® VIT Total Return	70,504
MFS® VIT Utilities	5,796
Morgan Stanley VIF Emerging Markets Equity	27,856
PIMCO High Yield	2,396
PIMCO International Bond (U.S. Dollar-Hedged)	3,066
PIMCO VIT All Asset Administrative	12,563
PIMCO VIT All Asset Advisor	265,998
PIMCO VIT CommodityRealReturn Strategy Administrative	45,988

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets

PIMCO VIT Emerging Markets Bond	$ 2,496
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	19,608
PIMCO VIT Low Duration Administrative	15,230
PIMCO VIT Real Return Administrative	5,581
PIMCO VIT Real Return Advisor	36,820
PIMCO VIT Total Return Administrative	3,697
PIMCO VIT Total Return Advisor	294,175
Royce Micro-Cap	34,472
Rydex VIF Banking	16,712
Rydex VIF Biotechnology	44,287
Rydex VIF Commodities Strategy	200
Rydex VIF Energy Services	76
Rydex VIF Europe 1.25x Strategy	493
Rydex VIF Health Care	35,946
Rydex VIF Mid-Cap 1.5x Strategy	2,093
Rydex VIF NASDAQ-100® 2x Strategy	25,105
Rydex VIF Precious Metals	1,890
Rydex VIF Real Estate	30,345
Rydex VIF Retailing	1,768
Rydex VIF Russell 2000® 1.5x Strategy	1,756
Rydex VIF S&P 500 Pure Growth	1,529
Rydex VIF S&P 500 Pure Value	1,281
Rydex VIF S&P SmallCap 600 Pure Growth	3,466
Rydex VIF U.S. Government Money Market	155,032
Rydex VIF Utilities	43,073
T. Rowe Price Growth Stock	37,511
Templeton Developing Markets VIP Fund	5,196
Templeton Foreign VIP Fund	801
TOPS® Conservative ETF	530,587
Vanguard® VIF Capital Growth	405,781
Vanguard® VIF Equity Index	395,887
Vanguard® VIF International	521,313
Vanguard® VIF Mid-Cap Index	156,858
Vanguard® VIF Moderate Allocation	85,322
Vanguard® VIF Real Estate Index	164,781
Vanguard® VIF Short Term Investment Grade	36,002
Vanguard® VIF Small Company Growth	19,706
Vanguard® VIF Total Bond Market Index	433,622
Vanguard® VIF Total International Stock Market Index	260,717
Vanguard® VIF Total Stock Market Index	96,023
Victory RS Science and Technology	5,739
Virtus KAR Small-Cap Growth Series	416,604
Wells Fargo Small Company Value	4,179
Western Asset Variable Global High Yield Bond	24,360

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

As the economic and regulatory environment continues to evolve related to COVID-19, we cannot reasonably estimate the length or severity of this event or the impact to Separate Account performance and financial results. However, in general, a deterioration in general economic and business conditions can have a negative impact on individual unit values and could cause a net decrease in net assets resulting from operations of the separate account.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.
The Account had no financial liabilities as of December 31, 2020.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 1.20% of the average daily net assets.  The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•
Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•
Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•
Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•
Rider Charge:  SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.50% of the contract value.  For contracts issued prior to June 19, 2006, maximum rider charge is 1% and for contracts issued prior to February 10 2010, maximum rider charge is 1.60%.

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets.  The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value.  The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	Guggenheim VIF All Cap Value, Guggenheim VIF Large Cap Value, Guggenheim VIF Small Cap Value, Guggenheim VIF SMid Cap Value, Guggenheim VIF StylePlus Mid Growth, and Guggenheim VIF World Equity Income
0.35%	Invesco V.I. International Growth and Invesco V.I. Mid Cap Core Equity
0.40%	Invesco Oppenheimer V.I. Main Street Small Cap Fund
0.45%	Guggenheim VIF Long Short Equity, Guggenheim VIF Multi-Hedge Strategies, Invesco V.I. Government Securities and for each of the Rydex VIF Subaccounts
0.50%	Federated Hermes High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Investment Grade Bond
0.55%	Fidelity VIP Index 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return and Wells Fargo Opportunity VT
0.60%
Federated Hermes Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth VIP Fund, Invesco V.I. American Franchise, Neuberger Berman AMT Sustainable Equity, Templeton Developing Markets VIP Fund and Templeton Foreign VIP Fund

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•
Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•
Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•
Account Administrative Charge: SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

Security Benefit Advisor

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.75% of the average daily net asset value. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net assets value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•
Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $25,000, SBL deducts an additional 0.15% above the minimum annual rate of 0.75%, as a contract level deduction for mortality and expense risk.

•
Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•
Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

EliteDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets.  A 5 year contract is not assessed with a mortality and expense risk charge.  A 0-4 year contract is assessed a mortality and expense risk fee of 0.20% annually.   An EliteDesigns II contract is assessed a mortality and expense risk fee of 1.20% annually.  All contracts, once annuitized will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets.  Currently, there are no policies in the annuitization stage.

Administrative Charge:  SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value.  The amount of these charges differs by Subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Product	Subaccount
0.65%	EliteDesigns II
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio, Dimensional VA Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio, Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard® VIF Total Stock Market Index

0.25%	EliteDesigns and EliteDesigns II	All other subaccounts

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.
Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•
Contingent Deferred Sales Charge (CDSC): For a 5 year contract, SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract.  For a 0 year and EliteDesigns II contract, SBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: SBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 1.25% of the contract value.

SecureDesigns

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•
Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•
Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•
Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 2.00% of the contract value.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Valuebuilder

Mortality and Expense Risk Charge: For NEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% of the average daily net asset value to contracts with $25,000 or more and 0.90% of the average daily net asset value to contracts with less than $25,000. For NEA Valuebuilder – RID contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.10% of the average daily net asset value. For AEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.95% of the average daily net asset value to contracts with $25,000 or more and 1.10% of the average daily net asset value to contracts with less than $25,000. During the annuity period mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the average daily net asset value for certain annuity options.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•
Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•
Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2020 and 2019, were as follows:

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

7Twelve Balanced Portfolio Class 3	2,273	(1,835)	438	7,034	(2,234)	4,800
AB VPS Dynamic Asset Allocation	42,323	(23,248)	19,075	44,567	(46,597)	(2,030)
AB VPS Global Thematic Growth	14	-	14	487	-	487
AB VPS Growth and Income	577	(9,170)	(8,593)	27,637	(4,829)	22,808
AB VPS Small/Mid Cap Value	241,214	(69,352)	171,862	89,627	(78,382)	11,245
Alger Capital Appreciation	60,676	(70,803)	(10,127)	1,985	(1,536)	449
Alger Large Cap Growth	38,885	(36,774)	2,111	81,924	(85,448)	(3,524)
ALPS/Alerian Energy Infrastructure	6,817	(4,224)	2,593	5,036	(9,274)	(4,238)
American Century Diversified Bond	13,732	(10,468)	3,264	5,150	(16,006)	(10,856)
American Century Equity Income	265,184	(110,032)	155,152	73,776	(83,032)	(9,256)
American Century Heritage	7,070	(31,213)	(24,143)	27,187	(23,974)	3,213
American Century International Bond	704	(3)	701	38	(3)	35
American Century International Growth	172,936	(193,910)	(20,974)	61,437	(99,677)	(38,240)
American Century Select	23,882	(32,275)	(8,393)	13,873	(30,067)	(16,194)
American Century Strategic Allocation: Aggressive	10,083	(19,423)	(9,340)	11,336	(13,820)	(2,484)
American Century Strategic Allocation: Conservative	24,230	(26,894)	(2,664)	38,202	(28,103)	10,099
American Century Strategic Allocation: Moderate	26,512	(47,083)	(20,571)	33,528	(62,903)	(29,375)
American Century Ultra®	5,827	(8,145)	(2,318)	2,435	(8,461)	(6,026)
American Century VP Disciplined Core Value_(a)	652	(31,957)	(31,305)	1,214	(654)	560
American Century VP Inflation Protection	16,641	(5,906)	10,735	10,406	(1,961)	8,445
American Century VP International	274	(563)	(289)	281	(605)	(324)
American Century VP Mid Cap Value_(d)	35,262	(91,548)	(56,286)	24,880	(66,665)	(41,785)
American Century VP Ultra®	213,605	(244,442)	(30,837)	226,651	(298,422)	(71,771)
American Century VP Value	224,585	(551,140)	(326,555)	345,844	(536,458)	(190,614)
American Funds IS® Asset Allocation	894,009	(292,285)	601,724	371,508	(246,422)	125,086

(a) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

American Funds IS® Blue Chip Income and Growth	210,619	(214,761)	(4,142)	209,456	(212,997)	(3,541)
American Funds IS® Capital World Bond_(a)	409,445	(311,633)	97,812	235,349	(124,221)	111,128
American Funds IS® Global Growth	244,270	(261,453)	(17,183)	262,053	(92,731)	169,322
American Funds IS® Global Growth and Income	3,466	(15,480)	(12,014)	7,438	(3,021)	4,417
American Funds IS® Global Small Capitalization	1,531	(2,053)	(522)	6,320	(1,887)	4,433
American Funds IS® Growth	107,617	(66,921)	40,696	113,910	(94,297)	19,613
American Funds IS® Growth-Income	680,112	(519,598)	160,514	594,131	(404,690)	189,441
American Funds IS® International	130,407	(236,292)	(105,885)	170,847	(138,785)	32,062
American Funds IS® International Growth and Income	11,451	(16,391)	(4,940)	1,843	(8,136)	(6,293)
American Funds IS® Mortgage	26,509	(457)	26,052	3,892	(806)	3,086
American Funds IS® New World	62,252	(78,068)	(15,816)	106,315	(54,664)	51,651
American Funds IS® U.S. Government/AAA-Rated Securities	378,816	(21,589)	357,227	246,951	(225,257)	21,694
AMG Managers Fairpointe Mid Cap	11,040	(34,086)	(23,046)	11,418	(29,555)	(18,137)
Ariel®	13,880	(20,518)	(6,638)	32,144	(136,697)	(104,553)
Baron Asset	4,227	(6,857)	(2,630)	5,246	(9,077)	(3,831)
BlackRock Advantage Large Cap Core V.I.	36,577	(42,279)	(5,702)	8,008	(60)	7,948
BlackRock Advantage Small Cap Growth	5,373	(3,633)	1,740	3,912	(794)	3,118
BlackRock Basic Value V.I.	8,745	(11,670)	(2,925)	395	(5)	390
BlackRock Capital Appreciation V.I.	24,689	(18,892)	5,797	602	(21,171)	(20,569)
BlackRock Equity Dividend	17,087	(8,635)	8,452	6,212	(9,424)	(3,212)
BlackRock Equity Dividend V.I.	250,659	(207,195)	43,464	174,366	(92,171)	82,195
BlackRock Global Allocation	2,492	(25,534)	(23,042)	1,200	(3,284)	(2,084)
BlackRock Global Allocation V.I.	85,583	(30,711)	54,872	51,223	(41,756)	9,467
BlackRock High Yield V.I.	3,246,286	(3,566,177)	(319,891)	1,550,040	(1,022,415)	527,625
BlackRock International Dividend	1,912	(28,762)	(26,850)	16,135	(2,736)	13,399
BlackRock Large Cap Focus Growth V.I.	30,249	(30,817)	(568)	8,361	(4,629)	3,732
BNY Mellon Appreciation	158,372	(128,556)	29,816	101,533	(67,617)	33,916

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

BNY Mellon Dynamic Value	9,241	(24,735)	(15,494)	12,503	(51,080)	(38,577)
BNY Mellon IP MidCap Stock	155,157	(161,188)	(6,031)	70,608	(204,946)	(134,338)
BNY Mellon IP Small Cap Stock Index	92,084	(154,394)	(62,310)	133,820	(63,289)	70,531
BNY Mellon IP Technology Growth	246,380	(310,707)	(64,327)	266,351	(250,843)	15,508
BNY Mellon Opportunistic Midcap Value	8,676	(21,644)	(12,968)	10,017	(24,288)	(14,271)
BNY Mellon Stock Index	6,240	(11,090)	(4,850)	1,291	(3,696)	(2,405)
BNY Mellon VIF Appreciation	335,011	(93,475)	241,536	49,068	(13,038)	36,030
Calamos® Growth	18,986	(78,904)	(59,918)	23,089	(76,105)	(53,016)
Calamos® Growth and Income	28,631	(60,713)	(32,082)	20,666	(53,485)	(32,819)
Calamos® High Income Opportunities	5,052	(5,602)	(550)	6,577	(7,286)	(709)
ClearBridge Small Cap Growth	29	-	29	27	-	27
ClearBridge Variable Aggressive Growth	199,968	(460,717)	(260,749)	124,439	(188,699)	(64,260)
ClearBridge Variable Small Cap Growth	201,198	(178,695)	22,503	67,357	(139,495)	(72,138)
Dimensional VA Equity Allocation	23,353	(34,904)	(11,551)	34,023	-	34,023
Dimensional VA Global Bond Portfolio	18,700	(70,106)	(51,406)	97,318	(37,552)	59,766
Dimensional VA International Small Portfolio	25,411	(38,495)	(13,084)	39,324	(37,157)	2,167
Dimensional VA International Value Portfolio	13,722	(51,813)	(38,091)	91,618	(98,805)	(7,187)
Dimensional VA Short-Term Fixed Portfolio	64,746	(107,801)	(43,055)	102,690	(232,057)	(129,367)
Dimensional VA U.S. Large Value Portfolio	15,250	(38,806)	(23,556)	172,858	(178,639)	(5,781)
Dimensional VA U.S. Targeted Value Portfolio	24,367	(18,591)	5,776	52,995	(52,282)	713
DWS Capital Growth VIP	61	(1,537)	(1,476)	1,574	(25)	1,549
DWS Core Equity VIP	168	(2,321)	(2,153)	524	(4,667)	(4,143)
DWS CROCI® U.S. VIP	30	(213)	(183)	1,136	(18)	1,118
DWS Global Small Cap VIP	114	(5)	109	108	(3)	105
DWS High Income VIP	29	(1)	28	970	(582)	388
DWS International Growth VIP	36	(255)	(219)	1,361	(11,312)	(9,951)
DWS Small Mid Cap Value VIP	31	-	31	29	-	29
Eaton Vance VT Floating-Rate Income	410,321	(644,207)	(233,886)	455,157	(327,499)	127,658

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Federated Hermes Corporate Bond (a)	268,519	(189,996)	78,523	109,358	(235,961)	(126,603)
Federated Hermes Fund for U.S. Government Securities II (a)	616,461	(408,752)	207,709	133,276	(263,088)	(129,812)
Federated Hermes High Income Bond II (a)	194,533	(952,291)	(757,758)	883,544	(133,209)	750,335
FFI Strategies (a)	63	-	63	60	-	60
Fidelity® Advisor Dividend Growth	21,252	(37,290)	(16,038)	11,921	(14,856)	(2,935)
Fidelity® Advisor International Capital Appreciation (d)	881	(2,571)	(1,690)	1,121	(6,944)	(5,823)
Fidelity® Advisor Leveraged Company Stock	529	(577)	(48)	1,764	(222)	1,542
Fidelity® Advisor New Insights	12,230	(115,722)	(103,492)	14,187	(50,209)	(36,022)
Fidelity® Advisor Real Estate	19,488	(18,548)	940	10,806	(23,316)	(12,510)
Fidelity® Advisor Stock Selector Mid Cap	18,920	(24,721)	(5,801)	118,545	(9,004)	109,541
Fidelity® Advisor Value Strategies	10,079	(29,956)	(19,877)	18,165	(16,071)	2,094
Fidelity® VIP Balanced	7,823	(30,798)	(22,975)	18,139	(5,342)	12,797
Fidelity® VIP Contrafund	276,156	(202,931)	73,225	67,270	(185,613)	(118,343)
Fidelity® VIP Disciplined Small Cap	576	(739)	(163)	605	(5,104)	(4,499)
Fidelity® VIP Emerging Markets	13,227	(14,401)	(1,174)	15,240	(28,396)	(13,156)
Fidelity® VIP Equity-Income	128,092	(83,903)	44,189	104,821	(147,500)	(42,679)
Fidelity® VIP Growth & Income	92,835	(110,515)	(17,680)	99,080	(85,817)	13,263
Fidelity® VIP Growth Opportunities	951,284	(595,448)	355,836	481,188	(337,458)	143,730
Fidelity® VIP High Income	1,226,794	(1,064,274)	162,520	2,523,469	(1,783,675)	739,794
Fidelity® VIP Index 500	308,883	(369,633)	(60,750)	364,129	(248,432)	115,697
Fidelity® VIP Investment Grade Bond	541,033	(559,390)	(18,357)	328,140	(223,683)	104,457
Fidelity® VIP Mid Cap	4,570	(1,709)	2,861	2,979	(8,520)	(5,541)
Fidelity® VIP Overseas	525,285	(157,491)	367,794	24,168	(125,812)	(101,644)
Fidelity® VIP Real Estate	10,537	(9,492)	1,045	2,911	(4,739)	(1,828)
Fidelity® VIP Strategic Income	25,135	(123,524)	(98,389)	192,658	(20,877)	171,781
Franklin Allocation VIP Fund	12,498	(40,855)	(28,357)	43,171	(37,060)	6,111

(a) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Franklin Flex Cap Growth VIP Fund	4,187	(16)	4,171	23,364	(908)	22,456
Franklin Growth and Income VIP Fund	27,647	(11,388)	16,259	15,405	(4,139)	11,266
Franklin Income VIP Fund	100,186	(629,706)	(529,520)	412,048	(520,708)	(108,660)
Franklin Large Cap Growth VIP Fund	10,989	(12,511)	(1,522)	1,578	(338)	1,240
Franklin Mutual Global Discovery VIP Fund	80,010	(272,174)	(192,164)	109,045	(289,871)	(180,826)
Franklin Mutual Shares VIP Fund	82	(53)	29	86	(531)	(445)
Franklin Rising Dividends VIP Fund	8,289	(24,600)	(16,311)	31,550	(66,417)	(34,867)
Franklin Small Cap Value VIP Fund	22,626	(215,852)	(193,226)	244,126	(91,641)	152,485
Franklin Small-Mid Cap Growth VIP Fund	99,485	(48,240)	51,245	38,048	(58,779)	(20,731)
Franklin Strategic Income VIP Fund	143,846	(155,457)	(11,611)	234,373	(120,877)	113,496
Franklin U.S. Government Securities VIP Fund	39,848	(41,908)	(2,060)	13,792	(9,008)	4,784
Goldman Sachs Emerging Markets Equity	25,019	(94,425)	(69,406)	85,477	(63,861)	21,616
Goldman Sachs Government Income	125,766	(92,050)	33,716	110,986	(86,000)	24,986
Goldman Sachs VIT Growth Opportunities	2,166	(1,277)	889	20,537	(16,008)	4,529
Goldman Sachs VIT High Quality Floating Rate	36	(2)	34	1,014	(1,249)	(235)
Goldman Sachs VIT International Equity Insights	544	(26)	518	1,596	(24)	1,572
Goldman Sachs VIT Large Cap Value	10,848	(10,615)	233	-	-	-
Goldman Sachs VIT Mid Cap Value	3,317	(19,775)	(16,458)	7,853	(10,145)	(2,292)
Goldman Sachs VIT Small Cap Equity Insights	1,429	(3,498)	(2,069)	12,450	(37,461)	(25,011)
Goldman Sachs VIT Strategic Growth	5,157	(8,859)	(3,702)	260	(27)	233
Guggenheim Alpha Opportunity	261	(32)	229	257	(868)	(611)
Guggenheim Floating Rate Strategies	21,256	(95,316)	(74,060)	63,402	(26,471)	36,931
Guggenheim High Yield	33,848	(83,370)	(49,522)	65,926	(67,912)	(1,986)
Guggenheim Large Cap Value	37,204	(193,812)	(156,608)	41,925	(76,198)	(34,273)
Guggenheim Long Short Equity	1,947	(3,519)	(1,572)	2,283	(4,000)	(1,717)
Guggenheim Macro Opportunities	34	(77)	(43)	34	(7)	27
Guggenheim Multi-Hedge Strategies	1,444	(98)	1,346	62	(2)	60
Guggenheim Small Cap Value	1,638	(3,701)	(2,063)	11,696	(10,542)	1,154
Guggenheim SMid Cap Value	68,613	(75,129)	(6,516)	28,338	(97,765)	(69,427)
Guggenheim StylePlus Large Core	28,027	(53,404)	(25,377)	31,283	(15,907)	15,376

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Guggenheim StylePlus Mid Growth	14,459	(37,324)	(22,865)	16,289	(28,758)	(12,469)
Guggenheim Total Return Bond	21,198	(36,316)	(15,118)	24,284	(12,348)	11,936
Guggenheim US Investment Grade Bond	328,779	(202,661)	126,118	144,829	(164,002)	(19,173)
Guggenheim VIF All Cap Value	136,077	(492,630)	(356,553)	156,138	(542,106)	(385,968)
Guggenheim VIF Alpha Opportunity	7,062	(41,350)	(34,288)	6,636	(40,976)	(34,340)
Guggenheim VIF Floating Rate Strategies	70,474	(220,058)	(149,584)	108,684	(262,136)	(153,452)
Guggenheim VIF Global Managed Futures Strategy	9,898	(91,699)	(81,801)	28,439	(31,963)	(3,524)
Guggenheim VIF High Yield	210,888	(440,948)	(230,060)	245,870	(284,043)	(38,173)
Guggenheim VIF Large Cap Value	580,972	(759,080)	(178,108)	618,076	(489,701)	128,375
Guggenheim VIF Long Short Equity	72,778	(501,419)	(428,641)	462,127	(282,510)	179,617
Guggenheim VIF Managed Asset Allocation	56,997	(114,647)	(57,650)	71,456	(155,206)	(83,750)
Guggenheim VIF Multi-Hedge Strategies	780,461	(458,012)	322,449	74,430	(591,975)	(517,545)
Guggenheim VIF Small Cap Value	91,133	(189,994)	(98,861)	122,956	(153,898)	(30,942)
Guggenheim VIF SMid Cap Value	128,625	(342,483)	(213,858)	191,354	(288,230)	(96,876)
Guggenheim VIF StylePlus Large Core	192,438	(558,139)	(365,701)	144,039	(344,049)	(200,010)
Guggenheim VIF StylePlus Large Growth	140,088	(244,022)	(103,934)	106,483	(152,410)	(45,927)
Guggenheim VIF StylePlus Mid Growth	86,555	(134,471)	(47,916)	74,129	(148,402)	(74,273)
Guggenheim VIF StylePlus Small Growth	30,402	(111,197)	(80,795)	37,594	(69,069)	(31,475)
Guggenheim VIF Total Return Bond	2,227,719	(1,288,824)	938,895	801,584	(922,832)	(121,248)
Guggenheim VIF World Equity Income	108,690	(279,698)	(171,008)	121,858	(279,766)	(157,908)
Guggenheim World Equity Income	35,997	(122,251)	(86,254)	64,200	(81,876)	(17,676)
Invesco American Franchise	20,923	(8,318)	12,605	7,017	(11,462)	(4,445)
Invesco Comstock	51,166	(172,083)	(120,917)	86,115	(108,281)	(22,166)
Invesco Developing Markets (a)	4,875	(6,232)	(1,357)	5,340	(2,537)	2,803
Invesco Discovery (a)	1,724	(2,602)	(878)	1,365	(7,193)	(5,828)
Invesco Discovery Mid Cap Growth	78,785	(72,800)	5,985	4,802	(13,206)	(8,404)
Invesco Energy	9,923	(14,347)	(4,424)	1,234	(5,687)	(4,453)
Invesco Equity and Income	49,611	(61,751)	(12,140)	43,444	(55,887)	(12,443)

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Invesco Global (a)	5,016	(8,232)	(3,216)	6,310	(9,467)	(3,157)
Invesco Gold & Special Minerals	16,435	(29,045)	(12,610)	1,574	(1,705)	(131)
Invesco Main Street Mid Cap	127,740	(98,162)	29,578	7,279	(11,026)	(3,747)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (b)	371,807	(412,507)	(40,700)	94,434	(67,907)	26,527
Invesco Oppenheimer V.I. Global Fund	50,186	(85,943)	(35,757)	135,540	(110,693)	24,847
Invesco Oppenheimer V.I. Global Strategic Income Fund	97	(157)	(60)	1,742	(1,794)	(52)
Invesco Oppenheimer V.I. International Growth Fund	7,767	(17,126)	(9,359)	10,659	(6,102)	4,557
Invesco Oppenheimer V.I. Main Street Small Cap Fund	140,046	(203,013)	(62,967)	119,619	(159,447)	(39,828)
Invesco Oppenheimer V.I. Total Return Bond Fund	1,460,220	(2,427,146)	(966,926)	1,271,798	(1,910,041)	(638,243)
Invesco Small Cap Growth (d)	3,768	(14,758)	(10,990)	4,208	(13,980)	(9,772)
Invesco Technology	17,557	(29,764)	(12,207)	10,108	(9,354)	754
Invesco V.I. American Franchise Series I	11,973	(26,245)	(14,272)	40,595	(59,159)	(18,564)
Invesco V.I. American Franchise Series II	2,226	(5,146)	(2,920)	12,776	(942)	11,834
Invesco V.I. American Value	1,845	(16,123)	(14,278)	2,064	(4,090)	(2,026)
Invesco V.I. Balanced-Risk Allocation	130	(550)	(420)	2,101	(560)	1,541
Invesco V.I. Comstock	103,538	(1,022,336)	(918,798)	358,630	(175,170)	183,460
Invesco V.I. Core Equity	25	(9)	16	24	(8)	16
Invesco V.I. Equity and Income	234,606	(153,353)	81,253	35,088	(86,276)	(51,188)
Invesco V.I. Global Core Equity	76	(1)	75	1,381	(6)	1,375
Invesco V.I. Global Real Estate Series I	58,033	(119,278)	(61,245)	177,797	(235,723)	(57,926)
Invesco V.I. Global Real Estate Series II	14,380	(18,433)	(4,053)	16,738	(18,627)	(1,889)
Invesco V.I. Government Money Market (c)	4,199,348	(3,462,999)	736,349	2,227,863	(4,267,378)	(2,039,515)
Invesco V.I. Government Securities	2,429,655	(2,163,230)	266,425	1,423,406	(1,597,324)	(173,918)
Invesco V.I. Growth and Income	12,848	(13,346)	(498)	46	(7)	39

(a) Name change. See Note 1.
(b) Merger. See Note 1.
(c) Liquidation. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Invesco V.I. Health Care Series I	122,121	(115,879)	6,242	191,708	(332,342)	(140,634)
Invesco V.I. Health Care Series II	436	(13,587)	(13,151)	8,892	(1,636)	7,256
Invesco V.I. High Yield	508	(1,755)	(1,247)	3,837	(8,426)	(4,589)
Invesco V.I. International Growth	836,260	(1,316,546)	(480,286)	391,467	(834,870)	(443,403)
Invesco V.I. Managed Volatility	6,384	(15,123)	(8,739)	1,318	(204)	1,114
Invesco V.I. Mid Cap Core Equity	163,210	(149,059)	14,151	386,376	(190,505)	195,871
Invesco V.I. S&P 500 Index	26,918	(25,064)	1,854	4,107	(8,070)	(3,963)
Invesco V.I. Small Cap Equity	950	(291)	659	188	(54)	134
Invesco V.I. Value Opportunities	22,045	(42,324)	(20,279)	33,966	(51,218)	(17,252)
Invesco Value Opportunities	30,891	(51,094)	(20,203)	12,913	(26,936)	(14,023)
Ivy Asset Strategy	4,037	(8,129)	(4,092)	2,097	(1,592)	505
Ivy VIP Asset Strategy	45,288	(10,068)	35,220	27,906	(14,621)	13,285
Ivy VIP Balanced	4,285	(5)	4,280	158	-	158
Ivy VIP Core Equity	201	(51)	150	194	(61)	133
Ivy VIP Energy	1,062	(1,536)	(474)	1,027	(11,381)	(10,354)
Ivy VIP Global Bond	356	(11,261)	(10,905)	6,146	(8,308)	(2,162)
Ivy VIP Global Equity Income	75	(2)	73	72	-	72
Ivy VIP Global Growth	1,532	-	1,532	31,852	-	31,852
Ivy VIP Growth	1,613	(4,731)	(3,118)	1,930	(4,109)	(2,179)
Ivy VIP High Income	301,847	(314,571)	(12,724)	179,116	(177,998)	1,118
Ivy VIP International Core Equity	2,377	(9,697)	(7,320)	4,893	(9,671)	(4,778)
Ivy VIP Limited-Term Bond	10,932	(10,932)	-	-	-	-
Ivy VIP Mid Cap Growth	6,606	(377)	6,229	23,237	(25,321)	(2,084)
Ivy VIP Natural Resources	30,044	(1,582)	28,462	-	-	-
Ivy VIP Science and Technology	3,871	(9,140)	(5,269)	10,644	(10,513)	131
Ivy VIP Securian Real Estate Securities	139	(55)	84	135	(54)	81
Ivy VIP Small Cap Core	1,008	(3,267)	(2,259)	597	(1,821)	(1,224)
Ivy VIP Small Cap Growth	7,365	(9,944)	(2,579)	511	(2,674)	(2,163)
Ivy VIP Value	2,784	(4,313)	(1,529)	1,422	(2,769)	(1,347)
Janus Henderson Mid Cap Value	4,073	(3,050)	1,023	2,635	(3,777)	(1,142)

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Janus Henderson Overseas	75,223	(93,784)	(18,561)	39,653	(94,824)	(55,171)
Janus Henderson U.S. Managed Volatility	12,432	(15,019)	(2,587)	6,231	(10,154)	(3,923)
Janus Henderson VIT Enterprise	94,882	(357,489)	(262,607)	166,497	(320,884)	(154,387)
Janus Henderson VIT Forty	2,186	(3,047)	(861)	21,867	(37,490)	(15,623)
Janus Henderson VIT Mid Cap Value	3,450	(36)	3,414	3,221	(1,274)	1,947
Janus Henderson VIT Overseas	33,338	(13,431)	19,907	11,165	(1,176)	9,989
Janus Henderson VIT Research	179,363	(326,455)	(147,092)	168,582	(279,271)	(110,689)
JPMorgan Insurance Trust Core Bond Portfolio	379,761	(299,668)	80,093	145,816	(48,332)	97,484
JPMorgan Insurance Trust Small Cap Core Portfolio	317	-	317	2,697	(1,094)	1,603
JPMorgan Insurance Trust US Equity Portfolio	232	(8,031)	(7,799)	1,397	(32)	1,365
Lord Abbett Series Bond-Debenture VC	569,509	(510,670)	58,839	232,531	(248,196)	(15,665)
Lord Abbett Series Developing Growth VC	62,744	(88,100)	(25,356)	103,568	(111,314)	(7,746)
Lord Abbett Series Dividend Growth VC_(a)	227	(2,299)	(2,072)	23,069	(22,036)	1,033
Lord Abbett Series Growth and Income VC	-	-	-	1,608	(1,608)	-
Lord Abbett Series Growth Opportunities VC	2,568	(3,145)	(577)	24,460	(21,626)	2,834
Lord Abbett Series Mid Cap Stock VC	139	(502)	(363)	142	(79)	63
Lord Abbett Series Total Return VC	1,860	(5)	1,855	1,783	(11,202)	(9,419)
MFS® VIT Emerging Markets Equity	9,479	(18,872)	(9,393)	11,413	(809)	10,604
MFS® VIT Global Tactical Allocation	24	(97)	(73)	26	(102)	(76)
MFS® VIT High Yield	117,362	(100,200)	17,162	19	(1,306)	(1,287)
MFS® VIT II MA Investors Growth Stock	125	(8,862)	(8,737)	8,761	(24)	8,737
MFS® VIT II Research International	731,171	(332,408)	398,763	256,370	(378,835)	(122,465)
MFS® VIT International Intrinsic Value	130,101	(25,133)	104,968	10,290	(23,276)	(12,986)
MFS® VIT Investors Trust	231	(217)	14	12,345	(11,203)	1,142
MFS® VIT New Discovery	409	(3,274)	(2,865)	1,773	(793)	980
MFS® VIT Research	198	(35)	163	190	(47)	143
MFS® VIT Total Return	190,348	(650,450)	(460,102)	964,646	(791,781)	172,865
MFS® VIT Total Return Bond	9,491	(3,463)	6,028	25,579	(24,182)	1,397

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

MFS® VIT Utilities	111,911	(169,445)	(57,534)	442,188	(445,172)	(2,984)
Morgan Stanley VIF Emerging Markets Debt	747	(877)	(130)	13,268	(16,450)	(3,182)
Morgan Stanley VIF Emerging Markets Equity	787,614	(844,719)	(57,105)	520,920	(877,320)	(356,400)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	67,837	(44,631)	23,206	10,962	(648)	10,314
Morningstar Balanced ETF Asset Allocation Portfolio	713,244	(53,436)	659,808	134,472	(63,817)	70,655
Morningstar Conservative ETF Asset Allocation Portfolio	238,513	(179,331)	59,182	107,862	(69,781)	38,081
Morningstar Growth ETF Asset Allocation Portfolio	336,329	(122,438)	213,891	49,360	(63,741)	(14,381)
Morningstar Income and Growth ETF Asset Allocation Portfolio	77,711	(6,818)	70,893	59,158	(72,925)	(13,767)
Neuberger Berman AMT Sustainable Equity I	35,457	(139,837)	(104,380)	1,233,753	(1,507,490)	(273,737)
Neuberger Berman AMT Sustainable Equity S	14,986	(52,186)	(37,200)	29,564	(52,635)	(23,071)
Neuberger Berman Core Bond	39,413	(166,752)	(127,339)	28,338	(180,374)	(152,036)
Neuberger Berman Large Cap Value	4,898	(18,602)	(13,704)	11,817	(11,650)	167
Neuberger Berman Sustainable Equity	17,131	(10,364)	6,767	6,882	(7,493)	(611)
North Square Oak Ridge Small Cap Growth	453	(3,444)	(2,991)	763	(230)	533
Northern Global Tactical Asset Allocation	1,911	(932)	979	864	(2,507)	(1,643)
Northern Large Cap Core	2,198	(1,254)	944	569	(1,016)	(447)
Northern Large Cap Value	2,264	(15,998)	(13,734)	16,172	(1,522)	14,650
PGIM Jennison 20/20 Focus	14,585	(47,427)	(32,842)	12,173	(27,757)	(15,584)
PGIM Jennison Mid-Cap Growth	6,460	(4,645)	1,815	649	(599)	50
PGIM Jennison Natural Resources	485	(255)	230	350	(676)	(326)
PGIM Jennison Small Company	4,374	(6,915)	(2,541)	2,203	(5,145)	(2,942)
PGIM QMA Small-Cap Value_(d)	1,010	(8,241)	(7,231)	1,010	(946)	64
PIMCO All Asset	2,242	(9,950)	(7,708)	2,360	(5,219)	(2,859)
PIMCO CommodityRealReturn Strategy	5,745	(4,487)	1,258	3,278	(885)	2,393
PIMCO Emerging Markets Bond	137	(81)	56	641	(18)	623

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

PIMCO High Yield	21,990	(16,860)	5,130	30,111	(56,083)	(25,972)
PIMCO International Bond (U.S. Dollar-Hedged)	131,097	(152,371)	(21,274)	102,918	(91,803)	11,115
PIMCO Low Duration	2,035	(2,326)	(291)	650	(1,812)	(1,162)
PIMCO Real Return	12,186	(23,137)	(10,951)	8,990	(13,486)	(4,496)
PIMCO StocksPLUS® Small Fund	7,667	(69,544)	(61,877)	33,638	(19,997)	13,641
PIMCO Total Return	33,092	(54,970)	(21,878)	25,034	(49,608)	(24,574)
PIMCO VIT All Asset Administrative	64,147	(110,770)	(46,623)	48,293	(135,236)	(86,943)
PIMCO VIT All Asset Advisor	15,408	(7,560)	7,848	21,913	(8,482)	13,431
PIMCO VIT CommodityRealReturn Strategy Administrative	874,351	(803,151)	71,200	287,862	(1,016,617)	(728,755)
PIMCO VIT CommodityRealReturn Strategy Advisor	13,329	(14,340)	(1,011)	9,521	(30)	9,491
PIMCO VIT Emerging Markets Bond	233,146	(272,463)	(39,317)	120,532	(334,029)	(213,497)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	153	(28)	125	162	(20)	142
PIMCO VIT Global Managed Asset Allocation	7,859	(4)	7,855	1,630	-	1,630
PIMCO VIT High Yield	137,345	(261,501)	(124,156)	323,035	(223,560)	99,475
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	311,236	(339,481)	(28,245)	275,208	(477,034)	(201,826)
PIMCO VIT International Bond Portfolio (Unhedged)	1,335	(475)	860	21,598	(2,656)	18,942
PIMCO VIT Low Duration Administrative_(d)	1,780,681	(1,235,294)	545,387	464,451	(966,935)	(502,484)
PIMCO VIT Low Duration Advisor	215,634	(226,194)	(10,560)	45,297	(112,633)	(67,336)
PIMCO VIT Real Return Administrative_(d)	810,898	(1,056,257)	(245,359)	656,919	(1,080,248)	(423,329)
PIMCO VIT Real Return Advisor	37,390	(63,951)	(26,561)	62,327	(87,038)	(24,711)
PIMCO VIT Short-Term	140,510	(246,614)	(106,104)	247,598	(187,135)	60,463
PIMCO VIT Total Return Administrative	585,537	(600,564)	(15,027)	293,717	(481,746)	(188,029)
PIMCO VIT Total Return Advisor	1,234,514	(957,878)	276,636	585,043	(618,871)	(33,828)
Pioneer Bond VCT	5,369	(210,038)	(204,669)	116,672	(5,285)	111,387
Pioneer Equity Income VCT	369	(2,146)	(1,777)	6,478	(5,098)	1,380

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Pioneer High Yield VCT	3,008	(13,838)	(10,830)	25,245	(14,415)	10,830
Pioneer Real Estate Shares VCT	166	(2,110)	(1,944)	2,048	(25)	2,023
Pioneer Strategic Income	600	(2,307)	(1,707)	589	(1,243)	(654)
Pioneer Strategic Income VCT	841	(113,980)	(113,139)	92,029	(1,646)	90,383
Power Income VIT	453	(15,631)	(15,178)	689	(16,215)	(15,526)
Probabilities Fund	162,151	(23,656)	138,495	14,369	(17,758)	(3,389)
Putnam VT Diversified Income	13,127	(32,579)	(19,452)	29,027	(12,006)	17,021
Putnam VT Equity Income	12,437	(6,693)	5,744	7,007	(5,158)	1,849
Putnam VT Global Asset Allocation	37	(5)	32	31	-	31
Putnam VT Growth Opportunities	22,537	(9,461)	13,076	2,688	(7,780)	(5,092)
Putnam VT High Yield	2,079	(5,036)	(2,957)	10,461	(17,165)	(6,704)
Putnam VT Income	349,774	(185,530)	164,244	76,802	(47,119)	29,683
Putnam VT Multi-Asset Absolute Return	7,425	(21,019)	(13,594)	26,915	(31,386)	(4,471)
Putnam VT Multi-Cap Core	41	(8,385)	(8,344)	619	(39)	580
Putnam VT Small Cap Growth	2,630	(2,583)	47	186	(140)	46
Putnam VT Small Cap Value	4,124	(3,109)	1,015	9,020	(32,081)	(23,061)
Redwood Managed Volatility	13,848	(84,150)	(70,302)	7,776	(176,333)	(168,557)
Royce Micro-Cap	297,194	(372,473)	(75,279)	40,901	(165,014)	(124,113)
Royce Opportunity	61,949	(56,497)	5,452	57,449	(33,575)	23,874
Royce Small-Cap Value	13,237	(21,586)	(8,349)	18,852	(45,136)	(26,284)
Rydex VIF Banking	44,031	(169,671)	(125,640)	158,755	(164,047)	(5,292)
Rydex VIF Basic Materials	82,194	(48,465)	33,729	16,614	(48,360)	(31,746)
Rydex VIF Biotechnology	91,287	(108,709)	(17,422)	101,153	(134,402)	(33,249)
Rydex VIF Commodities Strategy	135,461	(77,043)	58,418	99,251	(266,850)	(167,599)
Rydex VIF Consumer Products	126,407	(62,753)	63,654	106,843	(127,606)	(20,763)
Rydex VIF Dow 2x Strategy_(d)	1,071,139	(1,084,806)	(13,667)	865,082	(889,541)	(24,459)
Rydex VIF Electronics	26,192	(51,370)	(25,178)	62,038	(55,849)	6,189
Rydex VIF Energy	387,662	(202,878)	184,784	89,059	(138,727)	(49,668)

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VIF Energy Services	589,663	(420,325)	169,338	413,609	(701,066)	(287,457)
Rydex VIF Europe 1.25x Strategy_(d)	83,059	(92,187)	(9,128)	231,964	(245,179)	(13,215)
Rydex VIF Financial Services	171,411	(81,883)	89,528	103,476	(105,733)	(2,257)
Rydex VIF Government Long Bond 1.2x Strategy_(d)	170,437	(142,184)	28,253	184,394	(196,729)	(12,335)
Rydex VIF Health Care	105,156	(74,084)	31,072	48,996	(151,366)	(102,370)
Rydex VIF High Yield Strategy	11,992	(314,533)	(302,541)	944,646	(658,919)	285,727
Rydex VIF Internet	147,087	(165,486)	(18,399)	189,297	(201,862)	(12,565)
Rydex VIF Inverse Dow 2x Strategy_(d)	31,386,843	(31,303,589)	83,254	17,977,496	(18,443,345)	(465,849)
Rydex VIF Inverse Government Long Bond Strategy_(d)	673,391	(686,179)	(12,788)	152,539	(281,194)	(128,655)
Rydex VIF Inverse Mid-Cap Strategy_(d)	219,767	(218,144)	1,623	231,509	(229,996)	1,513
Rydex VIF Inverse NASDAQ-100® Strategy_(d)	8,595,727	(8,546,005)	49,722	8,259,322	(8,298,678)	(39,356)
Rydex VIF Inverse Russell 2000® Strategy_(d)	1,617,498	(1,503,700)	113,798	618,940	(652,864)	(33,924)
Rydex VIF Inverse S&P 500 Strategy_(d)	4,184,642	(4,157,649)	26,993	4,599,194	(4,471,480)	127,714
Rydex VIF Japan 2x Strategy_(d)	9,875	(27,551)	(17,676)	20,459	(20,163)	296
Rydex VIF Leisure	6,535	(13,193)	(6,658)	37,761	(51,672)	(13,911)
Rydex VIF Mid-Cap 1.5x Strategy_(d)	20,994	(31,644)	(10,650)	68,161	(112,715)	(44,554)
Rydex VIF NASDAQ-100®	3,563,032	(3,865,061)	(302,029)	1,351,623	(1,125,778)	225,845
Rydex VIF NASDAQ-100® 2x Strategy_(d)	2,658,581	(2,754,670)	(96,089)	1,433,941	(1,674,147)	(240,206)
Rydex VIF Nova_(d)	380,229	(423,784)	(43,555)	310,198	(301,716)	8,482
Rydex VIF Precious Metals	370,681	(446,276)	(75,595)	438,301	(395,975)	42,326
Rydex VIF Real Estate	123,258	(279,217)	(155,959)	544,440	(473,863)	70,577
Rydex VIF Retailing	36,798	(40,532)	(3,734)	39,028	(49,519)	(10,491)
Rydex VIF Russell 2000® 1.5x Strategy_(d)	188,604	(164,214)	24,390	18,993	(33,401)	(14,408)
Rydex VIF Russell 2000® 2x Strategy_(d)	3,501,409	(2,682,657)	818,752	600,623	(614,820)	(14,197)
Rydex VIF S&P 500 2x Strategy_(d)	2,388,250	(2,439,847)	(51,597)	2,786,659	(2,813,569)	(26,910)
Rydex VIF S&P 500 Pure Growth	314,421	(427,478)	(113,057)	779,209	(854,381)	(75,172)
Rydex VIF S&P 500 Pure Value	747,507	(674,092)	73,415	697,146	(625,711)	71,435
Rydex VIF S&P MidCap 400 Pure Growth	127,203	(92,944)	34,259	59,992	(101,076)	(41,084)

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VIF S&P MidCap 400 Pure Value	241,223	(156,000)	85,223	114,922	(107,414)	7,508
Rydex VIF S&P SmallCap 600 Pure Growth	126,160	(75,896)	50,264	64,744	(151,572)	(86,828)
Rydex VIF S&P SmallCap 600 Pure Value	355,204	(222,934)	132,270	311,298	(335,636)	(24,338)
Rydex VIF Strengthening Dollar 2x Strategy_(d)	79,765	(21,475)	58,290	80,618	(136,186)	(55,568)
Rydex VIF Technology	225,266	(285,458)	(60,192)	157,537	(149,847)	7,690
Rydex VIF Telecommunications	12,909	(29,295)	(16,386)	38,933	(43,192)	(4,259)
Rydex VIF Transportation	17,379	(7,195)	10,184	8,601	(23,957)	(15,356)
Rydex VIF U.S. Government Money Market_(c)	40,825,220	(39,986,931)	838,289	28,315,177	(32,904,271)	(4,589,094)
Rydex VIF Utilities	145,039	(268,467)	(123,428)	778,031	(699,636)	78,395
Rydex VIF Weakening Dollar 2x Strategy_(d)	10,588	(11,626)	(1,038)	52,374	(58,654)	(6,280)
T. Rowe Price Blue Chip Growth	54,370	(85,165)	(30,795)	172,118	(184,735)	(12,617)
T. Rowe Price Capital Appreciation	70,941	(121,101)	(50,160)	64,350	(83,161)	(18,811)
T. Rowe Price Equity Income	4,440	(6,699)	(2,259)	26,612	(22,061)	4,551
T. Rowe Price Growth Stock	24,776	(56,987)	(32,211)	36,939	(61,665)	(24,726)
T. Rowe Price Health Sciences	214,774	(150,592)	64,182	118,355	(101,080)	17,275
T. Rowe Price Limited-Term Bond	5,120	(112)	5,008	187	(16,475)	(16,288)
T. Rowe Price Retirement 2010	3	-	3	4	-	4
T. Rowe Price Retirement 2015	1,366	(402)	964	8,674	(4)	8,670
T. Rowe Price Retirement 2020	1,752	(58)	1,694	1,280	(113)	1,167
T. Rowe Price Retirement 2025	269	(1,395)	(1,126)	528	(1,039)	(511)
T. Rowe Price Retirement 2030	1,869	(20)	1,849	3,878	(32)	3,846
T. Rowe Price Retirement 2035	10,205	(46)	10,159	2,131	(16)	2,115
T. Rowe Price Retirement 2040	749	(13)	736	277	(5,602)	(5,325)
T. Rowe Price Retirement 2045	93	(3)	90	63	-	63
T. Rowe Price Retirement 2050	3	(207)	(204)	81	(3)	78
T. Rowe Price Retirement 2055	721	(9)	712	159	(7)	152
T. Rowe Price Retirement Balanced	2,203	(8,616)	(6,413)	8,385	(6,577)	1,808

(c) Liquidation. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Templeton Developing Markets VIP Fund	567,593	(414,083)	153,510	298,914	(270,139)	28,775
Templeton Foreign VIP Fund	1,078,042	(183,139)	894,903	68,302	(114,130)	(45,828)
Templeton Global Bond VIP Fund	46,129	(84,107)	(37,978)	60,569	(90,718)	(30,149)
Templeton Growth VIP Fund	11	-	11	12	-	12
TOPS® Conservative ETF	50,175	(167)	50,008	-	-	-
VanEck VIP Global Gold	12,998	(2,588)	10,410	2,427	(2,652)	(225)
VanEck VIP Global Hard Assets	19,105	(12,213)	6,892	1,775	(2,900)	(1,125)
Vanguard® VIF Balanced	12,658	(391)	12,267	46,932	(37,457)	9,475
Vanguard® VIF Capital Growth	11,654	(10,861)	793	46,903	(15,838)	31,065
Vanguard® VIF Conservative Allocation	130,633	(18,878)	111,755	75,455	(5,788)	69,667
Vanguard® VIF Diversified Value	11,999	(28,338)	(16,339)	15,820	(4,471)	11,349
Vanguard® VIF Equity Income	29,865	(29,435)	430	69,400	(64,006)	5,394
Vanguard® VIF Equity Index	46,301	(2,833)	43,468	39,278	(8,708)	30,570
Vanguard® VIF Global Bond Index	6,863	(8)	6,855	8,511	(8,511)	-
Vanguard® VIF Growth	5,716	(915)	4,801	3,939	(3,923)	16
Vanguard® VIF High Yield Bond	63,991	(27,510)	36,481	117,568	(78,910)	38,658
Vanguard® VIF International	72,553	(35,716)	36,837	156,706	(122,301)	34,405
Vanguard® VIF Mid-Cap Index	177,221	(57,679)	119,542	71,941	(23,815)	48,126
Vanguard® VIF Moderate Allocation	297,201	(9,147)	288,054	135,888	(48,166)	87,722
Vanguard® VIF Real Estate Index	20,797	(10,745)	10,052	22,867	(11,954)	10,913
Vanguard® VIF Short Term Investment Grade	116,280	(9,466)	106,814	138,851	(149,457)	(10,606)
Vanguard® VIF Small Company Growth_(d)	6,308	(133)	6,175	35,029	(60,064)	(25,035)
Vanguard® VIF Total Bond Market Index	229,178	(90,817)	138,361	1,135,453	(1,034,556)	100,897
Vanguard® VIF Total International Stock Market Index	53,322	(6,520)	46,802	28,871	(37)	28,834
Vanguard® VIF Total Stock Market Index	93,883	(22,594)	71,289	102,963	(51,905)	51,058
Victory RS Partners_(d)	666	(1,811)	(1,145)	689	(2,353)	(1,664)
Victory RS Science and Technology	7,437	(5,968)	1,469	8,595	(9,118)	(523)
Victory RS Value	11,052	(49,278)	(38,226)	35,756	(18,460)	17,296

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Virtus Ceredex Mid Cap Value Equity	2,277	(8,923)	(6,646)	9,262	(2,579)	6,683
Virtus Duff & Phelps Real Estate Securities Series	32,174	(13,443)	18,731	245	(1,835)	(1,590)
Virtus KAR Small-Cap Growth Series	27,528	(32,377)	(4,849)	52,818	(41,297)	11,521
Virtus Newfleet Multi-Sector Intermediate Bond Series	1,698	(6,087)	(4,389)	5,952	(56,739)	(50,787)
Virtus SGA International Growth Series	3,138	(5,365)	(2,227)	7,736	(66,746)	(59,010)
Virtus Strategic Allocation Series	2,434	(1,172)	1,262	308	(293)	15
Voya MidCap Opportunities Portfolio	5,743	(4,367)	1,376	25	-	25
VY Clarion Global Real Estate Portfolio	971	(172)	799	346	(412)	(66)
VY Clarion Real Estate Portfolio	-	-	-	9,563	(9,563)	-
Wells Fargo Growth_(d)	1,563	(6,685)	(5,122)	1,689	(8,446)	(6,757)
Wells Fargo International Equity VT	126	-	126	122	-	122
Wells Fargo Large Cap Core	10,213	(29,814)	(19,601)	14,231	(55,990)	(41,759)
Wells Fargo Omega Growth VT	362	(957)	(595)	1,816	(4,940)	(3,124)
Wells Fargo Opportunity	22,246	(36,077)	(13,831)	23,093	(26,340)	(3,247)
Wells Fargo Opportunity VT	6,747	(29,317)	(22,570)	23,703	(23,253)	450
Wells Fargo Small Company Value	44,155	(105,757)	(61,602)	546,472	(301,651)	244,821
Western Asset Variable Global High Yield Bond	553,890	(732,173)	(178,283)	238,594	(267,006)	(28,412)

(d) Closed to new investments. See Note 1.

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2020, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

7Twelve Balanced Portfolio Class 3
2020	75,562	9.20	10.05	744,812	0.02	0.25	1.45	0.77	2.03
2019	75,124	9.13	9.85	727,055	1.52	0.25	1.45	10.13	11.43
2018	70,324	8.29	8.84	614,041	1.00	0.25	1.45	(12.46)	(11.42)
2017	68,541	9.47	9.98	675,198	0.24	0.25	1.45	4.32	4.82
AB VPS Dynamic Asset Allocation
2020	96,540	9.95	10.79	1,005,526	0.02	0.25	1.45	0.30	1.51
2019	77,465	9.92	10.63	798,899	1.89	0.25	1.45	10.22	11.54
2018	79,495	9.00	9.53	738,547	1.79	0.25	1.45	(11.42)	(10.26)
2017	63,849	10.16	10.62	666,428	1.64	0.25	1.45	9.25	10.63
2016	69,756	9.30	9.60	660,742	0.87	0.25	1.45	(1.06)	0.10
AB VPS Global Thematic Growth
2020	501	19.50	22.87	11,291	0.00	0.25	1.45	33.02	34.61
2019	487	14.66	16.99	8,155	-	0.25	1.45	24.13	25.67
2018	-	11.81	13.52	-	-	0.25	1.45	(13.98)	(12.89)
2017	2,743	13.73	15.52	42,154	0.63	0.25	1.45	30.39	31.97
2016	-	10.53	11.76	-	-	0.25	1.45	(5.22)	(4.08)
AB VPS Growth and Income
2020	14,302	13.81	18.34	258,314	0.01	0.25	1.45	(2.06)	(0.86)
2019	22,895	14.10	18.50	417,487	2.27	0.25	1.45	18.19	19.66
2018	87	11.93	15.46	1,332	1.57	0.25	1.45	(9.89)	(8.84)
2017	6,677	13.24	16.96	106,617	3.70	0.25	1.45	13.36	14.83
2016	9,997	11.68	14.77	141,811	1.28	0.25	1.45	6.28	7.50

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

AB VPS Small/Mid Cap Value
2020	326,575	11.56	16.39	3,882,654	0.01	0.25	1.45	(1.47)	(0.30)
2019	154,713	11.65	16.44	1,832,698	0.33	0.25	1.45	14.73	16.10
2018	143,468	10.09	14.16	1,485,443	0.23	0.25	1.45	(19.06)	(18.01)
2017	120,854	12.36	17.27	1,542,317	0.22	0.25	1.45	7.95	9.23
2016	146,074	11.38	15.81	1,702,013	0.24	0.25	1.45	19.37	20.78
Alger Capital Appreciation
2020	17,802	24.58	31.63	463,583	-	0.25	1.45	35.20	36.87
2019	27,929	18.18	23.11	529,530	-	0.25	1.45	27.49	28.96
2018	27,480	14.26	17.92	405,166	-	0.25	1.45	(4.74)	(3.55)
2017	58,392	14.97	18.58	986,268	-	0.25	1.45	25.06	26.57
2016	33,936	11.97	14.68	429,759	-	0.25	1.45	(4.16)	(2.97)
Alger Large Cap Growth
2020	2,111	25.69	30.69	55,023	-	0.25	1.45	59.37	61.27
2019	-	16.12	19.03	-	-	0.25	1.45	21.39	22.85
2018	3,524	13.28	15.49	46,795	-	0.25	1.45	(2.71)	(1.53)
2017	6,687	13.65	15.73	103,731	-	0.25	1.45	22.42	23.86
2016	5,928	11.15	12.70	74,382	-	0.25	1.45	(5.59)	(4.37)
ALPS/Alerian Energy Infrastructure
2020	45,703	5.46	6.01	254,151	0.02	0.25	1.45	(28.44)	(27.50)
2019	43,110	7.63	8.29	334,572	1.63	0.25	1.45	15.26	16.60
2018	47,348	6.62	7.11	317,643	1.70	0.25	1.45	(22.48)	(21.61)
2017	55,232	8.54	9.07	476,915	2.05	0.25	1.45	(5.22)	(4.02)
2016	44,722	9.01	9.45	405,791	2.53	0.25	1.45	34.68	36.36
American Century Diversified Bond
2020	35,430	9.11	9.11	322,378	0.01	0.90	0.90	3.64	3.64
2019	32,166	8.79	8.79	282,339	2.38	0.90	0.90	4.02	4.02
2018	43,022	8.45	8.45	363,138	2.49	0.90	0.90	(5.48)	(5.48)
2017	47,403	8.94	8.94	423,760	1.97	0.90	0.90	(0.89)	(0.89)
2016	50,674	9.02	9.02	456,904	2.17	0.90	0.90	(1.64)	(1.64)

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century Equity Income
2020	650,937	15.96	20.52	13,137,824	0.02	0.90	1.25	(3.39)	(3.08)
2019	495,785	16.52	21.21	10,326,770	2.07	0.90	1.25	18.68	19.06
2018	505,041	13.92	17.85	8,831,607	1.78	0.90	1.25	(8.60)	(8.29)
2017	588,183	15.23	19.50	11,216,374	1.61	0.90	1.25	8.32	8.73
2016	561,562	14.06	17.97	9,847,596	1.67	0.90	1.25	14.22	14.66
American Century Heritage
2020	98,395	30.42	42.26	3,004,275	-	0.90	1.25	36.29	36.78
2019	122,538	22.24	30.97	2,770,966	-	0.90	1.25	29.49	29.98
2018	119,325	17.11	23.87	2,044,737	-	0.90	1.25	(9.39)	(9.09)
2017	135,998	18.82	26.31	2,562,621	-	0.90	1.25	16.46	16.89
2016	140,696	16.10	22.56	2,268,158	-	0.90	1.25	(1.27)	(0.98)
American Century International Bond
2020	1,279	7.46	7.46	9,533	0.02	0.90	0.90	5.22	5.22
2019	578	7.09	7.09	4,092	-	0.90	0.90	1.00	1.00
2018	543	7.02	7.02	3,809	1.08	0.90	0.90	(7.99)	(7.99)
2017	567	7.63	7.63	4,325	-	0.90	0.90	5.97	5.97
2016	549	7.20	7.20	3,952	-	0.90	0.90	(3.87)	(3.87)
American Century International Growth
2020	519,843	12.64	18.70	6,779,904	-	0.90	1.25	20.02	20.50
2019	540,817	10.49	15.55	5,886,255	-	0.90	1.25	22.76	23.12
2018	579,057	8.52	12.65	5,115,702	0.75	0.90	1.25	(19.27)	(19.01)
2017	596,631	10.52	15.65	6,478,552	0.64	0.90	1.25	25.25	25.69
2016	764,668	8.37	12.47	6,618,586	0.22	0.90	1.25	(9.99)	(9.61)
American Century Select
2020	174,537	19.58	28.48	3,432,438	-	0.90	1.25	28.04	28.48
2019	182,930	15.24	22.21	2,812,155	-	0.90	1.25	30.29	30.70
2018	199,124	11.66	17.02	2,344,021	-	0.90	1.25	(7.89)	(7.53)
2017	220,512	12.61	18.45	2,832,985	0.03	0.90	1.25	23.27	23.63
2016	208,674	10.20	14.95	2,131,869	0.12	0.90	1.25	0.78	1.29

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century Strategic Allocation: Aggressive
2020	82,861	14.59	15.34	1,270,354	0.00	0.90	1.25	13.10	13.55
2019	92,201	12.90	13.51	1,245,561	1.42	0.90	1.25	18.78	19.24
2018	94,685	10.86	11.33	1,072,855	0.98	0.90	1.25	(11.99)	(11.69)
2017	93,677	12.34	12.83	1,201,552	1.10	0.90	1.25	14.05	14.35
2016	92,683	10.82	11.22	1,039,285	1.11	0.90	1.25	1.88	2.37
American Century Strategic Allocation: Conservative
2020	94,007	11.54	12.13	1,140,002	0.01	0.90	1.25	8.36	8.69
2019	96,671	10.65	11.16	1,078,014	1.34	0.90	1.25	10.82	11.27
2018	86,572	9.61	10.03	867,479	1.40	0.90	1.25	(8.74)	(8.49)
2017	82,656	10.53	10.96	902,827	1.02	0.90	1.25	5.72	6.20
2016	80,314	9.96	10.32	826,626	0.96	0.90	1.25	0.61	0.98
American Century Strategic Allocation: Moderate
2020	386,679	13.28	13.96	5,393,933	0.01	0.90	1.25	10.94	11.32
2019	407,250	11.97	12.54	5,100,344	1.35	0.90	1.25	15.43	15.90
2018	436,625	10.37	10.82	4,721,533	1.16	0.90	1.25	(10.53)	(10.21)
2017	457,488	11.59	12.05	5,509,033	1.29	0.90	1.25	10.17	10.45
2016	478,595	10.52	10.91	5,216,291	0.70	0.90	1.25	1.64	2.06
American Century Ultra®
2020	19,693	34.29	34.29	673,845	-	0.90	0.90	43.65	43.65
2019	22,011	23.87	23.87	524,427	-	0.90	0.90	29.17	29.17
2018	28,037	18.48	18.48	517,490	-	0.90	0.90	(3.50)	(3.50)
2017	22,717	19.15	19.15	434,838	-	0.90	0.90	26.57	26.57
2016	22,394	15.13	15.13	338,772	0.03	0.90	0.90	0.13	0.13
American Century VP Disciplined Core Value (a)
2020	5,933	14.63	20.10	111,577	0.00	0.25	1.45	6.55	7.89
2019	37,238	13.73	18.63	676,722	1.86	0.25	1.45	18.36	19.81
2018	36,678	11.60	15.55	557,694	1.77	0.25	1.45	(11.25)	(10.17)
2017	32,228	13.07	17.31	545,579	1.99	0.25	1.45	15.05	16.41
2016	32,040	11.36	14.87	454,080	2.09	0.25	1.45	8.29	9.58

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century VP Inflation Protection
2020	44,309	8.75	8.89	388,561	0.01	0.25	1.45	4.84	6.09
2019	33,574	8.26	8.47	278,630	2.37	0.25	1.45	4.05	5.41
2018	25,129	7.86	8.14	198,811	2.89	0.25	1.45	(6.97)	(5.92)
2017	21,179	8.37	8.75	179,081	2.69	0.25	1.45	(0.91)	0.36
2016	17,338	8.36	8.83	147,047	2.39	0.25	1.45	(0.11)	0.96
American Century VP International
2020	8,927	12.81	14.45	126,572	0.00	0.25	1.45	20.17	21.63
2019	9,216	10.66	11.88	107,571	0.74	0.25	1.45	22.53	24.01
2018	9,540	8.70	9.58	89,944	1.20	0.25	1.45	(18.99)	(17.98)
2017	9,394	10.74	11.68	108,238	1.03	0.25	1.45	25.17	26.68
2016	18,569	8.58	9.22	169,124	0.88	0.25	1.45	(9.59)	(8.53)
American Century VP Mid Cap Value (d)
2020	313,207	13.69	18.38	5,202,437	0.01	0.25	1.45	(3.32)	(2.18)
2019	369,493	14.16	18.79	6,311,721	1.96	0.25	1.45	23.34	24.93
2018	411,278	11.48	15.04	5,653,463	1.31	0.25	1.45	(16.75)	(15.79)
2017	483,442	13.79	17.86	7,922,237	1.13	0.25	1.45	6.57	7.92
2016	935,882	12.94	16.55	14,306,998	1.59	0.25	1.45	17.42	18.81
American Century VP Ultra®
2020	611,816	33.53	37.33	22,652,609	-	0.75	1.35	43.11	44.02
2019	642,653	23.43	25.92	16,511,751	-	0.75	1.35	28.74	29.54
2018	714,424	18.20	20.01	14,231,107	0.13	0.75	1.35	(3.70)	(3.10)
2017	777,430	13.57	20.65	15,976,304	0.23	0.75	1.35	26.42	30.36
2016	844,832	14.95	16.25	13,629,350	0.24	0.75	1.35	(0.13)	0.56

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century VP Value
2020	1,390,418	12.69	21.54	29,771,253	0.02	0.25	1.45	(3.57)	(2.43)
2019	1,716,973	13.16	22.19	37,557,917	2.05	0.25	1.45	21.40	22.89
2018	1,907,587	10.84	18.15	34,385,840	1.44	0.25	1.45	(13.28)	(12.22)
2017	2,252,318	12.46	20.77	46,202,950	1.42	0.25	1.45	3.82	7.23
2016	2,230,245	12.04	19.86	43,993,507	1.50	0.25	1.45	15.11	16.45
American Funds IS® Asset Allocation
2020	1,850,336	12.78	13.85	24,611,418	0.02	0.25	1.45	7.21	8.54
2019	1,248,612	11.92	12.76	15,495,724	1.81	0.25	1.45	15.73	17.06
2018	1,123,526	10.30	10.90	11,986,057	1.51	0.25	1.45	(9.01)	(7.86)
2017	1,162,996	11.32	12.17	13,478,062	1.60	0.25	1.45	10.87	14.49
2016	543,166	10.21	10.55	5,637,607	1.70	0.25	1.45	4.40	5.71
American Funds IS® Blue Chip Income and Growth
2020	32,181	13.18	14.29	424,318	0.01	0.25	1.45	3.70	5.00
2019	36,323	12.71	13.61	461,745	1.88	0.25	1.45	15.76	17.13
2018	39,864	10.98	11.62	444,706	2.44	0.25	1.45	(12.86)	(11.84)
2017	57,575	12.60	13.18	735,584	1.17	0.25	1.45	11.60	13.04
2016	423,323	11.29	11.66	4,908,525	2.31	0.25	1.45	13.35	14.65
American Funds IS® Capital World Bond (a)
2020	991,838	8.75	9.48	9,095,196	0.01	0.25	1.45	4.92	6.04
2019	894,026	8.34	8.94	7,765,139	1.53	0.25	1.45	2.84	4.07
2018	782,898	8.11	8.59	6,564,601	2.28	0.25	1.45	(5.92)	(4.66)
2017	541,894	8.62	9.01	4,794,544	0.38	0.25	1.45	1.89	3.21
2016	522,388	8.46	8.73	4,500,352	0.52	0.25	1.45	(1.97)	(0.91)

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS® Global Growth
2020	786,401	17.26	18.71	14,210,435	0.00	0.25	1.45	24.44	25.99
2019	803,584	13.87	14.85	11,595,876	1.03	0.25	1.45	29.02	30.49
2018	634,262	10.75	11.38	7,045,853	0.55	0.25	1.45	(13.24)	(12.12)
2017	657,715	12.39	13.49	8,358,989	0.78	0.25	1.45	25.40	29.46
2016	270,386	9.88	10.20	2,722,010	0.63	0.25	1.45	(3.98)	(2.86)
American Funds IS® Global Growth and Income
2020	9,009	12.92	14.01	117,429	0.01	0.25	1.45	3.78	5.10
2019	21,023	12.45	13.33	262,544	1.95	0.25	1.45	25.00	26.47
2018	16,606	9.96	10.54	165,889	3.12	0.25	1.45	(13.84)	(12.75)
2017	16,334	11.56	12.08	188,944	3.59	0.25	1.45	20.42	21.77
2016	1,640	9.60	9.92	15,867	1.18	0.25	1.45	2.35	3.66
American Funds IS® Global Small Capitalization
2020	13,903	14.60	15.82	205,015	0.00	0.25	1.45	23.73	25.26
2019	14,425	11.80	12.63	171,535	0.01	0.25	1.45	25.53	27.06
2018	9,992	9.40	9.94	94,748	0.02	0.25	1.45	(14.70)	(13.72)
2017	8,992	11.02	11.52	99,827	0.59	0.25	1.45	20.17	21.65
2016	580	9.17	9.47	5,316	0.08	0.25	1.45	(2.65)	(1.46)
American Funds IS® Growth
2020	137,685	23.67	25.65	3,292,726	0.00	0.25	1.45	45.13	46.82
2019	96,989	16.31	17.47	1,625,802	0.64	0.25	1.45	24.69	26.23
2018	77,376	13.08	13.84	1,027,252	0.14	0.25	1.45	(4.80)	(3.69)
2017	169,808	13.74	14.37	2,400,529	0.63	0.25	1.45	22.35	23.88
2016	4,078	11.23	11.60	46,130	0.38	0.25	1.45	4.47	5.74
American Funds IS® Growth-Income
2020	1,536,458	15.47	16.77	24,816,222	0.01	0.25	1.45	8.26	9.61
2019	1,375,944	14.29	15.30	20,436,381	1.62	0.25	1.45	20.39	21.82
2018	1,186,503	11.87	12.56	14,534,324	1.33	0.25	1.45	(6.31)	(5.21)
2017	1,308,182	12.67	13.25	16,963,990	1.51	0.25	1.45	16.67	18.20
2016	898,442	10.86	11.21	9,918,233	1.42	0.25	1.45	6.47	7.68

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS® International
2020	545,375	11.21	12.15	6,412,804	0.00	0.25	1.45	8.73	9.95
2019	651,260	10.31	11.05	6,992,243	1.32	0.25	1.45	17.29	18.82
2018	619,198	8.79	9.30	5,628,176	1.57	0.25	1.45	(17.23)	(16.22)
2017	631,484	10.62	13.67	6,866,412	1.48	0.25	1.45	26.13	30.31
2016	194,135	8.42	8.69	1,665,580	1.46	0.25	1.45	(1.29)	(0.11)
American Funds IS® International Growth and Income
2020	12,586	9.47	10.27	121,310	0.01	0.25	1.45	1.07	2.39
2019	17,526	9.37	10.03	169,426	2.12	0.25	1.45	17.13	18.56
2018	23,819	8.00	8.46	196,680	0.30	0.25	1.45	(15.34)	(14.29)
2017	308,033	9.45	9.87	3,018,068	3.53	0.25	1.45	19.32	20.66
2016	17,390	7.92	8.18	141,257	2.63	0.25	1.45	(3.18)	(2.04)
American Funds IS® Mortgage
2020	30,503	8.85	9.60	288,642	0.02	0.25	1.45	1.72	3.00
2019	4,451	8.70	9.32	40,694	3.38	0.25	1.45	0.23	1.41
2018	1,365	8.68	9.19	12,417	1.82	0.25	1.45	(4.30)	(3.06)
2017	1,411	9.07	9.48	13,276	0.70	0.25	1.45	(3.51)	(2.27)
2016	27,209	9.40	9.70	262,635	2.42	0.25	1.45	(2.39)	(1.32)
American Funds IS® New World
2020	246,178	12.26	13.29	3,159,342	0.00	0.25	1.45	17.88	19.30
2019	261,994	10.40	11.14	2,829,026	0.79	0.25	1.45	23.22	24.75
2018	210,343	8.44	8.93	1,835,277	0.50	0.25	1.45	(17.98)	(17.01)
2017	368,803	10.29	13.33	3,905,486	1.19	0.25	1.45	23.38	27.44
2016	78,259	8.34	8.61	665,207	0.70	0.25	1.45	0.48	1.65
American Funds IS® U.S. Government/AAA-Rated Securities
2020	386,206	9.07	9.84	3,555,550	0.03	0.25	1.45	4.61	6.03
2019	28,979	8.67	9.28	255,879	2.90	0.25	1.45	0.58	1.75
2018	7,285	8.62	9.12	62,813	1.25	0.25	1.45	(3.90)	(2.67)
2017	12,934	8.97	9.37	115,975	0.75	0.25	1.45	(3.13)	(1.99)
2016	22,539	9.26	9.56	213,832	3.16	0.25	1.45	(3.34)	(2.25)

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

AMG Managers Fairpointe Mid Cap
2020	102,231	15.49	16.29	1,662,918	0.00	0.90	1.25	(0.51)	(0.12)
2019	125,277	15.57	16.31	2,041,214	0.87	0.90	1.25	10.66	11.03
2018	143,414	14.07	14.69	2,104,415	0.35	0.90	1.25	(22.01)	(21.70)
2017	166,807	18.04	18.76	3,126,101	-	0.90	1.25	6.87	7.26
2016	158,196	16.88	17.49	2,764,298	0.34	0.90	1.25	18.87	19.30
Ariel®
2020	180,815	16.01	22.67	3,582,278	0.00	0.90	1.25	5.40	5.75
2019	187,453	15.19	21.47	3,511,286	0.72	0.90	1.25	19.51	19.92
2018	292,006	12.71	17.94	4,552,893	0.90	0.90	1.25	(17.31)	(16.97)
2017	327,742	15.37	21.66	6,156,197	0.77	0.90	1.25	11.05	11.46
2016	272,751	13.84	19.47	4,633,983	0.31	0.90	1.25	10.81	11.14
Baron Asset
2020	35,119	25.22	25.22	885,472	-	0.90	0.90	27.89	27.89
2019	37,749	19.72	19.72	744,236	-	0.90	0.90	32.35	32.35
2018	41,580	14.90	14.90	619,379	-	0.90	0.90	(3.99)	(3.99)
2017	48,000	15.52	15.52	744,606	-	0.90	0.90	21.34	21.34
2016	33,714	12.79	12.79	431,085	-	0.90	0.90	2.16	2.16
BlackRock Advantage Large Cap Core V.I.
2020	8,899	17.78	22.26	172,053	0.01	0.25	1.45	14.27	15.70
2019	14,601	15.56	19.24	258,300	1.58	0.25	1.45	22.91	24.45
2018	6,653	12.66	15.46	88,028	1.19	0.25	1.45	(9.64)	(8.57)
2017	7,572	14.01	16.91	112,898	1.27	0.25	1.45	16.65	18.09
2016	4,877	12.01	14.32	58,587	0.67	0.25	1.45	5.44	6.71
BlackRock Advantage Small Cap Growth
2020	11,071	22.23	22.23	246,109	-	0.90	0.90	28.05	28.05
2019	9,331	17.36	17.36	162,046	0.32	0.90	0.90	28.31	28.31
2018	6,213	13.53	13.53	84,074	0.09	0.90	0.90	(8.89)	(8.89)
2017	6,928	14.85	14.85	102,789	0.11	0.90	0.90	10.24	10.24
2016	4,949	13.47	13.47	66,686	-	0.90	0.90	8.72	8.72

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

BlackRock Basic Value V.I.
2020	10,437	12.11	15.84	151,801	0.02	0.25	1.45	(1.38)	(0.19)
2019	13,362	12.28	15.87	187,883	2.24	0.25	1.45	18.19	19.59
2018	12,972	10.39	13.27	153,452	1.64	0.25	1.45	(12.17)	(11.06)
2017	12,593	11.83	14.92	168,509	1.48	0.25	1.45	3.32	4.56
2016	2,707	11.45	14.27	30,979	1.07	0.25	1.45	12.59	13.98
BlackRock Capital Appreciation V.I.
2020	9,391	24.52	28.01	258,055	-	0.25	1.45	35.32	36.97
2019	3,594	18.12	20.45	72,215	-	0.25	1.45	25.83	27.33
2018	24,163	14.40	16.06	353,212	-	0.25	1.45	(2.37)	(1.11)
2017	23,284	14.75	16.24	347,760	-	0.25	1.45	27.16	28.68
2016	20,828	11.60	12.62	241,538	-	0.25	1.45	(4.45)	(3.30)
BlackRock Equity Dividend
2020	47,174	16.29	16.29	768,020	0.02	0.90	0.90	(0.31)	(0.31)
2019	38,722	16.34	16.34	632,635	1.89	0.90	0.90	22.40	22.40
2018	41,934	13.35	13.35	559,821	1.74	0.90	0.90	(11.00)	(11.00)
2017	43,789	15.00	15.00	657,037	1.15	0.90	0.90	11.94	11.94
2016	75,585	13.40	13.40	1,012,701	1.78	0.90	0.90	11.57	11.57
BlackRock Equity Dividend V.I.
2020	535,564	13.67	17.71	7,376,401	0.02	0.25	1.45	(1.00)	0.23
2019	492,100	13.70	17.67	6,862,951	1.86	0.25	1.45	21.88	23.39
2018	409,905	11.16	14.32	4,681,420	2.27	0.25	1.45	(11.45)	(10.39)
2017	220,632	12.52	15.98	2,885,447	1.47	0.25	1.45	11.48	12.77
2016	272,761	11.16	14.17	3,152,422	1.67	0.25	1.45	10.93	12.37
BlackRock Global Allocation
2020	6,575	13.01	13.01	85,391	0.00	0.90	0.90	16.16	16.16
2019	29,617	11.20	11.20	331,577	1.16	0.90	0.90	12.79	12.79
2018	31,701	9.93	9.93	314,838	0.57	0.90	0.90	(11.18)	(11.18)
2017	34,046	11.18	11.18	380,661	0.77	0.90	0.90	8.97	8.97
2016	22,550	10.26	10.26	231,308	1.02	0.90	0.90	(0.19)	(0.19)

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

BlackRock Global Allocation V.I.
2020	271,763	11.91	13.29	3,274,665	0.01	0.25	1.45	15.41	16.78
2019	216,891	10.32	11.38	2,251,522	1.33	0.25	1.45	12.66	14.03
2018	207,424	9.14	9.98	1,899,963	0.97	0.25	1.45	(11.67)	(10.57)
2017	175,633	10.27	11.65	1,812,232	1.22	0.25	1.45	8.81	12.34
2016	192,189	9.38	10.14	1,813,555	0.98	0.25	1.45	(0.73)	0.50
BlackRock High Yield V.I.
2020	572,723	10.71	11.97	6,171,324	0.06	0.25	1.45	2.38	3.55
2019	892,614	10.39	11.56	9,320,004	7.13	0.25	1.45	9.84	11.26
2018	364,989	9.39	10.39	3,459,759	16.80	0.25	1.45	(7.19)	(6.06)
2017	585,803	10.04	11.06	6,016,371	8.04	0.25	1.45	2.39	3.66
2016	2,102,702	9.74	10.67	21,077,782	5.07	0.25	1.45	7.95	9.21
BlackRock International Dividend
2020	7,973	11.22	11.22	89,482	0.01	0.90	0.90	4.66	4.66
2019	34,823	10.72	10.72	373,899	2.36	0.90	0.90	18.72	18.72
2018	21,424	9.03	9.03	193,976	3.09	0.90	0.90	(16.62)	(16.62)
2017	29,795	10.83	10.83	322,737	1.01	0.90	0.90	11.88	11.88
2016	33,927	9.68	9.68	328,288	4.26	0.90	0.90	(3.30)	(3.30)
BlackRock Large Cap Focus Growth V.I.
2020	6,305	26.37	32.80	179,994	-	0.25	1.45	37.20	38.81
2019	6,873	19.22	23.63	155,801	-	0.25	1.45	26.53	28.15
2018	3,141	15.19	18.44	54,285	-	0.25	1.45	(1.68)	(0.54)
2017	2,146	15.45	18.54	39,251	0.01	0.25	1.45	23.60	25.10
2016	2,083	12.50	14.82	30,515	0.46	0.25	1.45	2.80	4.07
BNY Mellon Appreciation
2020	424,212	17.88	23.00	7,751,142	0.01	0.90	1.25	18.78	19.27
2019	394,396	15.00	19.33	5,996,871	1.01	0.90	1.25	29.58	29.98
2018	360,480	11.54	14.90	4,208,028	1.26	0.90	1.25	(10.30)	(9.98)
2017	445,577	12.82	16.59	5,779,186	1.23	0.90	1.25	21.36	21.86
2016	464,040	10.52	13.65	4,939,203	1.53	0.90	1.25	2.72	3.13

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

BNY Mellon Dynamic Value
2020	173,747	17.23	25.77	3,354,168	0.01	0.90	1.25	(0.69)	(0.31)
2019	189,241	17.35	25.91	3,663,712	1.48	0.90	1.25	21.50	21.85
2018	227,818	14.28	21.30	3,653,972	1.58	0.90	1.25	(14.39)	(14.07)
2017	245,190	16.68	24.84	4,566,470	0.88	0.90	1.25	10.03	10.46
2016	273,527	15.16	22.54	4,610,996	1.30	0.90	1.25	13.39	13.76
BNY Mellon IP MidCap Stock
2020	316,378	12.04	12.04	3,805,893	0.01	0.75	0.75	3.88	3.88
2019	322,409	11.59	11.59	3,735,298	0.50	0.75	0.75	15.44	15.44
2018	456,747	10.04	10.04	4,584,461	0.36	0.75	0.75	(18.84)	(18.84)
2017	486,166	12.37	12.50	6,011,904	0.80	0.75	1.25	10.84	13.53
2016	460,543	11.16	11.16	5,139,295	0.37	0.75	0.75	10.93	10.93
BNY Mellon IP Small Cap Stock Index
2020	452,522	14.20	19.75	6,608,653	0.01	0.25	1.45	5.74	7.05
2019	514,832	13.33	18.45	6,973,243	0.80	0.25	1.45	16.89	18.35
2018	444,301	11.32	15.59	5,144,534	0.78	0.25	1.45	(12.93)	(11.87)
2017	436,489	12.91	17.69	5,745,527	0.73	0.25	1.45	7.47	8.79
2016	342,026	11.93	16.26	4,144,374	0.39	0.25	1.45	20.25	21.71
BNY Mellon IP Technology Growth
2020	471,784	30.07	40.69	18,700,260	0.00	0.25	1.45	62.19	64.16
2019	536,111	18.54	24.91	13,061,536	-	0.25	1.45	20.08	21.50
2018	520,603	15.44	20.61	10,490,679	-	0.25	1.45	(5.62)	(4.42)
2017	551,279	16.36	21.67	11,769,351	-	0.25	1.45	36.11	37.78
2016	494,861	12.02	15.81	7,766,941	-	0.25	1.45	(0.08)	1.09
BNY Mellon Opportunistic Midcap Value
2020	118,604	21.12	34.92	2,618,842	0.00	0.90	1.25	13.85	14.26
2019	131,572	18.55	30.62	2,542,887	0.27	0.90	1.25	22.20	22.65
2018	145,843	15.18	25.03	2,305,665	-	0.90	1.25	(21.47)	(21.20)
2017	163,983	19.33	31.82	3,279,189	-	0.90	1.25	10.77	11.20
2016	171,951	17.45	28.67	3,093,285	0.02	0.90	1.25	12.58	12.97

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

BNY Mellon Stock Index
2020	7,135	17.90	23.32	162,959	0.01	0.25	1.45	12.58	13.92
2019	11,985	15.90	20.47	231,415	1.53	0.25	1.45	25.10	26.67
2018	14,390	12.71	16.16	219,825	1.11	0.25	1.45	(8.95)	(7.92)
2017	23,754	13.96	17.55	404,256	1.48	0.25	1.45	15.85	17.31
2016	16,494	12.05	14.96	239,093	2.83	0.25	1.45	6.64	7.94
BNY Mellon VIF Appreciation
2020	313,594	16.96	21.11	5,328,880	0.01	0.25	1.45	17.99	19.40
2019	72,058	14.28	17.68	1,028,287	0.86	0.25	1.45	29.89	31.45
2018	36,028	10.92	13.45	392,979	1.23	0.25	1.45	(11.20)	(10.09)
2017	27,996	12.20	14.96	341,321	1.13	0.25	1.45	21.50	23.03
2016	42,571	9.97	12.16	424,366	1.69	0.25	1.45	2.94	4.11
Calamos® Growth
2020	447,975	19.85	28.38	10,348,347	-	0.90	1.25	27.33	27.81
2019	507,893	15.59	22.25	9,176,159	-	0.90	1.25	25.62	26.07
2018	560,909	12.41	17.68	8,038,291	-	0.90	1.25	(9.75)	(9.48)
2017	611,929	13.75	19.57	9,687,691	-	0.90	1.25	21.25	21.77
2016	683,823	11.34	16.11	8,888,101	-	0.90	1.25	(6.20)	(5.90)
Calamos® Growth and Income
2020	409,322	17.05	23.42	8,674,810	0.01	0.90	1.25	17.31	17.74
2019	441,404	14.49	19.93	7,978,377	1.32	0.90	1.25	20.74	21.15
2018	474,223	11.96	16.49	7,090,713	1.65	0.90	1.25	(7.91)	(7.50)
2017	512,944	12.93	17.87	8,307,304	1.57	0.90	1.25	11.53	11.90
2016	552,719	11.56	16.00	8,015,920	3.08	0.90	1.25	2.78	3.16
Calamos® High Income Opportunities
2020	39,242	10.88	11.44	448,211	0.05	0.90	1.25	0.37	0.79
2019	39,792	10.84	11.35	450,910	6.01	0.90	1.25	9.49	9.87
2018	40,501	9.90	10.33	417,532	6.59	0.90	1.25	(8.25)	(7.93)
2017	41,984	10.79	11.22	470,273	4.82	0.90	1.25	1.60	1.91
2016	37,512	10.62	11.01	412,007	5.25	0.90	1.25	7.27	7.73

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

ClearBridge Small Cap Growth
2020	960	25.31	25.31	24,278	-	0.90	0.90	37.93	37.93
2019	931	18.35	18.35	17,080	-	0.90	0.90	20.49	20.49
2018	904	15.23	15.23	13,765	-	0.90	0.90	0.13	0.13
2017	1,185	15.21	15.21	18,014	-	0.90	0.90	20.14	20.14
2016	1,467	12.66	12.66	18,563	-	0.90	0.90	1.77	1.77
ClearBridge Variable Aggressive Growth
2020	539,789	18.26	20.23	10,635,452	0.00	0.75	1.35	12.72	13.33
2019	800,538	16.20	17.85	14,213,298	0.74	0.75	1.35	19.38	20.20
2018	864,798	13.57	14.85	12,770,816	0.39	0.75	1.35	(12.45)	(11.97)
2017	937,283	12.04	16.87	15,779,893	0.21	0.75	1.35	11.03	14.56
2016	1,595,864	13.96	15.10	23,807,484	0.36	0.75	1.35	(3.39)	(2.77)
ClearBridge Variable Small Cap Growth
2020	362,282	26.96	30.05	10,545,530	-	0.75	1.35	37.13	37.97
2019	339,779	19.66	21.78	7,223,355	-	0.75	1.35	21.51	22.22
2018	411,917	16.18	17.82	7,105,038	-	0.75	1.35	(0.98)	(0.39)
2017	642,124	16.34	17.89	10,932,489	-	0.75	1.35	18.92	19.67
2016	571,354	13.74	14.95	8,234,075	-	0.75	1.35	1.33	1.91
Dimensional VA Equity Allocation
2020	22,472	11.27	11.58	259,678	0.01	0.25	1.85	6.82	8.53
2019	34,023	10.55	10.67	362,481	3.42	0.25	1.85	5.50	6.70
Dimensional VA Global Bond Portfolio
2020	40,574	8.14	8.75	348,673	0.00	0.25	1.85	(3.33)	(1.80)
2019	91,980	8.42	8.91	807,180	3.75	0.25	1.85	(0.82)	0.79
2018	32,214	8.49	8.84	281,189	4.53	0.65	1.85	(3.08)	(1.89)
2017	32,092	8.76	9.01	286,154	1.21	0.65	1.85	(2.67)	(1.53)
2016	65,364	9.00	9.15	593,260	1.71	0.65	1.85	(3.12)	(1.93)

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Dimensional VA International Small Portfolio
2020	49,975	12.11	14.46	665,782	0.02	0.25	1.85	4.22	5.86
2019	63,059	11.62	13.66	796,000	2.78	0.25	1.85	18.09	19.93
2018	60,892	9.84	11.39	648,611	1.43	0.65	1.85	(23.60)	(22.67)
2017	79,407	12.88	14.73	1,111,286	2.64	0.65	1.85	23.73	25.36
2016	77,478	10.41	11.75	870,754	2.29	0.65	1.85	1.17	2.35
Dimensional VA International Value Portfolio
2020	53,842	8.87	10.39	536,046	0.01	0.25	1.85	(6.43)	(4.94)
2019	91,933	9.48	10.93	976,840	3.43	0.25	1.85	10.36	12.22
2018	99,120	8.59	9.74	943,289	2.52	0.65	1.85	(21.05)	(20.10)
2017	111,088	10.88	12.19	1,329,013	2.96	0.65	1.85	19.82	21.29
2016	101,529	9.08	10.05	1,004,216	3.18	0.65	1.85	3.89	5.24
Dimensional VA Short-Term Fixed Portfolio
2020	46,315	7.45	8.08	366,704	0.00	0.25	1.85	(4.24)	(2.65)
2019	89,370	7.78	8.30	730,129	1.32	0.25	1.85	(2.38)	(0.72)
2018	218,737	7.97	8.36	1,772,046	0.94	0.65	1.85	(3.04)	(1.88)
2017	90,269	8.22	8.52	761,963	0.86	0.65	1.85	(3.97)	(2.85)
2016	124,899	8.56	8.77	1,086,456	0.90	0.65	1.85	(3.93)	(2.77)
Dimensional VA U.S. Large Value Portfolio
2020	155,317	12.82	17.56	2,534,036	0.02	0.25	1.85	(6.08)	(4.57)
2019	178,873	13.65	18.40	3,062,371	2.13	0.25	1.85	19.84	21.69
2018	184,654	11.39	15.12	2,634,959	2.48	0.65	1.85	(16.31)	(15.25)
2017	163,915	13.61	17.84	2,716,150	2.00	0.65	1.85	13.42	14.80
2016	139,334	12.00	15.54	2,007,711	1.95	0.65	1.85	13.21	14.60
Dimensional VA U.S. Targeted Value Portfolio
2020	89,465	11.75	16.38	1,317,411	0.02	0.25	1.85	(0.93)	0.61
2019	83,689	11.86	16.28	1,186,056	1.50	0.25	1.85	16.73	18.66
2018	82,976	10.16	13.72	999,392	1.04	0.65	1.85	(19.87)	(18.91)
2017	85,120	12.68	16.92	1,271,601	1.08	0.65	1.85	4.53	5.82
2016	83,117	12.13	15.99	1,187,775	1.02	0.65	1.85	21.42	22.91

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

DWS Capital Growth VIP
2020	1,796	24.64	30.55	53,821	0.00	0.25	1.45	32.69	34.23
2019	3,272	18.57	22.76	67,421	0.12	0.25	1.45	30.77	32.40
2018	1,723	14.20	17.19	29,143	0.51	0.25	1.45	(6.15)	(4.98)
2017	1,696	15.13	18.09	30,259	0.46	0.25	1.45	20.46	21.90
2016	1,667	12.56	14.84	24,449	0.21	0.25	1.45	(0.48)	0.68
DWS Core Equity VIP
2020	4,844	17.93	23.21	86,972	0.01	0.25	1.45	10.61	11.96
2019	6,997	16.21	20.73	123,138	1.00	0.25	1.45	24.21	25.79
2018	11,140	13.05	16.48	163,816	1.51	0.25	1.45	(10.12)	(9.05)
2017	14,066	14.52	18.12	226,169	0.93	0.25	1.45	15.42	16.83
2016	14,582	12.58	15.51	201,697	1.58	0.25	1.45	5.45	6.74
DWS CROCI® U.S. VIP
2020	935	9.69	12.15	11,152	0.02	0.25	1.45	(16.25)	(15.27)
2019	1,118	11.57	14.34	15,741	-	0.25	1.45	26.73	28.26
2018	-	9.13	11.18	-	-	0.25	1.45	(14.59)	(13.53)
2017	-	10.69	12.93	-	-	0.25	1.45	17.09	18.52
2016	-	9.13	10.91	-	-	0.25	1.45	(8.79)	(7.70)
DWS Global Small Cap VIP
2020	3,809	10.79	12.94	44,993	0.01	0.25	1.45	11.81	13.21
2019	3,700	9.65	11.43	38,851	-	0.25	1.45	15.85	17.23
2018	3,595	8.33	9.75	32,405	-	0.25	1.45	(24.20)	(23.29)
2017	3,560	10.99	12.71	42,146	-	0.25	1.45	14.36	15.76
2016	1,939	9.61	10.98	19,094	0.13	0.25	1.45	(3.13)	(1.96)
DWS High Income VIP
2020	998	10.27	11.44	11,245	0.05	0.25	1.45	1.18	2.42
2019	970	10.15	11.17	10,680	-	0.25	1.45	10.33	11.70
2018	582	9.20	10.00	5,748	92.48	0.25	1.45	(7.07)	(5.93)
2017	240	9.90	10.63	2,375	11.27	0.25	1.45	2.59	3.81
2016	156,409	9.65	10.24	1,510,675	5.09	0.25	1.45	7.70	9.05

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

DWS International Growth VIP
2020	1,121	13.54	14.28	15,739	0.01	0.25	1.45	16.93	18.31
2019	1,340	11.58	12.07	15,908	-	0.25	1.45	25.19	26.65
2018	11,291	9.25	9.53	105,950	0.78	0.25	1.45	(20.53)	(19.58)
2017	9,278	11.64	11.85	108,481	-	0.25	1.45	19.75	21.29
2016	-	9.66	9.77	-	-	0.25	1.45	(1.12)	0.10
DWS Small Mid Cap Value VIP
2020	1,027	10.63	12.63	10,905	0.01	0.25	1.45	(5.43)	(4.32)
2019	996	11.24	13.20	11,189	0.37	0.25	1.45	15.76	17.13
2018	967	9.71	11.27	9,383	1.50	0.25	1.45	(20.02)	(18.98)
2017	3,121	12.14	13.91	40,381	0.24	0.25	1.45	5.38	6.59
2016	911	11.52	13.05	10,496	0.21	0.25	1.45	11.41	12.79
Eaton Vance VT Floating-Rate Income
2020	212,622	9.04	9.80	1,939,202	0.02	0.25	1.45	(2.48)	(1.31)
2019	446,508	9.27	9.93	4,165,459	4.54	0.25	1.45	2.43	3.65
2018	318,850	9.05	9.58	2,923,380	3.29	0.25	1.45	(4.44)	(3.23)
2017	1,089,172	9.47	9.90	10,326,425	3.40	0.25	1.45	(1.04)	0.10
2016	976,901	9.57	9.89	9,379,703	2.76	0.25	1.45	4.13	5.44
Federated Hermes Corporate Bond (a)
2020	632,999	12.24	12.86	8,140,764	0.04	0.90	1.25	4.26	4.64
2019	554,476	11.74	12.29	6,808,461	4.06	0.90	1.25	9.11	9.44
2018	681,079	10.76	11.23	7,642,608	3.24	0.90	1.25	(7.00)	(6.65)
2017	571,983	11.57	12.03	6,878,204	3.79	0.90	1.25	2.21	2.56
2016	620,874	11.32	11.73	7,277,210	4.06	0.90	1.25	3.76	4.08

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Federated Hermes Fund for U.S. Government Securities II (a)
2020	669,476	8.48	10.11	5,826,857	0.03	0.25	1.45	0.57	1.92
2019	461,767	8.42	9.92	3,945,177	2.73	0.25	1.45	1.20	2.48
2018	591,579	8.32	9.68	4,979,476	2.23	0.25	1.45	(3.93)	(2.81)
2017	537,514	8.66	9.96	4,716,292	2.56	0.25	1.45	(2.61)	(1.29)
2016	677,295	8.88	10.09	6,071,797	2.44	0.25	1.45	(2.84)	(1.66)
Federated Hermes High Income Bond II (a)
2020	392,381	10.50	15.56	6,079,125	0.03	0.25	1.45	0.86	2.15
2019	1,150,139	10.41	15.41	13,777,611	3.68	0.25	1.45	9.12	10.48
2018	399,804	9.54	14.11	5,609,325	9.77	0.25	1.45	(7.65)	(6.53)
2017	765,001	10.33	15.26	11,612,244	7.05	0.25	1.45	1.87	3.15
2016	893,540	10.14	14.96	13,308,641	5.74	0.25	1.45	9.62	10.88
FFI Strategies (a)
2020	2,115	8.05	8.82	17,020	0.02	0.25	1.45	(6.61)	(5.57)
2019	2,052	8.62	9.34	17,694	0.28	0.25	1.45	7.62	8.86
2018	1,992	8.01	8.58	15,964	2.03	0.25	1.45	(23.86)	(22.84)
2017	1,933	10.52	11.12	20,337	0.85	0.25	1.45	8.57	9.88
2016	1,875	9.69	10.12	18,165	0.80	0.25	1.45	7.43	8.70
Fidelity® Advisor Dividend Growth
2020	167,664	13.23	17.10	2,226,007	0.01	0.90	1.25	(2.76)	(2.43)
2019	183,702	13.56	17.56	2,497,408	1.30	0.90	1.25	22.60	23.05
2018	186,637	11.02	14.30	2,061,934	1.15	0.90	1.25	(11.25)	(10.91)
2017	238,429	12.37	16.09	3,012,628	1.14	0.90	1.25	14.39	14.75
2016	224,799	10.78	14.05	2,434,303	0.92	0.90	1.25	2.88	3.26

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity® Advisor International Capital Appreciation (d)
2020	23,434	17.52	21.56	412,836	-	0.90	1.10	16.73	16.96
2019	25,124	14.98	18.47	378,305	0.20	0.90	1.10	26.77	27.06
2018	30,947	11.79	14.57	366,400	-	0.90	1.10	(16.79)	(16.62)
2017	32,475	14.14	17.51	460,903	-	0.90	1.10	29.70	29.96
2016	34,136	10.88	13.50	372,755	-	0.90	1.10	(7.60)	(7.40)
Fidelity® Advisor Leveraged Company Stock
2020	3,628	18.75	18.75	68,163	-	0.90	0.90	23.68	23.68
2019	3,676	15.16	15.16	55,839	-	0.90	0.90	24.16	24.16
2018	2,134	12.21	12.21	26,123	-	0.90	0.90	(19.46)	(19.46)
2017	3,448	15.16	15.16	52,365	0.37	0.90	0.90	12.55	12.55
2016	3,706	13.47	13.47	49,998	0.39	0.90	0.90	4.66	4.66
Fidelity® Advisor New Insights
2020	14,423	21.62	21.62	311,905	-	0.90	0.90	18.60	18.60
2019	117,915	18.23	18.23	2,149,209	-	0.90	0.90	23.93	23.93
2018	153,937	14.71	14.71	2,265,034	-	0.90	0.90	(8.35)	(8.35)
2017	136,867	16.05	16.05	2,196,761	-	0.90	0.90	22.80	22.80
2016	138,149	13.07	13.07	1,805,232	0.01	0.90	0.90	1.95	1.95
Fidelity® Advisor Real Estate
2020	143,676	9.02	21.36	1,816,554	0.01	0.90	1.25	(10.96)	(10.65)
2019	142,736	10.13	23.91	2,001,510	1.63	0.90	1.25	17.38	17.78
2018	155,246	8.63	20.30	1,809,464	1.92	0.90	1.25	(10.75)	(10.41)
2017	172,763	9.67	22.66	2,215,924	1.07	0.90	1.25	(1.02)	(0.59)
2016	244,201	9.77	22.80	3,047,943	1.32	0.90	1.25	0.62	1.00

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity® Advisor Stock Selector Mid Cap
2020	153,714	18.42	24.86	2,837,587	0.01	0.90	1.10	7.95	8.16
2019	159,515	17.03	23.03	2,721,477	0.51	0.90	1.10	23.82	24.03
2018	49,974	13.73	18.60	688,952	0.39	0.90	1.10	(12.59)	(12.44)
2017	46,831	15.68	21.28	737,158	0.03	0.90	1.10	14.78	15.04
2016	45,409	13.63	18.54	621,214	0.31	0.90	1.10	5.70	5.91
Fidelity® Advisor Value Strategies
2020	95,614	15.39	23.94	1,726,583	0.01	0.90	1.25	3.22	3.52
2019	115,491	14.91	23.16	2,033,553	1.15	0.90	1.25	28.31	28.79
2018	113,397	11.62	18.02	1,538,651	0.51	0.90	1.25	(21.27)	(20.99)
2017	125,329	14.76	22.86	2,149,286	1.00	0.90	1.25	13.63	14.01
2016	141,963	12.99	20.08	2,132,806	1.06	0.90	1.25	6.13	6.50
Fidelity® VIP Balanced
2020	80,655	15.41	18.11	1,370,341	0.01	0.25	1.45	16.74	18.21
2019	103,630	13.20	15.32	1,511,364	1.65	0.25	1.45	18.71	20.16
2018	90,833	11.12	12.75	1,110,386	1.32	0.25	1.45	(8.63)	(7.47)
2017	92,139	12.17	13.78	1,213,928	1.17	0.25	1.45	11.14	12.40
2016	107,591	10.95	12.26	1,265,671	0.98	0.25	1.45	2.24	3.55
Fidelity® VIP Contrafund
2020	761,280	18.78	27.42	19,434,949	0.00	0.25	1.45	24.54	26.09
2019	688,055	15.08	21.99	14,693,721	0.22	0.25	1.45	25.56	27.03
2018	806,398	12.01	17.50	13,699,710	0.44	0.25	1.45	(10.71)	(9.61)
2017	1,000,138	13.45	19.58	18,978,197	0.75	0.25	1.45	16.25	17.66
2016	1,207,775	11.57	16.82	19,783,357	0.64	0.25	1.45	3.03	4.32
Fidelity® VIP Disciplined Small Cap
2020	3,881	13.74	18.31	57,796	0.01	0.25	1.45	12.90	14.37
2019	4,044	12.17	16.01	53,754	0.66	0.25	1.45	18.04	19.39
2018	8,543	10.31	13.41	103,654	0.69	0.25	1.45	(17.06)	(16.03)
2017	7,149	12.43	15.97	102,473	0.58	0.25	1.45	2.14	3.37
2016	5,367	12.17	15.45	77,274	0.33	0.25	1.45	16.91	18.39

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity® VIP Emerging Markets
2020	41,226	14.48	15.33	618,455	0.01	0.25	1.45	25.15	26.69
2019	42,400	11.57	12.10	503,136	1.26	0.25	1.45	23.48	25.13
2018	55,556	9.37	9.67	528,033	0.59	0.25	1.45	(21.72)	(20.80)
2017	47,682	11.97	12.21	574,477	0.57	0.25	1.45	40.66	42.31
2016	24,295	8.51	8.58	206,832	0.11	0.25	1.45	(1.50)	(0.35)
Fidelity® VIP Equity-Income
2020	278,656	12.83	12.83	3,583,843	0.01	0.75	0.75	2.48	2.48
2019	234,467	12.52	12.52	2,942,940	1.76	0.75	0.75	22.39	22.39
2018	277,146	10.23	10.23	2,838,571	2.09	0.75	0.75	(11.89)	(11.89)
2017	322,501	11.61	11.61	3,743,704	1.50	0.75	0.75	8.50	8.50
2016	342,589	10.70	10.70	3,665,261	3.02	0.75	0.75	13.35	13.35
Fidelity® VIP Growth & Income
2020	299,240	14.07	20.30	4,247,734	0.02	0.25	1.45	2.91	4.10
2019	316,920	13.58	19.50	4,378,338	3.62	0.25	1.45	23.96	25.56
2018	303,657	10.87	15.53	3,350,027	0.24	0.25	1.45	(13.09)	(12.11)
2017	308,567	12.43	17.67	3,894,997	1.01	0.25	1.45	11.53	12.91
2016	363,603	11.07	15.65	4,076,205	1.68	0.25	1.45	10.68	12.11
Fidelity® VIP Growth Opportunities
2020	1,516,109	33.21	42.78	52,367,164	-	0.25	1.45	60.86	62.85
2019	1,160,273	20.50	26.27	25,219,339	-	0.25	1.45	34.36	35.97
2018	1,016,543	15.15	19.32	16,584,394	0.09	0.25	1.45	7.35	8.60
2017	898,276	14.02	17.79	13,584,776	0.12	0.25	1.45	28.28	29.95
2016	731,500	10.85	13.69	8,841,285	0.05	0.25	1.45	(4.30)	(3.18)
Fidelity® VIP High Income
2020	988,519	9.98	10.93	9,878,683	0.04	0.25	1.45	(2.06)	(0.82)
2019	825,999	10.19	11.02	8,423,400	3.68	0.25	1.45	9.81	11.09
2018	86,205	9.28	9.92	806,214	16.66	0.25	1.45	(7.85)	(6.77)
2017	219,503	10.02	10.64	2,211,342	4.70	0.25	1.45	2.23	3.50
2016	275,288	9.73	10.28	2,708,513	8.47	0.25	1.45	9.20	10.54

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity® VIP Index 500
2020	1,174,888	18.11	21.34	22,549,081	0.01	0.25	1.45	12.76	14.12
2019	1,235,638	16.06	18.70	20,919,733	1.83	0.25	1.45	25.27	26.87
2018	1,119,941	12.82	14.74	15,121,155	1.47	0.25	1.45	(8.88)	(7.82)
2017	1,602,160	14.07	15.99	23,473,354	1.58	0.25	1.45	16.18	17.57
2016	1,758,368	12.11	13.60	22,254,476	1.47	0.25	1.45	6.70	8.02
Fidelity® VIP Investment Grade Bond
2020	662,822	9.70	11.81	7,144,248	0.02	0.25	1.45	4.41	5.64
2019	681,179	9.29	11.18	6,992,465	2.70	0.25	1.45	4.62	5.97
2018	576,722	8.88	10.55	5,640,191	2.16	0.25	1.45	(5.13)	(4.00)
2017	623,176	9.36	10.99	6,377,629	2.10	0.25	1.45	(0.53)	0.64
2016	695,203	9.41	10.92	7,166,699	2.09	0.25	1.45	(0.11)	1.20
Fidelity® VIP Mid Cap
2020	34,989	14.31	16.76	559,125	0.00	0.25	1.45	12.68	14.09
2019	32,128	12.70	14.69	451,261	0.67	0.25	1.45	17.81	19.24
2018	37,669	10.78	12.32	446,721	0.44	0.25	1.45	(18.52)	(17.48)
2017	36,006	13.23	14.93	519,465	0.44	0.25	1.45	15.34	16.64
2016	60,660	11.47	12.80	767,059	0.35	0.25	1.45	7.00	8.38
Fidelity® VIP Overseas
2020	557,012	11.72	13.23	6,547,613	0.00	0.25	1.45	10.30	11.65
2019	189,218	10.55	11.85	2,007,883	1.28	0.25	1.45	21.92	23.44
2018	290,862	8.59	9.60	2,520,463	1.38	0.25	1.45	(18.78)	(17.81)
2017	305,579	10.50	11.68	3,234,609	1.48	0.25	1.45	24.36	25.86
2016	171,167	8.39	9.28	1,445,912	1.23	0.25	1.45	(9.47)	(8.30)
Fidelity® VIP Real Estate
2020	20,012	10.45	13.77	264,131	0.02	0.25	1.45	(10.84)	(9.76)
2019	18,967	11.72	15.26	277,109	1.56	0.25	1.45	17.55	19.03
2018	20,795	9.97	12.82	253,793	2.25	0.25	1.45	(10.50)	(9.46)
2017	29,576	11.14	14.16	401,733	1.37	0.25	1.45	(0.80)	0.50
2016	42,190	11.23	14.09	572,472	1.23	0.25	1.45	0.90	2.10

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity® VIP Strategic Income
2020	114,754	9.90	11.10	1,246,047	0.02	0.25	1.45	2.48	3.74
2019	213,143	9.66	10.70	2,153,751	5.14	0.25	1.45	5.81	7.11
2018	41,362	9.13	9.99	404,126	3.07	0.25	1.45	(7.03)	(5.93)
2017	55,459	9.82	10.62	559,854	2.91	0.25	1.45	2.83	4.12
2016	58,487	9.55	10.20	574,115	5.46	0.25	1.45	3.35	4.62
Franklin Allocation VIP Fund
2020	251,768	12.23	12.23	3,076,226	0.01	0.75	0.75	7.66	7.66
2019	280,125	11.36	11.36	3,180,314	3.44	0.75	0.75	15.21	15.21
2018	274,014	9.86	9.86	2,701,439	2.71	0.75	0.75	(12.97)	(12.97)
2017	364,951	11.33	11.33	4,132,019	2.52	0.75	0.75	7.70	7.70
2016	423,730	10.52	10.52	4,457,336	3.79	0.75	0.75	8.79	8.79
Franklin Flex Cap Growth VIP Fund
2020	43,994	22.50	26.26	1,121,136	-	0.25	1.45	38.55	40.20
2019	39,823	16.24	18.73	727,716	-	0.25	1.45	25.41	26.98
2018	17,367	12.95	14.75	247,170	-	0.25	1.45	(1.37)	(0.14)
2017	1,334	13.13	14.77	17,509	-	0.25	1.45	21.46	22.88
2016	1,295	10.81	12.02	13,994	-	0.25	1.45	(7.13)	(6.02)
Franklin Growth and Income VIP Fund
2020	29,615	14.00	18.33	445,327	0.01	0.25	1.45	0.86	2.17
2019	13,356	13.88	17.94	237,039	4.11	0.25	1.45	20.17	21.63
2018	2,090	11.55	14.75	30,355	2.51	0.25	1.45	(8.77)	(7.64)
2017	2,028	12.66	15.97	31,956	5.34	0.25	1.45	10.86	12.15
2016	2,333	11.42	14.24	31,857	1.33	0.25	1.45	6.73	8.04
Franklin Income VIP Fund
2020	989,408	10.34	12.32	11,086,207	0.05	0.25	1.45	(3.72)	(2.53)
2019	1,518,928	10.74	12.64	17,546,534	4.94	0.25	1.45	11.07	12.36
2018	1,627,588	9.67	11.25	16,853,893	4.49	0.25	1.45	(8.51)	(7.41)
2017	1,776,953	10.57	12.15	19,955,592	4.38	0.25	1.45	4.86	6.11
2016	1,874,901	10.08	11.45	19,967,307	5.51	0.25	1.45	9.09	10.41

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Large Cap Growth VIP Fund
2020	668	22.49	28.48	14,996	-	0.25	1.45	38.31	40.02
2019	2,190	16.26	20.34	35,597	-	0.25	1.45	28.74	30.30
2018	950	12.63	15.61	12,873	-	0.25	1.45	(5.82)	(4.64)
2017	281	13.41	16.37	4,533	-	0.25	1.45	22.58	24.02
2016	-	10.94	13.20	-	-	0.25	1.45	(6.09)	(4.97)
Franklin Mutual Global Discovery VIP Fund
2020	832,842	10.25	12.82	9,260,766	0.02	0.25	1.45	(8.65)	(7.57)
2019	1,025,006	11.22	13.87	12,389,907	1.65	0.25	1.45	18.98	20.40
2018	1,205,832	9.43	11.52	12,170,219	2.32	0.25	1.45	(15.12)	(14.09)
2017	1,408,212	11.11	13.41	16,638,055	1.74	0.25	1.45	3.91	5.18
2016	1,583,878	10.69	12.75	17,891,993	1.57	0.25	1.45	7.22	8.60
Franklin Mutual Shares VIP Fund
2020	2,705	10.59	13.53	29,367	0.02	0.25	1.45	(9.18)	(8.08)
2019	2,676	11.66	14.72	31,953	1.72	0.25	1.45	17.19	18.61
2018	3,121	9.95	12.41	31,634	2.48	0.25	1.45	(13.02)	(11.99)
2017	3,198	11.44	14.10	37,221	0.71	0.25	1.45	3.62	4.91
2016	16,015	11.04	13.44	193,898	0.46	0.25	1.45	10.95	12.37
Franklin Rising Dividends VIP Fund
2020	55,324	16.41	22.33	960,110	0.01	0.25	1.45	10.88	12.27
2019	71,635	14.80	19.89	1,178,629	1.47	0.25	1.45	23.64	25.09
2018	106,502	11.97	15.90	1,393,061	1.25	0.25	1.45	(9.25)	(8.09)
2017	103,231	13.19	17.30	1,520,684	1.43	0.25	1.45	15.30	16.66
2016	101,869	11.44	14.83	1,307,945	1.46	0.25	1.45	10.96	12.35
Franklin Small Cap Value VIP Fund
2020	180,728	12.74	16.37	2,628,060	0.01	0.25	1.45	0.55	1.80
2019	373,954	12.67	16.08	5,304,968	0.74	0.25	1.45	20.90	22.37
2018	221,469	10.48	13.14	2,614,474	1.18	0.25	1.45	(16.69)	(15.72)
2017	506,078	12.58	15.59	7,059,504	0.33	0.25	1.45	5.80	7.15
2016	408,308	11.89	14.55	5,412,714	0.57	0.25	1.45	24.50	25.97

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Small-Mid Cap Growth VIP Fund
2020	266,252	20.90	47.92	6,645,295	-	0.25	1.45	48.33	50.13
2019	215,007	14.09	31.92	3,531,079	-	0.25	1.45	25.69	27.27
2018	235,738	11.21	25.08	3,085,642	-	0.25	1.45	(9.54)	(8.40)
2017	221,461	12.39	27.38	3,186,989	-	0.25	1.45	16.10	17.51
2016	215,178	10.67	23.30	2,744,338	-	0.25	1.45	(0.37)	0.82
Franklin Strategic Income VIP Fund
2020	988,734	8.88	10.24	9,068,322	0.04	0.25	1.45	(1.11)	0.20
2019	1,000,345	8.98	10.22	9,211,366	5.13	0.25	1.45	3.34	4.61
2018	886,849	8.69	9.77	7,852,448	2.75	0.25	1.45	(6.46)	(5.33)
2017	898,831	9.29	10.32	8,469,153	3.34	0.25	1.45	0.64	1.28
2016	735,131	9.29	10.19	6,867,705	3.33	0.25	1.45	3.22	4.41
Franklin U.S. Government Securities VIP Fund
2020	20,390	8.36	8.88	174,388	0.06	0.25	1.45	(0.71)	0.57
2019	22,450	8.42	8.83	193,077	2.92	0.25	1.45	0.60	1.85
2018	17,666	8.37	8.67	149,654	2.35	0.25	1.45	(4.01)	(2.91)
2017	14,005	8.72	8.93	122,719	3.44	0.25	1.45	(3.11)	(1.87)
2016	28,739	9.00	9.10	258,483	0.70	0.25	1.45	(3.74)	(2.57)
Goldman Sachs Emerging Markets Equity
2020	328,212	11.64	12.24	4,011,974	-	0.90	1.25	24.89	25.28
2019	397,618	9.32	9.77	3,875,351	0.84	0.90	1.25	20.10	20.77
2018	376,002	7.76	8.09	3,040,674	0.19	0.90	1.25	(24.22)	(24.04)
2017	457,116	10.24	10.65	4,860,244	0.75	0.90	1.25	41.24	41.81
2016	362,065	7.25	7.51	2,711,071	0.84	0.90	1.25	0.55	0.81
Goldman Sachs Government Income
2020	414,453	8.46	8.89	3,666,610	0.01	0.90	1.25	1.68	2.07
2019	380,737	8.32	8.71	3,301,204	1.85	0.90	1.25	1.22	1.52
2018	355,751	8.22	8.58	3,043,044	1.86	0.90	1.25	(4.08)	(3.70)
2017	462,900	8.57	8.91	4,108,792	1.60	0.90	1.25	(2.61)	(2.30)
2016	601,596	8.80	9.12	5,470,642	1.47	0.90	1.25	(3.30)	(2.98)

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Goldman Sachs VIT Growth Opportunities
2020	15,293	20.17	25.97	375,129	-	0.25	1.45	37.96	39.70
2019	14,404	14.62	18.59	248,916	-	0.25	1.45	28.25	29.82
2018	9,875	11.40	14.32	139,271	-	0.25	1.45	(8.51)	(7.43)
2017	7,460	12.46	15.47	113,870	-	0.25	1.45	21.44	22.88
2016	9,914	10.26	12.59	123,391	-	0.25	1.45	(3.02)	(1.87)
Goldman Sachs VIT High Quality Floating Rate
2020	1,231	7.63	8.49	9,645	0.01	0.25	1.45	(3.78)	(2.64)
2019	1,197	7.93	8.72	9,713	1.18	0.25	1.45	(2.46)	(1.25)
2018	1,432	8.13	8.83	12,267	1.37	0.25	1.45	(2.98)	(1.78)
2017	11,443	8.38	8.99	101,206	1.39	0.25	1.45	(2.90)	(1.75)
2016	12,606	8.63	9.15	113,796	0.95	0.25	1.45	(3.47)	(2.24)
Goldman Sachs VIT International Equity Insights
2020	4,369	9.60	10.69	45,848	0.01	0.25	1.45	1.91	3.09
2019	3,851	9.42	10.37	39,242	2.76	0.25	1.45	13.09	14.46
2018	2,279	8.33	9.06	20,332	1.69	0.25	1.45	(20.21)	(19.18)
2017	2,241	10.44	11.21	24,806	1.71	0.25	1.45	20.69	22.11
2016	2,202	8.65	9.18	19,991	1.76	0.25	1.45	(7.09)	(5.94)
Goldman Sachs VIT Large Cap Value
2020	233	12.28	15.77	3,609	0.02	0.25	1.45	(0.81)	0.38
2019	-	12.38	15.71	-	-	0.25	1.45	20.08	21.59
2018	-	10.31	12.92	-	-	0.25	1.45	(12.70)	(11.63)
2017	-	11.81	14.62	-	-	0.25	1.45	4.79	6.02
2016	-	11.27	13.79	-	-	0.25	1.45	6.42	7.73
Goldman Sachs VIT Mid Cap Value
2020	53,153	12.80	16.34	770,092	0.00	0.25	1.45	3.48	4.68
2019	69,611	12.37	15.61	972,593	0.56	0.25	1.45	25.46	27.01
2018	71,903	9.86	12.29	796,888	0.57	0.25	1.45	(14.56)	(13.57)
2017	71,054	11.54	14.22	910,814	0.41	0.25	1.45	5.97	7.32
2016	99,431	10.89	13.25	1,202,903	1.36	0.25	1.45	8.36	9.69

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Goldman Sachs VIT Small Cap Equity Insights
2020	13,453	13.90	17.91	238,669	-	0.25	1.45	3.58	4.86
2019	15,522	13.42	17.08	260,621	0.15	0.25	1.45	19.08	20.54
2018	40,533	11.27	14.17	465,141	0.48	0.25	1.45	(12.77)	(11.71)
2017	1,624	12.92	16.05	24,726	0.80	0.25	1.45	6.34	7.65
2016	-	12.15	14.91	-	-	0.25	1.45	17.62	19.09
Goldman Sachs VIT Strategic Growth
2020	5,117	23.97	31.67	159,158	-	0.25	1.45	33.99	35.63
2019	8,819	17.89	23.35	197,703	0.05	0.25	1.45	29.45	31.03
2018	8,586	13.82	17.82	147,356	-	0.25	1.45	(5.67)	(4.50)
2017	8,358	14.65	18.66	150,625	0.28	0.25	1.45	24.68	26.17
2016	8,136	11.75	14.79	116,538	0.37	0.25	1.45	(2.73)	(1.53)
Guggenheim Alpha Opportunity
2020	6,948	11.10	16.37	102,321	0.01	0.90	1.25	(3.98)	(3.71)
2019	6,719	11.56	17.00	102,625	0.85	0.90	1.25	(6.32)	(5.97)
2018	7,330	12.34	18.08	118,807	1.06	0.90	1.25	(15.01)	(14.68)
2017	7,409	14.52	21.19	141,271	-	0.90	1.25	3.05	3.42
2016	10,501	14.09	20.50	192,005	-	0.90	1.25	8.14	8.52
Guggenheim Floating Rate Strategies
2020	138,742	10.00	10.00	1,387,435	0.03	0.90	0.90	(2.53)	(2.53)
2019	212,802	10.26	10.26	2,182,549	4.31	0.90	0.90	2.81	2.81
2018	175,871	9.98	9.98	1,754,851	4.90	0.90	0.90	(4.13)	(4.13)
2017	203,580	10.41	10.41	2,119,399	3.98	0.90	0.90	(0.57)	(0.57)
2016	144,161	10.47	10.47	1,509,610	3.79	0.90	0.90	3.25	3.25
Guggenheim High Yield
2020	234,773	13.59	16.40	3,538,862	0.05	0.90	1.25	0.67	0.98
2019	284,295	13.50	16.25	4,235,737	5.87	0.90	1.25	7.06	7.54
2018	286,281	12.61	15.11	3,960,963	6.50	0.90	1.25	(7.28)	(6.96)
2017	319,440	13.60	16.24	4,749,283	5.60	0.90	1.25	2.49	2.80
2016	292,420	13.27	15.80	4,234,685	6.17	0.90	1.25	11.61	12.06

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim Large Cap Value
2020	159,856	13.73	18.81	2,299,739	0.02	0.90	1.25	(1.69)	(1.44)
2019	316,464	13.93	19.11	4,524,648	1.52	0.90	1.25	16.38	16.76
2018	350,737	11.93	16.40	4,297,655	0.81	0.90	1.25	(13.73)	(13.36)
2017	343,700	13.77	18.98	4,839,198	1.02	0.90	1.25	10.48	10.87
2016	389,728	12.42	17.15	4,927,519	1.43	0.90	1.25	16.01	16.40
Guggenheim Long Short Equity
2020	28,415	11.32	11.32	321,885	0.00	0.90	0.90	1.52	1.52
2019	29,987	11.15	11.15	334,677	0.78	0.90	0.90	1.64	1.64
2018	31,704	10.97	10.97	347,900	-	0.90	0.90	(16.26)	(16.26)
2017	33,421	13.10	13.10	438,003	-	0.90	0.90	10.46	10.46
2016	35,094	11.86	11.86	416,452	-	0.90	0.90	(3.50)	(3.50)
Guggenheim Macro Opportunities
2020	1,116	10.87	10.87	12,122	0.04	0.90	0.90	6.88	6.88
2019	1,159	10.17	10.17	11,790	2.86	0.90	0.90	(2.12)	(2.12)
2018	1,132	10.39	10.39	11,752	2.89	0.90	0.90	(3.62)	(3.62)
2017	1,103	10.78	10.78	11,891	3.04	0.90	0.90	0.94	0.94
2016	712	10.68	10.68	7,606	5.11	0.90	0.90	5.95	5.95
Guggenheim Multi-Hedge Strategies
2020	1,503	8.62	8.62	12,959	0.02	0.90	0.90	3.23	3.23
2019	157	8.35	8.35	1,311	2.56	0.90	0.90	0.85	0.85
2018	97	8.28	8.28	802	0.03	0.90	0.90	(8.20)	(8.20)
2017	589	9.02	9.02	5,311	-	0.90	0.90	(0.44)	(0.44)
2016	472	9.06	9.06	4,277	0.15	0.90	0.90	(4.33)	(4.33)
Guggenheim Small Cap Value
2020	8,939	12.89	12.89	115,268	0.01	0.90	0.90	(4.45)	(4.45)
2019	11,002	13.49	13.49	148,419	1.44	0.90	0.90	17.71	17.71
2018	9,848	11.46	11.46	112,894	1.57	0.90	0.90	(16.23)	(16.23)
2017	15,287	13.68	13.68	209,180	0.92	0.90	0.90	(0.51)	(0.51)
2016	14,853	13.75	13.75	204,173	0.62	0.90	0.90	21.47	21.47

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim SMid Cap Value
2020	496,734	18.49	33.49	13,595,565	-	0.90	1.25	(0.80)	(0.44)
2019	503,250	18.64	33.70	13,758,049	0.94	0.90	1.25	21.51	21.99
2018	572,677	15.34	27.69	12,865,026	0.10	0.90	1.25	(16.68)	(16.43)
2017	608,563	18.41	33.20	16,319,516	-	0.90	1.25	8.61	8.99
2016	672,271	16.95	30.52	16,522,411	1.18	0.90	1.25	21.51	22.00
Guggenheim StylePlus Large Core
2020	104,247	13.68	18.91	1,467,824	0.01	0.90	1.25	12.78	13.15
2019	129,624	12.09	16.74	1,598,084	1.64	0.90	1.25	24.29	24.64
2018	114,248	9.70	13.46	1,111,402	1.19	0.90	1.25	(10.73)	(10.43)
2017	130,646	10.83	15.05	1,450,119	0.90	0.90	1.25	16.83	17.33
2016	156,289	9.23	12.86	1,470,805	0.87	0.90	1.25	8.25	8.59
Guggenheim StylePlus Mid Growth
2020	117,865	19.22	29.44	2,276,525	0.00	0.90	1.25	26.16	26.61
2019	140,730	15.18	23.30	2,200,194	1.14	0.90	1.25	26.90	27.35
2018	153,199	11.92	18.33	1,888,422	0.95	0.90	1.25	(11.18)	(10.85)
2017	148,416	13.37	20.60	2,033,588	0.47	0.90	1.25	19.01	19.48
2016	186,740	11.19	17.29	2,155,927	0.67	0.90	1.25	3.67	4.00
Guggenheim Total Return Bond
2020	59,667	11.59	11.59	691,024	0.02	0.90	0.90	10.59	10.59
2019	74,785	10.48	10.48	783,630	2.15	0.90	0.90	0.38	0.38
2018	62,849	10.44	10.44	655,991	2.98	0.90	0.90	(3.24)	(3.24)
2017	44,681	10.79	10.79	481,883	3.15	0.90	0.90	2.18	2.18
2016	37,037	10.56	10.56	391,164	3.50	0.90	0.90	1.73	1.73
Guggenheim US Investment Grade Bond
2020	812,695	9.74	10.85	8,689,545	0.02	0.90	1.25	9.81	10.26
2019	686,577	8.87	9.84	6,702,398	2.31	0.90	1.25	(0.11)	0.31
2018	705,750	8.88	9.81	6,844,396	2.34	0.90	1.25	(3.37)	(3.06)
2017	683,551	9.19	10.12	6,859,118	3.48	0.90	1.25	1.88	2.22
2016	715,370	9.02	9.90	7,038,419	3.61	0.90	1.25	0.67	1.02

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF All Cap Value
2020	828,159	12.77	26.45	15,913,700	0.02	0.25	1.45	(2.59)	(1.42)
2019	1,184,712	13.11	26.83	23,579,887	1.36	0.25	1.45	18.32	19.78
2018	1,570,680	11.08	22.40	25,580,728	1.08	0.25	1.45	(14.51)	(13.48)
2017	1,634,735	12.96	25.89	31,713,996	1.08	0.25	1.45	9.74	11.12
2016	1,677,095	11.81	23.30	29,161,664	1.39	0.25	1.45	17.40	18.76
Guggenheim VIF Alpha Opportunity
2020	136,940	14.59	16.22	2,206,180	0.01	0.75	1.35	(4.01)	(3.45)
2019	171,228	15.20	16.80	2,859,569	0.16	0.75	1.35	(6.63)	(6.04)
2018	205,568	16.28	17.88	3,657,368	-	0.75	1.35	(15.34)	(14.86)
2017	235,585	19.23	21.00	4,923,851	-	0.75	1.35	2.67	3.30
2016	261,517	18.73	20.33	5,295,066	-	0.75	1.35	7.95	8.60
Guggenheim VIF Floating Rate Strategies
2020	309,385	9.10	9.88	2,948,209	0.05	0.25	1.45	(4.41)	(3.14)
2019	458,969	9.52	10.20	4,532,878	5.05	0.25	1.45	2.92	4.08
2018	612,421	9.25	9.80	5,830,054	2.92	0.25	1.45	(5.13)	(3.92)
2017	378,741	9.75	10.86	3,776,301	3.49	0.25	1.45	(1.02)	2.16
2016	336,046	9.85	10.19	3,363,339	5.17	0.25	1.45	3.79	5.16
Guggenheim VIF Global Managed Futures Strategy
2020	137,589	4.85	7.55	679,501	0.05	0.25	1.45	(1.82)	(0.77)
2019	219,390	4.91	7.69	1,088,300	0.92	0.25	1.45	3.36	4.64
2018	222,914	4.71	7.44	1,056,927	-	0.25	1.45	(12.98)	(11.90)
2017	267,245	5.38	9.32	1,438,065	1.45	0.25	1.45	4.01	7.37
2016	300,413	5.14	8.22	1,576,953	4.12	0.25	1.45	(18.53)	(17.57)
Guggenheim VIF High Yield
2020	720,084	10.25	34.38	20,448,690	0.06	0.25	1.45	0.10	1.36
2019	950,144	10.24	34.11	26,414,502	7.70	0.25	1.45	6.78	8.09
2018	988,317	9.59	31.71	25,311,632	8.08	0.25	1.45	(8.32)	(7.17)
2017	1,275,338	10.46	34.34	35,678,544	5.30	0.25	1.45	1.65	2.81
2016	1,591,104	10.29	33.56	42,472,180	7.69	0.25	1.45	12.34	13.77

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Large Cap Value
2020	1,903,030	12.89	24.68	30,099,538	0.02	0.25	1.45	(2.27)	(1.08)
2019	2,081,138	13.19	24.95	33,563,187	1.55	0.25	1.45	16.52	17.91
2018	1,952,763	11.32	21.16	26,912,737	1.34	0.25	1.45	(13.52)	(12.42)
2017	2,182,678	13.09	24.16	34,674,493	1.23	0.25	1.45	10.74	12.11
2016	2,454,657	11.82	21.55	35,180,453	1.58	0.25	1.45	16.11	17.50
Guggenheim VIF Long Short Equity
2020	423,699	8.38	12.42	4,794,581	0.01	0.25	1.45	0.34	1.53
2019	852,340	8.26	12.29	9,499,585	0.51	0.25	1.45	0.91	2.17
2018	672,723	8.11	12.09	7,425,617	-	0.25	1.45	(16.75)	(15.74)
2017	802,742	9.64	14.42	10,626,304	0.41	0.25	1.45	9.82	11.17
2016	695,858	8.69	13.03	8,303,994	-	0.25	1.45	(3.72)	(2.64)
Guggenheim VIF Managed Asset Allocation
2020	833,231	12.84	15.39	12,137,330	0.01	0.25	1.45	7.72	8.99
2019	890,881	11.92	14.12	11,976,767	1.69	0.25	1.45	14.84	16.31
2018	974,631	10.38	12.14	11,334,542	1.45	0.25	1.45	(9.82)	(8.79)
2017	1,065,020	11.51	13.37	13,650,585	1.47	0.25	1.45	9.31	10.73
2016	1,305,312	10.53	12.21	15,192,089	1.15	0.25	1.45	3.34	4.61
Guggenheim VIF Multi-Hedge Strategies
2020	667,226	5.95	8.44	4,105,346	0.01	0.25	1.45	2.76	4.04
2019	344,777	5.79	8.21	2,095,407	1.49	0.25	1.45	0.37	1.67
2018	862,322	5.76	8.18	5,072,268	-	0.25	1.45	(9.21)	(8.23)
2017	510,762	6.34	10.05	3,367,594	-	0.25	1.45	(0.88)	2.45
2016	659,632	6.38	9.09	4,387,458	0.07	0.25	1.45	(4.82)	(3.64)
Guggenheim VIF Small Cap Value
2020	729,697	10.24	34.06	23,093,195	0.01	0.25	1.45	(5.27)	(4.18)
2019	828,558	10.81	35.71	27,704,601	0.78	0.25	1.45	17.25	18.68
2018	859,500	9.22	30.25	24,387,141	0.37	0.25	1.45	(16.49)	(15.49)
2017	1,011,564	11.04	35.96	34,308,289	0.36	0.25	1.45	(0.81)	0.41
2016	1,026,043	11.13	36.00	35,191,820	0.11	0.25	1.45	20.98	22.58

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF SMid Cap Value
2020	1,107,443	12.22	37.19	38,045,070	0.01	0.25	1.45	(0.24)	0.95
2019	1,321,301	12.25	37.03	44,620,627	0.89	0.25	1.45	21.17	22.67
2018	1,418,177	10.11	30.34	39,918,737	0.63	0.25	1.45	(16.79)	(15.78)
2017	1,646,910	12.15	36.20	55,510,680	0.63	0.25	1.45	8.77	10.09
2016	2,111,658	11.17	33.05	63,802,399	0.84	0.25	1.45	21.15	22.69
Guggenheim VIF StylePlus Large Core
2020	1,071,783	12.46	23.65	13,522,465	0.01	0.25	1.45	13.56	14.97
2019	1,437,484	10.90	20.57	15,865,156	2.14	0.25	1.45	24.34	25.81
2018	1,637,494	8.70	16.35	14,464,505	1.56	0.25	1.45	(10.67)	(9.57)
2017	2,030,744	9.67	18.08	20,068,320	1.19	0.25	1.45	16.89	18.32
2016	2,029,240	8.22	15.28	16,919,231	0.79	0.25	1.45	8.38	9.69
Guggenheim VIF StylePlus Large Growth
2020	710,492	16.19	28.26	11,548,981	0.01	0.25	1.45	31.84	33.43
2019	814,426	12.20	21.18	9,960,149	1.99	0.25	1.45	28.12	29.62
2018	860,353	9.45	16.34	8,149,841	1.70	0.25	1.45	(7.87)	(6.68)
2017	989,760	10.19	17.51	10,178,750	1.06	0.25	1.45	24.48	25.88
2016	981,214	8.13	13.91	8,020,024	0.51	0.25	1.45	3.96	5.30
Guggenheim VIF StylePlus Mid Growth
2020	684,440	19.46	45.75	14,488,289	0.01	0.25	1.45	26.32	27.86
2019	732,356	15.29	35.78	12,005,114	0.87	0.25	1.45	26.97	28.47
2018	806,629	11.96	27.85	10,281,906	1.42	0.25	1.45	(11.23)	(10.07)
2017	917,276	13.14	30.97	13,446,775	0.97	0.25	1.45	19.29	23.15
2016	1,035,864	11.14	25.67	12,343,185	0.68	0.25	1.45	3.94	5.20
Guggenheim VIF StylePlus Small Growth
2020	334,301	13.52	24.60	4,661,082	0.01	0.25	1.45	26.06	27.59
2019	415,096	10.65	19.28	4,554,720	0.66	0.25	1.45	20.22	21.64
2018	446,571	8.80	15.85	4,042,550	1.01	0.25	1.45	(14.26)	(13.15)
2017	604,972	10.19	18.25	6,350,628	0.72	0.25	1.45	17.11	18.43
2016	579,050	8.64	15.45	5,227,760	0.28	0.25	1.45	8.46	9.84

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Total Return Bond
2020	4,160,154	10.02	12.16	49,070,781	0.02	0.25	1.45	9.19	10.60
2019	3,221,259	9.16	11.06	34,642,087	2.65	0.25	1.45	-	1.14
2018	3,342,507	9.16	10.99	35,779,861	4.53	0.25	1.45	(3.34)	(2.14)
2017	3,792,578	9.46	11.28	41,715,081	4.50	0.25	1.45	2.15	3.26
2016	3,612,671	9.26	10.97	38,388,122	5.07	0.25	1.45	2.09	3.47
Guggenheim VIF World Equity Income
2020	1,215,238	10.55	13.96	14,570,589	0.03	0.25	1.45	1.99	3.24
2019	1,386,246	10.23	13.64	16,200,199	2.78	0.25	1.45	16.07	17.45
2018	1,544,154	8.72	11.71	15,436,716	2.92	0.25	1.45	(12.17)	(11.04)
2017	1,755,272	9.83	13.29	19,868,210	2.77	0.25	1.45	10.05	11.30
2016	2,045,724	8.85	12.03	20,805,333	3.06	0.25	1.45	5.60	6.86
Guggenheim World Equity Income
2020	401,321	11.78	17.02	4,874,116	0.01	0.90	1.25	1.73	2.04
2019	487,575	11.58	16.71	5,799,578	2.36	0.90	1.25	16.03	16.42
2018	505,251	9.98	14.39	5,147,308	2.16	0.90	1.25	(12.53)	(12.16)
2017	594,765	11.41	16.42	6,962,376	2.24	0.90	1.25	9.92	10.25
2016	708,149	10.38	14.91	7,530,066	2.27	0.90	1.25	5.17	5.56
Invesco American Franchise
2020	124,006	18.02	27.66	2,240,276	-	0.90	1.25	36.29	36.72
2019	111,401	13.18	20.27	1,472,193	-	0.90	1.25	30.85	31.27
2018	115,846	10.04	15.47	1,165,617	-	0.90	1.25	(7.80)	(7.47)
2017	126,911	10.85	16.75	1,379,578	-	0.90	1.25	21.79	22.18
2016	128,639	8.88	13.73	1,143,674	-	0.90	1.25	(2.24)	(1.88)
Invesco Comstock
2020	555,274	14.60	20.62	8,245,843	0.02	0.90	1.25	(4.95)	(4.59)
2019	676,191	15.36	21.66	10,516,991	2.12	0.90	1.25	20.09	20.48
2018	698,357	12.79	18.00	9,056,438	1.55	0.90	1.25	(15.86)	(15.58)
2017	776,315	15.20	21.37	11,873,747	1.46	0.90	1.25	12.84	13.25
2016	918,489	13.43	18.91	12,519,431	2.12	0.90	1.25	12.91	13.33

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco Developing Markets (a)
2020	27,226	12.30	12.30	334,764	-	0.90	0.90	12.74	12.74
2019	28,583	10.91	10.91	311,800	0.26	0.90	0.90	19.23	19.23
2018	25,780	9.15	9.15	235,829	0.25	0.90	0.90	(15.51)	(15.51)
2017	27,671	10.83	10.83	299,767	0.34	0.90	0.90	29.70	29.70
2016	28,032	8.35	8.35	234,209	0.25	0.90	0.90	2.71	2.71
Invesco Discovery (a)
2020	6,713	27.57	27.57	184,679	-	0.90	0.90	44.35	44.35
2019	7,591	19.10	19.10	144,745	-	0.90	0.90	31.54	31.54
2018	13,419	14.52	14.52	194,693	-	0.90	0.90	(7.34)	(7.34)
2017	9,878	15.67	15.67	154,772	-	0.90	0.90	24.17	24.17
2016	4,761	12.62	12.62	60,058	-	0.90	0.90	0.24	0.24
Invesco Discovery Mid Cap Growth
2020	61,061	18.58	34.04	1,203,136	-	0.90	1.25	34.12	34.54
2019	55,076	13.81	25.34	769,447	-	0.90	1.25	28.48	29.07
2018	63,480	10.70	19.68	686,393	-	0.90	1.25	(9.71)	(9.48)
2017	61,337	11.82	21.78	732,158	-	0.90	1.25	17.10	17.61
2016	77,780	10.05	18.56	802,314	-	0.90	1.25	(3.72)	(3.46)
Invesco Energy
2020	4,179	2.87	2.87	11,964	0.01	0.90	0.90	(34.77)	(34.77)
2019	8,603	4.40	4.40	37,826	1.19	0.90	0.90	0.69	0.69
2018	13,056	4.37	4.37	57,013	2.22	0.90	0.90	(29.52)	(29.52)
2017	15,200	6.20	6.20	94,223	2.10	0.90	0.90	(11.81)	(11.81)
2016	14,065	7.03	7.03	98,846	1.40	0.90	0.90	19.76	19.76

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco Equity and Income
2020	528,385	15.25	19.16	8,987,215	0.02	0.90	1.25	5.39	5.75
2019	540,525	14.47	18.16	8,694,667	1.92	0.90	1.25	15.02	15.43
2018	552,968	12.58	15.76	7,701,609	2.05	0.90	1.25	(13.42)	(13.10)
2017	598,721	14.53	18.17	9,618,838	2.03	0.90	1.25	6.29	6.61
2016	584,432	13.67	17.08	8,791,002	1.75	0.90	1.25	10.06	10.48
Invesco Global (a)
2020	25,933	20.71	20.71	536,335	-	0.90	0.90	22.69	22.69
2019	29,149	16.88	16.88	491,312	0.57	0.90	0.90	26.54	26.54
2018	32,306	13.34	13.34	430,423	0.46	0.90	0.90	(16.88)	(16.88)
2017	30,970	16.05	16.05	497,184	0.63	0.90	0.90	31.02	31.02
2016	20,977	12.25	12.25	257,012	0.56	0.90	0.90	(3.62)	(3.62)
Invesco Gold & Special Minerals
2020	15,880	11.61	11.61	184,405	0.07	0.90	0.90	16.10	16.10
2019	28,490	4.81	4.81	137,110	-	0.90	0.90	30.00	30.00
2018	28,621	3.70	3.70	105,755	-	0.90	0.90	(23.71)	(23.71)
2017	15,911	4.85	4.85	77,078	1.72	0.90	0.90	0.83	0.83
2016	13,804	4.81	4.81	66,377	10.83	0.90	0.90	48.92	48.92
Invesco Main Street Mid Cap
2020	115,009	13.10	13.13	1,509,728	0.00	0.90	1.25	(30.49)	(9.22)
2019	85,431	14.43	18.86	1,372,420	0.29	0.90	1.25	20.55	21.04
2018	89,178	11.97	15.62	1,185,111	0.08	0.90	1.25	(15.64)	(15.37)
2017	133,039	14.19	18.49	2,115,167	0.17	0.90	1.25	10.26	10.63
2016	101,105	12.87	16.75	1,435,635	0.27	0.90	1.25	7.34	7.71

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (b)
2020	255,508	16.59	22.12	5,168,021	-	0.25	1.45	33.80	35.46
2019	296,207	12.38	16.33	4,462,997	-	0.25	1.45	28.16	29.71
2018	269,680	9.65	12.59	3,148,427	-	0.25	1.45	(9.95)	(8.90)
2017	266,881	10.71	13.82	3,438,426	-	0.25	1.45	16.78	18.22
2016	254,715	9.16	11.69	2,788,006	-	0.25	1.45	(3.79)	(2.58)
Invesco Oppenheimer V.I. Global Fund
2020	320,755	16.18	20.05	5,246,520	0.00	0.25	1.45	21.75	23.23
2019	356,512	13.20	16.27	4,765,825	0.63	0.25	1.45	25.69	27.31
2018	331,665	10.42	12.78	3,502,919	0.79	0.25	1.45	(17.12)	(16.20)
2017	365,686	12.50	15.25	4,640,772	0.48	0.25	1.45	30.31	32.03
2016	139,328	9.52	11.55	1,351,209	0.77	0.25	1.45	(4.52)	(3.43)
Invesco Oppenheimer V.I. Global Strategic Income Fund
2020	3,219	8.90	9.84	30,854	0.05	0.25	1.45	(1.44)	(0.30)
2019	3,279	9.03	9.87	31,588	3.44	0.25	1.45	5.74	7.05
2018	3,331	8.54	9.22	30,061	3.97	0.25	1.45	(8.66)	(7.52)
2017	4,379	9.35	9.97	42,496	2.23	0.25	1.45	1.41	2.57
2016	5,406	9.22	9.72	51,099	4.17	0.25	1.45	1.65	2.86
Invesco Oppenheimer V.I. International Growth Fund
2020	58,580	11.79	14.40	828,251	0.01	0.25	1.45	15.70	17.07
2019	67,939	10.19	12.30	820,901	0.72	0.25	1.45	22.48	23.87
2018	63,382	8.32	9.93	613,784	0.46	0.25	1.45	(23.11)	(22.12)
2017	93,427	10.82	12.75	1,161,154	0.87	0.25	1.45	20.89	22.36
2016	62,179	8.95	10.42	621,979	0.87	0.25	1.45	(6.96)	(5.79)

(b) Merger. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco Oppenheimer V.I. Main Street Small Cap Fund
2020	555,605	15.28	33.97	14,585,519	0.00	0.25	1.45	14.37	15.75
2019	618,572	13.36	29.49	14,287,699	-	0.25	1.45	20.69	22.12
2018	658,400	11.07	24.27	12,081,027	0.06	0.25	1.45	(14.45)	(13.41)
2017	715,384	12.94	28.17	15,477,335	0.54	0.25	1.45	8.92	10.32
2016	536,032	11.88	25.67	10,941,239	0.24	0.25	1.45	12.50	13.87
Invesco Oppenheimer V.I. Total Return Bond Fund
2020	2,695,006	6.88	7.33	19,393,470	0.03	0.75	1.35	4.88	5.47
2019	3,661,932	6.56	6.95	25,125,329	3.77	0.75	1.35	4.46	5.14
2018	4,300,175	6.28	6.61	28,082,283	2.90	0.75	1.35	(5.42)	(4.89)
2017	4,280,635	6.64	10.27	29,398,795	2.19	0.75	1.35	(0.15)	3.11
2016	4,514,963	6.65	6.92	30,936,441	3.42	0.75	1.35	(1.34)	(0.72)
Invesco Small Cap Growth (d)
2020	116,609	28.79	42.00	3,368,752	-	0.90	1.25	50.47	50.97
2019	127,599	19.07	27.87	2,441,494	-	0.90	1.25	19.09	19.56
2018	137,371	15.95	23.36	2,200,412	-	0.90	1.25	(12.82)	(12.51)
2017	152,223	18.23	26.76	2,790,062	-	0.90	1.25	19.69	20.09
2016	162,038	15.18	22.32	2,471,216	-	0.90	1.25	6.67	7.05
Invesco Technology
2020	108,939	13.57	33.90	1,497,332	-	0.90	1.25	39.90	40.33
2019	121,146	9.67	24.20	1,183,632	-	0.90	1.25	29.81	30.32
2018	120,392	7.42	18.61	901,959	-	0.90	1.25	(4.94)	(4.63)
2017	116,967	7.78	19.55	917,807	-	0.90	1.25	29.11	29.45
2016	131,788	6.01	15.12	796,883	-	0.90	1.25	(5.29)	(4.91)

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. American Franchise Series I
2020	94,442	17.90	17.90	1,690,957	0.00	1.45	1.45	36.12	36.12
2019	108,714	13.15	16.54	1,429,824	-	0.25	1.45	30.85	32.43
2018	127,278	10.05	12.49	1,279,121	-	0.25	1.45	(7.88)	(6.72)
2017	151,512	10.91	13.39	1,652,178	0.09	0.25	1.45	21.76	23.30
2016	129,412	8.96	10.86	1,158,531	-	0.25	1.45	(2.18)	(1.00)
Invesco V.I. American Franchise Series II
2020	9,605	23.71	27.65	227,770	-	0.25	1.45	35.80	37.43
2019	12,525	17.46	20.12	219,362	-	0.25	1.45	30.49	32.11
2018	691	13.38	15.23	10,358	-	0.25	1.45	(8.10)	(7.02)
2017	-	14.56	16.38	-	-	0.25	1.45	21.43	22.97
2016	-	11.99	13.32	-	-	0.25	1.45	(2.36)	(1.26)
Invesco V.I. American Value
2020	27,026	10.85	14.51	295,594	0.00	0.25	1.45	(3.56)	(2.42)
2019	41,304	11.25	14.87	466,974	0.43	0.25	1.45	19.30	20.80
2018	43,330	9.43	12.31	410,444	0.12	0.25	1.45	(16.70)	(15.68)
2017	72,338	11.32	14.60	927,212	0.58	0.25	1.45	4.91	6.18
2016	73,301	10.79	13.75	889,226	0.12	0.25	1.45	10.21	11.52
Invesco V.I. Balanced-Risk Allocation
2020	3,255	10.56	11.44	34,925	0.07	0.25	1.45	5.18	6.42
2019	3,675	10.04	10.75	37,294	-	0.25	1.45	9.85	11.17
2018	2,134	9.14	9.67	19,778	0.88	0.25	1.45	(10.74)	(9.63)
2017	4,060	10.24	10.70	41,817	4.16	0.25	1.45	5.03	6.26
2016	3,402	9.75	10.07	33,154	0.24	0.25	1.45	6.67	7.93
Invesco V.I. Comstock
2020	619,017	12.01	16.45	8,894,007	0.01	0.25	1.45	(5.43)	(4.25)
2019	1,537,815	12.70	17.18	23,359,427	1.64	0.25	1.45	19.47	20.90
2018	1,354,355	10.63	14.21	17,085,256	1.56	0.25	1.45	(16.23)	(15.16)
2017	1,969,531	12.69	16.75	29,332,167	2.22	0.25	1.45	12.50	13.79
2016	1,999,150	11.28	14.72	26,377,183	1.21	0.25	1.45	11.90	13.32

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Core Equity
2020	814	13.03	16.55	13,193	0.01	0.25	1.45	8.58	9.89
2019	798	12.00	15.06	11,786	0.18	0.25	1.45	23.08	24.57
2018	782	9.75	12.09	9,295	-	0.25	1.45	(13.56)	(12.52)
2017	744	11.28	13.82	10,141	0.82	0.25	1.45	7.94	9.25
2016	722	10.45	12.65	9,023	0.51	0.25	1.45	5.24	6.57
Invesco V.I. Equity and Income
2020	745,315	12.22	15.42	10,934,974	0.02	0.25	1.45	4.80	6.15
2019	664,062	11.66	14.61	9,523,491	2.36	0.25	1.45	14.88	16.21
2018	715,250	10.15	12.64	8,891,390	1.84	0.25	1.45	(13.69)	(12.62)
2017	977,609	11.76	14.54	14,050,078	1.33	0.25	1.45	5.95	7.22
2016	941,765	11.10	13.62	12,689,651	1.55	0.25	1.45	9.79	11.11
Invesco V.I. Global Core Equity
2020	2,573	12.10	13.11	32,195	0.01	0.25	1.45	8.04	9.34
2019	2,498	11.20	11.99	28,741	1.56	0.25	1.45	19.40	20.87
2018	1,123	9.38	9.92	10,533	0.86	0.25	1.45	(19.28)	(18.29)
2017	1,090	11.62	12.14	12,656	0.92	0.25	1.45	17.26	18.67
2016	1,058	9.91	10.23	10,474	0.65	0.25	1.45	1.85	3.13
Invesco V.I. Global Real Estate Series I
2020	407,522	17.74	19.75	8,018,527	0.04	0.75	1.35	(16.04)	(15.53)
2019	468,767	21.13	23.38	10,919,319	4.56	0.75	1.35	17.72	18.44
2018	526,693	17.95	19.74	10,358,872	3.86	0.75	1.35	(10.16)	(9.62)
2017	590,869	19.98	21.84	12,848,427	3.12	0.75	1.35	8.23	8.93
2016	704,700	18.46	20.05	14,024,770	1.78	0.75	1.35	(2.28)	(1.72)
Invesco V.I. Global Real Estate Series II
2020	23,682	9.04	11.21	260,912	0.04	0.25	1.45	(16.37)	(15.40)
2019	27,735	10.81	13.25	361,359	3.89	0.25	1.45	17.25	18.73
2018	29,624	9.22	11.16	325,340	3.63	0.25	1.45	(10.40)	(9.34)
2017	29,627	10.29	12.31	359,607	3.19	0.25	1.45	7.86	9.13
2016	28,316	9.54	11.28	311,445	1.45	0.25	1.45	(2.65)	(1.40)

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Government Money Market (c)
2020	3,758,021	8.45	8.72	32,631,362	0.00	0.75	1.35	(4.03)	(3.44)
2019	3,021,672	8.80	9.04	27,196,425	1.52	0.75	1.35	(2.76)	(2.17)
2018	5,061,187	9.05	9.25	46,517,928	1.23	0.75	1.35	(3.00)	(2.44)
2017	3,540,622	9.33	9.82	33,395,087	0.33	0.75	1.35	(4.01)	(0.91)
2016	3,429,443	9.72	9.85	33,488,830	0.06	0.75	1.35	(2.80)	(1.50)
Invesco V.I. Government Securities
2020	1,620,690	8.03	9.33	14,162,203	0.02	0.25	1.45	1.30	2.53
2019	1,354,265	7.91	9.10	11,561,131	2.42	0.25	1.45	1.20	2.36
2018	1,528,183	7.81	8.89	12,813,740	1.78	0.25	1.45	(4.13)	(2.95)
2017	2,095,189	8.13	9.84	18,224,442	1.86	0.25	1.45	(2.68)	0.51
2016	2,602,979	8.34	9.30	23,114,753	1.81	0.25	1.45	(3.45)	(2.21)
Invesco V.I. Growth and Income
2020	1,060	12.33	16.33	13,072	0.01	0.25	1.45	(2.61)	(1.45)
2019	1,558	12.66	16.57	21,671	1.61	0.25	1.45	19.43	20.86
2018	1,519	10.60	13.71	17,639	0.17	0.25	1.45	(17.38)	(16.35)
2017	25,190	12.83	16.39	404,140	2.24	0.25	1.45	9.01	10.37
2016	4,725	11.77	14.85	66,629	0.82	0.25	1.45	14.27	15.56
Invesco V.I. Health Care Series I
2020	355,369	24.85	27.66	9,546,248	0.00	0.75	1.35	9.57	10.24
2019	349,127	22.68	25.09	8,641,218	0.05	0.75	1.35	26.85	27.62
2018	489,761	17.88	19.66	9,358,238	-	0.75	1.35	(3.40)	(2.82)
2017	407,899	18.51	20.23	8,213,980	0.37	0.75	1.35	10.90	11.58
2016	474,726	16.69	18.13	8,565,672	-	0.75	1.35	(15.24)	(14.72)

(c) Liquidation. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Health Care Series II
2020	7,828	15.32	22.28	121,066	0.00	0.25	1.45	9.19	10.52
2019	20,979	14.03	20.16	372,580	-	0.25	1.45	26.40	27.92
2018	13,723	11.10	15.76	175,452	-	0.25	1.45	(3.73)	(2.60)
2017	3,600	11.53	16.18	42,652	0.07	0.25	1.45	10.44	11.89
2016	4,207	10.44	14.46	44,962	-	0.25	1.45	(15.53)	(14.54)
Invesco V.I. High Yield
2020	2,318	9.68	11.47	26,087	0.04	0.25	1.45	(1.63)	(0.43)
2019	3,565	9.84	11.52	40,333	2.40	0.25	1.45	8.25	9.61
2018	8,154	9.09	10.51	76,962	0.94	0.25	1.45	(7.81)	(6.74)
2017	125,550	9.86	11.27	1,241,098	0.11	0.25	1.45	1.44	2.73
2016	207,014	9.72	10.97	2,038,118	1.21	0.25	1.45	6.00	7.34
Invesco V.I. International Growth
2020	1,845,857	11.28	18.53	28,671,131	0.02	0.25	1.45	8.71	10.08
2019	2,326,143	10.35	16.91	33,257,011	1.27	0.25	1.45	22.72	24.14
2018	2,769,546	8.42	13.69	31,963,545	1.82	0.25	1.45	(18.96)	(17.91)
2017	3,765,772	10.35	16.77	52,167,328	1.31	0.25	1.45	17.43	18.79
2016	4,077,284	8.80	14.19	47,523,748	0.80	0.25	1.45	(5.08)	(3.94)
Invesco V.I. Managed Volatility
2020	6,139	10.38	13.54	81,153	0.01	0.25	1.45	(6.06)	(4.92)
2019	14,878	11.05	14.24	207,703	1.11	0.25	1.45	13.10	14.47
2018	13,764	9.77	12.44	168,131	1.50	0.25	1.45	(15.12)	(14.09)
2017	10,177	11.51	14.48	144,345	1.10	0.25	1.45	5.50	6.78
2016	9,939	10.91	13.56	132,325	1.66	0.25	1.45	5.51	6.77
Invesco V.I. Mid Cap Core Equity
2020	604,417	12.16	20.88	11,150,641	0.00	0.25	1.45	4.11	5.43
2019	590,266	11.68	19.90	10,510,797	0.26	0.25	1.45	19.67	20.99
2018	394,395	9.76	16.52	5,886,568	0.11	0.25	1.45	(15.50)	(14.39)
2017	490,799	11.55	19.41	8,535,324	0.34	0.25	1.45	9.69	10.94
2016	501,061	10.53	17.58	7,986,068	-	0.25	1.45	8.22	9.59

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. S&P 500 Index
2020	22,979	17.71	23.06	486,759	0.02	0.25	1.45	12.52	13.88
2019	21,125	15.74	20.25	406,183	1.06	0.25	1.45	24.92	26.48
2018	25,088	12.60	16.01	384,924	0.91	0.25	1.45	(9.22)	(8.15)
2017	60,177	12.92	17.43	1,018,438	2.30	0.25	1.45	15.76	19.52
2016	112,955	11.99	14.88	1,424,715	1.54	0.25	1.45	6.29	7.67
Invesco V.I. Small Cap Equity
2020	2,094	13.40	16.69	34,289	0.00	0.25	1.45	21.38	22.72
2019	1,435	11.04	13.60	19,167	-	0.25	1.45	20.79	22.30
2018	1,301	9.14	11.12	14,230	-	0.25	1.45	(18.97)	(17.99)
2017	3,686	11.28	13.56	44,306	-	0.25	1.45	8.78	10.15
2016	4,996	10.37	12.31	52,880	-	0.25	1.45	6.91	8.27
Invesco V.I. Value Opportunities
2020	175,378	13.56	15.10	2,615,873	0.00	0.75	1.35	0.82	1.41
2019	195,657	13.45	14.89	2,880,534	-	0.75	1.35	24.54	25.34
2018	212,909	10.80	11.88	2,498,251	-	0.75	1.35	(22.80)	(22.30)
2017	245,346	13.99	15.29	3,706,449	0.02	0.75	1.35	12.28	12.92
2016	246,211	12.46	13.54	3,293,574	0.07	0.75	1.35	12.86	13.59
Invesco Value Opportunities
2020	193,040	10.38	14.31	2,002,769	0.00	0.90	1.25	1.04	1.37
2019	213,243	10.24	14.14	2,182,017	-	0.90	1.25	24.56	24.88
2018	227,266	8.20	11.34	1,864,779	-	0.90	1.25	(23.13)	(22.79)
2017	236,750	10.62	14.72	2,515,482	-	0.90	1.25	12.27	12.62
2016	240,444	9.43	13.10	2,268,352	0.16	0.90	1.25	13.07	13.48
Ivy Asset Strategy
2020	20,370	11.63	11.63	236,970	0.02	0.90	0.90	9.10	9.10
2019	24,462	10.66	10.66	260,847	2.12	0.90	0.90	17.01	17.01
2018	23,957	9.11	9.11	218,274	1.45	0.90	0.90	(9.17)	(9.17)
2017	26,743	10.03	10.03	268,099	1.04	0.90	0.90	13.85	13.85
2016	27,273	8.81	8.81	240,174	-	0.90	0.90	(8.99)	(8.99)

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy VIP Asset Strategy
2020	104,722	10.56	12.59	1,114,353	0.02	0.25	1.45	8.94	10.25
2019	69,502	9.63	11.42	677,775	2.38	0.25	1.45	16.49	17.85
2018	56,217	8.21	9.69	471,384	2.28	0.25	1.45	(9.62)	(8.41)
2017	40,258	9.01	11.73	376,267	1.52	0.25	1.45	13.16	16.83
2016	48,760	7.91	9.24	401,514	0.58	0.25	1.45	(6.90)	(5.71)
Ivy VIP Balanced
2020	9,653	12.88	16.12	140,504	0.01	0.25	1.45	9.06	10.49
2019	5,373	11.81	14.59	76,977	1.74	0.25	1.45	16.82	18.14
2018	5,215	10.11	12.35	63,333	1.62	0.25	1.45	(7.50)	(6.30)
2017	5,060	10.93	13.18	65,751	1.58	0.25	1.45	6.53	7.77
2016	4,911	10.26	12.23	59,304	0.55	0.25	1.45	(2.38)	(1.21)
Ivy VIP Core Equity
2020	6,705	16.96	22.33	146,652	0.00	0.25	1.45	16.16	17.65
2019	6,555	14.60	18.98	122,065	0.57	0.25	1.45	25.43	26.87
2018	6,422	11.64	14.96	94,428	0.50	0.25	1.45	(8.71)	(7.54)
2017	6,111	12.75	16.18	97,567	0.43	0.25	1.45	15.49	16.82
2016	5,930	11.04	13.85	81,162	0.40	0.25	1.45	(0.81)	0.44
Ivy VIP Energy
2020	27,016	2.62	2.76	71,558	0.01	0.25	1.45	(39.61)	(38.76)
2019	27,490	4.29	4.57	119,752	-	0.25	1.45	(1.08)	0.23
2018	37,844	4.29	4.62	165,899	-	0.25	1.45	(36.97)	(36.31)
2017	27,208	6.74	7.33	185,566	0.63	0.25	1.45	(16.51)	(15.47)
2016	16,910	7.98	8.78	139,059	0.14	0.25	1.45	28.74	30.32
Ivy VIP Global Bond
2020	1,370	9.44	10.12	13,604	0.07	0.25	1.45	3.40	4.65
2019	12,275	9.13	9.67	116,625	4.29	0.25	1.45	4.70	5.91
2018	14,437	8.72	9.13	129,732	2.80	0.25	1.45	(4.60)	(3.39)
2017	13,504	9.14	9.45	125,864	2.61	0.25	1.45	(0.22)	0.96
2016	11,825	9.16	9.36	109,393	3.57	0.25	1.45	2.35	3.54

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy VIP Global Equity Income
2020	2,506	11.90	14.14	34,782	0.02	0.25	1.45	(1.41)	(0.14)
2019	2,433	12.07	14.16	33,874	2.81	0.25	1.45	17.87	19.19
2018	2,361	10.24	11.88	27,631	1.70	0.25	1.45	(15.58)	(14.53)
2017	2,291	12.13	13.90	31,426	1.24	0.25	1.45	10.57	11.92
2016	2,224	10.97	12.42	27,317	0.72	0.25	1.45	2.24	3.50
Ivy VIP Global Growth
2020	51,490	14.50	16.36	826,409	0.00	0.25	1.45	15.35	16.69
2019	49,958	12.57	14.02	687,909	0.34	0.25	1.45	20.40	21.91
2018	18,106	10.44	11.50	204,934	0.01	0.25	1.45	(10.39)	(9.23)
2017	121	11.65	12.67	1,505	0.07	0.25	1.45	19.12	20.55
2016	117	9.78	10.51	1,215	0.02	0.25	1.45	(7.30)	(6.16)
Ivy VIP Growth
2020	6,359	24.24	30.93	192,910	-	0.25	1.45	24.82	26.35
2019	9,477	19.42	24.48	227,842	-	0.25	1.45	30.69	32.25
2018	11,656	14.86	18.51	212,377	0.04	0.25	1.45	(2.24)	(1.02)
2017	17,146	15.20	18.70	316,223	0.23	0.25	1.45	23.68	25.25
2016	18,928	12.29	14.93	276,795	0.02	0.25	1.45	(3.15)	(2.03)
Ivy VIP High Income
2020	48,086	10.25	13.10	536,206	0.24	0.25	1.45	1.38	2.66
2019	60,810	10.11	12.76	628,258	6.41	0.25	1.45	6.31	7.59
2018	59,692	9.51	11.86	581,155	6.67	0.25	1.45	(6.40)	(5.20)
2017	53,642	10.16	12.51	596,955	29.24	0.25	1.45	2.01	3.22
2016	28,185	9.96	12.12	289,465	23.73	0.25	1.45	11.16	12.53
Ivy VIP International Core Equity
2020	43,677	10.74	11.10	474,233	0.02	0.25	1.45	2.48	3.74
2019	50,997	10.48	10.70	535,978	1.60	0.25	1.45	13.54	14.93
2018	55,775	9.17	9.31	512,068	1.69	0.25	1.45	(21.38)	(20.50)
2017	57,214	11.55	11.74	662,582	1.33	0.25	1.45	17.75	19.25
2016	50,739	9.71	9.97	494,067	1.47	0.25	1.45	(3.30)	(2.19)

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy VIP Limited-Term Bond
2020	-	8.29	8.89	-	-	0.25	1.45	(0.48)	0.79
2019	-	8.33	8.82	-	-	0.25	1.45	(0.24)	0.92
2018	-	8.35	8.74	-	-	0.25	1.45	(3.69)	(2.46)
2017	-	8.67	8.96	-	-	0.25	1.45	(3.02)	(1.86)
2016	-	8.94	9.13	-	2.14	0.25	1.45	(2.51)	(1.30)
Ivy VIP Mid Cap Growth
2020	9,519	22.50	27.51	237,252	-	0.25	1.45	42.50	44.26
2019	3,290	15.79	19.07	58,646	-	0.25	1.45	31.91	33.54
2018	5,374	11.97	14.28	69,408	-	0.25	1.45	(4.39)	(3.25)
2017	8,344	12.52	14.76	119,575	-	0.25	1.45	21.32	22.80
2016	6,241	10.32	12.02	72,676	-	0.25	1.45	1.47	2.74
Ivy VIP Natural Resources
2020	28,462	4.39	4.76	133,854	0.04	0.25	1.45	(15.74)	(14.70)
2019	-	5.21	5.58	-	-	0.25	1.45	4.62	5.88
2018	-	4.98	5.27	-	-	0.25	1.45	(26.55)	(25.67)
2017	-	6.78	7.09	-	-	0.25	1.45	(1.60)	(0.42)
2016	-	6.89	7.12	-	1.49	0.25	1.45	18.38	19.87
Ivy VIP Science and Technology
2020	16,740	22.58	31.74	407,203	-	0.25	1.45	29.47	31.05
2019	22,009	17.44	24.22	392,869	-	0.25	1.45	42.95	44.68
2018	21,878	12.20	16.74	274,643	-	0.25	1.45	(9.36)	(8.27)
2017	13,425	13.46	18.25	193,358	-	0.25	1.45	26.38	27.89
2016	16,441	10.65	14.27	184,484	-	0.25	1.45	(2.92)	(1.72)
Ivy VIP Securian Real Estate Securities
2020	4,665	11.41	14.64	55,409	0.02	0.25	1.45	(7.39)	(6.21)
2019	4,581	12.32	15.61	58,745	1.64	0.25	1.45	19.03	20.45
2018	4,500	10.35	12.96	48,493	2.02	0.25	1.45	(9.69)	(8.60)
2017	8,693	11.46	14.18	101,724	1.08	0.25	1.45	0.79	2.01
2016	11,857	11.37	13.90	136,877	1.24	0.25	1.45	(0.26)	0.94

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy VIP Small Cap Core
2020	17,230	13.82	16.74	276,134	-	0.25	1.45	2.37	3.59
2019	19,489	13.50	16.16	302,799	-	0.25	1.45	18.94	20.42
2018	20,713	11.35	13.42	268,615	0.16	0.25	1.45	(14.40)	(13.36)
2017	19,382	13.26	15.49	289,803	-	0.25	1.45	8.78	10.09
2016	40,804	12.19	14.07	532,008	0.17	0.25	1.45	23.26	24.73
Ivy VIP Small Cap Growth
2020	9,802	17.89	19.03	179,411	-	0.25	1.45	31.64	33.26
2019	12,381	13.59	14.28	170,461	-	0.25	1.45	17.97	19.40
2018	14,544	11.52	11.96	168,719	0.42	0.25	1.45	(8.28)	(7.14)
2017	13,959	12.56	12.88	176,767	-	0.25	1.45	17.71	19.15
2016	6,933	10.67	10.81	74,079	-	0.25	1.45	(1.57)	(0.37)
Ivy VIP Value
2020	12,915	12.62	16.23	205,768	0.02	0.25	1.45	(2.47)	(1.28)
2019	14,444	12.94	16.44	233,464	0.83	0.25	1.45	20.82	22.23
2018	15,791	10.71	13.45	209,116	1.97	0.25	1.45	(11.27)	(10.21)
2017	15,927	12.07	14.98	235,371	1.39	0.25	1.45	7.58	8.95
2016	15,667	11.22	13.75	213,024	1.15	0.25	1.45	6.25	7.59
Janus Henderson Mid Cap Value
2020	10,424	14.01	14.01	146,602	0.01	0.90	0.90	(5.53)	(5.53)
2019	9,401	14.83	14.83	139,957	0.67	0.90	0.90	24.94	24.94
2018	10,543	11.87	11.87	125,604	0.35	0.90	0.90	(16.93)	(16.93)
2017	16,733	14.29	14.29	239,123	0.09	0.90	0.90	9.33	9.33
2016	26,026	13.07	13.07	340,189	0.67	0.90	0.90	13.85	13.85
Janus Henderson Overseas
2020	377,310	7.33	7.71	2,900,030	0.01	0.90	1.25	11.40	11.90
2019	395,871	6.58	6.89	2,724,337	1.70	0.90	1.25	21.40	21.73
2018	451,042	5.42	5.66	2,545,966	0.64	0.90	1.25	(19.10)	(18.79)
2017	421,409	6.70	6.97	2,934,581	1.53	0.90	1.25	25.47	25.83
2016	456,358	5.34	5.54	2,524,153	0.77	0.90	1.25	(11.15)	(10.65)

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Janus Henderson U.S. Managed Volatility
2020	74,012	12.55	12.71	939,601	0.01	0.90	1.25	7.73	8.08
2019	76,599	11.65	11.76	899,928	0.40	0.90	1.25	18.03	18.43
2018	80,522	9.87	9.93	798,839	1.28	0.90	1.25	(8.01)	(7.63)
2017	89,455	10.73	10.75	961,126	6.85	0.90	1.25	7.30	7.50
Janus Henderson VIT Enterprise
2020	1,199,928	21.12	27.44	31,834,681	-	0.25	1.45	13.98	15.34
2019	1,462,535	18.53	23.79	33,839,853	0.05	0.25	1.45	29.22	30.86
2018	1,616,922	14.34	18.18	28,768,972	0.11	0.25	1.45	(4.97)	(3.86)
2017	1,967,729	15.09	18.91	36,645,059	0.15	0.25	1.45	21.50	23.03
2016	2,131,105	12.42	15.43	32,476,261	0.02	0.25	1.45	7.25	8.55
Janus Henderson VIT Forty
2020	-	25.74	33.51	-	-	0.25	1.45	32.95	34.58
2019	861	19.36	24.90	21,081	0.02	0.25	1.45	30.90	32.52
2018	16,484	14.79	18.79	248,423	-	0.25	1.45	(2.76)	(1.57)
2017	1,267	15.21	19.09	19,319	-	0.25	1.45	24.37	25.84
2016	9,046	12.23	15.17	133,045	-	0.25	1.45	(2.47)	(1.30)
Janus Henderson VIT Mid Cap Value
2020	8,318	12.00	14.38	115,047	0.01	0.25	1.45	(5.51)	(4.39)
2019	4,904	12.70	15.04	70,226	1.38	0.25	1.45	24.39	25.86
2018	2,957	10.21	11.95	33,145	0.65	0.25	1.45	(17.59)	(16.55)
2017	5,559	12.39	14.32	72,018	0.19	0.25	1.45	8.68	9.98
2016	30,539	11.40	13.02	385,458	0.90	0.25	1.45	13.55	14.92
Janus Henderson VIT Overseas
2020	39,049	7.61	9.81	316,203	0.01	0.25	1.45	10.97	12.32
2019	19,142	6.78	8.84	147,924	2.11	0.25	1.45	21.10	22.56
2018	9,153	5.54	7.30	66,796	1.62	0.25	1.45	(18.80)	(17.81)
2017	11,113	6.76	8.99	95,359	1.70	0.25	1.45	25.03	26.62
2016	9,879	5.35	7.19	67,356	3.74	0.25	1.45	(10.79)	(9.68)

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Janus Henderson VIT Research
2020	853,391	21.27	26.96	19,181,043	0.00	0.25	1.45	26.76	28.32
2019	1,000,483	16.78	21.01	17,648,400	0.30	0.25	1.45	29.38	30.90
2018	1,111,172	12.97	16.05	15,073,792	0.38	0.25	1.45	(7.09)	(5.92)
2017	1,335,934	13.96	17.06	19,235,855	0.25	0.25	1.45	22.03	23.44
2016	1,509,427	11.43	13.82	17,701,059	0.38	0.25	1.45	(4.11)	(2.95)
JPMorgan Insurance Trust Core Bond Portfolio
2020	585,642	9.24	9.80	5,712,723	0.02	0.25	1.45	3.01	4.17
2019	505,549	8.97	9.45	4,767,625	2.20	0.25	1.45	3.22	4.47
2018	408,065	8.69	9.10	3,707,763	2.21	0.25	1.45	(4.61)	(3.45)
2017	454,103	9.11	9.47	4,299,311	2.40	0.25	1.45	(1.19)	(0.42)
2016	864,988	9.20	9.51	8,232,725	2.43	0.25	1.45	(2.64)	(1.38)
JPMorgan Insurance Trust Small Cap Core Portfolio
2020	10,680	14.27	19.64	189,496	0.01	0.25	1.45	8.35	9.66
2019	10,363	13.17	17.91	168,293	0.19	0.25	1.45	18.86	20.28
2018	8,760	11.08	14.89	124,429	0.08	0.25	1.45	(16.06)	(14.96)
2017	8,997	13.20	17.51	149,062	0.10	0.25	1.45	10.00	11.25
2016	7,889	12.00	15.74	118,113	0.15	0.25	1.45	14.61	16.08
JPMorgan Insurance Trust US Equity Portfolio
2020	6,413	19.14	25.29	128,746	0.00	0.25	1.45	19.48	20.95
2019	14,212	16.02	20.91	269,132	0.65	0.25	1.45	25.65	27.19
2018	12,847	12.75	16.44	190,967	0.65	0.25	1.45	(10.46)	(9.37)
2017	12,493	13.28	18.14	206,179	0.79	0.25	1.45	16.72	20.51
2016	7,832	12.20	15.36	119,362	0.69	0.25	1.45	5.81	7.19
Lord Abbett Series Bond-Debenture VC
2020	464,110	10.97	13.08	5,231,287	0.04	0.25	1.45	2.62	3.89
2019	405,271	10.69	12.59	4,407,717	3.90	0.25	1.45	8.42	9.76
2018	420,936	9.82	11.47	4,191,459	5.00	0.25	1.45	(8.28)	(7.13)
2017	317,434	10.63	12.35	3,428,743	3.83	0.25	1.45	4.47	5.74
2016	372,017	10.10	11.68	3,796,153	3.43	0.25	1.45	7.30	8.55

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lord Abbett Series Developing Growth VC
2020	115,101	23.48	32.30	2,806,164	-	0.25	1.45	64.98	67.10
2019	140,457	14.13	19.33	1,997,354	-	0.25	1.45	26.03	27.59
2018	148,203	11.13	15.15	1,681,657	-	0.25	1.45	0.35	1.47
2017	44,717	11.02	14.93	525,684	-	0.25	1.45	24.30	25.78
2016	43,296	8.80	11.87	420,485	-	0.25	1.45	(6.91)	(5.72)
Lord Abbett Series Dividend Growth VC (a)
2020	3,073	16.32	20.58	50,294	0.01	0.25	1.45	10.42	11.73
2019	5,145	14.78	18.42	80,834	1.77	0.25	1.45	20.85	22.39
2018	4,112	12.23	15.05	54,157	0.53	0.25	1.45	(8.80)	(7.73)
2017	25,308	13.41	16.31	347,173	2.69	0.25	1.45	13.93	15.27
2016	5,244	11.77	14.15	65,193	2.94	0.25	1.45	10.10	11.42
Lord Abbett Series Growth and Income VC
2020	-	12.72	15.79	-	-	0.25	1.45	(1.78)	(0.63)
2019	-	12.95	15.89	-	-	0.25	1.45	17.09	18.58
2018	-	11.06	13.40	-	-	0.25	1.45	(12.15)	(11.08)
2017	-	12.59	15.07	-	-	0.25	1.45	8.44	9.76
2016	-	11.61	13.73	-	-	0.25	1.45	12.07	13.38
Lord Abbett Series Growth Opportunities VC
2020	2,257	20.36	23.63	45,954	-	0.25	1.45	33.25	34.95
2019	2,834	15.28	17.51	43,287	-	0.25	1.45	30.49	31.95
2018	-	11.71	13.27	-	-	0.25	1.45	(7.14)	(5.95)
2017	-	12.61	14.11	-	-	0.25	1.45	17.52	18.97
2016	-	10.73	11.86	-	-	0.25	1.45	(3.16)	(2.06)

(a) Name change. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lord Abbett Series Mid Cap Stock VC
2020	4,430	11.13	13.66	55,566	0.01	0.25	1.45	(2.02)	(0.80)
2019	4,793	11.36	13.77	61,301	0.96	0.25	1.45	17.36	18.71
2018	4,730	9.68	11.60	51,243	0.76	0.25	1.45	(18.79)	(17.73)
2017	4,201	11.92	14.10	55,355	0.73	0.25	1.45	2.23	3.37
2016	2,423	11.66	13.64	30,918	0.58	0.25	1.45	11.26	12.73
Lord Abbett Series Total Return VC
2020	6,913	9.52	10.89	73,781	0.03	0.25	1.45	2.70	3.91
2019	5,058	9.27	10.48	51,945	1.41	0.25	1.45	3.69	5.01
2018	14,477	8.94	9.98	141,357	2.98	0.25	1.45	(5.40)	(4.22)
2017	15,859	9.45	10.42	162,153	1.06	0.25	1.45	(0.63)	0.58
2016	54,438	9.51	10.36	556,835	3.93	0.25	1.45	(0.31)	0.88
MFS® VIT Emerging Markets Equity
2020	15,833	10.03	10.30	161,856	0.02	0.25	1.45	5.42	6.82
2019	25,226	9.40	9.77	241,189	0.48	0.25	1.45	14.94	16.22
2018	14,622	8.10	8.50	122,628	0.41	0.25	1.45	(17.87)	(16.84)
2017	13,916	9.76	10.35	141,769	0.97	0.25	1.45	31.68	33.24
2016	11,863	7.34	7.86	91,304	0.34	0.25	1.45	4.24	5.56
MFS® VIT Global Tactical Allocation
2020	722	9.96	10.80	7,184	0.02	0.25	1.45	1.32	2.66
2019	795	9.83	10.52	7,810	2.79	0.25	1.45	9.34	10.62
2018	871	8.99	9.51	7,829	0.55	0.25	1.45	(8.92)	(7.85)
2017	950	9.87	10.32	9,375	3.17	0.25	1.45	5.67	7.05
2016	1,020	9.34	9.64	9,518	-	0.25	1.45	1.41	2.55
MFS® VIT High Yield
2020	17,162	10.24	11.24	179,862	0.40	0.25	1.45	0.29	1.44
2019	-	10.21	11.08	-	-	0.25	1.45	9.43	10.80
2018	1,287	9.33	10.00	12,705	5.47	0.25	1.45	(7.44)	(6.37)
2017	1,250	10.08	10.68	13,202	0.81	0.25	1.45	1.72	2.99
2016	18,301	9.91	10.37	188,334	0.66	0.25	1.45	8.66	9.97

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS® VIT II MA Investors Growth Stock
2020	-	20.65	27.36	-	-	0.25	1.45	16.86	18.29
2019	8,737	17.67	23.13	198,635	-	0.25	1.45	33.46	35.11
2018	-	13.24	17.12	-	-	0.25	1.45	(3.78)	(2.67)
2017	-	13.76	17.59	-	-	0.25	1.45	22.53	24.05
2016	-	11.23	14.18	-	-	0.25	1.45	1.17	2.46
MFS® VIT II Research International
2020	1,048,078	8.58	12.14	10,735,215	0.02	0.25	1.45	7.84	9.07
2019	649,315	7.95	11.13	5,915,024	1.22	0.25	1.45	22.10	23.53
2018	771,780	6.50	9.01	5,568,379	1.14	0.25	1.45	(18.10)	(17.03)
2017	911,754	7.93	10.86	7,978,443	1.73	0.25	1.45	22.38	23.83
2016	840,680	6.48	8.77	6,037,689	1.34	0.25	1.45	(5.27)	(4.05)
MFS® VIT International Intrinsic Value
2020	167,692	14.01	15.18	2,372,547	0.01	0.25	1.45	15.02	16.32
2019	62,724	12.18	13.05	796,006	1.38	0.25	1.45	20.12	21.62
2018	75,710	10.14	10.73	788,589	0.91	0.25	1.45	(13.63)	(12.62)
2017	78,146	11.74	12.28	942,712	1.30	0.25	1.45	21.28	22.80
2016	71,396	9.68	10.00	707,631	1.40	0.25	1.45	(0.72)	0.50
MFS® VIT Investors Trust
2020	1,156	16.56	21.81	24,754	0.00	0.25	1.45	8.59	9.93
2019	1,142	15.25	19.84	22,263	4.30	0.25	1.45	25.51	27.10
2018	-	12.15	15.61	-	-	0.25	1.45	(9.80)	(8.71)
2017	-	13.47	17.10	-	-	0.25	1.45	17.64	19.08
2016	-	11.45	14.36	-	-	0.25	1.45	3.62	4.82
MFS® VIT New Discovery
2020	13,063	20.60	25.19	311,614	-	0.25	1.45	39.19	40.96
2019	15,928	14.80	17.87	272,394	-	0.25	1.45	35.16	36.73
2018	14,948	10.95	13.07	187,395	-	0.25	1.45	(6.01)	(4.88)
2017	16,758	11.65	13.74	222,355	-	0.25	1.45	20.85	22.35
2016	17,581	9.64	11.23	191,679	-	0.25	1.45	3.99	5.25

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS® VIT Research
2020	6,602	17.15	23.05	141,651	0.01	0.25	1.45	11.22	12.60
2019	6,439	15.42	20.47	123,144	0.61	0.25	1.45	26.81	28.34
2018	6,296	12.16	15.95	94,175	0.54	0.25	1.45	(8.78)	(7.64)
2017	4,767	13.33	17.27	81,227	1.14	0.25	1.45	17.76	19.10
2016	4,626	11.32	14.50	66,298	0.52	0.25	1.45	3.76	5.00
MFS® VIT Total Return
2020	1,339,879	12.26	15.22	19,074,739	0.02	0.25	1.45	4.73	5.99
2019	1,799,981	11.69	14.36	24,301,271	1.93	0.25	1.45	14.84	16.28
2018	1,627,116	10.17	12.35	18,990,300	1.98	0.25	1.45	(9.96)	(8.86)
2017	1,809,923	11.28	13.55	23,288,657	2.10	0.25	1.45	7.11	8.40
2016	2,071,975	10.52	12.50	24,689,176	2.69	0.25	1.45	4.09	5.40
MFS® VIT Total Return Bond
2020	15,892	9.66	10.81	163,316	0.04	0.25	1.45	3.43	4.75
2019	9,864	9.34	10.32	97,487	3.02	0.25	1.45	5.18	6.39
2018	8,467	8.88	9.70	78,846	2.75	0.25	1.45	(5.63)	(4.53)
2017	13,081	9.41	10.16	127,272	3.08	0.25	1.45	(0.42)	0.89
2016	13,462	9.45	10.07	130,934	3.98	0.25	1.45	(0.53)	0.70
MFS® VIT Utilities
2020	767,473	12.33	20.52	15,127,555	0.02	0.25	1.45	0.98	2.25
2019	825,007	12.21	20.17	16,145,843	4.14	0.25	1.45	19.35	20.75
2018	827,991	10.23	16.78	13,318,249	1.02	0.25	1.45	(3.58)	(2.43)
2017	921,501	10.61	17.28	15,502,238	4.11	0.25	1.45	9.49	10.84
2016	1,163,722	9.69	15.67	17,534,672	4.63	0.25	1.45	6.37	7.69
Morgan Stanley VIF Emerging Markets Debt
2020	16,796	9.57	9.92	160,864	0.04	0.25	1.45	0.92	2.21
2019	16,926	9.38	9.83	158,869	8.36	0.25	1.45	9.22	10.45
2018	20,108	8.50	9.00	171,098	5.70	0.25	1.45	(11.07)	(10.03)
2017	20,921	9.47	10.12	198,217	5.90	0.25	1.45	4.76	6.10
2016	8,063	8.95	9.66	72,608	7.80	0.25	1.45	5.81	7.13

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Morgan Stanley VIF Emerging Markets Equity
2020	1,037,848	7.76	10.65	8,950,437	0.01	0.25	1.45	9.28	10.71
2019	1,094,953	7.09	9.62	9,074,201	1.02	0.25	1.45	14.41	15.76
2018	1,451,353	6.19	8.31	10,474,677	0.40	0.25	1.45	(21.17)	(20.17)
2017	1,282,526	7.84	10.41	11,630,213	0.89	0.25	1.45	29.16	30.61
2016	1,632,252	6.07	8.04	10,836,160	0.50	0.25	1.45	1.90	3.24
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2020	162,110	12.53	15.18	2,034,802	0.02	0.25	1.45	5.13	6.38
2019	138,904	11.83	14.27	1,707,455	1.62	0.25	1.45	16.83	18.33
2018	128,590	10.05	12.06	1,346,149	1.60	0.25	1.45	(13.26)	(12.29)
2017	96,932	11.51	13.75	1,173,196	2.04	0.25	1.45	14.51	16.03
2016	12,455	9.98	11.85	126,566	1.21	0.25	1.45	6.44	7.63
Morningstar Balanced ETF Asset Allocation Portfolio
2020	1,183,274	11.26	12.99	13,456,005	0.03	0.25	1.45	4.26	5.61
2019	523,466	10.80	12.30	5,672,536	2.20	0.25	1.45	11.23	12.53
2018	452,811	9.66	10.93	4,389,814	2.01	0.25	1.45	(10.34)	(9.22)
2017	415,838	10.70	12.04	4,469,292	1.81	0.25	1.45	8.41	9.75
2016	333,572	9.80	10.97	3,289,668	1.50	0.25	1.45	3.74	4.98
Morningstar Conservative ETF Asset Allocation Portfolio
2020	297,627	9.36	10.17	2,912,216	0.02	0.25	1.45	1.85	3.04
2019	238,445	9.19	9.87	2,274,187	2.20	0.25	1.45	4.67	6.02
2018	200,364	8.78	9.31	1,810,263	2.17	0.25	1.45	(6.60)	(5.48)
2017	164,194	9.40	9.85	1,578,270	1.87	0.25	1.45	1.51	2.82
2016	146,580	9.26	9.58	1,378,149	1.27	0.25	1.45	0.11	1.27
Morningstar Growth ETF Asset Allocation Portfolio
2020	850,133	12.11	14.43	10,310,746	0.02	0.25	1.45	5.18	6.49
2019	636,242	11.43	13.55	7,287,936	1.81	0.25	1.45	14.54	15.91
2018	650,623	9.91	11.69	6,462,930	1.99	0.25	1.45	(12.01)	(10.97)
2017	423,111	11.19	13.13	4,754,160	1.79	0.25	1.45	12.10	13.48
2016	205,409	9.91	11.57	2,062,501	1.93	0.25	1.45	4.91	6.24

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Morningstar Income and Growth ETF Asset Allocation Portfolio
2020	192,757	10.33	11.57	2,054,801	0.02	0.25	1.45	3.61	4.90
2019	121,864	9.97	11.03	1,248,386	1.99	0.25	1.45	8.02	9.32
2018	135,631	9.23	10.09	1,278,790	3.10	0.25	1.45	(8.43)	(7.35)
2017	49,602	10.08	10.89	504,978	1.41	0.25	1.45	5.11	6.45
2016	73,363	9.58	10.23	705,007	2.21	0.25	1.45	1.80	3.02
Neuberger Berman AMT Sustainable Equity I
2020	370,621	12.14	20.00	4,541,207	0.01	0.25	1.45	14.31	15.74
2019	475,001	10.62	17.28	5,070,295	2.80	0.25	1.45	6.20	7.14
2018	748,738	11.64	13.73	10,049,003	0.55	0.25	1.45	(11.62)	(4.20)
2017	938,707	12.35	15.35	13,485,948	0.51	0.25	1.45	8.47	21.44
2016	1,057,180	10.98	13.11	13,760,440	0.55	0.25	1.45	3.98	23.37
Neuberger Berman AMT Sustainable Equity S
2020	212,863	27.17	29.70	6,312,264	0.00	0.75	1.35	14.16	14.89
2019	250,063	23.80	25.85	6,458,231	0.29	0.75	1.35	20.26	20.96
2018	273,134	11.70	21.37	5,813,469	0.17	0.25	1.45	(10.07)	(8.92)
2017	446,557	13.01	23.59	10,497,983	0.34	0.25	1.45	12.93	14.31
2016	486,307	11.52	20.74	10,063,066	0.54	0.25	1.45	4.92	6.15
Neuberger Berman Core Bond
2020	206,456	9.79	10.81	2,211,494	0.03	0.90	1.25	4.59	4.85
2019	333,795	9.36	10.31	3,382,897	3.22	0.90	1.25	4.46	4.88
2018	485,831	8.96	9.83	4,691,013	2.57	0.90	1.25	(5.68)	(5.30)
2017	559,206	9.50	10.38	5,708,572	2.35	0.90	1.25	(0.94)	(0.57)
2016	732,851	9.59	10.44	7,564,381	2.42	0.90	1.25	(1.74)	(1.42)
Neuberger Berman Large Cap Value
2020	57,260	13.57	14.26	816,250	0.01	0.90	1.25	9.35	9.69
2019	70,964	12.41	13.00	922,103	1.50	0.90	1.25	18.42	18.83
2018	70,797	10.48	10.94	775,106	1.30	0.90	1.25	(5.42)	(5.12)
2017	75,033	11.08	11.53	865,390	0.94	0.90	1.25	8.31	8.67
2016	75,672	10.23	10.61	802,915	1.34	0.90	1.25	22.51	22.94

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Neuberger Berman Sustainable Equity
2020	70,096	18.01	18.97	1,325,589	0.00	0.90	1.25	14.28	14.62
2019	63,329	15.76	16.55	1,046,490	0.50	0.90	1.25	20.40	20.89
2018	63,940	13.09	13.69	874,536	0.27	0.90	1.25	(9.91)	(9.58)
2017	62,696	14.53	15.14	948,421	0.46	0.90	1.25	13.43	13.83
2016	70,780	12.81	13.30	940,537	1.02	0.90	1.25	5.35	5.64
North Square Oak Ridge Small Cap Growth
2020	2,743	18.32	18.32	50,295	-	0.90	0.90	24.88	24.88
2019	5,734	14.67	14.67	84,111	-	0.90	0.90	17.74	17.74
2018	5,201	12.46	12.46	64,796	-	0.90	0.90	(10.17)	(10.17)
2017	4,643	13.87	13.87	64,409	-	0.90	0.90	14.34	14.34
2016	2,947	12.13	12.13	35,726	-	0.90	0.90	(1.70)	(1.70)
Northern Global Tactical Asset Allocation
2020	9,699	13.10	13.10	127,078	0.02	0.90	0.90	2.42	2.42
2019	8,720	12.79	12.79	111,585	2.01	0.90	0.90	13.09	13.09
2018	10,363	11.31	11.31	117,233	3.06	0.90	0.90	(11.43)	(11.43)
2017	11,147	12.77	12.77	142,376	2.44	0.90	0.90	9.80	9.80
2016	12,078	11.63	11.63	140,481	2.86	0.90	0.90	4.96	4.96
Northern Large Cap Core
2020	9,588	19.71	19.71	188,969	0.01	0.90	0.90	7.59	7.59
2019	8,644	18.32	18.32	158,360	1.82	0.90	0.90	20.84	20.84
2018	9,091	15.16	15.16	137,818	2.45	0.90	0.90	(9.49)	(9.49)
2017	5,682	16.75	16.75	95,200	1.54	0.90	0.90	15.68	15.68
2016	7,230	14.48	14.48	104,679	1.76	0.90	0.90	7.02	7.02
Northern Large Cap Value
2020	11,351	16.67	16.67	188,922	0.01	0.90	0.90	(2.57)	(2.57)
2019	25,085	17.11	17.11	428,979	2.93	0.90	0.90	21.09	21.09
2018	10,435	14.13	14.13	147,236	1.60	0.90	0.90	(12.02)	(12.02)
2017	9,915	16.06	16.06	158,995	2.33	0.90	0.90	8.29	8.29
2016	10,321	14.83	14.83	152,930	1.40	0.90	0.90	12.43	12.43

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PGIM Jennison 20/20 Focus
2020	186,309	19.93	20.95	3,901,306	0.00	0.90	1.25	24.87	25.30
2019	219,151	15.96	16.72	3,662,835	0.25	0.90	1.25	23.24	23.67
2018	234,735	12.95	13.52	3,172,951	0.34	0.90	1.25	(9.12)	(8.77)
2017	242,293	14.25	14.82	3,590,191	-	0.90	1.25	21.28	21.77
2016	240,533	11.75	12.17	2,927,467	-	0.90	1.25	(1.09)	(0.81)
PGIM Jennison Mid-Cap Growth
2020	9,351	22.04	22.04	206,074	-	0.90	0.90	36.72	36.72
2019	7,536	16.12	16.12	121,439	-	0.90	0.90	31.91	31.91
2018	7,486	12.22	12.22	91,434	-	0.90	0.90	(11.96)	(11.96)
2017	8,101	13.88	13.88	112,410	-	0.90	0.90	17.53	17.53
2016	7,230	11.81	11.81	85,307	-	0.90	0.90	(0.08)	(0.08)
PGIM Jennison Natural Resources
2020	2,682	5.41	5.41	14,521	0.01	0.90	0.90	6.71	6.71
2019	2,452	5.07	5.07	12,418	1.73	0.90	0.90	12.17	12.17
2018	2,778	4.52	4.52	12,560	1.24	0.90	0.90	(30.67)	(30.67)
2017	2,905	6.52	6.52	18,928	-	0.90	0.90	1.09	1.09
2016	1,863	6.45	6.45	12,029	1.45	0.90	0.90	29.00	29.00
PGIM Jennison Small Company
2020	34,865	18.73	19.69	685,989	-	0.90	1.25	21.78	22.22
2019	37,406	15.38	16.11	602,154	-	0.90	1.25	22.94	23.45
2018	40,348	12.51	13.05	526,373	0.21	0.90	1.25	(17.04)	(16.77)
2017	42,878	15.08	15.68	672,047	0.04	0.90	1.25	14.50	14.87
2016	47,929	13.17	13.65	653,869	0.52	0.90	1.25	8.48	8.85

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PGIM QMA Small-Cap Value (d)
2020	21,545	10.13	10.65	227,981	0.01	0.90	1.25	(7.49)	(7.15)
2019	28,776	10.95	11.47	328,358	2.93	0.90	1.25	13.59	14.02
2018	28,712	9.64	10.06	287,396	1.26	0.90	1.25	(22.51)	(22.26)
2017	37,958	12.44	12.94	488,290	1.26	0.90	1.25	1.63	1.97
2016	46,588	12.24	12.69	588,580	0.48	0.90	1.25	28.03	28.44
PIMCO All Asset
2020	26,589	10.73	10.73	284,413	0.03	0.90	0.90	3.57	3.57
2019	34,297	10.36	10.36	354,523	2.66	0.90	0.90	7.25	7.25
2018	37,156	9.66	9.66	358,429	4.52	0.90	0.90	(9.30)	(9.30)
2017	35,661	10.65	10.65	379,162	3.18	0.90	0.90	8.78	8.78
2016	55,087	9.79	9.79	538,739	2.87	0.90	0.90	8.30	8.30
PIMCO CommodityRealReturn Strategy
2020	20,628	4.13	4.13	85,051	0.01	0.90	0.90	(3.50)	(3.50)
2019	19,370	4.28	4.28	82,717	3.85	0.90	0.90	7.54	7.54
2018	16,977	3.98	3.98	67,450	4.82	0.90	0.90	(17.60)	(17.60)
2017	17,863	4.83	4.83	86,165	7.50	0.90	0.90	(1.63)	(1.63)
2016	22,454	4.91	4.91	110,052	0.64	0.90	0.90	9.84	9.84
PIMCO Emerging Markets Bond
2020	1,546	10.37	10.37	16,005	0.04	0.90	0.90	2.07	2.07
2019	1,490	10.16	10.16	15,117	3.56	0.90	0.90	10.08	10.08
2018	867	9.23	9.23	7,985	3.88	0.90	0.90	(8.16)	(8.16)
2017	1,513	10.05	10.05	15,189	5.33	0.90	0.90	5.90	5.90
2016	886	9.49	9.49	8,381	5.49	0.90	0.90	10.09	10.09
PIMCO High Yield
2020	106,703	12.99	17.04	1,739,637	0.04	0.90	1.25	0.62	1.00
2019	101,573	12.91	16.91	1,636,893	5.10	0.90	1.25	9.69	10.14
2018	127,545	11.77	15.39	1,866,560	5.13	0.90	1.25	(6.88)	(6.59)
2017	137,254	12.64	16.50	2,152,300	4.77	0.90	1.25	2.27	2.56
2016	158,511	12.36	16.12	2,423,175	5.44	0.90	1.25	7.57	8.01

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO International Bond (U.S. Dollar-Hedged)
2020	443,302	11.34	11.91	5,276,762	0.02	0.90	1.25	1.07	1.36
2019	464,576	11.22	11.75	5,450,083	5.60	0.90	1.25	2.28	2.62
2018	453,461	10.97	11.45	5,189,182	2.14	0.90	1.25	(2.32)	(1.97)
2017	369,784	11.23	11.68	4,314,223	0.82	0.90	1.25	(1.49)	(1.10)
2016	277,128	11.40	11.81	3,266,931	0.76	0.90	1.25	1.97	2.25
PIMCO Low Duration
2020	3,770	8.01	8.01	30,229	0.01	0.90	0.90	(1.23)	(1.23)
2019	4,061	8.11	8.11	32,924	3.15	0.90	0.90	(0.12)	(0.12)
2018	5,223	8.12	8.12	42,393	1.57	0.90	0.90	(3.91)	(3.91)
2017	4,991	8.45	8.45	42,163	1.53	0.90	0.90	(2.54)	(2.54)
2016	11,973	8.67	8.67	103,863	1.51	0.90	0.90	(2.58)	(2.58)
PIMCO Real Return
2020	89,845	9.90	9.90	889,376	0.02	0.90	0.90	7.03	7.03
2019	100,796	9.25	9.25	931,514	1.31	0.90	0.90	3.70	3.70
2018	105,292	8.92	8.92	938,427	1.99	0.90	0.90	(6.30)	(6.30)
2017	114,967	9.52	9.52	1,094,073	1.95	0.90	0.90	(0.73)	(0.73)
2016	129,977	9.59	9.59	1,245,640	0.44	0.90	0.90	0.42	0.42
PIMCO StocksPLUS® Small Fund
2020	26,772	20.53	20.53	549,943	0.04	0.90	0.90	14.76	14.76
2019	88,649	17.89	17.89	1,586,392	2.61	0.90	0.90	21.37	21.37
2018	75,008	14.74	14.74	1,105,741	2.00	0.90	0.90	(15.92)	(15.92)
2017	86,425	17.53	17.53	1,515,207	3.23	0.90	0.90	12.73	12.73
2016	89,485	15.55	15.55	1,391,679	4.64	0.90	0.90	19.80	19.80
PIMCO Total Return
2020	204,724	10.79	10.79	2,207,748	0.02	0.90	0.90	4.15	4.15
2019	226,602	10.36	10.36	2,347,695	3.20	0.90	0.90	3.50	3.50
2018	251,176	10.01	10.01	2,513,995	2.59	0.90	0.90	(4.67)	(4.67)
2017	230,874	10.50	10.50	2,424,476	2.04	0.90	0.90	0.48	0.48
2016	228,036	10.45	10.45	2,383,562	2.42	0.90	0.90	(1.97)	(1.97)

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT All Asset Administrative
2020	401,133	12.55	13.97	5,584,370	0.05	0.75	1.35	3.38	4.02
2019	447,756	12.14	13.43	5,994,323	2.92	0.75	1.35	7.15	7.78
2018	534,699	11.33	12.46	6,644,048	3.17	0.75	1.35	(9.43)	(8.92)
2017	606,291	12.51	13.68	8,270,983	4.66	0.75	1.35	8.69	9.35
2016	708,089	11.51	12.51	8,832,698	2.58	0.75	1.35	8.08	8.78
PIMCO VIT All Asset Advisor
2020	40,753	9.77	10.96	434,795	0.04	0.25	1.45	3.28	4.38
2019	32,905	9.46	10.50	333,049	3.39	0.25	1.45	6.89	8.25
2018	19,474	8.85	9.70	177,697	3.03	0.25	1.45	(9.60)	(8.49)
2017	24,922	9.79	11.97	249,960	4.46	0.25	1.45	8.42	11.97
2016	27,206	9.03	9.66	252,678	2.87	0.25	1.45	8.01	9.28
PIMCO VIT CommodityRealReturn Strategy Administrative
2020	711,809	3.73	4.22	2,987,436	0.07	0.75	1.35	(3.12)	(2.54)
2019	640,609	3.85	4.33	2,755,722	3.25	0.75	1.35	6.65	7.44
2018	1,369,364	3.61	4.03	5,238,282	2.67	0.75	1.35	(17.77)	(17.25)
2017	854,313	4.39	4.87	4,143,513	8.00	0.75	1.35	(2.23)	(1.62)
2016	1,666,410	4.49	4.95	7,924,344	0.98	0.75	1.35	10.32	10.74
PIMCO VIT CommodityRealReturn Strategy Advisor
2020	14,963	3.78	4.77	56,449	0.04	0.25	1.45	(3.25)	(2.04)
2019	15,974	3.86	4.93	61,553	3.18	0.25	1.45	6.48	7.97
2018	6,483	3.59	4.63	23,176	2.54	0.25	1.45	(17.91)	(17.08)
2017	6,604	4.33	11.39	28,493	10.24	0.25	1.45	(2.42)	0.80
2016	5,233	4.39	5.78	22,895	0.91	0.25	1.45	9.89	11.28
PIMCO VIT Emerging Markets Bond
2020	230,774	10.33	12.72	2,878,760	0.05	0.25	1.45	1.97	3.20
2019	270,091	10.13	12.39	3,272,587	4.02	0.25	1.45	9.63	10.92
2018	483,588	9.24	11.22	5,305,528	4.20	0.25	1.45	(8.97)	(7.86)
2017	469,364	10.15	12.24	5,631,169	5.19	0.25	1.45	4.96	6.29
2016	753,360	9.67	11.58	8,598,007	6.17	0.25	1.45	8.29	9.56

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2020	5,199	8.81	12.08	61,364	0.02	0.25	1.45	5.26	6.53
2019	5,074	8.37	11.34	56,300	2.36	0.25	1.45	1.33	2.62
2018	4,932	8.26	11.05	53,438	5.17	0.25	1.45	(8.43)	(7.38)
2017	8,485	9.02	11.93	99,372	2.87	0.25	1.45	3.80	5.11
2016	1,237	8.69	11.35	13,816	4.64	0.25	1.45	(0.57)	0.53
PIMCO VIT Global Managed Asset Allocation
2020	9,485	11.60	12.57	116,361	0.03	0.25	1.45	11.65	12.94
2019	1,630	10.39	11.13	16,938	0.48	0.25	1.45	11.84	13.22
2018	-	9.29	9.83	-	-	0.25	1.45	(9.72)	(8.64)
2017	-	10.29	10.76	-	-	0.25	1.45	9.00	10.36
2016	-	9.44	9.75	-	-	0.25	1.45	(0.63)	0.62
PIMCO VIT High Yield
2020	9,741	10.60	19.10	162,140	0.02	0.25	1.45	1.05	2.25
2019	133,897	10.49	18.68	1,912,690	4.97	0.25	1.45	9.61	10.93
2018	34,422	9.57	16.84	417,210	4.64	0.25	1.45	(7.00)	(5.82)
2017	29,613	10.29	17.88	440,466	6.17	0.25	1.45	1.88	3.05
2016	191,468	10.10	17.35	2,095,843	11.14	0.25	1.45	7.45	8.78
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2020	600,916	11.69	12.50	7,406,108	0.06	0.75	1.35	1.04	1.63
2019	629,161	11.57	12.30	7,731,018	1.86	0.75	1.35	2.39	3.10
2018	830,987	11.30	11.93	9,878,006	1.42	0.75	1.35	(2.25)	(1.65)
2017	805,890	11.56	12.13	9,768,853	4.37	0.75	1.35	(1.62)	(1.06)
2016	965,371	11.75	12.26	11,787,884	1.33	0.75	1.35	2.00	2.59
PIMCO VIT International Bond Portfolio (Unhedged)
2020	25,126	8.79	9.23	227,660	0.05	0.25	1.45	5.90	7.08
2019	24,266	8.30	8.62	205,480	0.86	0.25	1.45	2.22	3.48
2018	5,324	8.12	8.33	43,723	5.59	0.25	1.45	(8.25)	(7.13)
2017	7,760	8.85	8.97	68,728	1.97	0.25	1.45	5.86	7.17
2016	4,026	8.27	8.37	33,342	1.86	0.25	1.45	(1.65)	(0.36)

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Low Duration Administrative (d)
2020	3,705,883	7.60	9.67	30,744,495	0.01	0.25	1.40	(1.44)	(0.31)
2019	3,160,496	7.71	9.70	26,421,783	2.77	0.25	1.40	(0.48)	0.73
2018	3,662,980	7.74	9.63	30,621,962	1.89	0.25	1.40	(4.02)	(2.92)
2017	3,826,748	8.06	9.92	33,144,660	1.34	0.25	1.40	(3.01)	(1.88)
2016	4,302,353	8.31	10.11	38,289,628	1.52	0.25	1.40	(2.92)	(1.84)
PIMCO VIT Low Duration Advisor
2020	95,450	8.05	8.53	800,165	0.01	0.25	1.45	(1.59)	(0.35)
2019	106,010	8.18	8.56	892,132	2.37	0.25	1.45	(0.61)	0.59
2018	173,346	8.23	8.51	1,449,761	1.32	0.25	1.45	(4.08)	(2.96)
2017	235,105	8.58	8.77	2,029,143	1.16	0.25	1.45	(3.16)	(2.01)
2016	86,070	8.85	8.95	762,359	1.69	0.25	1.45	(3.17)	(1.86)
PIMCO VIT Real Return Administrative (d)
2020	1,892,947	10.30	12.03	21,279,025	0.01	0.25	1.40	6.96	8.09
2019	2,138,306	9.63	11.13	22,383,387	1.68	0.25	1.40	3.74	5.00
2018	2,561,635	9.28	10.60	25,676,192	2.64	0.25	1.40	(6.45)	(5.36)
2017	2,775,539	9.92	11.20	29,577,046	2.32	0.25	1.40	(0.80)	0.36
2016	3,506,689	10.00	11.16	37,371,297	2.29	0.25	1.40	0.60	1.82
PIMCO VIT Real Return Advisor
2020	28,794	9.05	10.08	278,041	0.01	0.25	1.45	6.72	8.04
2019	55,355	8.48	9.33	506,777	1.34	0.25	1.45	3.67	4.83
2018	80,066	8.18	8.90	700,508	2.56	0.25	1.45	(6.62)	(5.42)
2017	80,582	8.76	10.21	746,952	2.40	0.25	1.45	(0.90)	2.30
2016	61,588	8.84	9.38	570,559	1.99	0.25	1.45	0.45	1.74

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Short-Term
2020	45,546	8.14	8.76	389,604	0.01	0.25	1.45	(2.40)	(1.13)
2019	151,650	8.34	8.86	1,322,300	2.00	0.25	1.45	(1.77)	(0.56)
2018	91,187	8.49	8.91	802,561	2.05	0.25	1.45	(2.97)	(1.87)
2017	137,470	8.75	9.08	1,235,245	1.65	0.25	1.45	(2.13)	(0.98)
2016	146,987	8.94	9.17	1,336,186	0.57	0.25	1.45	(2.30)	(0.97)
PIMCO VIT Total Return Administrative
2020	1,324,739	10.84	10.84	14,391,974	0.02	1.40	1.40	4.03	4.03
2019	1,339,766	10.42	12.49	13,997,936	3.03	0.25	1.40	3.68	4.87
2018	1,527,795	10.05	11.91	15,389,858	2.50	0.25	1.40	(4.83)	(3.72)
2017	1,691,503	10.56	12.37	17,898,060	2.00	0.25	1.40	0.38	1.56
2016	1,772,489	10.52	12.18	18,678,574	2.16	0.25	1.40	(1.77)	(0.57)
PIMCO VIT Total Return Advisor
2020	1,140,056	9.46	10.50	11,464,816	0.02	0.25	1.45	3.73	5.11
2019	863,420	9.12	9.99	8,315,061	2.58	0.25	1.45	3.52	4.72
2018	897,248	8.81	9.54	8,274,688	2.20	0.25	1.45	(4.96)	(3.83)
2017	868,650	9.27	9.92	8,375,823	1.76	0.25	1.45	0.22	1.54
2016	570,492	9.25	9.77	5,439,769	2.49	0.25	1.45	(1.80)	(0.71)
Pioneer Bond VCT
2020	15,039	9.69	10.35	153,189	0.01	0.25	1.45	3.64	4.97
2019	219,708	9.35	9.86	2,073,250	3.24	0.25	1.45	4.12	5.34
2018	108,321	8.98	9.36	986,106	2.33	0.25	1.45	(5.27)	(4.10)
2017	55,391	9.48	9.76	535,425	2.58	0.25	1.45	(0.84)	0.31
2016	47,761	9.56	9.73	460,935	2.66	0.25	1.45	(0.62)	0.52
Pioneer Equity Income VCT
2020	7,900	13.75	17.84	134,180	0.02	0.25	1.45	(4.65)	(3.46)
2019	9,677	14.42	18.48	171,872	2.54	0.25	1.45	19.77	21.26
2018	8,297	12.04	15.24	121,520	2.25	0.25	1.45	(12.75)	(11.70)
2017	11,900	13.80	17.26	194,518	1.29	0.25	1.45	10.14	11.50
2016	14,017	12.53	15.48	210,777	1.56	0.25	1.45	14.32	15.70

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Pioneer High Yield VCT
2020	-	9.76	11.27	-	0.01	0.25	1.45	(2.50)	(1.31)
2019	10,830	10.01	11.42	118,517	5.20	0.25	1.45	9.40	10.66
2018	-	9.15	10.32	-	4.02	0.25	1.45	(8.22)	(7.03)
2017	10,653	9.97	11.10	116,837	10.12	0.25	1.45	2.36	3.54
2016	1,441	9.74	10.72	13,978	-	0.25	1.45	8.83	10.17
Pioneer Real Estate Shares VCT
2020	1,758	10.82	12.90	20,072	0.01	0.25	1.45	(11.60)	(10.60)
2019	3,702	12.24	14.43	50,362	1.84	0.25	1.45	22.28	23.86
2018	1,679	10.01	11.65	17,654	2.51	0.25	1.45	(11.57)	(10.52)
2017	1,551	11.32	13.02	18,472	2.44	0.25	1.45	(1.22)	(1.22)
2016	1,138	11.46	13.02	13,911	0.80	0.25	1.45	1.24	2.44
Pioneer Strategic Income
2020	5,783	10.42	10.42	60,180	0.03	0.90	0.90	3.27	3.27
2019	7,490	10.09	10.09	75,480	3.07	0.90	0.90	5.99	5.99
2018	8,144	9.52	9.52	77,455	2.95	0.90	0.90	(5.65)	(5.65)
2017	9,826	10.09	10.09	99,098	3.50	0.90	0.90	1.20	1.20
2016	10,229	9.97	9.97	101,970	3.73	0.90	0.90	3.42	3.42
Pioneer Strategic Income VCT
2020	8,232	9.61	10.30	81,652	0.01	0.25	1.45	2.78	3.94
2019	121,371	9.35	9.91	1,136,819	3.77	0.25	1.45	4.70	5.99
2018	30,988	8.93	9.35	277,640	2.21	0.25	1.45	(6.20)	(5.08)
2017	13,638	9.52	9.85	131,690	3.34	0.25	1.45	0.11	1.34
2016	13,740	9.51	9.72	131,626	3.24	0.25	1.45	2.70	3.96
Power Income VIT
2020	7,394	7.34	8.12	59,160	0.01	0.25	1.45	(10.16)	(8.97)
2019	22,572	8.17	8.92	198,541	1.82	0.25	1.45	3.03	4.33
2018	38,098	7.93	8.55	321,943	2.09	0.25	1.45	(7.58)	(6.46)
2017	41,709	8.58	9.14	374,008	1.01	0.25	1.45	(2.28)	(1.08)
2016	29,660	8.78	9.24	267,720	-	0.25	1.45	(0.23)	0.98

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Probabilities Fund
2020	354,188	8.74	9.78	3,337,015	-	0.25	1.45	(12.42)	(11.33)
2019	215,693	9.98	11.03	2,275,934	-	0.25	1.45	27.62	29.16
2018	219,082	7.82	8.54	1,800,432	-	0.25	1.45	(19.21)	(18.20)
2017	341,426	9.68	10.44	3,405,872	-	0.25	1.45	10.38	11.66
2016	396,385	8.77	9.35	3,560,029	-	0.25	1.45	(2.34)	(1.16)
Putnam VT Diversified Income
2020	29,458	9.02	10.04	286,982	0.06	0.25	1.45	(5.15)	(4.11)
2019	48,910	9.51	10.47	481,691	3.98	0.25	1.45	6.38	7.72
2018	31,889	8.94	9.72	303,542	3.21	0.25	1.45	(5.40)	(4.14)
2017	15,223	9.45	10.14	151,681	5.38	0.25	1.45	2.49	3.68
2016	15,957	9.22	9.78	153,790	6.73	0.25	1.45	0.88	2.09
Putnam VT Equity Income
2020	52,318	14.59	19.33	917,255	0.01	0.25	1.45	1.18	2.38
2019	46,574	14.42	18.88	811,385	1.81	0.25	1.45	24.74	26.20
2018	44,725	11.56	14.96	618,745	0.65	0.25	1.45	(12.49)	(11.43)
2017	47,216	13.21	16.89	739,179	1.60	0.25	1.45	13.59	14.98
2016	46,820	11.63	14.69	651,004	1.63	0.25	1.45	8.69	10.04
Putnam VT Global Asset Allocation
2020	1,088	12.77	15.35	13,865	0.02	0.25	1.45	7.40	8.71
2019	1,056	11.89	14.12	12,526	1.45	0.25	1.45	12.06	13.41
2018	1,025	10.61	12.45	10,851	1.87	0.25	1.45	(11.36)	(10.24)
2017	994	11.97	13.87	11,873	2.64	0.25	1.45	10.32	11.58
2016	7,324	10.85	12.43	79,437	1.01	0.25	1.45	2.07	3.33
Putnam VT Growth Opportunities
2020	13,076	25.95	33.39	430,043	-	0.25	1.45	32.67	34.26
2019	-	19.56	24.87	-	0.38	0.25	1.45	30.75	32.36
2018	5,092	14.96	18.79	94,516	-	0.25	1.45	(2.09)	(0.90)
2017	-	15.28	18.96	-	-	0.25	1.45	25.25	26.74
2016	-	12.20	14.96	-	-	0.25	1.45	1.84	3.10

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Putnam VT High Yield
2020	68,468	10.27	11.41	728,150	0.05	0.25	1.45	0.59	1.88
2019	71,425	10.21	11.20	751,680	6.17	0.25	1.45	9.43	10.78
2018	78,129	9.33	10.11	747,295	4.33	0.25	1.45	(8.26)	(7.16)
2017	128,095	10.17	10.89	1,346,514	0.17	0.25	1.45	2.31	3.52
2016	4,826	9.94	10.52	50,186	1.74	0.25	1.45	10.44	11.91
Putnam VT Income
2020	196,610	9.85	10.51	1,976,277	0.08	0.25	1.45	1.13	2.34
2019	32,366	9.74	10.27	316,847	4.26	0.25	1.45	7.03	8.33
2018	2,683	9.10	9.48	25,130	2.91	0.25	1.45	(4.21)	(2.97)
2017	2,469	9.50	9.77	23,886	3.55	0.25	1.45	1.06	2.20
2016	1,688	9.40	9.56	16,007	8.08	0.25	1.45	(2.49)	(1.24)
Putnam VT Multi-Asset Absolute Return
2020	55,095	7.29	8.10	422,539	-	0.25	1.45	(11.42)	(10.40)
2019	68,689	8.23	9.04	582,258	-	0.25	1.45	1.23	2.49
2018	73,160	8.13	8.82	607,793	0.37	0.25	1.45	(11.82)	(10.73)
2017	90,014	9.22	9.88	849,152	-	0.25	1.45	2.22	3.56
2016	123,858	9.02	9.54	1,142,500	3.24	0.25	1.45	(3.63)	(2.55)
Putnam VT Multi-Cap Core
2020	-	17.64	23.19	-	-	0.25	1.45	12.21	13.51
2019	8,344	15.72	20.43	168,051	1.07	0.25	1.45	25.86	27.45
2018	7,764	12.49	16.03	122,967	1.15	0.25	1.45	(11.67)	(10.60)
2017	7,561	13.57	17.93	134,206	1.13	0.25	1.45	17.54	21.27
2016	8,747	12.03	15.08	126,762	1.23	0.25	1.45	7.12	8.49
Putnam VT Small Cap Growth
2020	1,802	17.34	22.78	31,252	-	0.25	1.45	41.90	43.63
2019	1,755	12.22	15.86	21,438	-	0.25	1.45	31.54	33.05
2018	1,709	9.29	11.92	15,881	-	0.25	1.45	(17.64)	(16.59)
2017	1,664	11.28	14.29	18,770	0.94	0.25	1.45	3.20	4.46
2016	-	10.93	13.68	-	-	0.25	1.45	10.52	11.86

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Putnam VT Small Cap Value
2020	15,121	11.02	11.02	166,978	0.01	0.75	0.75	0.09	0.09
2019	14,106	11.01	11.01	155,600	0.32	0.75	0.75	19.67	19.67
2018	37,155	9.20	9.20	342,060	0.34	0.75	0.75	(22.88)	(22.88)
2017	23,614	11.93	13.62	282,085	0.58	0.75	1.25	3.92	6.49
2016	17,262	11.48	11.48	198,321	1.43	0.75	0.75	22.78	22.78
Redwood Managed Volatility
2020	45,206	10.98	11.68	512,436	0.02	0.25	1.45	5.48	6.76
2019	115,508	10.41	10.94	1,213,829	0.74	0.25	1.45	4.00	5.19
2018	284,065	10.01	10.40	2,853,427	7.53	0.25	1.45	(7.14)	(5.97)
2017	707,585	10.78	11.06	7,635,448	6.15	0.25	1.45	2.76	4.05
2016	1,184,775	10.49	10.63	12,427,718	1.93	0.25	1.45	7.15	8.47
Royce Micro-Cap
2020	319,251	10.45	12.60	3,996,511	-	0.75	1.35	18.48	19.21
2019	394,530	8.82	10.57	4,148,364	-	0.75	1.35	14.40	15.14
2018	518,643	7.71	9.18	4,645,697	-	0.75	1.35	(12.88)	(12.40)
2017	949,281	8.85	10.48	9,247,207	0.80	0.75	1.35	0.68	1.35
2016	593,899	8.79	10.34	6,135,125	0.63	0.75	1.35	14.60	15.27
Royce Opportunity
2020	178,959	16.69	17.55	3,141,719	-	0.90	1.25	20.94	21.45
2019	173,507	13.80	14.45	2,506,615	-	0.90	1.25	22.45	22.87
2018	149,633	11.27	11.76	1,757,371	-	0.90	1.25	(23.44)	(23.19)
2017	161,565	14.72	15.31	2,470,383	-	0.90	1.25	16.36	16.78
2016	176,763	12.65	13.11	2,314,818	-	0.90	1.25	24.26	24.62
Royce Small-Cap Value
2020	99,200	10.10	10.61	1,052,100	0.02	0.90	1.25	(10.38)	(10.08)
2019	107,549	11.27	11.80	1,268,488	0.56	0.90	1.25	13.27	13.68
2018	133,833	9.95	10.38	1,388,227	0.16	0.90	1.25	(11.00)	(10.75)
2017	142,960	11.18	11.63	1,661,315	0.27	0.90	1.25	0.90	1.22
2016	137,194	11.08	11.49	1,574,710	0.56	0.90	1.25	16.02	16.41

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Banking
2020	98,518	4.86	10.51	555,206	0.01	0.25	1.45	(12.49)	(11.48)
2019	224,158	5.49	12.01	1,390,148	0.94	0.25	1.45	22.80	24.23
2018	229,450	4.43	9.78	1,178,828	0.71	0.25	1.45	(22.75)	(21.72)
2017	247,297	5.67	12.66	1,643,104	0.21	0.25	1.45	7.65	8.82
2016	403,850	5.22	11.76	2,586,765	0.53	0.25	1.45	21.61	23.38
Rydex VIF Basic Materials
2020	165,051	12.32	15.30	2,412,402	0.01	0.25	1.45	14.50	15.88
2019	131,322	10.76	13.34	1,671,521	-	0.25	1.45	16.20	17.52
2018	163,068	9.26	11.47	1,796,682	0.40	0.25	1.45	(21.06)	(20.08)
2017	332,869	11.73	14.51	4,592,374	0.46	0.25	1.45	16.14	17.53
2016	365,647	10.00	12.47	4,368,242	-	0.25	1.45	25.15	26.67
Rydex VIF Biotechnology
2020	151,300	16.23	34.59	3,285,750	-	0.25	1.45	16.01	17.41
2019	168,722	13.99	29.46	2,928,424	-	0.25	1.45	19.27	20.69
2018	201,971	11.73	24.41	3,041,286	-	0.25	1.45	(13.43)	(12.32)
2017	258,556	13.55	27.84	4,369,791	-	0.25	1.45	23.86	25.29
2016	258,344	10.94	22.22	3,509,893	-	0.25	1.45	(23.17)	(22.25)
Rydex VIF Commodities Strategy
2020	191,731	1.19	2.67	268,466	0.01	0.25	1.45	(26.04)	(25.40)
2019	133,313	1.60	3.61	216,482	1.09	0.25	1.45	10.06	11.50
2018	300,912	1.45	3.28	460,996	4.81	0.25	1.45	(18.99)	(17.82)
2017	481,836	1.79	4.04	1,018,968	-	0.25	1.45	(0.25)	1.10
2016	657,016	1.79	4.05	1,423,055	-	0.25	1.45	5.74	6.80
Rydex VIF Consumer Products
2020	154,778	12.26	20.80	2,930,833	0.01	0.25	1.45	2.85	4.14
2019	91,124	11.92	20.19	1,735,569	0.96	0.25	1.45	16.98	18.42
2018	111,887	10.19	17.23	1,723,283	0.72	0.25	1.45	(15.92)	(14.91)
2017	126,304	12.12	20.47	2,365,068	1.09	0.25	1.45	6.60	7.90
2016	167,343	11.37	19.17	2,863,303	0.91	0.25	1.45	0.89	2.09

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Dow 2x Strategy (d)
2020	66,035	24.69	29.14	1,851,810	0.01	0.25	1.45	(2.76)	(1.58)
2019	79,702	25.39	29.93	2,302,938	0.95	0.25	1.45	41.06	42.77
2018	104,161	18.00	21.18	2,122,376	0.17	0.25	1.45	(18.00)	(16.99)
2017	131,685	21.95	25.79	3,249,464	0.06	0.25	1.45	51.59	53.43
2016	143,261	14.48	16.98	2,367,865	-	0.25	1.45	25.04	26.53
Rydex VIF Electronics
2020	77,765	12.18	35.26	1,044,289	-	0.25	1.45	49.15	50.98
2019	102,943	8.15	23.64	939,847	-	0.25	1.45	52.32	54.17
2018	96,754	5.34	15.52	519,422	-	0.25	1.45	(16.51)	(15.47)
2017	159,196	6.39	18.59	1,041,994	-	0.25	1.45	25.35	26.80
2016	257,580	5.09	14.83	1,391,457	-	0.25	1.45	18.93	20.34
Rydex VIF Energy
2020	355,523	2.86	4.08	1,257,531	0.01	0.25	1.45	(37.14)	(36.35)
2019	170,739	4.55	6.48	1,078,416	0.22	0.25	1.45	2.02	3.44
2018	220,407	4.46	6.33	1,354,441	0.68	0.25	1.45	(28.64)	(27.92)
2017	281,537	6.25	8.87	2,415,313	0.56	0.25	1.45	(10.46)	(9.24)
2016	419,569	6.98	9.88	3,985,575	0.80	0.25	1.45	25.77	27.14
Rydex VIF Energy Services
2020	324,399	1.25	1.50	432,705	0.01	0.25	1.45	(40.00)	(39.17)
2019	155,061	2.08	2.47	354,332	-	0.25	1.45	(4.59)	(3.14)
2018	442,518	2.18	2.55	1,073,955	3.73	0.25	1.45	(48.09)	(47.42)
2017	377,070	4.19	4.85	1,762,363	-	0.25	1.45	(22.12)	(21.14)
2016	374,658	5.38	6.15	2,229,336	0.74	0.25	1.45	17.72	19.19

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Europe 1.25x Strategy (d)
2020	106,126	5.01	8.66	636,190	0.02	0.25	1.45	(4.20)	(3.01)
2019	115,254	5.17	9.04	719,271	1.15	0.25	1.45	22.83	24.36
2018	128,469	4.17	7.36	632,660	0.31	0.25	1.45	(22.53)	(21.51)
2017	220,988	5.32	9.50	1,414,236	0.94	0.25	1.45	23.06	24.49
2016	190,731	4.28	7.72	1,014,865	1.14	0.25	1.45	(9.71)	(8.58)
Rydex VIF Financial Services
2020	237,357	7.61	12.35	1,879,291	0.00	0.25	1.45	(4.49)	(3.22)
2019	147,829	7.88	12.93	1,329,990	0.78	0.25	1.45	22.56	23.93
2018	150,086	6.37	10.55	1,030,977	0.93	0.25	1.45	(16.14)	(15.10)
2017	239,170	7.51	12.58	1,950,167	0.39	0.25	1.45	10.54	11.95
2016	322,551	6.73	11.38	2,505,052	0.62	0.25	1.45	10.81	12.09
Rydex VIF Government Long Bond 1.2x Strategy (d)
2020	95,188	12.72	17.24	1,362,228	0.00	0.25	1.45	16.70	18.08
2019	66,935	10.90	14.60	879,462	1.27	0.25	1.45	11.68	13.00
2018	79,270	9.76	12.92	928,989	1.41	0.25	1.45	(9.46)	(8.30)
2017	102,772	10.78	14.09	1,328,263	1.16	0.25	1.45	4.86	6.10
2016	240,203	10.28	13.28	2,960,733	1.32	0.25	1.45	(4.73)	(3.56)
Rydex VIF Health Care
2020	230,876	17.12	24.24	4,790,332	-	0.25	1.45	13.45	14.83
2019	199,804	15.09	21.11	3,489,312	-	0.25	1.45	17.25	18.66
2018	302,174	12.87	17.79	4,518,730	-	0.25	1.45	(3.16)	(1.98)
2017	303,520	13.29	18.15	4,726,672	-	0.25	1.45	17.51	18.94
2016	326,930	11.31	15.26	4,351,243	-	0.25	1.45	(13.66)	(12.60)

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF High Yield Strategy
2020	2,076	10.57	11.24	23,119	0.00	0.25	1.45	(4.77)	(3.68)
2019	304,617	11.10	11.67	3,386,344	2.18	0.25	1.45	8.82	10.20
2018	18,890	10.20	10.59	194,521	1.57	0.25	1.45	(5.20)	(3.99)
2017	186,793	10.76	11.03	2,011,574	0.54	0.25	1.45	2.28	3.37
2016	8,143	10.52	10.67	86,634	6.33	0.25	1.45	6.69	8.11
Rydex VIF Internet
2020	170,773	18.40	35.56	3,191,204	-	0.25	1.45	53.26	55.08
2019	189,172	11.99	22.93	2,320,006	-	0.25	1.45	19.93	21.45
2018	201,737	9.97	18.88	2,076,324	-	0.25	1.45	(7.43)	(6.30)
2017	137,915	10.76	20.15	1,541,358	-	0.25	1.45	28.16	29.67
2016	89,460	8.39	15.54	763,748	-	0.25	1.45	(0.08)	1.11
Rydex VIF Inverse Dow 2x Strategy (d)
2020	1,035,973	0.07	0.65	264,430	0.03	0.25	1.45	(50.00)	(46.15)
2019	952,719	0.13	1.25	126,744	-	0.25	1.45	(38.73)	(36.84)
2018	1,418,568	0.21	2.04	289,726	-	0.25	1.45	(4.55)	(2.56)
2017	679,920	0.22	2.10	154,041	-	0.25	1.45	(41.67)	(40.54)
2016	4,856,361	0.37	3.60	1,958,774	-	0.25	1.45	(32.84)	(31.58)
Rydex VIF Inverse Government Long Bond Strategy (d)
2020	219,575	1.03	3.48	253,104	0.00	0.25	1.45	(24.51)	(23.50)
2019	232,363	1.36	4.61	363,389	-	0.25	1.45	(17.07)	(15.97)
2018	361,018	1.64	5.55	676,145	-	0.25	1.45	(0.89)	0.43
2017	380,801	1.65	5.60	654,922	-	0.25	1.45	(12.77)	(11.90)
2016	452,800	1.89	6.42	892,941	-	0.25	1.45	(7.35)	(5.94)

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Inverse Mid-Cap Strategy (d)
2020	15,519	0.54	2.60	8,362	0.01	0.25	1.45	(28.18)	(27.64)
2019	13,896	0.75	3.62	10,424	0.38	0.25	1.45	(23.79)	(22.64)
2018	12,383	0.98	4.75	12,075	-	0.25	1.45	6.03	7.24
2017	29,243	0.92	4.48	27,645	-	0.25	1.45	(17.34)	(16.29)
2016	74,000	1.11	5.42	110,224	-	0.25	1.45	(22.68)	(21.55)
Rydex VIF Inverse NASDAQ-100® Strategy (d)
2020	192,057	0.25	1.26	51,286	0.08	0.25	1.45	(40.85)	(39.73)
2019	142,335	0.42	2.13	63,898	0.74	0.25	1.45	(31.15)	(29.91)
2018	181,691	0.61	3.09	114,538	-	0.25	1.45	(7.58)	(5.41)
2017	334,341	0.66	3.33	302,897	-	0.25	1.45	(27.92)	(26.92)
2016	713,922	0.91	4.62	809,884	-	0.25	1.45	(13.33)	(12.36)
Rydex VIF Inverse Russell 2000® Strategy (d)
2020	154,424	0.46	2.41	69,952	0.02	0.25	1.45	(33.79)	(32.77)
2019	40,626	0.69	3.64	28,102	0.65	0.25	1.45	(24.18)	(23.23)
2018	74,550	0.91	4.79	90,188	-	0.25	1.45	6.21	7.43
2017	255,790	0.85	4.51	218,138	-	0.25	1.45	(17.48)	(15.91)
2016	499,087	1.03	5.45	560,835	-	0.25	1.45	(23.78)	(23.11)
Rydex VIF Inverse S&P 500 Strategy (d)
2020	278,495	0.55	2.28	184,860	0.02	0.25	1.45	(28.30)	(27.21)
2019	251,502	0.76	3.18	204,313	1.33	0.25	1.45	(26.22)	(25.38)
2018	123,788	1.03	4.31	176,961	-	0.25	1.45	(0.96)	0.52
2017	308,754	1.04	4.33	373,675	-	0.25	1.45	(20.99)	(20.00)
2016	678,501	1.31	5.48	1,027,201	-	0.25	1.45	(16.03)	(14.93)

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Japan 2x Strategy (d)
2020	30,285	16.16	17.82	490,395	0.01	0.25	1.45	34.29	35.98
2019	47,961	12.01	13.27	577,247	1.28	0.25	1.45	32.97	34.63
2018	47,665	9.02	9.98	431,332	-	0.25	1.45	(26.29)	(25.42)
2017	77,534	12.16	13.54	948,244	-	0.25	1.45	43.74	45.38
2016	109,971	8.38	9.42	933,537	-	0.25	1.45	4.09	5.43
Rydex VIF Leisure
2020	30,030	15.61	18.59	471,072	-	0.25	1.45	15.74	17.14
2019	36,688	13.47	15.87	496,889	0.32	0.25	1.45	23.64	25.16
2018	50,599	10.88	12.68	552,940	0.38	0.25	1.45	(17.23)	(16.25)
2017	55,320	13.12	15.14	727,858	0.37	0.25	1.45	14.87	16.28
2016	50,477	11.41	13.02	576,753	0.27	0.25	1.45	4.80	6.11
Rydex VIF Mid-Cap 1.5x Strategy (d)
2020	39,272	16.72	28.67	1,051,709	0.01	0.25	1.45	5.89	7.09
2019	49,922	15.79	27.05	1,305,513	0.82	0.25	1.45	30.17	31.83
2018	94,476	12.13	20.74	1,693,603	0.16	0.25	1.45	(22.94)	(21.99)
2017	110,631	15.74	26.87	2,589,298	-	0.25	1.45	17.11	18.52
2016	151,864	13.44	22.91	2,933,961	-	0.25	1.45	23.99	25.46
Rydex VIF NASDAQ-100®
2020	227,243	28.70	41.24	6,977,732	0.00	0.25	1.45	38.65	40.32
2019	529,272	20.70	29.39	11,765,578	0.09	0.25	1.45	30.93	32.51
2018	303,427	15.81	22.18	5,121,966	-	0.25	1.45	(6.12)	(4.97)
2017	317,132	16.84	23.34	5,795,893	-	0.25	1.45	25.39	26.92
2016	413,711	13.43	18.39	6,002,379	-	0.25	1.45	1.36	2.62

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF NASDAQ-100® 2x Strategy (d)
2020	174,982	63.16	129.48	14,023,444	0.00	0.25	1.45	78.68	80.81
2019	271,071	35.30	71.61	10,247,373	0.23	0.25	1.45	72.64	74.79
2018	511,277	20.41	40.97	10,921,698	-	0.25	1.45	(13.28)	(12.23)
2017	468,700	23.50	46.68	11,620,810	-	0.25	1.45	62.09	64.08
2016	609,466	14.47	28.45	9,240,006	-	0.25	1.45	4.85	6.12
Rydex VIF Nova (d)
2020	118,098	19.62	23.70	2,388,633	0.01	0.25	1.45	14.77	16.12
2019	161,653	17.07	20.41	2,770,551	1.21	0.25	1.45	38.73	40.47
2018	153,171	12.28	14.59	1,932,670	0.19	0.25	1.45	(14.28)	(13.20)
2017	291,653	14.30	17.02	4,187,700	0.04	0.25	1.45	26.07	27.59
2016	311,455	11.33	13.50	3,546,761	-	0.25	1.45	10.66	12.04
Rydex VIF Precious Metals
2020	381,788	6.72	12.69	4,713,784	0.05	0.25	1.45	28.43	30.13
2019	457,383	5.18	9.86	4,255,233	-	0.25	1.45	45.44	47.16
2018	415,057	3.52	6.77	2,730,591	4.73	0.25	1.45	(20.30)	(19.24)
2017	462,659	4.37	8.48	3,851,108	4.93	0.25	1.45	2.44	3.71
2016	599,240	4.23	8.26	4,579,538	-	0.25	1.45	58.33	60.23
Rydex VIF Real Estate
2020	158,896	8.45	14.69	2,195,538	0.03	0.25	1.45	(9.94)	(8.82)
2019	314,855	9.28	16.28	4,841,119	2.53	0.25	1.45	19.06	20.51
2018	244,278	7.72	13.66	2,970,457	1.05	0.25	1.45	(11.41)	(10.33)
2017	208,961	8.62	15.39	3,089,828	3.41	0.25	1.45	1.99	3.28
2016	258,029	8.37	15.07	3,829,723	1.09	0.25	1.45	5.38	6.62

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Retailing
2020	52,322	16.38	22.65	1,142,121	-	0.25	1.45	37.42	39.04
2019	56,056	11.92	16.29	817,853	-	0.25	1.45	19.08	20.49
2018	66,547	10.01	13.52	880,385	0.01	0.25	1.45	(7.49)	(6.31)
2017	42,427	10.82	14.58	593,650	-	0.25	1.45	7.88	9.24
2016	61,497	10.03	13.50	820,291	-	0.25	1.45	(4.02)	(2.94)
Rydex VIF Russell 2000® 1.5x Strategy (d)
2020	66,840	16.27	21.52	1,379,767	-	0.25	1.45	14.74	16.15
2019	42,450	14.18	18.72	789,623	-	0.25	1.45	29.50	31.09
2018	56,858	10.95	14.43	774,642	-	0.25	1.45	(23.10)	(22.14)
2017	55,922	14.19	18.74	1,004,780	-	0.25	1.45	14.84	16.19
2016	96,345	12.24	16.30	1,487,106	-	0.25	1.45	24.75	26.19
Rydex VIF Russell 2000® 2x Strategy (d)
2020	933,496	13.16	17.97	12,377,233	0.00	0.25	1.45	12.03	13.40
2019	114,744	11.72	16.04	1,376,187	0.49	0.25	1.45	40.70	42.51
2018	128,941	8.32	11.40	1,103,418	-	0.25	1.45	(29.41)	(28.61)
2017	363,929	11.77	16.15	4,313,602	-	0.25	1.45	20.79	22.29
2016	303,172	9.73	13.37	3,023,453	-	0.25	1.45	32.11	33.68
Rydex VIF S&P 500 2x Strategy (d)
2020	162,308	23.76	29.81	4,045,097	0.01	0.25	1.45	12.87	14.29
2019	213,905	21.01	26.41	4,699,334	-	0.25	1.45	55.44	57.39
2018	240,815	13.50	16.99	3,454,861	0.05	0.25	1.45	(19.10)	(18.13)
2017	315,462	16.66	21.00	5,491,789	-	0.25	1.45	37.25	38.94
2016	313,971	12.12	15.30	3,905,031	-	0.25	1.45	15.12	16.46

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF S&P 500 Pure Growth
2020	183,767	18.07	25.41	3,928,105	-	0.25	1.45	21.77	23.23
2019	296,824	14.84	20.62	5,194,166	-	0.25	1.45	21.04	22.59
2018	371,996	12.26	16.82	5,400,259	-	0.25	1.45	(9.72)	(8.69)
2017	523,214	13.58	18.42	8,216,326	-	0.25	1.45	18.91	20.47
2016	453,991	11.42	15.29	6,097,794	-	0.25	1.45	(1.89)	(0.71)
Rydex VIF S&P 500 Pure Value
2020	630,370	10.87	13.36	8,381,376	0.01	0.25	1.45	(14.48)	(13.49)
2019	556,955	12.71	15.60	8,442,234	0.80	0.25	1.45	17.90	19.38
2018	485,520	10.78	13.21	6,322,659	0.52	0.25	1.45	(17.08)	(16.12)
2017	347,842	13.00	15.92	5,411,096	0.59	0.25	1.45	10.83	12.15
2016	460,145	11.73	14.34	6,579,064	1.18	0.25	1.45	12.25	13.64
Rydex VIF S&P MidCap 400 Pure Growth
2020	173,286	12.80	21.42	3,129,376	-	0.25	1.45	24.76	26.30
2019	139,027	10.26	16.96	2,317,075	-	0.25	1.45	10.44	11.73
2018	180,111	9.29	15.30	2,725,305	-	0.25	1.45	(18.58)	(17.54)
2017	213,831	11.41	18.75	3,944,404	-	0.25	1.45	13.53	14.92
2016	188,182	10.05	16.48	3,073,113	-	0.25	1.45	(1.76)	(0.56)
Rydex VIF S&P MidCap 400 Pure Value
2020	182,298	11.61	15.37	2,759,688	0.00	0.25	1.45	2.65	4.00
2019	97,075	11.31	14.95	1,396,528	-	0.25	1.45	17.08	18.52
2018	89,567	9.66	12.74	1,122,304	-	0.25	1.45	(22.47)	(21.55)
2017	110,031	12.46	16.42	1,781,586	-	0.25	1.45	8.16	9.48
2016	328,287	11.52	15.15	4,806,569	0.43	0.25	1.45	23.34	24.73
Rydex VIF S&P SmallCap 600 Pure Growth
2020	164,386	13.53	18.76	2,816,483	-	0.25	1.45	10.72	12.01
2019	114,122	12.22	16.92	1,882,305	-	0.25	1.45	7.67	8.97
2018	200,950	11.35	15.69	3,105,745	-	0.25	1.45	(13.03)	(11.94)
2017	229,481	13.05	18.01	4,003,685	-	0.25	1.45	11.06	12.36
2016	291,990	11.75	16.20	4,597,782	-	0.25	1.45	13.53	14.88

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF S&P SmallCap 600 Pure Value
2020	232,363	8.43	10.49	2,416,477	-	0.25	1.45	(10.03)	(8.98)
2019	100,093	9.37	11.65	1,147,321	0.31	0.25	1.45	15.39	16.76
2018	124,431	8.12	10.08	1,237,373	-	0.25	1.45	(24.04)	(23.07)
2017	167,938	10.69	13.25	2,157,980	-	0.25	1.45	(4.64)	(3.47)
2016	371,339	11.21	13.87	5,059,661	-	0.25	1.45	25.96	27.54
Rydex VIF Strengthening Dollar 2x Strategy (d)
2020	111,704	3.74	8.08	609,655	0.01	0.25	1.45	(17.80)	(16.89)
2019	53,414	4.55	9.83	242,829	1.12	0.25	1.45	0.10	1.18
2018	108,982	4.54	9.82	494,924	-	0.25	1.45	6.97	8.24
2017	117,027	4.24	9.18	496,109	-	0.25	1.45	(21.27)	(20.18)
2016	121,547	5.37	11.66	659,295	-	0.25	1.45	2.37	3.48
Rydex VIF Technology
2020	263,530	16.89	30.10	4,803,474	-	0.25	1.45	42.71	44.50
2019	323,722	11.82	20.83	4,179,299	-	0.25	1.45	33.67	35.26
2018	316,032	8.83	15.40	2,926,094	-	0.25	1.45	(5.79)	(4.64)
2017	422,487	9.36	16.15	4,118,435	-	0.25	1.45	26.85	28.38
2016	510,000	7.36	12.58	3,786,642	-	0.25	1.45	6.16	7.52
Rydex VIF Telecommunications
2020	108,354	5.57	10.86	623,044	0.01	0.25	1.45	4.73	5.93
2019	124,740	5.31	10.37	691,507	-	0.25	1.45	8.25	9.64
2018	128,999	4.90	9.58	656,865	0.74	0.25	1.45	(9.37)	(8.31)
2017	107,936	5.40	10.57	599,204	1.45	0.25	1.45	1.15	2.43
2016	253,289	5.33	10.45	1,369,674	0.27	0.25	1.45	12.37	13.67

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Transportation
2020	31,594	17.03	20.47	627,215	0.00	0.25	1.45	34.41	36.05
2019	21,410	12.67	15.20	321,919	-	0.25	1.45	16.99	18.36
2018	36,766	10.83	12.98	451,418	-	0.25	1.45	(23.57)	(22.63)
2017	120,188	14.17	16.95	1,880,865	0.09	0.25	1.45	16.72	18.16
2016	167,328	12.14	14.50	2,212,648	-	0.25	1.45	10.36	11.73
Rydex VIF U.S. Government Money Market (c)
2020	8,567,494	4.94	7.27	48,650,488	0.00	0.25	1.45	(4.34)	(3.15)
2019	7,729,205	5.15	7.60	43,961,783	0.79	0.25	1.45	(3.43)	(2.38)
2018	12,318,299	5.33	7.87	78,108,112	0.45	0.25	1.45	(3.91)	(2.59)
2017	11,159,254	5.54	8.19	70,482,464	-	0.25	1.45	(4.32)	(3.17)
2016	8,503,695	5.78	8.56	53,142,557	-	0.25	1.45	(4.36)	(3.19)
Rydex VIF Utilities
2020	361,694	9.19	14.35	3,763,441	0.02	0.25	1.45	(9.25)	(8.19)
2019	485,122	10.11	15.63	5,436,315	0.27	0.25	1.45	13.74	15.18
2018	406,727	8.87	13.57	3,860,800	1.20	0.25	1.45	(0.67)	0.44
2017	490,807	8.93	13.51	4,899,581	2.16	0.25	1.45	6.17	7.48
2016	518,473	8.39	12.57	4,473,787	1.23	0.25	1.45	11.24	12.63
Rydex VIF Weakening Dollar 2x Strategy (d)
2020	42,357	3.95	4.99	167,310	0.00	0.25	1.45	4.83	6.31
2019	43,395	3.76	4.76	163,093	0.94	0.25	1.45	(8.99)	(7.91)
2018	49,675	4.13	5.23	204,976	-	0.25	1.45	(15.37)	(14.51)
2017	58,363	4.88	6.18	285,004	-	0.25	1.45	14.02	15.63
2016	48,029	4.27	5.42	205,240	-	0.25	1.45	(12.72)	(11.76)

(c) Liquidation. See Note 1.
(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

T. Rowe Price Blue Chip Growth
2020	91,300	24.72	33.52	2,695,743	-	0.25	1.45	28.08	29.62
2019	122,095	19.30	25.86	2,806,288	-	0.25	1.45	23.96	25.47
2018	134,712	15.57	20.61	2,456,867	-	0.25	1.45	(2.81)	(1.62)
2017	234,213	16.02	20.95	4,533,966	-	0.25	1.45	29.93	31.51
2016	134,419	12.33	15.93	1,998,292	-	0.25	1.45	(3.90)	(2.69)
T. Rowe Price Capital Appreciation
2020	391,272	19.54	20.54	8,018,634	0.01	0.90	1.25	12.88	13.29
2019	441,432	17.31	18.13	7,983,811	1.28	0.90	1.25	18.97	19.43
2018	460,243	14.55	15.18	6,969,674	1.95	0.90	1.25	(3.77)	(3.50)
2017	487,349	15.12	15.73	7,651,030	0.89	0.90	1.25	10.20	10.62
2016	514,456	13.72	14.22	7,300,939	1.17	0.90	1.25	3.39	3.72
T. Rowe Price Equity Income
2020	38,328	12.25	16.12	546,324	0.02	0.25	1.45	(3.47)	(2.30)
2019	40,587	12.69	16.50	608,763	2.04	0.25	1.45	20.51	22.04
2018	36,036	10.53	13.52	440,772	1.39	0.25	1.45	(13.62)	(12.61)
2017	67,493	12.19	15.47	987,840	1.50	0.25	1.45	10.72	12.02
2016	66,459	11.01	13.81	883,554	1.92	0.25	1.45	13.62	15.08
T. Rowe Price Growth Stock
2020	293,148	26.35	27.70	8,121,311	-	0.90	1.25	30.51	30.97
2019	325,359	20.19	21.15	6,879,144	-	0.90	1.25	24.71	25.15
2018	350,085	16.19	16.90	5,910,162	-	0.90	1.25	(5.65)	(5.32)
2017	359,233	17.16	17.85	6,410,050	-	0.90	1.25	27.39	27.87
2016	350,682	13.47	13.96	4,894,584	-	0.90	1.25	(3.30)	(2.92)
T. Rowe Price Health Sciences
2020	598,624	21.19	39.35	12,995,970	-	0.25	1.45	23.60	25.12
2019	534,442	17.02	31.45	9,452,204	-	0.25	1.45	23.07	24.51
2018	517,167	13.73	25.26	7,368,834	-	0.25	1.45	(3.57)	(2.36)
2017	565,398	14.14	25.87	8,172,690	-	0.25	1.45	21.83	23.25
2016	617,883	11.53	20.99	7,281,474	-	0.25	1.45	(14.66)	(13.59)

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

T. Rowe Price Limited-Term Bond
2020	10,076	8.07	8.44	82,656	0.01	0.25	1.45	(0.12)	1.20
2019	5,068	8.08	8.34	41,120	0.88	0.25	1.45	(0.49)	0.72
2018	21,356	8.12	8.28	173,840	1.36	0.25	1.45	(3.45)	(2.24)
2017	26,626	8.36	8.47	222,916	1.28	0.25	1.45	(3.56)	(2.42)
2016	32,569	8.58	8.72	280,395	1.45	0.25	1.45	(3.33)	(2.14)
T. Rowe Price Retirement 2010
2020	135	12.40	12.40	1,671	0.01	0.90	0.90	7.08	7.08
2019	132	11.58	11.58	1,520	1.82	0.90	0.90	11.13	11.13
2018	128	10.42	10.42	1,332	1.68	0.90	0.90	(7.71)	(7.71)
2017	125	11.29	11.29	1,407	0.87	0.90	0.90	6.81	6.81
2016	304	10.57	10.57	3,214	0.71	0.90	0.90	2.42	2.42
T. Rowe Price Retirement 2015
2020	11,599	13.20	13.20	153,151	0.01	0.90	0.90	7.67	7.67
2019	10,635	12.26	12.26	130,346	2.86	0.90	0.90	12.37	12.37
2018	1,965	10.91	10.91	21,417	1.60	0.90	0.90	(8.32)	(8.32)
2017	1,872	11.90	11.90	22,271	1.31	0.90	0.90	8.48	8.48
2016	2,271	10.97	10.97	24,893	1.02	0.90	0.90	2.72	2.72
T. Rowe Price Retirement 2020
2020	9,849	14.11	14.11	138,935	0.01	0.90	0.90	8.37	8.37
2019	8,155	13.02	13.02	106,182	1.79	0.90	0.90	14.11	14.11
2018	6,988	11.41	11.41	79,666	1.01	0.90	0.90	(9.01)	(9.01)
2017	12,607	12.54	12.54	158,075	1.42	0.90	0.90	10.78	10.78
2016	11,419	11.32	11.32	129,296	1.84	0.90	0.90	2.82	2.82
T. Rowe Price Retirement 2025
2020	4,268	15.04	15.04	64,223	0.01	0.90	0.90	9.70	9.70
2019	5,394	13.71	13.71	73,958	1.52	0.90	0.90	15.89	15.89
2018	5,905	11.83	11.83	69,903	1.10	0.90	0.90	(9.83)	(9.83)
2017	8,385	13.12	13.12	109,989	1.57	0.90	0.90	12.62	12.62
2016	4,661	11.65	11.65	54,303	0.98	0.90	0.90	2.92	2.92

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

T. Rowe Price Retirement 2030
2020	14,219	15.89	15.89	225,940	0.01	0.90	0.90	10.89	10.89
2019	12,370	14.33	14.33	177,268	1.68	0.90	0.90	17.27	17.27
2018	8,524	12.22	12.22	104,193	1.84	0.90	0.90	(10.34)	(10.34)
2017	2,826	13.63	13.63	38,526	1.30	0.90	0.90	14.35	14.35
2016	1,873	11.92	11.92	22,346	1.12	0.90	0.90	3.03	3.03
T. Rowe Price Retirement 2035
2020	14,383	16.55	16.55	238,091	0.01	0.90	0.90	11.98	11.98
2019	4,224	14.78	14.78	62,441	1.71	0.90	0.90	18.43	18.43
2018	2,109	12.48	12.48	26,321	1.15	0.90	0.90	(10.98)	(10.98)
2017	1,694	14.02	14.02	23,749	1.17	0.90	0.90	15.68	15.68
2016	1,350	12.12	12.12	16,349	0.88	0.90	0.90	3.06	3.06
T. Rowe Price Retirement 2040
2020	3,943	17.08	17.08	67,343	0.01	0.90	0.90	13.04	13.04
2019	3,207	15.11	15.11	48,477	0.68	0.90	0.90	19.35	19.35
2018	8,532	12.66	12.66	108,067	0.93	0.90	0.90	(11.28)	(11.28)
2017	8,239	14.27	14.27	117,620	0.44	0.90	0.90	16.68	16.68
2016	2,741	12.23	12.23	33,515	1.17	0.90	0.90	3.03	3.03
T. Rowe Price Retirement 2045
2020	153	17.27	17.27	2,645	0.01	0.90	0.90	13.54	13.54
2019	63	15.21	15.21	963	2.08	0.90	0.90	19.95	19.95
2018	-	12.68	12.68	-	-	0.90	0.90	(11.58)	(11.58)
2017	-	14.34	14.34	-	-	0.90	0.90	17.16	17.16
2016	-	12.24	12.24	-	-	0.90	0.90	3.03	3.03
T. Rowe Price Retirement 2050
2020	-	17.25	17.25	-	-	0.90	0.90	13.49	13.49
2019	204	15.20	15.20	3,108	1.32	0.90	0.90	19.87	19.87
2018	126	12.68	12.68	1,600	1.60	0.90	0.90	(11.51)	(11.51)
2017	10	14.33	14.33	150	-	0.90	0.90	17.08	17.08
2016	-	12.24	12.24	-	-	0.90	0.90	3.12	3.12

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

T. Rowe Price Retirement 2055
2020	3,314	17.23	17.23	57,115	0.01	0.90	0.90	13.43	13.43
2019	2,602	15.19	15.19	39,532	1.15	0.90	0.90	19.89	19.89
2018	2,450	12.67	12.67	31,037	0.81	0.90	0.90	(11.58)	(11.58)
2017	2,384	14.33	14.33	34,171	0.90	0.90	0.90	17.08	17.08
2016	2,319	12.24	12.24	28,384	0.92	0.90	0.90	3.12	3.12
T. Rowe Price Retirement Balanced
2020	9,714	11.60	11.60	112,744	0.01	0.90	0.90	6.62	6.62
2019	16,127	10.88	10.88	175,496	1.58	0.90	0.90	10.34	10.34
2018	14,319	9.86	9.86	141,187	0.89	0.90	0.90	(7.50)	(7.50)
2017	25,526	10.66	10.66	271,966	1.88	0.90	0.90	5.65	5.65
2016	17,031	10.09	10.09	171,815	1.45	0.90	0.90	1.92	1.92
Templeton Developing Markets VIP Fund
2020	472,510	11.37	23.33	6,846,325	0.04	0.25	1.45	12.02	13.42
2019	319,000	10.15	20.82	5,635,375	0.86	0.25	1.45	21.19	22.70
2018	290,225	8.37	17.18	3,965,864	0.75	0.25	1.45	(19.52)	(18.50)
2017	431,026	10.40	21.33	7,306,044	1.04	0.25	1.45	34.19	35.94
2016	271,539	7.75	15.89	3,793,833	0.78	0.25	1.45	12.38	13.64
Templeton Foreign VIP Fund
2020	1,118,366	8.04	13.77	9,817,548	0.05	0.25	1.45	(5.52)	(4.31)
2019	223,463	8.51	14.39	2,276,332	1.62	0.25	1.45	7.57	8.93
2018	269,291	7.91	13.21	2,585,738	2.71	0.25	1.45	(19.14)	(18.15)
2017	304,827	9.78	16.14	3,508,060	2.52	0.25	1.45	11.64	12.95
2016	207,286	8.76	14.29	2,145,416	2.34	0.25	1.45	2.46	3.78
Templeton Global Bond VIP Fund
2020	187,725	7.39	8.26	1,482,690	0.07	0.25	1.45	(9.44)	(8.22)
2019	225,703	8.16	9.00	1,951,495	6.97	0.25	1.45	(2.39)	(1.32)
2018	255,852	8.36	9.12	2,244,653	-	0.25	1.45	(2.56)	(1.30)
2017	223,698	8.58	9.24	1,997,443	-	0.25	1.45	(2.50)	(1.39)
2016	248,296	8.80	9.37	2,257,959	-	0.25	1.45	(1.57)	(0.32)

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Templeton Growth VIP Fund
2020	391	10.06	12.26	3,933	0.03	0.25	1.45	1.21	2.42
2019	380	9.94	11.97	3,771	2.76	0.25	1.45	10.20	11.45
2018	368	9.02	10.74	3,323	2.09	0.25	1.45	(18.59)	(17.57)
2017	357	11.08	13.03	3,960	1.62	0.25	1.45	13.29	14.70
2016	5,918	9.78	11.36	65,978	1.76	0.25	1.45	4.82	6.07
TOPS® Conservative ETF
2020	50,008	10.24	10.67	530,413	-	0.25	1.45	1.99	3.29
2019	-	10.04	10.33	-	-	0.25	1.45	6.47	7.72
2018	-	9.43	9.59	-	-	0.25	1.45	(6.82)	(5.70)
2017	-	10.12	10.82	-	-	0.25	1.45	1.20	5.36
VanEck VIP Global Gold
2020	32,649	11.48	12.22	392,379	0.03	0.25	1.45	32.54	34.22
2019	22,239	8.56	9.22	204,382	-	0.25	1.45	32.66	34.37
2018	22,464	6.39	6.95	156,082	2.99	0.25	1.45	(20.21)	(19.35)
2017	23,841	7.93	8.71	207,697	7.10	0.25	1.45	7.80	9.28
2016	108,028	7.28	8.08	803,122	0.16	0.25	1.45	41.51	43.16
VanEck VIP Global Hard Assets
2020	26,572	4.43	5.69	146,413	0.00	0.25	1.45	13.80	15.01
2019	19,680	3.86	5.00	94,280	-	0.25	1.45	6.61	7.97
2018	20,805	3.58	4.69	92,578	-	0.25	1.45	(31.53)	(30.67)
2017	33,181	5.18	6.85	217,335	-	0.25	1.45	(6.29)	(5.06)
2016	92,026	5.47	7.31	586,007	0.08	0.25	1.45	37.15	38.60
Vanguard® VIF Balanced
2020	70,960	12.76	13.68	938,575	0.02	0.25	1.85	5.37	7.13
2019	58,693	12.11	12.77	731,574	2.47	0.25	1.85	16.67	18.46
2018	49,218	10.38	10.78	523,334	13.39	0.65	1.85	(7.98)	(6.83)
2017	10,036	11.28	11.57	113,284	0.68	0.65	1.85	9.30	10.61
2016	1,785	10.32	10.46	18,436	-	0.65	1.85	5.74	6.95

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Vanguard® VIF Capital Growth
2020	62,250	16.13	17.29	1,037,907	0.01	0.25	1.85	11.86	13.68
2019	61,457	14.42	15.21	909,794	1.65	0.25	1.85	20.57	22.46
2018	30,392	11.96	12.42	364,781	0.90	0.65	1.85	(5.90)	(4.75)
2017	27,594	12.71	13.04	351,810	0.93	0.65	1.85	22.68	24.19
2016	13,390	10.36	10.50	138,912	-	0.65	1.85	5.61	6.92
Vanguard® VIF Conservative Allocation
2020	234,847	11.37	12.19	2,724,001	0.02	0.25	1.85	6.46	8.16
2019	123,092	10.68	11.27	1,349,658	1.45	0.25	1.85	10.33	12.03
2018	53,425	9.68	10.06	518,882	2.99	0.65	1.85	(7.63)	(6.42)
2017	155,171	10.48	10.75	1,627,133	0.92	0.65	1.85	5.65	6.86
2016	47,193	9.92	10.06	468,332	2.69	0.65	1.85	0.92	2.24
Vanguard® VIF Diversified Value
2020	18,339	12.39	13.29	236,656	0.02	0.25	1.85	6.44	8.22
2019	34,678	11.64	12.28	411,821	2.29	0.25	1.85	19.75	21.70
2018	23,329	9.72	10.09	227,996	2.79	0.65	1.85	(13.45)	(12.41)
2017	21,910	11.23	11.52	246,959	3.06	0.65	1.85	7.77	9.09
2016	12,111	10.42	10.56	126,140	-	0.65	1.85	7.64	8.87
Vanguard® VIF Equity Income
2020	83,154	12.59	13.50	1,102,923	0.02	0.25	1.85	(1.64)	(0.07)
2019	82,724	12.80	13.51	1,094,241	2.44	0.25	1.85	18.52	20.41
2018	77,330	10.80	11.22	854,005	1.52	0.65	1.85	(10.45)	(9.30)
2017	57,757	12.06	12.37	701,831	2.18	0.65	1.85	12.61	14.01
2016	39,356	10.71	10.85	422,616	-	0.65	1.85	9.62	10.94
Vanguard® VIF Equity Index
2020	79,786	15.38	16.49	1,297,571	0.01	0.25	1.85	12.59	14.36
2019	36,318	13.66	14.42	516,380	0.48	0.25	1.85	24.98	27.05
2018	5,748	10.93	11.35	64,422	-	0.65	1.85	(8.99)	(7.87)
2017	1,964	12.01	12.32	24,105	1.66	0.65	1.85	15.81	17.22
2016	1,001	10.37	10.51	10,497	-	0.65	1.85	6.58	7.79

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Vanguard® VIF Global Bond Index
2020	6,855	10.35	10.63	72,702	0.00	0.25	1.85	1.67	3.20
2019	-	10.18	10.30	-	-	0.25	1.85	1.80	3.00
Vanguard® VIF Growth
2020	12,652	19.22	20.61	245,973	0.00	0.25	1.85	36.31	38.51
2019	7,851	14.10	14.88	111,198	0.41	0.25	1.85	27.49	29.50
2018	7,835	11.06	11.49	86,947	0.34	0.65	1.85	(4.57)	(3.45)
2017	7,641	11.59	11.90	88,798	0.81	0.65	1.85	24.62	26.33
2016	883	9.30	9.42	8,203	-	0.65	1.85	(5.78)	(4.66)
Vanguard® VIF High Yield Bond
2020	120,169	10.84	11.63	1,381,463	0.03	0.25	1.85	0.65	2.29
2019	83,688	10.77	11.37	941,573	6.22	0.25	1.85	10.12	12.02
2018	45,030	9.78	10.15	453,510	5.25	0.65	1.85	(7.30)	(6.28)
2017	41,551	10.55	10.83	447,313	6.20	0.65	1.85	1.93	3.14
2016	33,839	10.35	10.50	350,373	8.78	0.65	1.85	6.05	7.36
Vanguard® VIF International
2020	154,942	19.94	21.38	3,268,296	0.01	0.25	1.85	50.04	52.50
2019	118,105	13.29	14.02	1,637,641	1.15	0.25	1.85	25.02	26.99
2018	83,700	10.63	11.04	914,398	0.56	0.65	1.85	(16.76)	(15.73)
2017	43,225	12.77	13.10	558,355	0.14	0.65	1.85	35.85	37.46
2016	409	9.40	9.53	3,841	2.81	0.65	1.85	(2.89)	(1.75)
Vanguard® VIF Mid-Cap Index
2020	190,747	14.13	15.15	2,744,483	0.01	0.25	1.85	12.41	14.25
2019	71,205	12.57	13.26	914,575	0.62	0.25	1.85	24.70	26.65
2018	23,079	10.08	10.47	239,540	2.47	0.65	1.85	(13.62)	(12.60)
2017	12,213	11.67	11.98	145,631	4.24	0.65	1.85	13.41	14.86
2016	3,441	10.29	10.43	35,801	0.69	0.65	1.85	5.86	7.08

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Vanguard® VIF Moderate Allocation
2020	444,966	12.24	13.12	5,614,456	0.01	0.25	1.85	8.32	10.07
2019	156,912	11.30	11.92	1,843,165	1.80	0.25	1.85	13.91	15.73
2018	69,190	9.92	10.30	701,714	2.03	0.65	1.85	(9.49)	(8.36)
2017	67,773	10.96	11.24	753,688	3.46	0.65	1.85	9.38	10.63
2016	82	10.02	10.16	833	1.92	0.65	1.85	2.45	3.78
Vanguard® VIF Real Estate Index
2020	24,763	10.46	11.21	273,043	0.01	0.25	1.85	(9.36)	(7.96)
2019	14,711	11.54	12.18	172,402	1.40	0.25	1.85	22.64	24.67
2018	3,798	9.41	9.77	35,948	2.32	0.65	1.85	(9.78)	(8.69)
2017	12,262	10.43	10.70	128,371	1.58	0.65	1.85	(0.19)	0.94
2016	38,764	10.45	10.60	407,492	1.03	0.65	1.85	3.16	4.54
Vanguard® VIF Short Term Investment Grade
2020	199,759	9.17	9.83	1,942,195	0.03	0.25	1.85	0.44	2.08
2019	92,945	9.13	9.63	885,722	2.74	0.25	1.85	0.66	2.34
2018	103,551	9.07	9.41	967,505	0.96	0.65	1.85	(3.72)	(2.59)
2017	27,655	9.42	9.66	266,214	2.47	0.65	1.85	(2.79)	(1.63)
2016	5,620	9.69	9.82	55,105	10.33	0.65	1.85	(2.12)	(0.91)
Vanguard® VIF Small Company Growth (d)
2020	17,605	15.77	16.91	294,852	0.01	0.25	1.85	17.34	19.25
2019	11,430	13.44	14.18	160,749	0.74	0.25	1.85	21.96	23.95
2018	36,465	11.02	11.44	414,290	0.32	0.65	1.85	(11.63)	(10.63)
2017	12,252	12.47	12.80	155,776	1.68	0.65	1.85	17.53	19.07
2016	2,288	10.61	10.75	24,552	-	0.65	1.85	9.49	10.82

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Vanguard® VIF Total Bond Market Index
2020	429,315	9.62	10.32	4,378,791	0.02	0.25	1.85	2.45	4.14
2019	290,954	9.39	9.91	2,852,581	2.33	0.25	1.85	3.53	5.20
2018	190,057	9.07	9.42	1,778,827	1.94	0.65	1.85	(4.93)	(3.68)
2017	102,615	9.54	9.78	998,805	0.81	0.65	1.85	(1.34)	(0.31)
2016	54,207	9.67	9.81	527,472	2.69	0.65	1.85	(2.42)	(1.21)
Vanguard® VIF Total International Stock Market Index
2020	75,636	11.05	11.35	855,008	0.01	0.25	1.85	5.84	7.58
2019	28,834	10.44	10.55	303,348	-	0.25	1.85	4.40	5.50
Vanguard® VIF Total Stock Market Index
2020	187,528	15.48	16.59	3,064,148	0.01	0.25	1.85	14.84	16.67
2019	116,239	13.48	14.22	1,623,787	1.12	0.25	1.85	24.58	26.51
2018	65,181	10.82	11.24	719,633	1.25	0.65	1.85	(9.83)	(8.77)
2017	42,982	12.00	12.32	519,140	1.75	0.65	1.85	15.16	16.67
2016	33,987	10.42	10.56	355,397	-	0.65	1.85	7.20	8.53
Victory RS Partners (d)
2020	19,212	25.74	25.74	495,005	-	0.90	0.90	(3.41)	(3.41)
2019	20,357	26.65	26.65	542,958	0.90	0.90	0.90	25.71	25.71
2018	22,021	21.20	21.20	467,217	0.34	0.90	0.90	(15.44)	(15.44)
2017	24,094	25.07	25.07	604,181	-	0.90	0.90	9.86	9.86
2016	27,855	22.82	22.82	635,858	-	0.90	0.90	19.29	19.29
Victory RS Science and Technology
2020	42,257	45.83	48.17	2,036,781	-	0.90	1.25	58.14	58.71
2019	40,788	28.98	30.35	1,238,664	-	0.90	1.25	33.55	34.00
2018	41,311	21.70	22.65	936,054	-	0.90	1.25	(4.87)	(4.55)
2017	27,283	22.81	23.73	647,735	-	0.90	1.25	38.66	39.26
2016	14,507	16.45	17.04	247,453	-	0.90	1.25	9.08	9.44

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Victory RS Value
2020	136,276	12.67	13.32	1,813,765	-	0.90	1.25	(6.70)	(6.33)
2019	174,502	13.58	14.22	2,478,079	0.63	0.90	1.25	25.97	26.29
2018	157,206	10.78	11.26	1,770,118	0.55	0.90	1.25	(14.51)	(14.11)
2017	206,943	12.61	13.11	2,708,008	0.19	0.90	1.25	12.49	12.92
2016	150,070	11.21	11.61	1,743,445	0.26	0.90	1.25	6.36	6.61
Virtus Ceredex Mid Cap Value Equity
2020	18,546	16.66	16.66	309,476	0.01	0.90	0.90	(5.34)	(5.34)
2019	25,192	17.60	17.60	443,713	0.96	0.90	0.90	27.63	27.63
2018	18,509	13.79	13.79	255,628	0.71	0.90	0.90	(11.60)	(11.60)
2017	20,243	15.60	15.60	315,963	0.79	0.90	0.90	6.92	6.92
2016	10,832	14.59	14.59	157,995	1.08	0.90	0.90	15.24	15.24
Virtus Duff & Phelps Real Estate Securities Series
2020	26,873	11.84	12.55	321,081	0.01	0.25	1.45	(5.88)	(4.71)
2019	8,142	12.58	13.17	102,826	1.65	0.25	1.45	21.90	23.43
2018	9,732	10.32	10.67	101,083	1.09	0.25	1.45	(10.65)	(9.58)
2017	20,752	11.55	11.80	240,819	1.36	0.25	1.45	1.40	2.61
2016	26,388	11.39	11.50	300,939	1.91	0.25	1.45	2.15	3.42
Virtus KAR Small-Cap Growth Series
2020	41,193	33.99	36.84	1,450,876	-	0.25	1.45	38.34	39.97
2019	46,042	24.57	26.32	1,162,475	-	0.25	1.45	31.32	32.93
2018	34,521	18.71	19.80	653,197	-	0.25	1.45	6.79	8.08
2017	30,184	17.52	18.32	541,210	-	0.25	1.45	34.67	36.41
2016	17,971	13.01	13.43	239,091	-	0.25	1.45	20.46	21.87
Virtus Newfleet Multi-Sector Intermediate Bond Series
2020	57,161	9.89	10.36	582,420	0.03	0.25	1.45	1.85	3.19
2019	61,550	9.71	10.04	608,302	2.72	0.25	1.45	5.66	6.92
2018	112,337	9.19	9.39	1,037,703	3.88	0.25	1.45	(6.89)	(5.82)
2017	116,112	9.87	9.97	1,145,914	7.21	0.25	1.45	2.07	3.32
2016	21,033	9.58	9.67	201,632	4.51	0.25	1.45	4.54	5.81

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Virtus SGA International Growth Series
2020	90,912	9.04	9.45	849,898	-	0.25	1.45	18.32	19.62
2019	93,139	7.64	7.90	728,469	0.67	0.25	1.45	13.35	14.83
2018	152,149	6.74	6.88	1,037,519	3.30	0.25	1.45	(20.33)	(19.34)
2017	116,344	8.45	8.53	985,433	1.79	0.25	1.45	10.88	12.24
2016	53,340	7.55	7.63	403,715	0.79	0.25	1.45	(5.92)	(4.76)
Virtus Strategic Allocation Series
2020	7,705	15.11	16.89	118,378	0.01	0.25	1.45	28.16	30.10
2019	6,443	11.79	13.02	75,964	1.30	0.25	1.45	20.55	22.02
2018	6,428	9.78	10.67	62,868	2.61	0.25	1.45	(10.03)	(8.96)
2017	1,008	10.87	11.72	10,957	1.94	0.25	1.45	13.82	15.13
2016	978	9.55	10.18	9,345	1.70	0.25	1.45	(3.63)	(2.40)
Voya MidCap Opportunities Portfolio
2020	2,215	18.98	24.85	54,225	-	0.25	1.45	34.42	36.09
2019	839	14.12	18.26	11,803	0.09	0.25	1.45	23.32	24.73
2018	814	11.45	14.64	9,292	-	0.25	1.45	(11.92)	(10.84)
2017	-	13.00	16.42	-	-	0.25	1.45	19.05	20.56
2016	-	10.92	13.62	-	-	0.25	1.45	2.25	3.50
VY Clarion Global Real Estate Portfolio
2020	10,568	9.39	10.71	106,892	0.05	0.25	1.45	(9.36)	(8.23)
2019	9,769	10.36	11.67	108,611	2.48	0.25	1.45	18.81	20.19
2018	9,835	8.72	9.71	91,286	4.82	0.25	1.45	(12.89)	(11.73)
2017	10,513	10.01	11.00	111,883	3.32	0.25	1.45	5.59	6.90
2016	12,161	9.48	10.29	121,223	0.64	0.25	1.45	(3.85)	(2.83)
VY Clarion Real Estate Portfolio
2020	-	10.73	12.75	-	-	0.25	1.45	(10.73)	(9.64)
2019	-	12.02	14.11	-	-	0.25	1.45	22.40	23.88
2018	-	9.82	11.39	-	-	0.25	1.45	(11.85)	(10.74)
2017	8,136	11.14	12.76	102,788	3.12	0.25	1.45	0.45	1.67
2016	2,900	11.09	12.55	33,581	1.85	0.25	1.45	(0.45)	0.72

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Wells Fargo Growth (d)
2020	36,669	29.54	51.76	1,085,114	-	0.90	1.25	42.71	43.19
2019	41,791	20.63	36.22	863,397	-	0.90	1.25	31.36	31.82
2018	48,548	15.65	27.52	760,459	-	0.90	1.25	(4.04)	(3.69)
2017	56,550	16.25	28.64	919,728	-	0.90	1.25	28.97	29.48
2016	59,764	12.55	22.17	750,834	-	0.90	1.25	(5.05)	(4.71)
Wells Fargo International Equity VT
2020	4,245	9.89	10.22	42,621	0.02	0.25	1.45	0.41	1.49
2019	4,119	9.85	10.07	40,769	3.72	0.25	1.45	10.43	11.76
2018	3,997	8.87	9.01	35,461	8.67	0.25	1.45	(20.92)	(19.91)
2017	6,515	11.10	11.28	72,318	2.73	0.25	1.45	18.99	20.32
2016	2,625	9.24	9.48	24,260	3.46	0.25	1.45	(1.25)	(1.25)
Wells Fargo Large Cap Core
2020	61,715	14.12	19.94	879,936	0.01	0.90	1.25	3.59	3.90
2019	81,316	13.59	19.23	1,111,757	1.51	0.90	1.25	22.26	22.76
2018	123,075	11.07	15.69	1,425,019	0.98	0.90	1.25	(12.51)	(12.28)
2017	112,246	12.62	17.92	1,425,080	0.68	0.90	1.25	18.08	18.50
2016	91,078	10.65	15.15	977,333	0.70	0.90	1.25	3.83	4.21
Wells Fargo Omega Growth VT
2020	11,619	23.64	29.85	274,515	-	0.25	1.45	36.96	38.58
2019	12,214	17.26	21.54	211,753	-	0.25	1.45	31.06	32.72
2018	15,338	13.17	16.23	203,815	-	0.25	1.45	(4.08)	(2.93)
2017	5,495	13.73	16.72	75,408	0.01	0.25	1.45	28.68	30.22
2016	4,198	10.67	12.84	44,741	-	0.25	1.45	(3.87)	(2.65)

(d) Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Wells Fargo Opportunity
2020	35,874	19.77	29.21	710,566	0.00	0.90	1.25	15.87	16.29
2019	49,705	17.00	25.17	857,131	0.24	0.90	1.25	25.82	26.30
2018	52,952	13.46	19.97	727,250	-	0.90	1.25	(11.21)	(10.92)
2017	62,734	15.11	22.46	978,852	0.38	0.90	1.25	15.00	15.43
2016	74,963	13.09	19.50	1,020,518	0.40	0.90	1.25	7.27	7.56
Wells Fargo Opportunity VT
2020	74,054	16.91	22.26	1,581,613	0.00	0.25	1.45	15.74	17.16
2019	96,624	14.61	19.00	1,790,052	0.31	0.25	1.45	25.73	27.26
2018	96,174	11.62	15.04	1,434,652	0.19	0.25	1.45	(11.23)	(10.11)
2017	107,931	13.09	16.93	1,812,304	0.67	0.25	1.45	15.23	16.56
2016	113,648	11.36	14.69	1,668,898	2.06	0.25	1.45	7.27	8.61
Wells Fargo Small Company Value
2020	447,299	10.53	10.58	4,731,057	0.00	0.90	1.25	(2.32)	(1.95)
2019	508,901	10.78	10.79	5,488,889	0.78	0.90	1.25	7.80	7.90
2018	264,080	12.40	20.48	4,787,103	-	0.90	1.25	(22.21)	(21.92)
2017	330,567	11.48	18.87	5,488,020	-	0.90	1.25	(14.46)	(14.15)
2016	298,003	14.61	24.05	6,317,715	-	0.90	1.25	27.26	27.70
Western Asset Variable Global High Yield Bond
2020	176,766	10.10	12.13	2,136,722	0.02	0.25	1.45	2.43	3.74
2019	355,049	9.86	11.76	4,169,164	4.87	0.25	1.45	9.07	10.32
2018	383,461	9.04	10.76	4,114,546	4.31	0.25	1.45	(8.41)	(7.18)
2017	473,780	9.87	11.73	5,519,774	5.93	0.25	1.45	3.68	4.92
2016	319,466	9.52	11.30	3,549,276	5.87	0.25	1.45	10.44	11.67

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.